As filed with the Securities and Exchange Commission on

                        April 29, 2005

                                               Registration No. 33-17486
                                                               811-05346
------------------------------------------------------------------------
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C. 20549

                        ---------------

                          FORM N-1A
                                                                    ----
       REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     / X /
                                                                    ----
                                                                    ----
                 Pre-Effective Amendment No.                       /   /
                                                                    ----
                                                                    ----

              Post-Effective Amendment No. 35                      / X /

                             and                                    ----
                                                                    ----
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY          / X /
                        ACT OF 1940                                 ----
                                                                    ----

                    Amendment No. 36                               / X /

             (Check appropriate box or boxes)                       ----

                       ---------------
                    PUTNAM VARIABLE TRUST
      (Exact name of registrant as specified in charter)

      One Post Office Square, Boston, Massachusetts 02109
          (Address of principal executive offices)

       Registrant's Telephone Number, including Area Code
                        (617) 292-1000
                       ---------------
       It is proposed that this filing will become effective
                   (check appropriate box)

----
/   /  immediately upon filing pursuant to paragraph (b)
----
----

/ X /  on April 30, 2005 pursuant to paragraph (b)

----
----
/   /  60 days after filing pursuant to paragraph (a)(1)
----
----

/   /  on (date) pursuant to paragraph (a)(1)

----
----
/   /  75 days after filing pursuant to paragraph (a)(2)
----
----
/   /  on (date) pursuant to paragraph (a)(2) of Rule 485.
----
If appropriate, check the following box:
----
/   /  this post-effective amendment designates a new
----   effective date for a previously filed post-effective amendment.

                     ------------------
                BETH S. MAZOR, Vice President
                    PUTNAM VARIABLE TRUST
                   One Post Office Square
                Boston, Massachusetts 02109
           (Name and address of agent for service)
                     ------------------

                         Copy to:
                  JOHN W. GERSTMAYR, Esquire
                      ROPES & GRAY LLP
                  One International Place
                Boston, Massachusetts 02110
                     ------------------



Prospectus

April 30, 2005



Putnam Variable Trust
Class IA and IB Shares

Growth Funds                                      Value Funds
Putnam VT Discovery Growth Fund                   Putnam VT Equity Income Fund
Putnam VT Growth Opportunities Fund               Putnam VT The George Putnam Fund of
                                                  Boston
Putnam VT Health Sciences Fund                    Putnam VT Growth and Income Fund
Putnam VT International New Opportunities Fund    Putnam VT International
                                                  Growth and Income Fund
Putnam VT New Opportunities Fund                  Putnam VT Mid Cap Value Fund
Putnam VT OTC & Emerging Growth Fund              Putnam VT New Value Fund
Putnam VT Vista Fund                              Putnam VT Small Cap Value Fund
Putnam VT Voyager Fund
                                                  Income Funds
Blend Funds                                       Putnam VT American Government Income Fund
Putnam VT Capital Appreciation Fund               Putnam VT Diversified Income Fund
Putnam VT Capital Opportunities Fund              Putnam VT High Yield Fund
Putnam VT Global Equity Fund                      Putnam VT Income Fund
Putnam VT International Equity Fund
Putnam VT Investors Fund                          Money Market Fund
Putnam VT Research Fund                           Putnam VT Money Market Fund
Putnam VT Utilities Growth and Income Fund
                                                  Asset Allocation Fund
                                                  Putnam VT Global Asset Allocation Fund


This prospectus explains what you should know about the funds in Putnam Variable Trust, which are available for purchase by separate accounts of insurance companies.

Putnam Investment Management, LLC (Putnam Management), which has managed mutual funds since 1937, manages the funds. These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus.

Any statement to the contrary is a crime.

   CONTENTS

 2 Fund summaries (including Goal, Main investment strategies, Main risks,
   Performance information, and Fees and expenses)

29 What are the funds' main investment strategies and related risks?

35 Who manages the funds?

48 How to buy and sell fund shares

49 Distribution Plan

49 How do the funds price their shares?

50 Policy on excessive short-term trading

51 Fund distributions and taxes

52 Financial highlights

[SCALE LOGO OMITTED]


Fund summaries

GOAL, MAIN INVESTMENT STRATEGIES AND MAIN RISKS

The following summaries identify each fund's goal, main investment strategies and the main risks that could adversely affect the value of a fund's shares and the total return on your investment. More detailed descriptions of the funds' investment policies, including the risks associated with investing in the funds, can be found further back in this prospectus. Please be sure to read this additional information before you invest.

You can lose money by investing in any of the funds. A fund may not achieve its goal, and none of the funds is intended as a complete investment program. An investment in any fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although Putnam VT Money Market Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in that fund.

PERFORMANCE INFORMATION

Each summary also contains performance information that provides some indication of each fund's risks. The chart contained in each summary shows year-to-year changes in the performance of one of the fund's classes of shares, class IA shares. A table following each chart compares the fund's performance to that of broad measures of market performance. Performance of class IB shares for the period prior to April 6, 1998 for Putnam VT Diversified Income Fund, Putnam VT Growth and Income Fund and Putnam VT International Growth and Income Fund, and prior to April 30, 1998 for Putnam VT Global Asset Allocation Fund, Putnam VT Global Equity Fund, Putnam VT High Yield Fund, Putnam VT International Equity Fund, Putnam VT International New Opportunities Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund and Putnam VT Voyager Fund is based upon the performance of class IA shares of the fund, adjusted to reflect the fees paid by class IB shares, including a 12b-1 fee of 0.25%. Of course, a fund's past performance is not an indication of future performance. None of the performance information reflects the impact of insurance-related charges or expenses. If it did, performance would be less than that shown. Please refer to the prospectus of the separate account issued by the participating insurance company or your insurance contract for information about insurance-related charges and expenses and performance data reflecting those charges and expenses.

FEES AND EXPENSES

Each summary also contains a table summarizing the fees and expenses you may pay if you invest in the fund. The tables do not reflect any insurance-related charges or expenses. Expenses are based on the fund's last fiscal year. The example following each table translates the expenses shown in the table into dollar amounts. By doing this, you can more easily compare the cost of investing in the fund to the cost of investing in other mutual funds. The example makes certain assumptions. It assumes you invest $10,000 in the fund for the time periods shown and redeem all of your shares at the end of each time period. It also assumes a 5.00% return on your investment each year and that the fund's operating expenses (which do not include insurance-related charges or expenses) remain the same. The example is hypothetical; your actual costs and returns may be higher or lower.

Net expenses information in a fund's fee table reflects Putnam Management's agreement, effective January 28, 2004, to waive fees and reimburse expenses of the fund through December 31, 2005 to the extent necessary to ensure that the fund's expenses do not exceed the average expenses of the funds underlying variable insurance products viewed by Lipper Inc. as having the same investment classification or objective as the fund. The expense reimbursement is based on a comparison of the fund's expenses with the average annualized operating expenses in its Lipper peer group, as reported by Lipper, for each calendar quarter during the fund's last fiscal year, excluding (for class IB shares) distribution (12b-1) fees and without giving effect to any expense offset and brokerage service arrangements that may reduce fund expenses.

PUTNAM VT AMERICAN GOVERNMENT INCOME FUND

GOAL

The fund seeks high current income with preservation of capital as its secondary objective.

MAIN INVESTMENT STRATEGIES -- U.S. GOVERNMENT BONDS

We invest mainly in bonds that:

* are obligations of the U.S. government, its agencies and instrumentalities

* are backed by the full faith and credit of the United States, such as U.S. Treasury bonds and Ginnie Mae mortgage-backed bonds, or by only the credit of a federal agency or government sponsored entity, such as Fannie Mae and Freddie Mac mortgage-backed bonds and

* have intermediate to long-term maturities (three years  or longer).

Under normal circumstances, we invest at least 80% of the fund's net assets in U.S. government securities. We may invest up to 20% of net assets in mortgage-backed securities of private issuers rated AAA or its equivalent, at the time of purchase, by a nationally recognized securities rating agency, or if unrated, that we determine to be of comparable quality.

MAIN RISKS

* The risk that the issuers of the fund's investments will not make timely payments of interest and principal. This credit risk is higher for debt that is not backed by the full faith and credit of the U.S. government.

* The risk that movements in financial markets will adversely affect the value of the fund's investments. This risk includes interest rate risk, which means that the prices of the fund's investments are likely to fall if interest rates rise. Interest rate risk is generally higher for investments with longer maturities.

* The risk that, compared to other debt, mortgage-backed investments may increase in value less when interest rates decline, and decline in value more when interest rates rise.

PERFORMANCE INFORMATION

[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES]

CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES

2001        6.82%
2002        8.98%
2003        1.89%
2004        2.85%

Year-to-date performance through 3/31/05 was -0.29%. During the periods shown in the bar chart, the highest return for a quarter was 5.05% (quarter ending 9/30/01) and the lowest return for a quarter was -2.82% (quarter ending 6/30/04). The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown.

------------------------------------------------------------------------------
Average Annual Total Returns
(for periods ending 12/31/04)
------------------------------------------------------------------------------
                                                             Since
                                                  Past       inception
                                                  1 year     (2/1/00)
------------------------------------------------------------------------------
Class IA                                          2.85%      6.58%
Class IB                                          2.66%      6.36%
Lehman Intermediate Treasury Bond Index
(no deduction for fees or expenses)               2.02%      6.48%
------------------------------------------------------------------------------

For portions of the period shown, the fund's performance benefited from Putnam Management's agreement to limit the fund's expenses. The fund's performance is compared to the Lehman Intermediate Treasury Bond Index, an unmanaged index of treasury bonds with maturities between 1 and 10 years.

FEES AND EXPENSES

------------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
------------------------------------------------------------------------------
                                            Total
                         Distri-            Annual
               Manage-   bution             Fund       Expense
               ment      (12b-1)  Other     Operating  Reimburse-  Net
               Fees      Fees     Expenses  Expenses   ment        Expenses
------------------------------------------------------------------------------
Class IA       0.65%     N/A      0.14%     0.79%      -0.13%      0.66%
Class IB       0.65%     0.25%    0.14%     1.04%      -0.13%      0.91%
------------------------------------------------------------------------------

EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts using standard assumptions described in the introduction under "Fund summaries" above.

------------------------------------------------------------------------------
                       1 year       3 years       5 years      10 years
------------------------------------------------------------------------------
Class IA               $68          $239          $426         $965
Class IB               $93          $318          $561       $1,261
------------------------------------------------------------------------------

The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.


PUTNAM VT CAPITAL APPRECIATION FUND

GOAL

The fund seeks capital appreciation.

MAIN INVESTMENT STRATEGIES -- STOCKS

We invest mainly in common stocks of U.S. companies that we believe have favorable investment potential. For example, we may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We may also consider other factors we believe will cause the stock price to rise. We may invest in companies of any size.

MAIN RISKS

* The risk that the stock price of one or more of the companies in the fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund's investments, regardless of how well the companies in which we invest perform.

PERFORMANCE INFORMATION

[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES]

CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES

2001       -13.69%
2002       -22.13%
2003        25.04%
2004        15.02%

Year-to-date performance through 3/31/05 was -2.54%. During the periods shown in the bar chart, the highest return for a quarter was 15.11% (quarter ending 6/30/03) and the lowest return for a quarter was -18.30% (quarter ending 9/30/01). The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown.

------------------------------------------------------------------------------
Average Annual Total Returns
(for periods ending 12/31/04)
------------------------------------------------------------------------------
                                                        Since
                                             Past       inception
                                             1 year     (9/29/00)
------------------------------------------------------------------------------
Class IA                                     15.02%     -3.07%
Class IB                                     14.70%     -3.30%
Russell 3000 Index (no deduction
for fees or expenses)                        11.95%     -2.02%
------------------------------------------------------------------------------

For portions of the period shown, the fund's performance benefited from Putnam Management's agreement to limit the fund's expenses. The fund's performance is compared to the Russell 3000 Index, an unmanaged index of the 3,000 largest U.S. companies in the Russell universe.

FEES AND EXPENSES

------------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
------------------------------------------------------------------------------
                                            Total
                         Distri-            Annual
               Manage-   bution             Fund       Expense
               ment      (12b-1)  Other     Operating  Reimburse-  Net
               Fees      Fees     Expenses  Expenses   ment        Expenses
------------------------------------------------------------------------------
Class IA       0.65%     N/A      0.38%     1.03%      -0.13%      0.90%
Class IB       0.65%     0.25%    0.38%     1.28%      -0.13%      1.15%
------------------------------------------------------------------------------

EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts using standard assumptions described in the introduction under "Fund summaries" above.

------------------------------------------------------------------------------
                          1 year       3 years       5 years     10 years
------------------------------------------------------------------------------
Class IA                  $92          $315          $556        $1,248
Class IB                 $117          $393          $690        $1,538
------------------------------------------------------------------------------

The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.


PUTNAM VT CAPITAL OPPORTUNITIES FUND

GOAL

The fund seeks long-term growth of capital.

MAIN INVESTMENT STRATEGIES -- STOCKS

We invest mainly in common stocks of U.S. companies that we believe have favorable investment potential. For example, we may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We may also consider other factors we believe will cause the stock price to rise. We invest mainly in small and midsized companies.

MAIN RISKS

* The risk that the stock price of one or more of the companies in the fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund's investments, regardless of how well the companies in which we invest perform.

PERFORMANCE INFORMATION

[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES]

CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES

2004        18.54%

Year-to-date performance through 3/31/05 was -2.40%. During the periods shown in the bar chart, the highest return for a quarter was 13.43% (quarter ending 12/31/04) and the lowest return for a quarter was -1.35% (quarter ending 9/30/04). The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown.

------------------------------------------------------------------------------
Average Annual Total Returns
(for periods ending 12/31/04)
------------------------------------------------------------------------------
                                                        Since
                                             Past       inception
                                             1 year     (5/1/03)
------------------------------------------------------------------------------
Class IA                                     18.54%     29.77%
Class IB                                     18.21%     29.44%
Russell 2500 Index (no deduction for
fees or expenses)                            18.29%     34.94%
Russell 2000 Index (no deduction for
fees or expenses)                            18.33%     35.85%
------------------------------------------------------------------------------

For portions of the period shown, the fund's performance benefited from Putnam Management's agreement to limit the fund's expenses. The fund's performance is compared to the Russell 2500 Index, an unmanaged index of the smallest 2500 companies in the Russell 3000 Index. The fund's performance was previously compared to the Russell 2000 Index, an unmanaged index of common stocks that generally measures the performance of small to midsize companies within the Russell 3000 Index. This index was replaced by the Russell 2500 Index, which is more representative of the types of securities generally held by the fund.

FEES AND EXPENSES

------------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
------------------------------------------------------------------------------
                                            Total
                         Distri-            Annual
               Manage-   bution             Fund       Expense
               ment      (12b-1)  Other     Operating  Reimburse-  Net
               Fees      Fees     Expenses  Expenses   ment        Expenses
------------------------------------------------------------------------------
Class IA       0.65%     N/A      0.75%     1.40%      -0.44%      0.96%
Class IB       0.65%     0.25%    0.75%     1.65%      -0.44%      1.21%
------------------------------------------------------------------------------

EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts using standard assumptions described in the introduction under "Fund summaries" above.

------------------------------------------------------------------------------
                          1 year       3 years       5 years     10 years
------------------------------------------------------------------------------
Class IA                  $98          $400          $724        $1,642
Class IB                 $123          $477          $856        $1,925
------------------------------------------------------------------------------

The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.


PUTNAM VT DISCOVERY GROWTH FUND

GOAL

The fund seeks long-term growth of capital.

MAIN INVESTMENT STRATEGIES -- GROWTH STOCKS

We invest mainly in common stocks of U.S. companies, with a focus on growth stocks. Growth stocks are issued by companies that we believe are fast-growing and whose earnings we believe are likely to increase over time. Growth in earnings may lead to an increase in the price of the stock. We may invest in companies of any size.

MAIN RISKS

* The risk that the stock price of one or more of the companies in the fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund's investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.

PERFORMANCE INFORMATION

[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES]

CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES

2001       -30.64%
2002       -29.32%
2003        32.39%
2004         7.73%

Year-to-date performance through 3/31/05 was -2.99%. During the periods shown in the bar chart, the highest return for a quarter was 22.36% (quarter ending 12/31/01) and the lowest return for a quarter was -31.71% (quarter ending 9/30/01). The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown.

------------------------------------------------------------------------------
Average Annual Total Returns
(for periods ending 12/31/04)
------------------------------------------------------------------------------
                                                        Since
                                             Past       inception
                                             1 year     (9/29/00)
------------------------------------------------------------------------------
Class IA                                     7.73%      -14.94%
Class IB                                     7.58%      -15.14%
Russell Midcap Growth Index
(no deduction for fees or expenses)         15.48%       -7.43%
Russell 2500 Growth Index
(no deduction for fees or expenses)         14.59%       -3.90%
------------------------------------------------------------------------------

For portions of the period shown, the fund's performance benefited from Putnam Management's agreement to limit the fund's expenses. The fund's performance is compared to the Russell Midcap Growth Index, an unmanaged index of all medium and medium/small companies in the Russell 1000 Index chosen for their growth orientation. The fund's performance is also compared to the Russell 2500 Growth Index, an unmanaged index of the smallest 2,500 companies in the Russell 3000 Index chosen for their growth orientation.

FEES AND EXPENSES

------------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
------------------------------------------------------------------------------
                                            Total
                         Distri-            Annual
               Manage-   bution             Fund       Expense
               ment      (12b-1)  Other     Operating  Reimburse-  Net
               Fees      Fees     Expenses  Expenses   ment        Expenses
------------------------------------------------------------------------------
Class IA       0.70%     N/A      0.38%     1.08%      -0.14%      0.94%
Class IB       0.70%     0.25%    0.38%     1.33%      -0.14%      1.19%
------------------------------------------------------------------------------

EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts using standard assumptions described in the introduction under "Fund summaries" above.

------------------------------------------------------------------------------
                          1 year       3 years       5 years     10 years
------------------------------------------------------------------------------
Class IA                  $96          $330          $584        $1,309
Class IB                 $121          $408          $717        $1,598
------------------------------------------------------------------------------

The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.


PUTNAM VT DIVERSIFIED INCOME FUND

GOAL

The fund seeks as high a level of current income as Putnam Management believes is consistent with preservation of capital.

MAIN INVESTMENT STRATEGIES -- MULTI-SECTOR BONDS

We invest mainly in bonds that:

* are obligations of companies and governments worldwide,

* are either investment-grade or below investment-grade (junk bonds) and

* have intermediate to long-term maturities (three years  or longer).

Under normal market conditions, we invest 15% - 65% of the fund's net assets in each of these three sectors:

* U.S. and investment-grade sector: U.S. government securities and investment-grade bonds of U.S. companies.

* High yield sector: lower-rated bonds of U.S. companies.

* International sector: bonds of foreign governments and companies, including both investment-grade and lower-rated securities.

We will not invest less than 15% of the fund's net assets in U.S.
government securities.

MAIN RISKS

* The risk that the issuers of the fund's investments will not make timely payments of interest and principal. Because the fund invests significantly in junk bonds, it is subject to heightened credit risk. Investors should carefully consider the risks associated with an investment in the fund.

* The risk that movements in financial markets will adversely affect the value of the fund's investments. This risk includes interest rate risk, which means that the prices of the fund's investments are likely to fall if interest rates rise. Interest rate risk is generally higher for investments with longer maturities.

* The risk that, compared to other debt, mortgage-backed investments may increase in value less when interest rates decline, and decline in value more when interest rates rise.

* The risks of investing outside the United States, such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments. These risks are increased for investments in emerging markets. The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown

PERFORMANCE INFORMATION

[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES]

CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES

1995        19.13%
1996         8.81%
1997         7.38%
1998        -1.37%
1999         1.66%
2000         0.19%
2001         3.82%
2002         6.20%
2003        20.27%
2004         9.58%

Year-to-date performance through 3/31/05 was -0.34%. During the periods shown in the bar chart, the highest return for a quarter was 7.66% (quarter ending 6/30/03) and the lowest return for a quarter was -4.94% (quarter ending 9/30/98). The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown.

------------------------------------------------------------------------------
Average Annual Total Returns
(for periods ending 12/31/04)
------------------------------------------------------------------------------
                                           Past       Past       Past
                                           1 year     5 years    10 years
------------------------------------------------------------------------------
Class IA                                   9.58%      7.80%      7.35%
Class IB                                   9.20%      7.51%      7.12%
Lehman Aggregate Bond Index
(no deduction for fees or expenses)        4.34%      7.71%      7.72%
Citigroup Non-US World
Government Bond Index
(no deduction for fees,
expenses or taxes)                        12.14%      8.77%      7.33%
JP Morgan Global High
Yield Index (no deduction
for fees, expenses or taxes)              11.55%      7.61%      8.62%
------------------------------------------------------------------------------

For portions of the period shown, the fund's performance benefited from Putnam Management's agreement to limit the fund's expenses. The fund's performance is compared to the Lehman Aggregate Bond Index, an unmanaged index used as a general measure of U.S. fixed income securities. The fund's performance is also compared to the Citigroup Non-US World Government Bond Index, an unmanaged index utilizing market capitalization-weighting that tracks the performance of the government bond markets tracked by the Citigroup World Government Bond Index. In addition, the fund's performance is compared to the JP Morgan Global High Yield Index, an unmanaged index that is designed to mirror the investable universe of the U.S. dollar global high yield corporate debt market, including domestic and international issues.

FEES AND EXPENSES

------------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
------------------------------------------------------------------------------
                                            Total
                         Distri-            Annual
               Manage-   bution             Fund       Expense
               ment      (12b-1)  Other     Operating  Reimburse-  Net
               Fees      Fees     Expenses  Expenses   ment        Expenses
------------------------------------------------------------------------------
Class IA       0.69%     N/A      0.14%     0.83%      -0.02%      0.81%
Class IB       0.69%     0.25%    0.14%     1.08%      -0.02%      1.06%
------------------------------------------------------------------------------

EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts using standard assumptions described in the introduction under "Fund summaries" above.

------------------------------------------------------------------------------
                          1 year       3 years       5 years     10 years
------------------------------------------------------------------------------
Class IA                  $83          $263          $459        $1,023
Class IB                 $108          $341          $594        $1,319
------------------------------------------------------------------------------

The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.


PUTNAM VT EQUITY INCOME FUND

GOAL

The fund seeks capital growth and current income.

MAIN INVESTMENT STRATEGIES -- VALUE STOCKS

We invest mainly in common stocks of U.S. companies, with a focus on value stocks that offer the potential for current income and capital growth. Under normal circumstances, we invest at least 80% of the fund's net assets in common stocks and other equity investments that offer potential for current income. Value stocks are those that we believe are currently undervalued by the market. We look for companies undergoing positive change. If we are correct and other investors recognize the value of the company, the price of the stock may rise. We invest mainly in large companies.

MAIN RISKS

* The risk that the stock price of one or more of the companies in the fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund's investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.

PERFORMANCE INFORMATION

[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES]

CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES

2004         12.14%

Year-to-date performance through 3/31/05 was -0.19%. During the periods shown in the bar chart, the highest return for a quarter was 9.72% (quarter ending 12/31/04) and the lowest return for a quarter was -0.40% (quarter ending 9/30/04). The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown.

------------------------------------------------------------------------------
Average Annual Total Returns
(for periods ending 12/31/04)
------------------------------------------------------------------------------
                                                        Since
                                             Past       inception
                                             1 year     (5/1/03)
------------------------------------------------------------------------------
Class IA                                     12.14%     20.43%
Class IB                                     11.82%     20.12%
Russell 1000 Value Index
(no deduction  for fees or expenses)         16.49%     25.67%
------------------------------------------------------------------------------

For portions of the period shown, the fund's performance benefited from Putnam Management's agreement to limit the fund's expenses. The fund's performance is compared to the Russell 1000 Value Index, an unmanaged index of those Russell 1000 companies chosen for their value orientation.

FEES AND EXPENSES

------------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
------------------------------------------------------------------------------
                                            Total
                         Distri-            Annual
               Manage-   bution             Fund       Expense
               ment      (12b-1)  Other     Operating  Reimburse-  Net
               Fees      Fees     Expenses  Expenses   ment        Expenses
------------------------------------------------------------------------------
Class IA       0.65%     N/A      0.21%     0.86%      -0.03%      0.83%
Class IB       0.65%     0.25%    0.21%     1.11%      -0.03%      1.08%
------------------------------------------------------------------------------

EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts using standard assumptions described in the introduction under "Fund summaries" above.

------------------------------------------------------------------------------
                          1 year       3 years       5 years     10 years
------------------------------------------------------------------------------
Class IA                  $85          $272          $475        $1,060
Class IB                 $110          $350          $609        $1,354
------------------------------------------------------------------------------
The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.


PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON

GOAL

The fund seeks to provide a balanced investment composed of a well diversified portfolio of stocks and bonds which produce both capital growth and current income.

MAIN INVESTMENT STRATEGIES -- VALUE STOCKS AND BONDS

We invest mainly in a combination of bonds and U.S. value stocks, with a greater focus on value stocks. Value stocks are those that we believe are currently undervalued by the market. We look for companies undergoing positive change. If we are correct and other investors recognize the value of the company, the price of its stock may rise. We buy bonds of governments and private companies that are mostly investment-grade in quality with intermediate to long-term maturities (three years or longer). We invest mainly in large companies.

Under normal market conditions, we invest at least 25% of the fund's total assets in fixed-income securities, including debt securities, preferred stocks, and that portion of the value of convertible securities attributable to the fixed-income characteristics of those securities.

MAIN RISKS

* The risk that the stock price of one or more of the companies in the fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund's investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.

* The risk that the prices of the fixed-income investments we buy will fall if interest rates rise. Interest rate risk is generally higher for investments with longer maturities.

* The risk that the issuers of the fund's fixed-income investments will not make timely payments of interest and principal. This credit risk is generally higher for debt that is below investment-grade in quality.

* The risk that our allocation of investments between stocks and bonds may adversely affect the fund's performance.

PERFORMANCE INFORMATION

[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES]

CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES

1999        -0.36%
2000         9.82%
2001         0.74%
2002        -8.57%
2003        17.35%
2004         8.48%

Year-to-date performance through 3/31/05 was -0.54%. During the periods shown in the bar chart, the highest return for a quarter was 11.73% (quarter ending 6/30/03) and the lowest return for a quarter was -10.60% (quarter ending 9/30/02). The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown.

------------------------------------------------------------------------------
Average Annual Total Returns
(for periods ending 12/31/04)
------------------------------------------------------------------------------
                                                                  Since
                                            Past       Past       inception
                                            1 year     5 years    (4/30/98)
------------------------------------------------------------------------------
Class IA                                    8.48%      5.19%      4.38%
Class IB                                    8.21%      4.94%      4.18%
S&P 500/Barra Value Index
(no deduction for fees or expenses)        15.71%      2.48%      3.95%
Lehman Aggregate Bond Index
(no deduction for fees or expenses)         4.34%      7.71%      6.59%
George Putnam Blended Index
(no deduction for fees or expenses)        11.21%      5.10%      5.54%
------------------------------------------------------------------------------

For portions of the period shown, the fund's performance benefited from Putnam Management's agreement to limit the fund's expenses. The fund's performance is compared to the S&P 500/Barra Value Index, an unmanaged index of capitalization-weighted stocks chosen for their value orientation, and to the George Putnam Blended Index, an unmanaged index administered by Putnam Management, 60% of which is the S&P 500/BarraValue Index and 40% of which is the Lehman Aggregate Bond Index, an unmanaged index used as a general measure of U.S. fixed income securities.

FEES AND EXPENSES

------------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
------------------------------------------------------------------------------

                                                            Total
                                                            Annual
                                 Distribution               Fund
                  Management     (12b-1)        Other       Operating
                  Fees           Fees           Expenses    Expenses
------------------------------------------------------------------------------
Class IA          0.62%          N/A            0.11%       0.73%
Class IB          0.62%          0.25%          0.11%       0.98%
------------------------------------------------------------------------------

EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts using standard assumptions described in the introduction under "Fund summaries" above.

------------------------------------------------------------------------------
                          1 year       3 years       5 years       10 years
------------------------------------------------------------------------------
Class IA                  $75          $233          $406          $906
Class IB                 $100          $312          $542        $1,204
------------------------------------------------------------------------------

The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.


PUTNAM VT GLOBAL ASSET ALLOCATION FUND

GOAL

The fund seeks a high level of long term total return consistent with preservation of capital.

MAIN INVESTMENT STRATEGIES -- ASSET ALLOCATION

We invest in a wide variety of equity and fixed-income securities both of U.S. and foreign issuers. We may invest in securities in the following four investment categories, which we believe represent large, well-differentiated classes of securities with distinctive investment characteristics:

* U.S. Equities: This sector will invest primarily in growth and value stocks of U.S. companies. Growth stocks are issued by companies whose earnings we believe are likely to grow faster than the economy as a whole. Growth in earnings may lead to an increase in the price of the stock. Value stocks are those we believe are currently undervalued compared to their true worth. If we are correct and other investors recognize the value of the company, the price of the stock may rise.

* International Equities: This sector will invest primarily in growth and value stocks principally traded in foreign securities markets.

* U.S. Fixed-income: This sector will invest primarily in fixed-income securities of U.S. companies or the U.S. government, its agencies or instrumentalities, mortgage-backed and asset-backed securities, convertible securities and preferred stock.

* International Fixed-income: This sector will invest primarily in fixed-income securities denominated in foreign currencies of non-U.S. companies, foreign governmental issuers or supranational agencies.

The allocation of fund assets assigned to each investment category will be reevaluated at least quarterly based on an assessment of the relative market opportunities and risks of each investment category, taking into account various economic and market factors. The fund may from time to time invest in all or any one of the investment categories as we may consider appropriate in response to changing market conditions. We expect that under normal market conditions the fund will invest a majority of its assets in equity securities. We may invest in companies of any size.

MAIN RISKS

* The risk that the stock price of one or more of the companies in the fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund's investments, regardless of how well the companies in which we invest perform.

* The risk that the prices of the fixed-income investments we buy will fall if interest rates rise. Interest rate risk is generally highest for investments with longer maturities.

* The risk that our allocation of investments between stocks and bonds may adversely affect the fund's performance.

* The risk that the issuers of the fund's fixed-income investments will not make timely payments of interest and principal. This credit risk is generally higher for debt that is below investment-grade in quality.

* The risk that, compared to other debt, mortgage-backed investments may increase in value less when interest rates decline, and decline in value more when interest rates rise.

* The risks of investing outside the United States, such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information, or unfavorable political or legal developments. These risks are increased for investments in emerging markets.

PERFORMANCE INFORMATION


[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES]

CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES

1995           24.71%
1996           15.62%
1997           19.67%
1998           13.47%
1999           11.85%
2000           -4.87%
2001           -8.42%
2002          -12.30%
2003           22.04%
2004            9.26%

Year-to-date performance through 3/31/05 was -0.08%. During the periods shown in the bar chart, the highest return for a quarter was 14.51% (quarter ending 12/31/98) and the lowest return for a quarter was -12.39% (quarter ending 9/30/02). The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown.

------------------------------------------------------------------------------
Average Annual Total Returns
(for periods ending 12/31/04)
------------------------------------------------------------------------------
                                               Past       Past       Past
                                               1 year     5 years    10 years
------------------------------------------------------------------------------
Class IA                                       9.26%      0.37%      8.36%
Class IB                                       9.11%      0.25%      8.23%
Russell 3000 Index
(no deduction for fees or expenses)           11.95%     -1.16%     12.01%
Putnam Balanced Blended
Benchmark (no deduction
for fees or expenses)                         10.08%      2.68%     10.04%
MSCI World Index (no deduction
for fees or expenses)                         14.72%     -2.45%      8.09%
------------------------------------------------------------------------------

The fund's performance is compared to the Russell 3000 Index, an unmanaged index of the 3,000 largest U.S. companies in the Russell universe. The fund's performance is also compared to the Putnam Balanced Blended Benchmark, a benchmark administered by Putnam Management that is 50% the Russell 3000 Index, 35% the Lehman Aggregate Bond Index (an unmanaged index used as a general measure of U.S. fixed income securities), 10% the Morgan Stanley Capital International (MSCI) EAFE Index (an unmanaged index of international stocks from Europe, Australasia and the Far East) and 5% the JP Morgan Developed High Yield Index (an unmanaged index designed to mirror the investable universe of the U.S. dollar global high yield corporate debt market of developed markets). The fund's performance was previously compared to the MSCI World Index, an unmanaged index of securities of developed and emerging markets. This index was replaced by the Russell 3000 Index and the Putnam Balanced Blended Benchmark, which are more representative of the types of securities generally held by the fund.

FEES AND EXPENSES

------------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
------------------------------------------------------------------------------
                                                            Total
                                                            Annual
                                 Distribution               Fund
                  Management     (12b-1)        Other       Operating
                  Fees           Fees           Expenses    Expenses
------------------------------------------------------------------------------
Class IA          0.70%          N/A            0.24%       0.94%
Class IB          0.70%          0.25%          0.24%       1.19%
------------------------------------------------------------------------------

EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts using standard assumptions described in the introduction under "Fund summaries" above.

------------------------------------------------------------------------------
                          1 year       3 years       5 years     10 years
------------------------------------------------------------------------------
Class IA                  $96          $300          $520        $1,155
Class IB                 $121          $378          $654        $1,447
------------------------------------------------------------------------------

The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.


PUTNAM VT GLOBAL EQUITY FUND

GOAL

The fund seeks capital appreciation.

MAIN INVESTMENT STRATEGIES -- GLOBAL STOCKS

We invest mainly in common stocks of companies worldwide that we believe have favorable investment potential. For example, we may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We also consider other factors we believe will cause the stock price to rise. Under normal circumstances, we invest at least 80% of the fund's net assets in equity investments. We invest mainly in midsized and large companies, although we can invest in companies of any size. Although we emphasize investments in developed countries, we may also invest in companies located in developing (also known as emerging) markets.

MAIN RISKS

* The risks of investing outside the United States, such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information, or unfavorable political or legal developments. These risks are increased for investments in emerging markets.

* The risk that the stock price of one or more of the companies in the fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund's investments, regardless of how well the companies in which we invest perform.

PERFORMANCE INFORMATION

[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES]

CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES

1995            15.67%
1996            17.20%
1997            14.33%
1998            29.71%
1999            65.00%
2000           -29.64%
2001           -29.66%
2002           -22.16%
2003            29.54%
2004            13.94%

Year-to-date performance through 3/31/05 was -1.19%. During the periods shown in the bar chart, the highest return for a quarter was 48.01% (quarter ending 12/31/99) and the lowest return for a quarter was -25.07% (quarter ending 3/31/01). The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown.

------------------------------------------------------------------------------
Average Annual Total Returns
(for periods ending 12/31/04)
------------------------------------------------------------------------------
                                     Past         Past          Past
                                     1 year       5 years       10 years
------------------------------------------------------------------------------
Class IA                             13.94%       -10.68%       6.55%
Class IB                             13.68%       -10.87%       6.35%
MSCI World Index (no deduction
for fees or expenses)                14.72%        -2.45%       8.09%
------------------------------------------------------------------------------

The fund's performance is compared to the Morgan Stanley Capital
International (MSCI) World Index, an unmanaged index of securities of developed and emerging markets.

FEES AND EXPENSES

------------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
------------------------------------------------------------------------------

                                                            Total
                                                            Annual
                                 Distribution               Fund
                  Management     (12b-1)        Other       Operating
                  Fees           Fees           Expenses    Expenses
------------------------------------------------------------------------------
Class IA          0.77%          N/A            0.17%       0.94%
Class IB          0.77%          0.25%          0.17%       1.19%
------------------------------------------------------------------------------

EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts using standard assumptions described in the introduction under "Fund summaries" above.

------------------------------------------------------------------------------
                          1 year       3 years       5 years     10 years
------------------------------------------------------------------------------
Class IA                  $96          $300          $520        $1,155
Class IB                 $121          $378          $654        $1,447
------------------------------------------------------------------------------

The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.


PUTNAM VT GROWTH AND INCOME FUND

GOAL

The fund seeks capital growth and current income.

MAIN INVESTMENT STRATEGIES -- VALUE STOCKS

We invest mainly in common stocks of U.S. companies, with a focus on value stocks that offer the potential for capital growth, current income, or both. Value stocks are those that we believe are currently undervalued by the market. We look for companies undergoing positive change. If we are correct and other investors recognize the value of the company, the price of its stock may rise. We invest mainly in large companies.

MAIN RISKS

* The risk that the stock price of one or more of the companies in the fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry.

* The risk that movements in financial markets will adversely affect the price of the fund's investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.

PERFORMANCE INFORMATION

[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES]

CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES

1995            36.71%
1996            21.92%
1997            24.15%
1998            15.42%
1999             1.59%
2000             8.11%
2001            -6.16%
2002           -18.79%
2003            27.69%
2004            11.37%

Year-to-date performance through 3/31/05 was -1.19%. During the periods shown in the bar chart, the highest return for a quarter was 18.29% (quarter ending 6/30/03) and the lowest return for a quarter was -18.56% (quarter ending 9/30/02). The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown.

------------------------------------------------------------------------------
Average Annual Total Returns
(for periods ending 12/31/04)
------------------------------------------------------------------------------
                                           Past      Past       Past
                                           1 year    5 years    10 years
------------------------------------------------------------------------------
Class IA                                   11.37%    3.22%      11.01%
Class IB                                   11.11%    2.98%      10.81%
S&P 500/Barra Value Index
(no deduction for fees or expenses)        15.71%    2.48%      12.24%
------------------------------------------------------------------------------

The fund's performance is compared to the S&P 500/Barra Value Index, an unmanaged index of capitalization-weighted stocks chosen for their value orientation.

FEES AND EXPENSES

------------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
------------------------------------------------------------------------------

                                                            Total
                                                            Annual
                                 Distribution               Fund
                  Management     (12b-1)        Other       Operating
                  Fees           Fees           Expenses    Expenses
------------------------------------------------------------------------------
Class IA          0.48%          N/A            0.06%       0.54%
Class IB          0.48%          0.25%          0.06%       0.79%
------------------------------------------------------------------------------

EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts using standard assumptions described in the introduction under "Fund summaries" above.

------------------------------------------------------------------------------
                       1 year       3 years       5 years      10 years
------------------------------------------------------------------------------
Class IA               $55          $173          $302         $677
Class IB               $81          $252          $439         $980
------------------------------------------------------------------------------

The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.


PUTNAM VT GROWTH OPPORTUNITIES FUND

GOAL

The fund seeks capital appreciation.

MAIN INVESTMENT STRATEGIES -- GROWTH STOCKS

We invest mainly in common stocks of U.S. companies, with a focus on growth stocks. Growth stocks are issued by companies that we believe are fast-growing and whose earnings we believe are likely to increase over time. Growth in earnings may lead to an increase in the price of the stock. We invest in a relatively small number of companies that we believe will benefit from long-term trends in the economy, business conditions, consumer behavior or public perceptions of the economic environment. We invest mainly in large companies.

MAIN RISKS

* The risk that the stock price of one or more of the companies in the fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry.

* The risk that movements in financial markets will adversely affect the price of the fund's investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.

* The risks of investing in fewer issuers than a fund that invests more broadly. The fund's ability to invest in fewer issuers increases the fund's vulnerability to factors affecting a single investment; therefore, the fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

PERFORMANCE INFORMATION

[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES]

CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES

2001           -31.92%
2002           -29.38%
2003            23.47%
2004             2.08%

Year-to-date performance through 3/31/05 was -4.85%. During the periods shown in the bar chart, the highest return for a quarter was 13.22% (quarter ending 12/31/01) and the lowest return for a quarter was -27.56% (quarter ending 3/31/01). The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown.

------------------------------------------------------------------------------
Average Annual Total Returns
(for periods ending 12/31/04)
------------------------------------------------------------------------------
                                                             Since
                                                    Past     inception
                                                    1 year   (2/1/00)
------------------------------------------------------------------------------
Class IA                                            2.08%    -14.14%
Class IB                                            1.74%    -14.35%
S&P 500 Index
(no deduction for fees or expenses)                10.88%     -1.31%
Russell 1000 Growth Index
(no deduction for fees or expenses)                 6.30%     -8.55%
Russell Top 200 Growth Index
(no deduction  for fees or expenses)                3.74%     -9.81%
------------------------------------------------------------------------------

For portions of the period shown, the fund's performance benefited from Putnam Management's agreement to limit the fund's expenses. The fund's performance is compared to the S&P 500 Index, an unmanaged index of common stocks frequently used as a general measure of U.S. stock performance. The fund's performance is also compared to the Russell 1000 Growth Index, an unmanaged index of those Russell 1000 companies chosen for their growth orientation. The fund's performance was previously compared to the Russell Top 200 Growth Index, an unmanaged index of the largest companies in the Russell 1000 Index chosen for their growth orientation. This index was replaced by the S&P 500 Index and the Russell 1000 Growth Index, which are more representative of the types of securities generally held by the fund.

FEES AND EXPENSES

------------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
------------------------------------------------------------------------------
                                            Total
                         Distri-            Annual
               Manage-   bution             Fund       Expense
               ment      (12b-1)  Other     Operating  Reimburse-  Net
               Fees      Fees     Expenses  Expenses   ment        Expenses
------------------------------------------------------------------------------
Class IA       0.70%     N/A      0.25%     0.95%      -0.05%      0.90%
Class IB       0.70%     0.25%    0.25%     1.20%      -0.05%      1.15%
------------------------------------------------------------------------------

EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts using standard assumptions described in the introduction under "Fund summaries" above.

------------------------------------------------------------------------------
                          1 year       3 years       5 years     10 years
------------------------------------------------------------------------------
Class IA                  $92          $298          $521        $1,162
Class IB                 $117          $376          $655        $1,454
------------------------------------------------------------------------------

The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.


PUTNAM VT HEALTH SCIENCES FUND

GOAL

The fund seeks capital appreciation.

MAIN INVESTMENT STRATEGIES -- STOCKS

We invest mainly in common stocks of companies in the health sciences industries. Under normal circumstances, we invest at least 80% of the fund's net assets in securities of (a) companies that derive at least 50% of their assets, revenues or profits from the pharmaceutical, health care services, applied research and development and medical equipment and supplies industries, or (b) companies we think have the potential for growth as a result of their particular products, technology, patents or other market advantages in the health sciences industries. We invest mainly in midsized and large companies.

* Industry focus. We invest mainly in companies that provide health care services, applied research and development, pharmaceutical products, and medical equipment and supplies, and companies that we believe will grow as a result of their products, patents or other market advantages in the health sciences industries. Events that affect the health sciences industries will have a greater effect on the fund than they would on a fund that is more widely diversified among a number of unrelated industries. Examples of such events include technological advances that make existing products and services obsolete and changes in regulatory policies concerning approvals of new drugs, medical devices or procedures. In addition, changes in governmental payment systems and private payment systems, such as increased use of managed care arrangements, may be more likely to adversely affect the fund than if the fund were more widely diversified.

MAIN RISKS

* The risk that the stock price of one or more of the companies in the fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund's investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.

* The risk of investing in a single group of industries. Investments in the health sciences industries, even though representing interests in different companies within these industries, may be affected by common economic forces and other factors. This increases the fund's vulnerability to factors affecting a single group of industries. This risk is significantly greater than for a fund that invests in a broader range of industries, and may result in greater losses and volatility.

* The risks of investing in fewer issuers than a fund that invests more broadly. The fund is "non-diversified," which means that it may invest more of its assets in the securities of fewer companies than a "diversified" fund. The fund's ability to invest in fewer issuers increases the fund's vulnerability to factors affecting a single investment; therefore, the fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

PERFORMANCE INFORMATION

[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES]

CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES

1999            -3.93%
2000            39.14%
2001           -19.53%
2002           -20.21%
2003            18.80%
2004             7.30%

Year-to-date performance through 3/31/05 was -1.55%. During the periods shown in the bar chart, the highest return for a quarter was 14.57% (quarter ending 3/31/00) and the lowest return for a quarter was -22.55% (quarter ending 3/31/01). The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown.

------------------------------------------------------------------------------
Average Annual Total Returns
(for periods ending 12/31/04)
------------------------------------------------------------------------------
                                                             Since
                                       Past       Past       inception
                                       1 year     5 years    (4/30/98)
------------------------------------------------------------------------------
Class IA                               7.30%      2.64%      2.75%
Class IB                               7.12%      2.40%      2.56%
S&P 500 Index (no deduction
for fees or expenses)                 10.88%     -2.30%      2.82%
Goldman Sachs Healthcare Index
(no deduction for fees or expenses)    6.27%      5.36%      5.86%
------------------------------------------------------------------------------

For portions of the period shown, the fund's performance benefited from Putnam Management's agreement to limit the fund's expenses. The fund's performance is compared to the S&P 500 Index, an unmanaged index of common stocks frequently used as a general measure of U.S. stock performance. The fund's performance is also compared to the Goldman Sachs Healthcare Index, an unmanaged index of common stock performance within the health-care sector.

FEES AND EXPENSES

------------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
------------------------------------------------------------------------------
                                                            Total
                                                            Annual
                                 Distribution               Fund
                  Management     (12b-1)        Other       Operating
                  Fees           Fees           Expenses    Expenses
------------------------------------------------------------------------------
Class IA          0.70%          N/A            0.15%       0.85%
Class IB          0.70%          0.25%          0.15%       1.10%
------------------------------------------------------------------------------

EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts using standard assumptions described in the introduction under "Fund summaries" above.

------------------------------------------------------------------------------
                          1 year       3 years       5 years     10 years
------------------------------------------------------------------------------
Class IA                  $87          $271          $471        $1,049
Class IB                 $112          $350          $606        $1,344
------------------------------------------------------------------------------

The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.

PUTNAM VT HIGH YIELD FUND

GOAL

The fund seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income.

MAIN INVESTMENT STRATEGIES -- LOWER-RATED BONDS

We invest mainly in bonds that:

* are obligations of U.S. companies

* are below investment-grade in quality (junk bonds) and

* have intermediate to long-term maturities (three years or longer).

Under normal circumstances, we invest at least 80% of the fund's net assets in securities rated below investment-grade.

MAIN RISKS

* The risk that the issuers of the fund's investments will not make timely payments of interest and principal. Because the fund invests significantly in junk bonds, it is subject to heightened credit risk. Investors should carefully consider the risks associated with an investment in the fund.

* The risk that movements in financial markets will adversely affect the value of the fund's investments. This risk includes interest rate risk, which means that the prices of the fund's investments are likely to fall if interest rates rise. Interest rate risk is generally higher for investments with longer maturities.

PERFORMANCE INFORMATION

[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES]

CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES

1995           18.32%
1996           12.81%
1997           14.34%
1998           -5.86%
1999            5.92%
2000           -8.45%
2001            4.00%
2002           -0.52%
2003           26.68%
2004           10.99%

Year-to-date performance through 3/31/05 was -1.65%. During the periods shown in the bar chart, the highest return for a quarter was 9.47% (quarter ending 6/30/03) and the lowest return for a quarter was -9.95% (quarter ending 9/30/98). The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown.

------------------------------------------------------------------------------
Average Annual Total Returns
(for periods ending 12/31/04)
------------------------------------------------------------------------------
                                      Past        Past       Past
                                      1 year      5 years    10 years
------------------------------------------------------------------------------
Class IA                              10.99%      5.90%      7.32%
Class IB                              10.54%      5.66%      7.13%
JP Morgan Global High Yield Index
(no deduction for fees or expenses)   11.55%      7.61%      8.62%
------------------------------------------------------------------------------

The fund's performance is compared to the JP Morgan Global High Yield Index, an unmanaged index that is designed to mirror the investable universe of the U.S. dollar global high yield corporate debt market, including domestic and international issues.

FEES AND EXPENSES

------------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
------------------------------------------------------------------------------
                                                            Total
                                                            Annual
                                 Distribution               Fund
                  Management     (12b-1)        Other       Operating
                  Fees           Fees           Expenses    Expenses
------------------------------------------------------------------------------
Class IA          0.67%          N/A            0.11%       0.78%
Class IB          0.67%          0.25%          0.11%       1.03%
------------------------------------------------------------------------------

EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts using standard assumptions described in the introduction under "Fund summaries" above.

------------------------------------------------------------------------------
                          1 year       3 years       5 years       10 years
------------------------------------------------------------------------------
Class IA                  $80          $249          $433          $966
Class IB                 $105          $328          $569        $1,262
------------------------------------------------------------------------------

The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.


PUTNAM VT INCOME FUND

GOAL

The fund seeks high current income consistent with what Putnam Management believes to be prudent risk.

MAIN INVESTMENT STRATEGIES -- BONDS

We invest mainly in bonds that:

* are obligations of companies and governments worldwide denominated in U.S. dollars

* are either investment-grade or below investment-grade (junk bonds) and

* have intermediate to long-term maturities (three years  or longer).

MAIN RISKS

* The risk that the issuers of the fund's investments will fail to make timely payments of interest and principal. Because the fund may invest significantly in junk bonds, it is subject to heightened credit risk. Investors should carefully consider the risks associated with an investment in the fund.

* The risk that movements in financial markets will adversely affect the value of the fund's investments. This risk includes interest rate risk, which means that the prices of the fund's investments are likely to fall if interest rates rise. Interest rate risk is generally higher for investments with longer maturities.

* The risk that, compared to other debt, mortgage-backed investments may increase in value less when interest rates decline, and decline in value more when interest rates rise.

PERFORMANCE INFORMATION

[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES]

CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES

1995           20.44%
1996            2.42%
1997            8.64%
1998            8.25%
1999           -2.07%
2000            8.01%
2001            7.53%
2002            8.09%
2003            4.70%
2004            4.72%

Year-to-date performance through 3/31/05 was -0.15%. During the periods shown in the bar chart, the highest return for a quarter was 6.78% (quarter ending 6/30/95) and the lowest return for a quarter was 3.17% (quarter ending 3/31/96). The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown.

------------------------------------------------------------------------------
Average Annual Total Returns
(for periods ending 12/31/04)
------------------------------------------------------------------------------
                                       Past       Past       Past
                                       1 year     5 years    10 years
------------------------------------------------------------------------------
Class IA                               4.72%      6.60%      6.94%
Class IB                               4.43%      6.35%      6.75%
Lehman Aggregate Bond Index
(no deduction for fees or expenses)    4.34%      7.71%      7.72%
------------------------------------------------------------------------------

The fund's performance is compared to the Lehman Aggre gate Bond Index, an unmanaged index used as a general measure of U.S. fixed income securities.

FEES AND EXPENSES

------------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
------------------------------------------------------------------------------
                                            Total
                         Distri-            Annual
               Manage-   bution             Fund       Expense
               ment      (12b-1)  Other     Operating  Reimburse-  Net
               Fees      Fees     Expenses  Expenses   ment        Expenses
------------------------------------------------------------------------------
Class IA       0.60%     N/A      0.10%     0.70%      -0.03%      0.67%
Class IB       0.60%     0.25%    0.10%     0.95%      -0.03%      0.92%
------------------------------------------------------------------------------

EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts using standard assumptions described in the introduction under "Fund summaries" above.

------------------------------------------------------------------------------
                          1 year       3 years       5 years       10 years
------------------------------------------------------------------------------
Class IA                  $69          $222          $388          $871
Class IB                  $94          $301          $524        $1,170
------------------------------------------------------------------------------

The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.


PUTNAM VT INTERNATIONAL EQUITY FUND

GOAL

The fund seeks capital appreciation.

MAIN INVESTMENT STRATEGIES -- INTERNATIONAL STOCKS

We invest mainly in common stocks of companies outside the United States that we believe have favorable investment potential. For example, we may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We also consider other factors we believe will cause the stock price to rise. Under normal circumstances, we invest at least 80% of the fund's net assets in equity investments. We invest mainly in midsized and large companies, although we can invest in companies of any size. Although we emphasize investments in developed countries, we may also invest in companies located in developing (also known as emerging) markets.

To determine whether a company is located outside of the United States, we look at the following factors: where the company's securities trade, where the company is located or organized, or where the company derives its revenues or profits.

MAIN RISKS

* The risks of investing outside the United States, such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments. These risks are increased for investments in emerging markets.

* The risk that the stock price of one or more of the companies in the fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund's investments, regardless of how well the companies in which we invest perform.

PERFORMANCE INFORMATION

[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES]

CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES

1998            18.69%
1999            60.21%
2000            -9.48%
2001           -20.41%
2002           -17.60%
2003            28.91%
2004            16.58%

Year-to-date performance through 3/31/05 was -0.67%. During the periods shown in the bar chart, the highest return for a quarter was 35.46% (quarter ending 12/31/99) and the lowest return for a quarter was -20.81% (quarter ending 9/30/02). The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown.

------------------------------------------------------------------------------
Average Annual Total Returns
(for periods ending 12/31/04)
------------------------------------------------------------------------------
                                                             Since
                                      Past       Past        inception
                                      1 year     5 years     (1/2/97)
------------------------------------------------------------------------------
Class IA                              16.58%     -2.26%      8.85%
Class IB                              16.19%     -2.47%      8.65%
MSCI EAFE Index
(no deduction for fees or expenses)   20.25%     -1.13%      4.89%
------------------------------------------------------------------------------

For portions of the period shown, the fund's performance benefited from Putnam Management's agreement to limit the fund's expenses. The fund's performance is compared to the Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index of equity securities from Europe, Australasia, and the Far East.

FEES AND EXPENSES

------------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
------------------------------------------------------------------------------
                                                            Total
                                                            Annual
                                 Distribution               Fund
                  Management     (12b-1)        Other       Operating
                  Fees           Fees           Expenses    Expenses
------------------------------------------------------------------------------
Class IA          0.75%          N/A            0.19%       0.94%
Class IB          0.75%          0.25%          0.19%       1.19%
------------------------------------------------------------------------------

EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts using standard assumptions described in the introduction under "Fund summaries" above.

------------------------------------------------------------------------------
                          1 year       3 years       5 years     10 years
------------------------------------------------------------------------------
Class IA                  $96          $300          $520        $1,155
Class IB                 $121          $378          $654        $1,447
------------------------------------------------------------------------------

The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.


PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND

GOAL

The fund seeks capital growth. Current income is a  secondary objective.

MAIN INVESTMENT STRATEGIES -- INTERNATIONAL VALUE STOCKS

We invest mainly in common stocks of companies outside the United States. We invest mainly in value stocks that offer the potential for income. Value stocks are those that we believe are currently undervalued by the market. We look for companies undergoing positive change. If we are correct and other investors recognize the value of the company, the price of its stock may rise. We invest mainly in midsized and large companies, although we can invest in companies of any size. Although we emphasize investments in developed countries, we may also invest in companies located in developing (also known as emerging) markets.

To determine whether a company is located outside of the United States, we look at the following factors: where the company's securities trade, where the company is located or organized, or where the company derives its revenues or profits.

MAIN RISKS

* The risks of investing outside the United States, such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information, or unfavorable political or legal developments. These risks are increased for investments in emerging markets.

* The risk that the stock price of one or more of the companies in the fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund's investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.

PERFORMANCE INFORMATION

[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES]

CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES

1998            11.27%
1999            24.59%
2000             1.36%
2001           -20.67%
2002           -13.67%
2003            38.37%
2004            21.31%

Year-to-date performance through 3/31/05 was -0.79%. During the periods shown in the bar chart, the highest return for a quarter was 18.84% (quarter ending 6/30/03) and the lowest return for a quarter was -19.76% (quarter ending 9/30/02). The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown.

------------------------------------------------------------------------------
Average Annual Total Returns
(for periods ending 12/31/04)
------------------------------------------------------------------------------
                                                               Since
                                        Past        Past       inception
                                        1 year      5 years    (1/2/97)
------------------------------------------------------------------------------
Class IA                                21.31%      3.10%      8.57%
Class IB                                20.98%      2.91%      8.38%
S&P/Citigroup World Ex-U.S.
Value Primary Markets Index
(no deduction for fees or expenses)     23.38%      3.39%      7.24%
------------------------------------------------------------------------------

The fund's performance is compared to the S&P/Citigroup World Ex-U.S. Value Primary Markets Index, an unmanaged index of mostly large- and some small-capitalization stocks from developed countries, excluding the U.S., chosen for their value orientation.

FEES AND EXPENSES

------------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
------------------------------------------------------------------------------
                                                            Total
                                                            Annual
                                 Distribution               Fund
                  Management     (12b-1)        Other       Operating
                  Fees           Fees           Expenses    Expenses
------------------------------------------------------------------------------
Class IA          0.80%          N/A            0.21%       1.01%
Class IB          0.80%          0.25%          0.21%       1.26%
------------------------------------------------------------------------------

EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts using standard assumptions described in the introduction under "Fund summaries" above.

------------------------------------------------------------------------------
                         1 year        3 years       5 years     10 years
------------------------------------------------------------------------------
Class IA                 $103          $322          $558        $1,236
Class IB                 $128          $400          $692        $1,527
------------------------------------------------------------------------------

The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.


PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND

GOAL

The fund seeks long-term capital appreciation.

MAIN INVESTMENT STRATEGIES -- INTERNATIONAL GROWTH STOCKS

We invest mainly in common stocks of companies outside the United States. We invest mainly in growth stocks, which are those issued by companies that we believe are fast-growing and whose earnings we believe are likely to increase over time. Growth in earnings may lead to an increase in the price of the stock. We may invest in companies of any size. We may invest in both established and developing (also known as emerging) markets.

To determine whether a company is located outside of the United States, we look at the following factors: where the company's securities trade, where the company is located or organized, or where the company derives its revenues or profits.

MAIN RISKS

* The risks of investing outside the United States, such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information, or unfavorable political or legal developments. These risks are increased for investments in emerging markets.

* The risk that the stock price of one or more of the companies in the fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund's investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.

PERFORMANCE INFORMATION

[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES]

CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES

1998            15.58%
1999           102.95%
2000           -38.56%
2001           -28.52%
2002           -13.46%
2003            33.59%
2004            13.63%

Year-to-date performance through 3/31/05 was 2.53%. During the periods shown in the bar chart, the highest return for a quarter was 57.18% (quarter ending 12/31/99) and the lowest return for a quarter was -22.61% (quarter ending 3/31/01). The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown.

------------------------------------------------------------------------------
Average Annual Total Returns
(for periods ending 12/31/04)
------------------------------------------------------------------------------
                                                            Since
                                      Past      Past        inception
                                      1 year    5 years     (1/2/97)
------------------------------------------------------------------------------
Class IA                              13.63%    -10.42%      3.84%
Class IB                              13.35%    -10.62%      3.65%
S&P/Citigroup World Ex-U.S.
Growth Primary Markets Index
(no deduction for fees or expenses)   17.50%     -4.05%      4.70%
------------------------------------------------------------------------------

For portions of the period shown, the fund's performance benefited from Putnam Management's agreement to limit the fund's expenses. The fund's performance is compared to the S&P/Citigroup World Ex-U.S. Growth Primary Markets Index, an unmanaged index of mostly large and some small capitalization stocks from developed countries, excluding the U.S., chosen for their growth orientation.

FEES AND EXPENSES

------------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
------------------------------------------------------------------------------
                                            Total
                         Distri-            Annual
               Manage-   bution             Fund       Expense
               ment      (12b-1)  Other     Operating  Reimburse-  Net
               Fees      Fees     Expenses  Expenses   ment        Expenses
------------------------------------------------------------------------------
Class IA       1.00%     N/A      0.26%     1.26%      -0.01%      1.25%
Class IB       1.00%     0.25%    0.26%     1.51%      -0.01%      1.50%
------------------------------------------------------------------------------

EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts using standard assumptions described in the introduction under "Fund summaries" above.

------------------------------------------------------------------------------
                         1 year        3 years       5 years     10 years
------------------------------------------------------------------------------
Class IA                 $127          $398          $690        $1,522
Class IB                 $152          $476          $823        $1,807
------------------------------------------------------------------------------

The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.


PUTNAM VT INVESTORS FUND

GOAL

The fund seeks long-term growth of capital and any increased income that results from this growth.

MAIN INVESTMENT STRATEGIES -- STOCKS

We invest mainly in common stocks of U.S. companies that we believe have favorable investment potential. For example, we may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We may also consider other factors we believe will cause the stock price to rise. We invest mainly in large companies.

MAIN RISKS

* The risk that the stock price of one or more of the companies in the fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry.

* The risk that movements in financial markets will adversely affect the price of the fund's investments, regardless of how well the companies in which we invest perform.

PERFORMANCE INFORMATION

[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES]

CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES

1999            30.13%
2000           -18.47%
2001           -24.61%
2002           -23.68%
2003            27.39%
2004            12.95%

Year-to-date performance through 3/31/05 was -1.86%. During the periods shown in the bar chart, the highest return for a quarter was 24.67% (quarter ending 12/31/99) and the lowest return for a quarter was -20.15% (quarter ending 3/31/01). The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown.

------------------------------------------------------------------------------
Average Annual Total Returns
(for periods ending 12/31/04)
------------------------------------------------------------------------------
                                                           Since
                                    Past       Past        inception
                                    1 year     5 years     (4/30/98)
------------------------------------------------------------------------------
Class IA                            12.95%     -7.56%      0.37%
Class IB                            12.64%     -7.77%      0.16%
S&P 500 Index (no deduction for
fees or expenses)                   10.88%     -2.30%      2.82%
------------------------------------------------------------------------------

For portions of the period shown, the fund's performance benefited from Putnam Management's agreement to limit the fund's expenses. The fund's performance is compared to the S&P 500 Index, an unmanaged index of common stocks frequently used as a general measure of U.S. stock performance.

FEES AND EXPENSES

------------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
------------------------------------------------------------------------------
                                                            Total
                                                            Annual
                                 Distribution               Fund
                  Management     (12b-1)        Other       Operating
                  Fees           Fees           Expenses    Expenses
------------------------------------------------------------------------------
Class IA          0.64%          N/A            0.12%       0.76%
Class IB          0.64%          0.25%          0.12%       1.01%
------------------------------------------------------------------------------

EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts using standard assumptions described in the introduction under "Fund summaries" above.

------------------------------------------------------------------------------
                          1 year       3 years       5 years       10 years
------------------------------------------------------------------------------
Class IA                  $78          $243          $422          $942
Class IB                 $103          $322          $558        $1,239
------------------------------------------------------------------------------

The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.


PUTNAM VT MID CAP VALUE FUND

GOAL

The fund seeks capital appreciation and, as a secondary objective, current income.

MAIN INVESTMENT STRATEGIES -- VALUE STOCKS

We invest mainly in common stocks of U.S. companies, with a focus on value stocks. Value stocks are those that we believe are currently undervalued by the market. We look for companies undergoing positive change. If we are correct and other investors recognize the value of the company, the price of the stock may rise. Under normal circumstances, we invest at least 80% of the fund's net assets in midsized companies of a size similar to those in the Russell Midcap Value Index.

MAIN RISKS

* The risk that the stock price of one or more of the companies in the fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund's investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.

PERFORMANCE INFORMATION

[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES]

CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES

2004           15.75%

Year-to-date performance through 3/31/05 was 0.56%. During the periods shown in the bar chart, the highest return for a quarter was 12.10% (quarter ending 12/31/04) and the lowest return for a quarter was -0.61% (quarter ending 9/30/04). The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown.

------------------------------------------------------------------------------
Average Annual Total Returns
(for periods ending 12/31/04)
------------------------------------------------------------------------------
                                                            Since
                                                 Past       inception
                                                 1 year     (5/1/03)
------------------------------------------------------------------------------
Class IA                                         15.75%     27.20%
Class IB                                         15.44%     26.89%
Russell Midcap Value Index
(no deduction for fees or expenses)              23.71%     35.26%
------------------------------------------------------------------------------

For portions of the period shown, the fund's performance benefited from Putnam Management's agreement to limit the fund's expenses. The fund's performance is compared to the Russell Midcap Value Index, an unmanaged index of medium and medium/small companies in the Russell 1000 Index chosen for their value orientation.

FEES AND EXPENSES

------------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
------------------------------------------------------------------------------
                                            Total
                         Distri-            Annual
               Manage-   bution             Fund       Expense
               ment      (12b-1)  Other     Operating  Reimburse-  Net
               Fees      Fees     Expenses  Expenses   ment        Expenses
------------------------------------------------------------------------------
Class IA       0.70%     N/A      0.34%     1.04%      -0.07%      0.97%
Class IB       0.70%     0.25%    0.34%     1.29%      -0.07%      1.22%
------------------------------------------------------------------------------

EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts using standard assumptions described in the introduction under "Fund summaries" above.

------------------------------------------------------------------------------
                          1 year       3 years       5 years     10 years
------------------------------------------------------------------------------
Class IA                  $99          $324          $566        $1,263
Class IB                 $125          $402          $700        $1,553
------------------------------------------------------------------------------

The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.


PUTNAM VT MONEY MARKET FUND

GOAL

The fund seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity.

MAIN INVESTMENT STRATEGIES -- INCOME

We seek to maintain a stable net asset asset value of $1.00 per share for the fund.

We invest mainly in instruments that:

* are high quality and

* have a short-term maturity.

* Concentration of investments. We may invest without limit in money market investments from the banking, personal credit and business credit industries. However, we may invest over 25% of the fund's total assets in money market investments from the personal credit or business credit industries only when we determine that the yields on those investments exceed the yields that are available from eligible investments of issuers in the banking industry. The fund's shares may be more vulnerable to decreases in value than those of money market funds that invest in issuers in a greater number of industries. To the extent that the fund invests significantly in a particular industry, it runs an increased risk of loss if economic or other developments affecting that industry cause the prices of related money market investments to fall.

At times, the fund and other accounts that we and our affiliates manage may own all or most of the debt of a particular issuer. This concentration of ownership may make it more difficult to sell, or determine the fair value of, these investments.

MAIN RISKS

* The risk that the effects of inflation may erode the value of your investment over time.

* The risk that the fund will not maintain a net asset value of $1.00 per share, due to events such as a deterioration in the credit quality of issuers whose securities the fund holds, or an increase in interest rates.

PERFORMANCE INFORMATION

[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES]

CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES

1995           5.46%
1996           5.09%
1997           5.22%
1998           5.19%
1999           4.86%
2000           6.03%
2001           3.99%
2002           1.46%
2003           0.76%
2004           0.91%

Year-to-date performance through 3/31/05 was 0.48%. During the periods shown in the bar chart, the highest return for a quarter was 1.57% (quarter ending 12/31/00) and the lowest return for a quarter was 0.16% (quarter ending 6/30/04). The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown.

------------------------------------------------------------------------------
Average Annual Total Returns
(for periods ending 12/31/04)
------------------------------------------------------------------------------
                                         Past       Past       Past
                                         1 year     5 years    10 years
------------------------------------------------------------------------------
Class IA                                 0.91%      2.61%      3.88%
Class IB                                 0.66%      2.37%      3.74%
Merrill Lynch 91-Day Treasury
Bill Index (no deduction for fees
or expenses)                             1.33%      2.95%      4.14%
Lipper Money Market Average
(no deduction for fees or expenses)      0.60%      2.22%      3.63%
------------------------------------------------------------------------------

For portions of the period shown, the fund's performance benefited from Putnam Management's agreement to limit the fund's expenses. The fund's performance is compared to the Merrill Lynch 91-Day Treasury Bill Index, an unmanaged index that seeks to measure the performance of U.S. Treasury bills currently available in the marketplace, and to the Lipper Money Market Average, an arithmetic average of the total return of all money market mutual funds tracked by Lipper Analytical Services.

FEES AND EXPENSES

------------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
------------------------------------------------------------------------------
                                            Total
                         Distri-            Annual
               Manage-   bution             Fund       Expense
               ment      (12b-1)  Other     Operating  Reimburse-  Net
               Fees      Fees     Expenses  Expenses   ment        Expenses
------------------------------------------------------------------------------
Class IA       0.45%     N/A      0.10%     0.55%      -0.02%      0.53%
Class IB       0.45%     0.25%    0.10%     0.80%      -0.02%      0.78%
------------------------------------------------------------------------------

EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts using standard assumptions described in the introduction under "Fund summaries" above.

------------------------------------------------------------------------------
                          1 year       3 years       5 years       10 years
------------------------------------------------------------------------------
Class IA                  $54          $174          $305          $687
Class IB                  $80          $253          $442          $990
------------------------------------------------------------------------------

The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.


PUTNAM VT NEW OPPORTUNITIES FUND

GOAL

The fund seeks long-term capital appreciation.

MAIN INVESTMENT STRATEGIES -- GROWTH STOCKS

We invest mainly in common stocks of U.S. companies, with a focus on growth stocks. Growth stocks are issued by companies that we believe are fast-growing and whose earnings we believe are likely to increase over time. Growth in earnings may lead to an increase in the price of the stock. We may invest in companies of any size.

MAIN RISKS

* The risk that the stock price of one or more of the companies in the fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund's investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.

PERFORMANCE INFORMATION

[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES]

CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES

1995            44.87%
1996            10.17%
1997            23.29%
1998            24.38%
1999            69.35%
2000           -26.09%
2001           -29.99%
2002           -30.29%
2003            32.79%
2004            10.50%

Year-to-date performance through 3/31/05 was -2.57%. During the periods shown in the bar chart, the highest return for a quarter was 49.47% (quarter ending 12/31/99) and the lowest return for a quarter was -29.40% (quarter ending 9/30/01). The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown.

------------------------------------------------------------------------------
Average Annual Total Returns
(for periods ending 12/31/04)
------------------------------------------------------------------------------
                                        Past      Past         Past
                                        1 year    5 years      10 years
------------------------------------------------------------------------------
Class IA                                10.50%    -11.95%      8.17%
Class IB                                10.31%    -12.15%      7.97%
Russell 3000 Growth Index
(no deduction for fees or expenses)      6.93%     -8.87%      9.30%
Russell Midcap Growth Index
(no deduction for fees or expenses)     15.48%     -3.36%     11.23%
------------------------------------------------------------------------------

The fund's performance is compared to the Russell 3000 Growth Index, an unmanaged index of those companies in the Russell 3000 Index chosen for their growth orientation. The fund's performance was previously compared to the Russell Midcap Growth Index, an unmanaged index of medium and medium/small companies in the Russell 1000 Index chosen for their growth orientation. This index was replaced by the Russell 3000 Growth Index, which is more representative of the types of securities generally held by the fund.

FEES AND EXPENSES

------------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
------------------------------------------------------------------------------
                                                            Total
                                                            Annual
                                 Distribution               Fund
                  Management     (12b-1)        Other       Operating
                  Fees           Fees           Expenses    Expenses
------------------------------------------------------------------------------
Class IA          0.60%          N/A            0.09%       0.69%
Class IB          0.60%          0.25%          0.09%       0.94%
------------------------------------------------------------------------------

EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts using standard assumptions described in the introduction under "Fund summaries" above.

------------------------------------------------------------------------------
                          1 year       3 years       5 years       10 years
------------------------------------------------------------------------------
Class IA                  $70          $221          $384          $859
Class IB                  $96          $300          $520        $1,157
------------------------------------------------------------------------------

The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.


PUTNAM VT NEW VALUE FUND

GOAL

The fund seeks long-term capital appreciation.

MAIN INVESTMENT STRATEGIES -- VALUE STOCKS

We invest mainly in common stocks of U.S. companies, with a focus on value stocks. Value stocks are those we believe are currently undervalued by the market. We look for companies undergoing positive change. If we are correct and other investors recognize the value of the company, the price of the stock may rise. We invest mainly in midsized and large companies.

MAIN RISKS

* The risk that the stock price of one or more of the companies in the fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund's investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.

* The risks of investing in fewer issuers than a fund that invests more broadly. The fund's ability to invest in fewer issuers increases the fund's vulnerability to factors affecting a single investment; therefore, the fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

PERFORMANCE INFORMATION

[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES]

CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES

1998             6.26%
1999             0.27%
2000            22.59%
2001             3.53%
2002           -15.44%
2003            32.86%
2004            15.77%

Year-to-date performance through 3/31/05 was -0.94%. During the periods shown in the bar chart, the highest return for a quarter was 21.04% (quarter ending 6/30/03) and the lowest return for a quarter was -19.16% (quarter ending 9/30/02). The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown.

------------------------------------------------------------------------------
Average Annual Total Returns
(for periods ending 12/31/04)
------------------------------------------------------------------------------
                                                               Since
                                        Past       Past        inception
                                        1 year     5 years     (1/2/97)
------------------------------------------------------------------------------
Class IA                                15.77%     10.55%      9.52%
Class IB                                15.43%     10.29%      9.32%
Russell 3000 Value Index
(no deduction for fees or expenses)     16.94%      6.10%     10.40%
------------------------------------------------------------------------------

For portions of the period shown, the fund's performance benefited from Putnam Management's agreement to limit the fund's expenses. The fund's performance is compared to the Russell 3000 Value Index, an unmanaged index of those companies in the Russell 3000 Index chosen for their value orientation.

FEES AND EXPENSES

----------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
------------------------------------------------------------------------------
                                                            Total
                                                            Annual
                                 Distribution               Fund
                  Management     (12b-1)        Other       Operating
                  Fees           Fees           Expenses    Expenses
------------------------------------------------------------------------------
Class IA          0.69%          N/A            0.10%       0.79%
Class IB          0.69%          0.25%          0.10%       1.04%
----------------------------------------------------------------------------

EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts using standard assumptions described in the introduction under "Fund summaries" above.

----------------------------------------------------------------------------
                          1 year       3 years       5 years       10 years
----------------------------------------------------------------------------
Class IA                  $81          $252          $439          $978
Class IB                 $106          $331          $574        $1,274
----------------------------------------------------------------------------

The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.


PUTNAM VT OTC & EMERGING GROWTH FUND

GOAL

The fund seeks capital appreciation.

MAIN INVESTMENT STRATEGIES -- GROWTH STOCKS

We invest mainly in common stocks of U.S. companies, with a focus on growth stocks. Growth stocks are issued by companies that we believe are fast-growing and whose earnings we believe are likely to increase over time. Growth in earnings may lead to an increase in the price of the stock. Under normal circumstances, we invest at least 80% of the fund's net assets in common stocks traded in the over-the-counter ("OTC") market and common stocks of "emerging growth" companies listed on securities exchanges. Emerging growth companies are those we believe have a leading or proprietary position in a growing industry or are gaining market share in an established industry. We invest mainly in small and midsized companies.

MAIN RISKS

* The risk that the stock price of one or more of the companies in the fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund's investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.

PERFORMANCE INFORMATION

[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES]

CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES

1999           126.52%
2000           -51.03%
2001           -45.57%
2002           -32.06%
2003            35.94%
2004             8.81%

Year-to-date performance through 3/31/05 was -2.65%. During the periods shown in the bar chart, the highest return for a quarter was 76.22% (quarter ending 12/31/99) and the lowest return for a quarter was -43.76% (quarter ending 3/31/01). The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown.

------------------------------------------------------------------------------
Average Annual Total Returns
(for periods ending 12/31/04)
------------------------------------------------------------------------------
                                                               Since
                                          Past     Past        inception
                                          1 year   5 years     (4/30/98)
------------------------------------------------------------------------------
Class IA                                  8.81%    -23.16%     -7.09%
Class IB                                  8.53%    -23.32%     -7.25%
Russell 2500 Growth Index
(no deduction for fees or expenses)      14.59%     -2.32%      3.67%
------------------------------------------------------------------------------

For portions of the period shown, the fund's performance benefited from Putnam Management's agreement to limit the fund's expenses. The fund's performance is compared to the Russell 2500 Growth Index, an unmanaged index of the smallest 2,500 companies in the Russell 3000 Index chosen for their growth orientation.

FEES AND EXPENSES

------------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
------------------------------------------------------------------------------
                                                            Total
                                                            Annual
                                 Distribution               Fund
                  Management     (12b-1)        Other       Operating
                  Fees           Fees           Expenses    Expenses
------------------------------------------------------------------------------
Class IA          0.70%          N/A            0.25%       0.95%
Class IB          0.70%          0.25%          0.25%       1.20%
------------------------------------------------------------------------------

EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts using standard assumptions described in the introduction under "Fund summaries" above.

------------------------------------------------------------------------------
                          1 year       3 years       5 years     10 years
------------------------------------------------------------------------------
Class IA                  $97          $303          $525        $1,166
Class IB                 $122          $381          $660        $1,459
------------------------------------------------------------------------------

The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.


PUTNAM VT RESEARCH FUND

GOAL

The fund seeks capital appreciation.

MAIN INVESTMENT STRATEGIES -- STOCKS

We invest mainly in common stocks of U.S. companies that we think have the greatest potential for capital appreciation with stock prices that reflect a value lower than that which we place on the company, or whose earnings we believe are likely to grow over time. We also look for the presence of other factors we believe will cause the stock price to rise. We invest mainly in large companies.

MAIN RISKS

* The risk that the stock price of one or more of the companies in the fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund's investments, regardless of how well the companies in which we invest perform.

PERFORMANCE INFORMATION

[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES]

CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES

1999            27.58%
2000            -1.84%
2001           -18.62%
2002           -22.06%
2003            25.69%
2004             7.79%

Year-to-date performance through 3/31/05 was -1.46%. During the periods shown in the bar chart, the highest return for a quarter was 20.14% (quarter ending 12/31/99) and the lowest return for a quarter was -20.15% (quarter ending 9/30/01). The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown.

------------------------------------------------------------------------------
Average Annual Total Returns
(for periods ending 12/31/04)
------------------------------------------------------------------------------
                                                            Since
                                      Past      Past        inception
                                      1 year    5 years     (9/30/98)
------------------------------------------------------------------------------
Class IA                              7.79%     -3.35%      4.11%
Class IB                              7.56%     -3.56%      3.90%
S&P 500 Index (no deduction
for fees or expenses)                10.88%     -2.30%      4.38%
------------------------------------------------------------------------------

For portions of the period shown, the fund's performance benefited from Putnam Management's agreement to limit the fund's expenses. The fund's performance is compared to the S&P 500 Index, an unmanaged index of common stocks frequently used as a general measure of U.S. stock performance.

FEES AND EXPENSES

------------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
------------------------------------------------------------------------------
                                                            Total
                                                            Annual
                                 Distribution               Fund
                  Management     (12b-1)        Other       Operating
                  Fees           Fees           Expenses    Expenses
------------------------------------------------------------------------------
Class IA          0.65%          N/A            0.15%       0.80%
Class IB          0.65%          0.25%          0.15%       1.05%
------------------------------------------------------------------------------

EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts using standard assumptions described in the introduction under "Fund summaries" above.

------------------------------------------------------------------------------
                          1 year       3 years       5 years       10 years
------------------------------------------------------------------------------
Class IA                  $82          $255          $444          $990
Class IB                 $107          $334          $579        $1,286
------------------------------------------------------------------------------

The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.


PUTNAM VT SMALL CAP VALUE FUND

GOAL

The fund seeks capital appreciation.

MAIN INVESTMENT STRATEGIES -- VALUE STOCKS

We invest mainly in common stocks of U.S. companies with a focus on value stocks. Value stocks are those we believe are currently undervalued by the market. We look for companies undergoing positive change. If we are correct and other investors recognize the value of the company, the price of the stock may rise. Under normal circumstances, we invest at least 80% of the fund's net assets in small companies of a size similar to those in the Russell 2000 Value Index.

MAIN RISKS

* The risk that the stock price of one or more of the companies in the fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund's investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.

PERFORMANCE INFORMATION

[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES]

CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES

2000            24.62%
2001            18.42%
2002           -18.06%
2003            50.06%
2004            26.54%

Year-to-date performance through 3/31/05 was -2.13%. During the periods shown in the bar chart, the highest return for a quarter was 23.92% (quarter ending 6/30/03) and the lowest return for a quarter was -21.64% (quarter ending 9/30/02). The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown.

------------------------------------------------------------------------------
Average Annual Total Returns
(for periods ending 12/31/04)
------------------------------------------------------------------------------
                                                               Since
                                         Past       Past       inception
                                         1 year     5 years    (4/30/99)
------------------------------------------------------------------------------
Class IA                                 26.54%     18.09%     16.50%
Class IB                                 26.22%     17.81%     16.24%
Russell 2000 Value Index
(no deduction for fees or expenses)      22.25%     17.23%     15.05%
------------------------------------------------------------------------------

For portions of the period shown, the fund's performance benefited from Putnam Management's agreement to limit the fund's expenses. The fund's performance is compared to the Russell 2000 Value Index, an unmanaged index of those companies in the Russell 2000 Index chosen for their value orientation.

FEES AND EXPENSES

------------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
------------------------------------------------------------------------------
                                                            Total
                                                            Annual
                                 Distribution               Fund
                  Management     (12b-1)        Other       Operating
                  Fees           Fees           Expenses    Expenses
------------------------------------------------------------------------------
Class IA          0.77%          N/A            0.10%       0.87%
Class IB          0.77%          0.25%          0.10%       1.12%
------------------------------------------------------------------------------

EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts using standard assumptions described in the introduction under "Fund summaries" above.

------------------------------------------------------------------------------
                          1 year       3 years       5 years     10 years
------------------------------------------------------------------------------
Class IA                  $89          $279          $485        $1,078
Class IB                 $114          $357          $619        $1,372
------------------------------------------------------------------------------

The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.


PUTNAM VT UTILITIES GROWTH AND INCOME FUND

GOAL

The fund seeks capital growth and current income.

MAIN INVESTMENT STRATEGIES -- STOCKS

We invest mainly in a combination of stocks and bonds of companies in the utilities industries that we believe have favorable investment potential. For example, we may purchase stocks of companies with stock prices that reflect a value lower than that which we place on a company. We may also consider other factors we believe will cause the stock price to rise. Under normal circumstances, we invest at least 80% of the fund's net assets in equity and debt investments of companies in the utilities industries. These are companies that, in our view, derive at least 50% of their assets, revenues or profits from producing or distributing electric, gas or other types of energy, supplying water, or providing telecommunications services such as telephone, microwave or other media (but not public broadcasting). We buy bonds of governments and private companies that are mostly investment-grade in quality with intermediate- to long-term maturities (three years or longer). We invest mainly in large companies.

* Industry focus. We invest mainly in companies that produce or distribute a product or service to both residential and industrial customers, such as electricity, gas or other types of energy, supply water or provide telecommunications services (except public broadcasting). Events that affect these public utilities industries will have a greater effect on the fund than they would on a fund that is more widely diversified among a number of unrelated industries. Examples of such events include increases in fuel and other operating costs, and technological advances that make existing plants, equipment or products obsolete. In addition, changes in regulatory policies concerning the environment, energy conservation, nuclear power and utility pricing, as well as deregulation of certain utility services, may be more likely to adversely affect the fund.

MAIN RISKS

* The risk that the stock price of one or more of the companies in the fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund's investments, regardless of how well the companies in which we invest perform.

* The risk of investing in a single group of industries. Investments in the utilities industries, even though representing interests in different companies within these industries, may be affected by common economic forces and other factors. This increases the fund's vulnerability to factors affecting a single group of industries. This risk is significantly greater than for a fund that invests in a broader range of industries, and may result in greater fund losses and volatility.

* The risk that the prices of the fixed-income investments we buy will fall if interest rates rise. Interest rate risk is generally higher for investments with longer maturities.

* The risk that the issuers of the fund's fixed-income investments will not make timely payments of interest and principal. This credit risk is generally higher for debt that is below investment-grade in quality.

* The risks of investing in fewer issuers than a fund that invests more broadly. The fund is "non-diversified," which means that it may invest more of its assets in the securities of fewer companies than a "diversified" fund. The fund's ability to invest in fewer issuers increases the fund's vulnerability to factors affecting a single investment; therefore, the fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

PERFORMANCE INFORMATION

[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES]

CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES

1995            31.08%
1996            15.80%
1997            27.10%
1998            14.92%
1999            -0.66%
2000            17.61%
2001           -22.11%
2002           -23.83%
2003            25.00%
2004            21.87%

Year-to-date performance through 3/31/05 was 0.37%. During the periods shown in the bar chart, the highest return for a quarter was 18.66% (quarter ending 6/30/03) and the lowest return for a quarter was -18.36% (quarter ending 9/30/02). The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown.

------------------------------------------------------------------------------
Average Annual Total Returns
(for periods ending 12/31/04)
------------------------------------------------------------------------------
                                      Past        Past       Past
                                      1 year      5 years    10 years
------------------------------------------------------------------------------
Class IA                              21.87%      1.23%      8.88%
Class IB                              21.60%      1.01%      8.70%
S&P Utility Index (no deduction
for fees or expenses)                 24.28%      3.73%      8.16%
------------------------------------------------------------------------------

The fund's performance is compared to the S&P Utility Index, an unmanaged index of 40 utility stocks.

FEES AND EXPENSES

------------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
------------------------------------------------------------------------------
                                                            Total
                                                            Annual
                                 Distribution               Fund
                  Management     (12b-1)        Other       Operating
                  Fees           Fees           Expenses    Expenses
------------------------------------------------------------------------------
Class IA          0.70%          N/A            0.15%       0.85%
Class IB          0.70%          0.25%          0.15%       1.10%
------------------------------------------------------------------------------

EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts using standard assumptions described in the introduction under "Fund summaries" above.

------------------------------------------------------------------------------
                          1 year       3 years       5 years     10 years
------------------------------------------------------------------------------
Class IA                  $87          $271          $471        $1,049
Class IB                 $112          $350          $606        $1,344
------------------------------------------------------------------------------

The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.


PUTNAM VT VISTA FUND

GOAL

The fund seeks capital appreciation.

MAIN INVESTMENT STRATEGIES -- GROWTH STOCKS

We invest mainly in common stocks of U.S. companies, with a focus on growth stocks. Growth stocks are issued by companies that we believe are fast-growing and whose earnings we believe are likely to increase over time. Growth in earnings may lead to an increase in the price of the stock. We invest mainly in midsized companies.

MAIN RISKS

* The risk that the stock price of one or more of the companies in the fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund's investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.

PERFORMANCE INFORMATION

[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES]

CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES

1998            19.48%
1999            52.90%
2000            -3.98%
2001           -33.34%
2002           -30.44%
2003            33.42%
2004            18.90%

Year-to-date performance through 3/31/05 was -0.48%. During the periods shown in the bar chart, the highest return for a quarter was 41.28% (quarter ending 12/31/99) and the lowest return for a quarter was -32.08% (quarter ending 9/30/01). The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown.

------------------------------------------------------------------------------
Average Annual Total Returns
(for periods ending 12/31/04)
------------------------------------------------------------------------------
                                                                 Since
                                          Past       Past        inception
                                          1 year     5 years     (1/2/97)
------------------------------------------------------------------------------
Class IA                                  18.90%     -6.72%      5.97%
Class IB                                  18.61%     -6.91%      5.79%
Russell Midcap Growth Index
(no deduction for fees or expenses)       15.48%     -3.36%      8.12%
------------------------------------------------------------------------------

For portions of the period shown, the fund's performance benefited from Putnam Management's agreement to limit the fund's expenses. The fund's performance is compared to the Russell Midcap Growth Index, an unmanaged index of all medium and medium/small companies in the Russell 1000 Index chosen for their growth orientation.

FEES AND EXPENSES

------------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
------------------------------------------------------------------------------
                                                            Total
                                                            Annual
                                 Distribution               Fund
                  Management     (12b-1)        Other       Operating
                  Fees           Fees           Expenses    Expenses
------------------------------------------------------------------------------
Class IA          0.65%          N/A            0.14%       0.79%
Class IB          0.65%          0.25%          0.14%       1.04%
------------------------------------------------------------------------------

EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts using standard assumptions described in the introduction under "Fund summaries" above.

------------------------------------------------------------------------------
                          1 year       3 years       5 years       10 years
------------------------------------------------------------------------------
Class IA                  $81          $252          $439          $978
Class IB                 $106          $331          $574        $1,274
------------------------------------------------------------------------------

The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.


PUTNAM VT VOYAGER FUND

GOAL

The fund seeks capital appreciation.

MAIN INVESTMENT STRATEGIES -- GROWTH STOCKS

We invest mainly in common stocks of U.S. companies, with a focus on growth stocks. Growth stocks are issued by companies that we believe are fast-growing and whose earnings we believe are likely to increase over time. Growth in earnings may lead to an increase in the price of the stock. We invest mainly in midsized and large companies, although we can invest in companies of any size.

MAIN RISKS

* The risk that the stock price of one or more of the companies in the fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund's investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.

PERFORMANCE INFORMATION

[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES]

CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES

1995            40.67%
1996            12.97%
1997            26.52%
1998            24.36%
1999            58.22%
2000           -16.42%
2001           -22.24%
2002           -26.34%
2003            25.16%
2004             5.34%

Year-to-date performance through 3/31/05 was -4.39%. During the periods shown in the bar chart, the highest return for a quarter was 41.38% (quarter ending 12/31/99) and the lowest return for a quarter was -18.88% (quarter ending 3/31/01). The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown.

------------------------------------------------------------------------------
Average Annual Total Returns
(for periods ending 12/31/04)
------------------------------------------------------------------------------
                                       Past      Past        Past
                                       1 year    5 years     10 years
------------------------------------------------------------------------------
Class IA                               5.34%     -8.79%      9.58%
Class IB                               5.03%     -8.99%      9.38%
Russell 1000 Growth Index
(no deduction for fees or expenses)    6.30%     -9.29%      9.59%
S&P 500 Index (no deduction
for fees or expenses)                 10.88%     -2.30%     12.07%
------------------------------------------------------------------------------

The fund's performance is compared to the Russell 1000 Growth Index, an unmanaged index of those Russell 1000 companies chosen for their growth orientation, and to the S&P 500 Index, an unmanaged index of common stocks frequently used as a general measure of U.S. stock performance.

FEES AND EXPENSES

------------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
------------------------------------------------------------------------------
                                                            Total
                                                            Annual
                                 Distribution               Fund
                  Management     (12b-1)        Other       Operating
                  Fees           Fees           Expenses    Expenses
------------------------------------------------------------------------------
Class IA          0.56%          N/A            0.08%       0.64%
Class IB          0.56%          0.25%          0.08%       0.89%
------------------------------------------------------------------------------

EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts using standard assumptions described in the introduction under "Fund summaries" above.

------------------------------------------------------------------------------
                          1 year       3 years       5 years       10 years
------------------------------------------------------------------------------
Class IA                  $65          $205          $357          $798
Class IB                  $91          $284          $493        $1,098
------------------------------------------------------------------------------

The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.


What are the funds' main investment strategies and related risks?

We generally manage the funds in styles similar to certain funds in the retail Putnam family of funds. However, the counterpart funds will not have identical portfolios or investment results, since we may employ different investment practices and invest in different securities for them.

Any investment carries with it some level of risk that generally reflects its potential for reward. This section provides additional information on the investment strategies and related risks that are identified for each fund in "Fund summaries" at the beginning of this prospectus and discusses investment strategies and related risks that are common to a number of the funds. Not every investment strategy listed below applies to each fund. Please refer to your fund's strategy in the fund summaries section to determine which risks apply to your fund.

* Common stocks. Common stock represents an ownership interest in a company. The value of a company's stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value may also fall because of factors affecting not just the company, but companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company's stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company's stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Stocks of companies we believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If our assessment of the prospects for the company's earnings growth is wrong, or if our judgment of how other investors will value the company's earnings growth is wrong, then the price of the company's stock may fall or not approach the value that we have placed on it. Seeking earnings growth may result in significant investments in the technology sector, which may be subject to greater volatility than other sectors of the economy. Emerging growth companies may have limited product lines, markets or financial resources. Their stocks may trade less frequently and in limited volumes, and are subject to greater volatility.

Companies we believe are undergoing positive change and whose stock we believe is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If our assessment of a company's prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company's stock may fall or may not approach the value that we have placed on it.

We will consider, among other factors, a company's valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

* Small and midsized companies. These companies, some of which may have a market capitalization of less than $1 billion, are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Stocks of these companies often trade less frequently and in limited volume, and their prices may fluctuate more than stocks of larger companies. Stocks of small and midsized companies may therefore be more vulnerable to adverse developments than those of larger companies. Small companies in foreign countries could be relatively smaller than those in the United States.

For Putnam VT Mid Cap Value Fund, we invest mostly in companies of a size similar to those in the Russell Midcap Value Index. As of March 31, 2005, the index was composed of companies having a market capitalization of between approximately $0.6 billion and $36.9 billion.

For Putnam VT Small Cap Value Fund, we invest mostly in companies of a size similar to those in the Russell 2000 Value Index. As of March 31, 2005, the index was composed of companies having a market capitalization of between approximately $41 million and $2.8 billion.

* Foreign investments. Each of the funds may invest in securities of foreign issuers. Foreign investments involve certain special risks, including:

* Unfavorable changes in currency exchange rates: Foreign investments are typically issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar.

* Political and economic developments: Foreign investments may be subject to the risks of seizure by a foreign government, imposition of restrictions on the exchange or export of foreign currency, and tax increases.

* Unreliable or untimely information: There may be less information publicly available about a foreign company than about most U.S. companies, and foreign companies are usually not subject to accounting, auditing and financial reporting standards and practices as stringent as those in the United States.

* Limited legal recourse: Legal remedies for investors may be more limited than the remedies available in the United States.

* Limited markets: Certain foreign investments may be less liquid (harder to buy and sell) and more volatile than most U.S. investments, which means we may at times be unable to sell these foreign investments at desirable prices. For the same reason, we may at times find it difficult to value the fund's foreign investments.

* Trading practices: Brokerage commissions and other fees are generally higher for foreign investments than for U.S. investments. The procedures and rules governing foreign transactions and custody may also involve delays in payment, delivery or recovery of money or investments.

* Lower yield: Common stocks of foreign companies have historically offered lower dividends than stocks of comparable U.S. companies. Foreign withholding taxes may further reduce the amount of income available to distribute to shareholders of the fund.

* Sovereign issuers: The willingness and ability of sovereign issuers to pay principal and interest on government securities depends on various economic factors, including the issuer's balance of payments, overall debt level, and cash flow from tax or other revenues.

For Putnam VT Diversified Income Fund, we consider a foreign company to be one that is domiciled outside the U.S. or has its principal operations located outside the U.S.

For Putnam VT Income Fund, we may invest in U.S. dollar-denominated fixed-income securities of foreign issuers.

For Putnam VT Money Market Fund, we may invest in money market instruments of foreign issuers that are denominated in U.S. dollars.

The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Certain of these risks may also apply to some extent to U.S.-traded investments that are denominated in foreign currencies, investments in U.S. companies that are traded in foreign markets, or investments in U.S. companies that have significant foreign operations. Special U.S. tax considerations may apply to the fund's foreign investments.

* Fixed-income investments. Fixed-income securities, which typically pay an unchanging rate of interest or dividends, include bonds and other debt. Each of the funds may invest in fixed-income securities. The value of a fixed-income investment may fall as a result of factors directly relating to the issuer of the security, such as decisions made by its management or a reduction in its credit rating. An investment's value may also fall because of factors affecting not just the issuer, but other issuers, such as increases in production costs. The value of an investment may also be affected by general changes in financial market conditions, such as changing interest rates or currency exchange rates.

We will consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments.

* Interest rate risk. The values of bonds and other debt instruments usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Changes in a debt instrument's value usually will not affect the amount of interest income paid to the fund, but will affect the value of the fund's shares. Interest rate risk is generally greater for investments with longer maturities.

Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, we might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates.

"Premium" investments offer interest rates higher than prevailing market rates. However, they involve a greater risk of loss, because their values tend to decline over time.

For Putnam VT Money Market Fund, average portfolio maturity will not exceed 90 days and the fund may not hold an investment with more than 397 days remaining to maturity. These short-term investments generally have lower yields than longer-term investments.

* Credit risk. Investors normally expect to be compensated in proportion to the risk they are assuming. Thus, debt of issuers with poor credit usually offers higher yields than debt of issuers with more secure credit. Higher-rated investments generally have lower credit risk.

For Putnam VT Income Fund, we invest mostly in investment-grade investments. These are rated at least BBB or its equivalent by a nationally recognized securities rating agency, or are unrated investments we believe are of comparable quality. We may also invest in securities rated below investment grade. However, we will not invest in securities that are rated lower than B or its equivalent by each agency rating the investment, or are unrated securities that we believe are of comparable quality. We will not necessarily sell an investment if its rating is reduced after we buy it.

For Putnam VT The George Putnam Fund of Boston and Putnam VT Utilities Growth and Income Fund, we invest mostly in investment-grade debt investments. These are rated at least BBB or its equivalent at the time of purchase by a nationally recognized securities rating agency, or are unrated investments that we believe are of comparable quality. For Putnam VT The George Putnam Fund of Boston, we may invest in non-investment-grade investments and for Putnam VT Utilities Growth and Income Fund, we may invest up to 20% of the fund's total assets in below investment-grade investments. However, for Putnam VT The George Putnam Fund of Boston and Putnam VT Utilities Growth and Income Fund, we will not invest in securities rated lower than B or its equivalent by each rating agency rating the investment, or unrated securities that we believe are of comparable quality. We will not necessarily sell an investment if its rating is reduced after we buy it.

For Putnam VT High Yield Fund, we invest mostly in higher-yield, higher-risk debt investments that are rated below BBB or its equivalent at the time of purchase by any nationally recognized securities rating agency rating such investments, or are unrated investments that we believe are of comparable quality. We will not necessarily sell an investment if its rating is reduced after we buy it.

For Putnam VT Diversified Income Fund and Putnam VT Global Asset Allocation Fund, we may invest up to 70% and 40%, respectively, of the fund's total assets in higher-yield, higher-risk debt investments that are rated below BBB or its equivalent at the time of purchase by each nationally recognized securities rating agency rating such investments, including investments in the lowest rating category of the rating agency, and unrated investments that we believe are of comparable quality. We will not necessarily sell an investment if its rating is reduced after we buy it.

For Putnam VT High Yield Fund, Putnam VT Diversified Income Fund, and Putnam VT Global Asset Allocation Fund, we may invest up to 15%, 5% and 5%, respectively, of the fund's total assets in debt investments rated below CCC or its equivalent, at the time of purchase, by each agency rating such investments and unrated investments that we believe are of comparable quality. We will not necessarily sell an investment if its rating is reduced after we buy it.

Investments rated below BBB or its equivalent are known as "junk bonds." This rating reflects a greater possibility that the issuers may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the values of those investments will usually be more volatile and are likely to fall. A default or expected default could also make it difficult for us to sell the investments at prices approximating the values we had previously placed on them. Lower-rated debt usually has a more limited market than higher-rated debt, which may at times make it difficult for us to buy or sell certain debt instruments or to establish their fair value. Credit risk is generally greater for zero coupon bonds and other investments that are issued at less than their face value and that are required to make interest payments only at maturity rather than at intervals during the life of the investment.

Credit ratings are based largely on the issuer's historical financial condition and the rating agencies' investment analysis at the time of rating. The rating assigned to any particular investment does not necessarily reflect the issuer's current financial condition, and does not reflect an assessment of an investment's volatility or liquidity. Although we consider credit ratings in making investment decisions, we perform our own investment analysis and do not rely only on ratings assigned by the rating agencies. Our success in achieving the fund's investment objectives may depend more on our own credit analysis when we buy lower quality bonds than when we buy higher quality bonds. We may have to participate in legal proceedings involving the issuer. This could increase the fund's operating expenses and decrease its net asset value.

Although investment-grade investments generally have lower credit risk, they may share some of the risks of lower-rated investments. U.S. government investments generally have the least credit risk, but are not completely free of credit risk. While some investments, such as U.S. Treasury obligations and Ginnie Mae certificates, are backed by the full faith and credit of the U.S. government, others, such as federal agency bonds, are backed only by the credit of the issuer. Mortgage-backed securities may be subject to the risk that underlying borrowers will be unable to meet their obligations.

For Putnam VT Money Market Fund, we buy only high quality investments.
These are:

* rated in one of the two highest categories by at least two nationally recognized rating services,

* rated by one rating service in one of the service's two highest categories (if only one rating service has provided a rating), or

* unrated investments that we determine are of equivalent quality.

The credit quality of an investment may be supported or enhanced by another company or financial institution through the use of a letter of credit or similar arrangements. The main risk in investments backed by a letter of credit is that the provider of the letter of credit will not be able to fulfill its obligations to the issuer.

* Prepayment risk. Traditional debt investments typically pay a fixed rate of interest until maturity, when the entire principal amount is due. By contrast, payments on mortgage-backed investments typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. We may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. Compared to debt that cannot be prepaid, mortgage-backed investments are less likely to increase in value during periods of declining interest rates and have a higher risk of decline in value during periods of rising interest rates. They may increase the volatility of a fund. Some mortgage-backed investments receive only the interest portion or the principal portion of payments on the underlying mortgages. The yields and values of these investments are extremely sensitive to changes in interest rates and in the rate of principal payments on the underlying mortgages. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

* Money market investments. These include certificates of deposit, commercial paper, U.S. government debt and repurchase agreements, corporate obligations and bankers acceptances.

For Putnam VT Money Market Fund, we buy bankers acceptances only if they are issued by banks with deposits in excess of $2 billion (or the foreign currency equivalent) at the close of the last calendar year. If the Trustees change this minimum deposit requirement, shareholders will be notified.

* Illiquid investments. We may invest up to 15% (up to 10% for Putnam VT Money Market Fund) of a fund's assets in illiquid investments, which may be considered speculative. Illiquid investments are investments that may be difficult to sell. The sale of many of these investments is limited by law. We may not be able to sell a fund's illiquid investments when we consider it is desirable to do so or we may be able to sell them only at less than their market value.

* Derivatives. We may engage in a variety of transactions involving derivatives, such as futures, options, warrants and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may use derivatives both for hedging and non-hedging purposes. However, we may also choose not to use derivatives, based on our evaluation of market conditions or the availability of suitable derivatives. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund's derivative positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations. For further information about the risks of derivatives, see the Trust's statement of additional information (SAI).

* Other investments. In addition to the main investment strategies described above, we may make other investments, which may be subject to other risks as described in the SAI.

* Alternative strategies. Under normal market conditions, we keep each fund's portfolio fully invested, with minimal cash holdings. However, at times we may judge that market conditions make pursuing a fund's usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily use alternative strategies that are mainly designed to limit losses, including, for funds that invest significantly outside the United States, investing solely in the United States. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the affected fund to miss out on investment opportunities, and may prevent the fund from achieving its goal.

* Changes in policies. The Trust's Trustees may change any of the funds' goals, investment strategies and other policies without shareholder approval, except as otherwise indicated.

* Portfolio transactions and portfolio turnover rate. Transactions on stock exchanges, commodities markets and futures markets involve the payment by the funds of brokerage commissions. The following table shows the brokerage commissions that were paid by each fund during the year in dollar amounts and as a percentage of the fund's average net assets. The table also shows commissions that were paid by each fund during the year to brokers who also provided research services in dollar amounts and as a percentage of the fund's average net assets.



-------------------------------------------------------------------------------------------------------------
                                                                                        Commissions paid
                                                Brokerage      Commissions paid           to brokers
                                  Brokerage    commissions       to brokers            who also provided
                                 commissions  (% of average   who also provided        research services
Fund name                            ($)       net assets)   research services ($)  (% of average net assets)
-------------------------------------------------------------------------------------------------------------
Putnam VT American Government
Income Fund                        $14,652        0.01%              $0                        --%
-------------------------------------------------------------------------------------------------------------
Putnam VT Capital Appreciation
Fund                              $134,561        0.30%         $48,642                      0.11%
-------------------------------------------------------------------------------------------------------------
Putnam VT Capital Opportunities
Fund                               $45,033        0.30%          $9,773                      0.07%
-------------------------------------------------------------------------------------------------------------
Putnam VT Discovery Growth Fund   $180,279        0.35%         $72,168                      0.14%
-------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund  $28,020    Less than 0.01%        $0                        --%
-------------------------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund      $173,382        0.18%         $64,776                      0.07%
-------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund
of Boston                         $538,420        0.08%        $193,617                      0.03%
-------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation
Fund                              $609,132        0.14%        $133,779                      0.03%
-------------------------------------------------------------------------------------------------------------
Putnam VT Global Equity Fund    $1,704,253        0.25%        $562,389                      0.08%
-------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income
Fund                            $4,456,356        0.08%      $1,372,861                      0.03%
-------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities
Fund                               $67,020        0.09%         $29,355                      0.04%
-------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund    $409,545        0.12%        $151,822                      0.04%
-------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund               $0          --%              $0                        --%
-------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund             $108,482        0.01%              $0                        --%
-------------------------------------------------------------------------------------------------------------
Putnam VT International Equity
Fund                            $1,998,384        0.28%        $923,426                      0.13%
-------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and
Income Fund                       $527,894        0.17%        $256,722                      0.08%
-------------------------------------------------------------------------------------------------------------
Putnam VT International New
Opportunities Fund                $932,670        0.41%        $430,823                      0.19%
-------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund        $1,324,118        0.24%        $450,753                      0.08%
-------------------------------------------------------------------------------------------------------------
Putnam VT Mid Cap Value Fund      $145,238        0.41%         $69,595                      0.20%
-------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund             $0          --%              $0                        --%
-------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities
Fund                            $6,652,594        0.36%      $2,896,916                      0.16%
-------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund          $937,131        0.16%        $463,757                      0.08%
-------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth
Fund                              $494,673        0.47%        $191,627                      0.18%
-------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund           $587,119        0.25%        $207,607                      0.09%
-------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund  $1,142,974        0.17%        $308,687                      0.04%
-------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and
Income Fund                       $508,475        0.13%        $146,042                      0.04%
-------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund            $1,335,379        0.27%        $512,808                      0.10%
-------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund          $2,787,593        0.09%        $755,166                      0.03%
-------------------------------------------------------------------------------------------------------------


Although brokerage commissions and other portfolio transaction costs are not reflected in the funds' Total Annual Fund Operating Expenses or Net Expenses ratios (as shown in the Annual Fund Operating Expenses table in each fund's "Fees and expenses" section), they are reflected in each fund's total return. Combining the brokerage commissions paid by each fund during the last fiscal year (as a percentage of the fund's average net assets) with the fund's Total Annual Fund Operating Expenses ratio or Net Expenses ratio (if applicable) for class IA shares results in the following "combined cost ratio" as a percentage of the fund's average net assets for class IA shares for the last fiscal year.



-------------------------------------------------------------------------------------------------------------
                                            Combined                                               Combined
Fund name                                  Cost Ratio*  Fund name                                 Cost Ratio*
-------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund     0.67%     Putnam VT International Equity Fund          1.22%
-------------------------------------------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund           1.20%     Putnam VT International Growth and
                                                        Income Fund                                  1.18%
-------------------------------------------------------------------------------------------------------------
Putnam VT Capital Opportunities Fund          1.26%     Putnam VT International New
                                                        Opportunities Fund                           1.66%
-------------------------------------------------------------------------------------------------------------
Putnam VT Discovery Growth Fund               1.29%     Putnam VT Investors Fund                     1.00%
-------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund             0.81%     Putnam VT Mid Cap Value Fund                 1.38%
-------------------------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund                  1.01%     Putnam VT Money Market Fund                  0.53%
-------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston    0.81%     Putnam VT New Opportunities Fund             1.05%
-------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund        1.08%     Putnam VT New Value Fund                     0.95%
-------------------------------------------------------------------------------------------------------------
Putnam VT Global Equity Fund                  1.19%     Putnam VT OTC & Emerging Growth Fund         1.42%
-------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund              0.62%     Putnam VT Research Fund                      1.05%
-------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund           0.99%     Putnam VT Small Cap Value Fund               1.04%
-------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund                0.97%     Putnam VT Utilities Growth and Income Fund   0.98%
-------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund                     0.78%     Putnam VT Vista Fund                         1.06%
-------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund                         0.68%     Putnam VT Voyager Fund                       0.73%
-------------------------------------------------------------------------------------------------------------

* The combined cost ratio does not reflect insurance-related charges or expenses.  If it did, the ratios would be higher than those shown.


Additional information regarding Putnam's brokerage selection procedures is included in the SAI.

Investors should exercise caution in comparing brokerage commissions and combined cost ratios for different types of funds. For example, while brokerage commissions represent one component of the fund's transaction costs, they do not reflect any undisclosed amount of profit or "mark-up" included in the price paid by the fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities and certain derivatives. In addition, brokerage commissions do not reflect other elements of transaction costs, including the extent to which the fund's purchase and sale transactions may change the market price for an investment (the "market impact").

Another factor in transaction costs is a fund's portfolio turnover rate, which measures how frequently the fund buys and sells investments. During the past five years, each fund's fiscal year portfolio turnover rate was as follows:



-------------------------------------------------------------------------------------------------------------
Portfolio Turnover                                   2004         2003         2002         2001         2000
-------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund          309.71%      553.08%      517.44%      262.05%      336.72%*
-------------------------------------------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund                139.79%      143.90%      166.36%      101.98%       89.87%*
-------------------------------------------------------------------------------------------------------------
Putnam VT Capital Opportunities Fund               163.42%      163.05%*         --           --           --
-------------------------------------------------------------------------------------------------------------
Putnam VT Discovery Growth Fund                    106.52%       81.55%       92.27%      109.55%       28.20%*
-------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund                   79.07%      104.06%      176.17%      139.13%      169.27%
-------------------------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund                        89.30%      113.49%*         --           --           --
-------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston         148.39%      144.47%      128.14%      334.64%      154.53%
-------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund             156.86%      155.21%      105.04%      187.96%      159.03%
-------------------------------------------------------------------------------------------------------------
Putnam VT Global Equity Fund                        77.03%       88.32%      173.27%      186.11%      170.41%
-------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund                    29.21%       32.55%       36.01%       32.75%       55.04%
-------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund                 57.02%       59.00%       63.30%       83.13%       57.60%*
-------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund                      47.82%       63.66%       74.33%       53.20%       49.10%
-------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund                           50.44%       75.01%       68.41%       81.97%       69.05%
-------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund                              401.71%      287.19%      399.61%      250.79%      238.00%
-------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund                 62.84%       71.14%       53.20%       69.81%       78.84%
-------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund      59.34%       71.71%       99.21%      154.29%       82.02%
-------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund     139.72%      135.90%      136.66%      198.97%      189.71%
-------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund                            84.91%       73.32%      122.88%       98.05%       76.32%
-------------------------------------------------------------------------------------------------------------
Putnam VT Mid Cap Value Fund                       145.30%      117.37%*         --           --           --
-------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund                            --           --           --           --           --
-------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund                   115.82%       44.22%       68.82%       72.16%       53.64%
-------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund                            51.50%       59.50%       60.33%       74.80%       83.62%
-------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund               123.52%       71.72%       68.02%      116.66%       88.63%
-------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund                            106.08%      116.88%      154.60%      146.42%      161.52%
-------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund                      39.27%       36.14%       51.54%       36.65%       34.05%
-------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund          31.79%       38.45%       42.68%       93.13%       28.88%
-------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund                                93.49%       90.84%       78.14%      112.81%      104.60%
-------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund                              48.94%       47.37%       90.52%      105.03%       92.54%
-------------------------------------------------------------------------------------------------------------
 * Not annualized.


The funds may buy and sell investments relatively often. Both a fund's portfolio turnover rate and the amount of brokerage commissions it pays will vary over time based on market conditions. High turnover may lead to increased costs and decreased performance. Putnam Management is not permitted to consider sales of shares of any of the funds (or of other Putnam funds) as a factor in the selection of broker-dealers to execute portfolio transactions for the funds.

* Portfolio holdings. The SAI includes a description of the funds' policies with respect to the disclosure of their portfolio holdings. For information on a fund's portfolio, you may visit the Putnam Investments Web site, www.putnaminvestments.com/individual, and click on "Annuities." Each fund's top 10 holdings and related portfolio information may be viewed monthly beginning 10 business days after the end of each month, and the full portfolio holdings of each fund except Putnam VT Money Market Fund may be viewed beginning on the last business day of the month after the end of each calendar quarter. This information will remain available on the Web site until the fund files a Form N-CSR or N-Q with the SEC for the period that includes the date of the information.

Who manages the funds?

The Trust's Trustees oversee the general conduct of each fund's business. The Trustees have retained Putnam Management to be the funds' investment manager, responsible for making investment decisions for the funds and managing the funds' other affairs and business. Each fund pays Putnam Management a quarterly management fee (monthly for Putnam VT Capital Appreciation Fund, Putnam VT Capital Opportunities Fund, Putnam VT Discovery Growth Fund, Putnam VT Equity Income Fund and Putnam VT Mid Cap Value Fund) for these services based on the fund's average net assets.

Putnam Management's address is One Post Office Square, Boston, MA 02109. Each fund paid Putnam Management management fees in the following amounts (reflected as a percentage of average net assets for each fund's last fiscal year after giving effect to applicable waivers):

------------------------------------------------------------------------------
                                                               Management
Putnam VT Fund                                                    Fees
------------------------------------------------------------------------------
Putnam VT American Government Income Fund                        0.52%
------------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund                              0.52
------------------------------------------------------------------------------
Putnam VT Capital Opportunities Fund                             0.21
------------------------------------------------------------------------------
Putnam VT Discovery Growth Fund                                  0.56
------------------------------------------------------------------------------
Putnam VT Diversified Income Fund                                0.66
------------------------------------------------------------------------------
Putnam VT Equity Income Fund                                     0.62
------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston                       0.61
------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund                           0.69
------------------------------------------------------------------------------
Putnam VT Global Equity Fund                                     0.77
------------------------------------------------------------------------------
Putnam VT Growth and Income Fund                                 0.48
------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund                              0.65
------------------------------------------------------------------------------
Putnam VT Health Sciences Fund                                   0.70
------------------------------------------------------------------------------
Putnam VT High Yield Fund                                        0.67
------------------------------------------------------------------------------
Putnam VT Income Fund                                            0.56
------------------------------------------------------------------------------
Putnam VT International Equity Fund                              0.75
------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund                   0.80
------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund                   0.99
------------------------------------------------------------------------------
Putnam VT Investors Fund                                         0.64
------------------------------------------------------------------------------
Putnam VT Mid Cap Value Fund                                     0.63
------------------------------------------------------------------------------
Putnam VT Money Market Fund                                      0.43
------------------------------------------------------------------------------
Putnam VT New Opportunities Fund                                 0.59
------------------------------------------------------------------------------
Putnam VT New Value Fund                                         0.69
------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund                             0.70
------------------------------------------------------------------------------
Putnam VT Research Fund                                          0.65
------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund                                   0.77
------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund                       0.70
------------------------------------------------------------------------------
Putnam VT Vista Fund                                             0.65
------------------------------------------------------------------------------
Putnam VT Voyager Fund                                           0.56
------------------------------------------------------------------------------

With respect to Putnam VT Diversified Income Fund, Putnam VT Global Equity Fund, Putnam VT High Yield Fund, Putnam VT International Equity Fund, Putnam VT International Growth and Income Fund and Putnam VT Utilities Growth and Income Fund, Putnam Management has retained its affiliate, Putnam Investments Limited ("PIL"), to manage a separate portion of the assets of each fund. Subject to the supervision of Putnam Management, PIL is responsible for making investment decisions for the portion of the assets of the funds that it manages.

PIL provides a full range of international investment advisory services to institutional and retail clients.

Putnam Management (and not the fund) pays a quarterly sub-management fee to PIL for its services at the following annual rates:

Putnam VT Global Equity Fund, Putnam VT International Equity Fund, Putnam VT International Growth and Income Fund and Putnam VT Utilities Growth and Income Fund: 0.35% of the average aggregate net asset value of the portion of the assets of the fund managed by PIL.

Putnam VT Diversified Income Fund and Putnam VT High Yield Fund: 0.40% of the average aggregate net asset value of the portion of the assets of the fund managed by PIL.

PIL's address is Cassini House, 57-59 St. James's Street, London, England, SW1A 1LD.

* Investment management teams. Putnam Management's and PIL's investment professionals are organized into investment management teams, with a particular team dedicated to each specific asset class. The members of the team(s) identified after the name of each fund manage the fund's investments. The names of all team members can be found at www.putnaminvestments.com.

The team members identified as the fund's Portfolio Leader(s) and Portfolio Member(s) coordinate the teams' efforts related to each fund and are primarily responsible for the day-to-day management of the fund's portfolio. In addition to these individuals, the teams also include other investment professionals, whose analysis, recommendations and research inform investment decisions made for the fund.


PUTNAM VT AMERICAN GOVERNMENT INCOME FUND
-------------------------------------------------------------------------------
Core Fixed-Income Team
-------------------------------------------------------------------------------
                      Joined                         Positions Over
Portfolio Leader        Fund   Employer              Past Five Years
-------------------------------------------------------------------------------
Kevin M. Cronin         2000   Putnam                Head of Investments;
                               Management            Chief Investment Officer,
                               1997 - Present        Core Fixed Income, Fixed
                                                     Income Money Market and
                                                     Tax Exempt Fixed
                                                     Income Teams
-------------------------------------------------------------------------------
                      Joined                         Positions Over
Portfolio Members       Fund   Employer              Past Five Years
-------------------------------------------------------------------------------
Rob A. Bloemker         2002   Putnam                Team Leader, Mortgage
                               Management            and Government
                               1999 - Present        Previously, Mortgage
                                                     Specialist
-------------------------------------------------------------------------------
Daniel S. Choquette     2005   Putnam                Mortgage Specialist
                               Management
                               2002 - Present

                               Lehman Brothers       Fixed Income
                               Prior to Sept. 2002   Derivatives Trader
-------------------------------------------------------------------------------

No changes in the fund's Portfolio Leader or Portfolio Member occurred during the fiscal year ended December 31, 2004. After the fund's fiscal year-end, Portfolio Member Daniel S. Choquette joined the fund's management team. Kevin M. Cronin has served as Portfolio Leader of the fund since May 2002, when Putnam Management introduced this designation.



PUTNAM VT CAPITAL APPRECIATION FUND
-------------------------------------------------------------------------------
U.S. Core and U.S. Small- and Mid-Cap Core Teams
-------------------------------------------------------------------------------
                      Joined                         Positions Over
Portfolio Leader        Fund   Employer              Past Five Years
-------------------------------------------------------------------------------
Joshua H. Brooks        2004   Putnam                Deputy Head of
                               Management            Investments; Chief
                               2003 - Present        Investment Officer, Large
                                                     Cap Equities
                                                     Previously, Chief
                                                     Investment Officer, U.S.
                                                     Core and Core Equities
                                                     Teams; Director, Global
                                                     Equity Research Team

                               Delaware              Chief Investment Officer,
                               Investments           Value Investing
                               Prior to April 2003
-------------------------------------------------------------------------------
                      Joined                         Positions Over
Portfolio Members       Fund   Employer              Past Five Years
-------------------------------------------------------------------------------
Richard P. Cervone      2004   Putnam                Portfolio Manager
                               Management            Previously, Analyst
                               1998 - Present
-------------------------------------------------------------------------------
Joseph P. Joseph        1999   Putnam                Chief Investment Officer,
                               Management            Global Core Small
                               1994 - Present        Cap Team
                                                     Previously, Director,
                                                     Global Core Small Cap Team
-------------------------------------------------------------------------------
James C. Wiess          2004   Putnam                Chief Investment Officer,
                               Management            U.S. Core Team
                               2000 - Present        Previously, Senior
                                                     Portfolio Manager
-------------------------------------------------------------------------------
James S. Yu             2003   Putnam                Portfolio Manager
                               Management
                               2002 - Present

                               John Hancock          Portfolio Manager
                               Funds
                               Prior to Oct. 2002

                               Merrill Lynch         Senior Analyst
                               Investment
                               Management
                               Prior to June 2000
-------------------------------------------------------------------------------

During the fiscal year ended December 31, 2004, Portfolio Leader Joshua H. Brooks and Portfolio Members Richard P. Cervone and James C. Wiess joined the fund's management team, and Portfolio Leader Michael E. Nance left the fund's management team.



PUTNAM VT CAPITAL OPPORTUNITIES FUND
-------------------------------------------------------------------------------
U.S. Small- and Mid-Cap Core Team
-------------------------------------------------------------------------------
                      Joined                         Positions Over
Portfolio Leader        Fund   Employer              Past Five Years
-------------------------------------------------------------------------------
Joseph P. Joseph        2003   Putnam                Chief Investment Officer,
                               Management            Global Core Small
                               1994 - Present        Cap Tea
                                                     Previously, Director,
                                                     Global Core Small Cap Team
-------------------------------------------------------------------------------
                      Joined                         Positions Over
Portfolio Members       Fund   Employer              Past Five Years
-------------------------------------------------------------------------------
Tinh D. Bui             2003   Putnam                Portfolio Manager
                               Management
                               2001 - Present

                               PPM America, Inc.     Portfolio Manager
                               Prior to Aug. 2001
-------------------------------------------------------------------------------
John A. Ferry           2004   Putnam                Portfolio Manager
                               Management            Previously, Quantitative
                               1998 - Present        Analyst
-------------------------------------------------------------------------------
Gerald I. Moore         2003   Putnam                Senior Portfolio Manager
                               Management            Previously, Portfolio
                               1997 - Present        Manager
-------------------------------------------------------------------------------

During the fiscal year ended December 31, 2004, Portfolio Member John A. Ferry joined the fund's management team. Joseph P. Joseph has served as Portfolio Leader of the fund since its inception.



PUTNAM VT DISCOVERY GROWTH FUND
-------------------------------------------------------------------------------
Large-Cap Growth and Small and Emerging Growth Teams
-------------------------------------------------------------------------------
                      Joined                         Positions Over
Portfolio Leader        Fund   Employer              Past Five Years
-------------------------------------------------------------------------------
Richard B. Weed         2004   Putnam                Senior Portfolio Manager
                               Management
                               2000 - Present

                               State Street          Senior Portfolio Manager
                               Global Advisors
                               Prior to Dec. 2000
-------------------------------------------------------------------------------
                      Joined                         Positions Over
Portfolio Members       Fund   Employer              Past Five Years
-------------------------------------------------------------------------------
Robert E. Ginsberg      2005   Putnam                Portfolio Manager
                               Management
                               2004 - Present

                               Delaware              Portfolio Manager
                               Investments           Previously, Senior
                               Prior to Aug. 2004    Equity Analyst
-------------------------------------------------------------------------------
Raymond K. Haddad       2004   Putnam                Portfolio Manager
                               Management            Previously, Analyst
                               2000 - Present

                               Sanford C.            Equity Research
                               Bernstein & Co.       Associate
                               Prior to Sept. 2000
-------------------------------------------------------------------------------

During the fiscal year ended December 31, 2004, Portfolio Leader Richard B. Weed and Portfolio Member Raymond K. Haddad joined the fund's management team, and Portfolio Leader Roland W. Gillis left the fund's management team. After the fund's fiscal year-end, Portfolio Member Robert E. Ginsberg joined the fund's management team and Portfolio Member David J. Santos left the fund's management team.



PUTNAM VT DIVERSIFIED INCOME FUND
-------------------------------------------------------------------------------
Core Fixed-Income and Core Fixed-Income High-Yield Teams
-------------------------------------------------------------------------------
                      Joined                         Positions Over
Portfolio Leader        Fund   Employer              Past Five Years
-------------------------------------------------------------------------------
D. William Kohli        1994   Putnam                Director of Core Fixed
                               Management            Income
                               1994 - Present
-------------------------------------------------------------------------------
                      Joined                         Positions Over
Portfolio Members       Fund   Employer              Past Five Years
-------------------------------------------------------------------------------
Rob A. Bloemker         2005   Putnam                Team Leader, Mortgage
                               Management            and Government
                               1999 - Present        Previously, Mortgage
                                                     Specialist
-------------------------------------------------------------------------------
Jeffrey A. Kaufman      2005   Putnam                Team Leader, Emerging
                               Management            Markets
                               1998 - Present        Previously, Director of
                                                     Emerging Market Debt
-------------------------------------------------------------------------------
Paul D. Scanlon        2005    Putnam                Team Leader, U.S. High
                               Management            Yield
                               1999 - Present        Previously, Portfolio
                                                     Manager; Analyst
-------------------------------------------------------------------------------
David L. Waldman       1998    Putnam                Director of Fixed Income
                               Management            Quantitative Research
                               1997 - Present
-------------------------------------------------------------------------------

No changes in the fund's Portfolio Leader or Portfolio Member occurred during the fiscal year ended December 31, 2004. After the fund's fiscal year-end, Portfolio Members Rob A. Bloemker, Jeffrey A. Kaufman and Paul D. Scanlon joined the fund's management team, and Portfolio Member Stephen C. Peacher left the fund's management team. D. William Kohli has served as Portfolio Leader of the fund since May 2002, when Putnam Management introduced this designation.



PUTNAM VT EQUITY INCOME FUND
-------------------------------------------------------------------------------
Large-Cap Value and Core Fixed-Income Teams
-------------------------------------------------------------------------------
                      Joined                         Positions Over
Portfolio Leader        Fund   Employer              Past Five Years
-------------------------------------------------------------------------------
Bartlett R. Geer        2003   Putnam                Senior Portfolio Manager
                               Management
                               2000 - Present

                               State Street          Senior Portfolio Manager
                               Research &
                               Management
                               Prior to Dec. 2000
-------------------------------------------------------------------------------
                      Joined                         Positions Over
Portfolio Members       Fund   Employer              Past Five Years
-------------------------------------------------------------------------------
Kevin M. Cronin         2003   Putnam                Head of Investments
                               Management            Chief Investment Officer,
                               1997 - Present        Core Fixed Income, Fixed
                                                     Income Money Market
                                                     and Tax Exempt Fixed
                                                     Income Teams
-------------------------------------------------------------------------------
Jeanne L. Mockard       2003   Putnam                Senior Portfolio Manager
                               Management
                               1985 - Present
-------------------------------------------------------------------------------

No changes in the fund's Portfolio Leader or Portfolio Member occurred during the fiscal year ended December 31, 2004. Bartlett R. Geer has served as Portfolio Leader of the fund since its inception.



PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
-------------------------------------------------------------------------------
Large-Cap Value, Core Fixed-Income and Global Asset  Allocation Teams
-------------------------------------------------------------------------------
                      Joined                         Positions Over
Portfolio Leader        Fund   Employer              Past Five Years
-------------------------------------------------------------------------------
Jeanne L. Mockard       2000   Putnam                Senior Portfolio Manager
                               Management
                               1985 - Present
-------------------------------------------------------------------------------
                      Joined                         Positions Over
Portfolio Members       Fund   Employer              Past Five Years
-------------------------------------------------------------------------------
Michael J. Abata        2005   Putnam                Portfolio Manager
                               Management            Previously, Quantitative
                               1997 - Present        Analyst
-------------------------------------------------------------------------------
Kevin M. Cronin         2003   Putnam                Head of Investments;
                               Management            Chief Investment Officer,
                               1997 - Present        Core Fixed Income, Fixed
                                                     Income Money Market
                                                     and Tax Exempt Fixed
                                                     Income Teams
-------------------------------------------------------------------------------
Jeffrey L. Knight       2001   Putnam                Chief Investment Officer,
                               Management            Global Asset Allocation
                               1993 - Present        Team
-------------------------------------------------------------------------------
Raman Srivastava        2004   Putnam                Portfolio Manager
                               Management            Previously, Portfolio
                               1999 - Present        Construction Specialist;
                                                     Quantitative Analyst
-------------------------------------------------------------------------------

During the fiscal year ended December 31, 2004, Portfolio Member Raman Srivastava joined the fund's management team. After the fund's fiscal year-end, Portfolio Member Michael J. Abata joined the fund's management team. Jeanne L. Mockard has served as Portfolio Leader of the fund since May 2002, when Putnam Management introduced this designation.



PUTNAM VT GLOBAL ASSET ALLOCATION FUND
-------------------------------------------------------------------------------
Global Asset Allocation Team
-------------------------------------------------------------------------------
                      Joined                         Positions Over
Portfolio Leader        Fund   Employer              Past Five Years
-------------------------------------------------------------------------------
Jeffrey L. Knight       2002   Putnam                Chief Investment Officer,
                               Management            Global Asset Allocation
                               1993 - Present        Team
-------------------------------------------------------------------------------
                      Joined                         Positions Over
Portfolio Members       Fund   Employer              Past Five Years
-------------------------------------------------------------------------------
Robert J. Kea           2002   Putnam                Portfolio Manager
                               Management            Previously, Quantitative
                               1989 - Present        Analyst
-------------------------------------------------------------------------------
Bruce S. MacDonald      2004   Putnam                Senior Investment
                               Management            Strategist
                               1998 - Present        Previously, Quantitative
                                                     Analyst
-------------------------------------------------------------------------------
Robert J. Schoen        2002   Putnam                Portfolio Manager
                               Management            Previously, Quantitative
                               1997 - Present        Analyst
-------------------------------------------------------------------------------

During the fiscal year ended December 31, 2004, Portfolio Member Bruce S. MacDonald joined the fund's management team and Portfolio Member J. Graham Spiers left the fund's management team. Jeffrey L. Knight has served as Portfolio Leader of the fund since May 2002, when Putnam Management introduced this designation.



PUTNAM VT GLOBAL EQUITY FUND
-------------------------------------------------------------------------------
Global Core Team
-------------------------------------------------------------------------------
                      Joined                         Positions Over
Portfolio Leader        Fund   Employer              Past Five Years
-------------------------------------------------------------------------------
Shigeki Makino          2002   Putnam                Chief Investment Officer,
                               Management            Global Core Team
                               2000 - Present        Previously, Senior
                                                     Portfolio Manager

                               Fidelity              Director of Research
                               Management
                               Prior to Aug. 2000
-------------------------------------------------------------------------------
                      Joined                         Positions Over
Portfolio Members       Fund   Employer              Past Five Years
-------------------------------------------------------------------------------
Mark A. Bogar           2002   Putnam                Portfolio Manager
                               Management            Previously, Analyst
                               1998 - Present
-------------------------------------------------------------------------------
Joshua H. Brooks        2004   Putnam                Deputy Head of
                               Management            Investments; Chief
                               2003 - Present        Investment Officer, Large
                                                     Cap Equities
                                                     Previously, Chief
                                                     Investment Officer, U.S.
                                                     Core and Core Equities
                                                     Teams; Director, Global
                                                     Equity Research Team

                               Delaware              Chief Investment Officer,
                               Investments           Value Investing
                               Prior to April 2003
-------------------------------------------------------------------------------
David E. Gerber         2003   Putnam                Portfolio Manager
                               Management            Previously, Portfolio
                               1996 - Present        Construction Specialist;
                                                     Senior Portfolio Associate
-------------------------------------------------------------------------------
Bradford S. Greenleaf   2004   Putnam                Portfolio Manager
                               Management
                               2004 - Present

                               Independence          Director of International
                               Investments           Equities
                               Prior to Nov. 2003
-------------------------------------------------------------------------------

During the fiscal year ended December 31, 2004, Shigeki Makino became the fund's Portfolio Leader, Portfolio Members Joshua H. Brooks and Bradford S. Greenleaf joined the fund's management team, and Portfolio Leader Paul C. Warren and Portfolio Member Stephen S. Oler left the fund's management team.



PUTNAM VT GROWTH AND INCOME FUND
-------------------------------------------------------------------------------
Large-Cap Value Team
-------------------------------------------------------------------------------
                       Joined                         Positions Over
Portfolio Leader         Fund   Employer              Past Five Years
-------------------------------------------------------------------------------
Hugh H. Mullin           1996   Putnam                Senior Portfolio Manager
                                Management
                                1986 - Present
-------------------------------------------------------------------------------
                       Joined                         Positions Over
Portfolio Members        Fund   Employer              Past Five Years
-------------------------------------------------------------------------------
David L. King            1993   Putnam                Senior Portfolio Manager
                                Management
                                1983 - Present
-------------------------------------------------------------------------------
Christopher G. Miller    2000   Putnam                Senior Portfolio Manager
                                Management            Previously, Portfolio
                                1998 - Present        Manager
-------------------------------------------------------------------------------

No changes in the fund's Portfolio Leader or Portfolio Member occurred during the fiscal year ended December 31, 2004. Hugh H. Mullin has served as Portfolio Leader of the fund since May 2002, when Putnam Management introduced this designation.



PUTNAM VT GROWTH OPPORTUNITIES FUND
-------------------------------------------------------------------------------
Large-Cap Growth Team
-------------------------------------------------------------------------------
                       Joined                         Positions Over
Portfolio Leaders        Fund   Employer              Past Five Years
-------------------------------------------------------------------------------
Robert E. Ginsberg       2005   Putnam                Portfolio Manager
                                Management
                                2004 - Present

                                Delaware              Portfolio Manager
                                Investments           Previously, Senior
                                Prior to Aug. 2004    Equity Analyst
-------------------------------------------------------------------------------
Kelly A. Morgan          2005   Putnam                Chief Investment Officer,
                                Management            Large Cap Growth Team
                                1996 - Present        Previously, Director,
                                                      Global Equity Research
                                                      Team; Associate
                                                      Director, Global Equity
                                                      Research Team; Director,
                                                      Global Growth Team
-------------------------------------------------------------------------------
                       Joined                         Positions Over
Portfolio Member         Fund   Employer              Past Five Years
-------------------------------------------------------------------------------
Saba S. Malak            2005   Putnam                Portfolio Manager
                                Management            Previously, Analyst
                                1997 - Present
-------------------------------------------------------------------------------

During the fiscal year ended December 31, 2004, Portfolio Members Tony H. Elavia and Walton D. Pearson left the fund's management team. After the fund's fiscal year-end, Portfolio Leaders Robert E. Ginsberg and Kelly A. Morgan and Portfolio Member Saba S. Malak joined the fund's management team, and Portfolio Leader Brian P. O'Toole and Portfolio Member David J. Santos left the fund's management team. Other individuals who have served as Portfolio Leader of the fund since May 2002, when Putnam Management introduced this designation, include Jeffrey R. Lindsey (May 2002 to June
2002).



PUTNAM VT HEALTH SCIENCES FUND
-------------------------------------------------------------------------------
Global Equity Research Team
-------------------------------------------------------------------------------
                      Joined                         Positions Over
Portfolio Leaders       Fund   Employer              Past Five Years
-------------------------------------------------------------------------------
Sheba M. Alexander      2005   Putnam                Analyst and Sector Team
                               Management            Leader, Global Equity
                               2001 - Present        Research Team
                                                     Previously, Analyst
-------------------------------------------------------------------------------
Kelsey Chen             2005  Putnam                 Analyst and Sector Team
                              Management             Leader, Global Equity
                              2000 - Present         Research Team
                                                     Previously, Analyst
-------------------------------------------------------------------------------


PUTNAM VT HIGH YIELD FUND
-------------------------------------------------------------------------------
Core Fixed-Income High-Yield Team
-------------------------------------------------------------------------------
                      Joined                         Positions Over
Portfolio Leader        Fund   Employer              Past Five Years
-------------------------------------------------------------------------------
Paul D. Scanlon         2002   Putnam                Team Leader, U.S. High
                               Management            Yield
                               1999 - Present        Previously, Portfolio
                                                     Manager; Analyst
-------------------------------------------------------------------------------
                      Joined                         Positions Over
Portfolio Member        Fund   Employer              Past Five Years
-------------------------------------------------------------------------------
Rosemary H. Thomsen     2002   Putnam                Senior Portfolio Manager
                               Management
                               1986 - Present
-------------------------------------------------------------------------------

During the fiscal year ended December 31, 2004, Portfolio Member Norman P. Boucher left the fund's management team. After the fund's fiscal year-end, Paul D. Scanlon became the fund's Portfolio Leader and Portfolio Leader Stephen C. Peacher left the fund's management team.



PUTNAM VT INCOME FUND
-------------------------------------------------------------------------------

Core Fixed-Income Team
-------------------------------------------------------------------------------
                      Joined                         Positions Over
Portfolio Leader        Fund   Employer              Past Five Years
-------------------------------------------------------------------------------
Kevin M. Cronin         2002   Putnam                Head of Investments;
                               Management            Chief Investment Officer,
                               1997 - Present        Core Fixed Income, Fixed
                                                     Income Money Market and
                                                     Tax Exempt Fixed Income
                                                     Teams
-------------------------------------------------------------------------------
                      Joined                         Positions Over
Portfolio Members       Fund   Employer              Past Five Years
-------------------------------------------------------------------------------
Rob A. Bloemker         2002   Putnam                Team Leader, Mortgage
                               Management            and Government
                               1999 - Present        Previously, Mortgage
                                                     Specialist
-------------------------------------------------------------------------------
Kevin F. Murphy         2005   Putnam                Team Leader, High Grade
                               Management            Credit and Core Fixed
                               1999 - Present        Income Teams
                                                     Previously, Investment
                                                     Strategist
-------------------------------------------------------------------------------
Raman Srivastava        2005   Putnam                Portfolio Manager
                               Management            Previously, Portfolio
                               1999 - Present        Construction Specialist;
                                                     Quantitative Analyst
-------------------------------------------------------------------------------

During the fiscal year ended December 31, 2004, the fund's Portfolio Leader and Portfolio Members did not change. After the fund's fiscal year-end, Portfolio Members Kevin F. Murphy and Raman Srivastava joined the fund's management team. Individuals who have served as Portfolio Leader of the fund since May 2002, when Putnam Management introduced this designation, include James M. Prusko (May 2002 to June 2002).



PUTNAM VT INTERNATIONAL EQUITY FUND
-------------------------------------------------------------------------------
International Core Team

-------------------------------------------------------------------------------
                      Joined                         Positions Over
Portfolio Leaders       Fund   Employer              Past Five Years
-------------------------------------------------------------------------------
Joshua L. Byrne         2000   Putnam                Co-Chief Investment
                               Management            Officer, International
                               1992 - Present        Core Team
                                                     Previously, Senior
                                                     Portfolio Manager;
                                                     Portfolio Manager
-------------------------------------------------------------------------------
Simon Davis             2000   Putnam                Co-Chief Investment
                               Management            Officer, International
                               2000 - Present        Core Team
                                                     Previously, Director,
                                                     International Equity Team;
                                                     Senior Portfolio Manager;
                                                     Portfolio Manager

                                Deutsche Asset       Portfolio Manager
                                Management
                                Prior to Sept. 2000
-------------------------------------------------------------------------------
                      Joined                         Positions Over
Portfolio Members       Fund   Employer              Past Five Years
-------------------------------------------------------------------------------
Stephen S. Oler         2000   Putnam                Senior Portfolio Manager
                               Management
                               1997 - Present
-------------------------------------------------------------------------------
Mark D. Pollard         2004   Putnam                Chief Investment Officer,
                               Management            European Equities
                               2004 - Present

                               Jura Capital LLP      Managing Partner
                               Prior to Aug. 2004

                               Lazard Asset          Head of European Equities
                               Management
                               Prior to Feb. 2002

                               Putnam                Head of European Equities
                               Management
                               Prior to June 2000
-------------------------------------------------------------------------------
George W. Stairs        2002   Putnam                Senior Portfolio Manager
                               Management
                               1994 - Present
-------------------------------------------------------------------------------

During the fiscal year ended December 31, 2004, Joshua L. Byrne and Simon Davis became the fund's Portfolio Leaders and Portfolio Member Mark D. Pollard joined the fund's management team. Individuals who have served as Portfolio Leader of the fund since May 2002, when Putnam Management introduced this designation, include Omid Kamshad (May 2002 to October
2003).



PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND
-------------------------------------------------------------------------------
International Value Team
-------------------------------------------------------------------------------
                      Joined                         Positions Over
Portfolio Leader        Fund   Employer              Past Five Years
-------------------------------------------------------------------------------
Pamela R. Holding       2001   Putnam                Senior Portfolio Manager
                               Management            Previously, Associate
                               1995 - Present        Director of Research;
                                                     Portfolio Manager;
                                                     Director of European
                                                     Research
-------------------------------------------------------------------------------
                      Joined                         Positions Over
Portfolio Members       Fund   Employer              Past Five Years
-------------------------------------------------------------------------------
J. Frederick Copper     2005   Putnam                Portfolio Manager
                               Management            Previously, Quantitative
                               2001 - Present        Analyst

                               Wellington            Quantitative Analyst
                               Management
                               Prior to Feb. 2001
-------------------------------------------------------------------------------
George W. Stairs        1997   Putnam                Senior Portfolio Manager
                               Management
                               1994 - Present
-------------------------------------------------------------------------------

During the fiscal year ended December 31, 2004, Pamela R. Holding became the fund's Portfolio Leader. After the fund's fiscal year-end, Portfolio Member J. Frederick Copper joined the fund's management team. Individuals who have served as Portfolio Leader of the fund since May 2002, when Putnam Management introduced this designation, include George W. Stairs (September 2002 to August 2004) and Colin Moore (May 2002 to August 2002).



PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND
-------------------------------------------------------------------------------
International Growth Team
-------------------------------------------------------------------------------
                      Joined                         Positions Over
Portfolio Leader        Fund   Employer              Past Five Years
-------------------------------------------------------------------------------
Stephen P. Dexter       1999   Putnam                Chief Investment Officer,
                               Management            International Growth Team
                               1999 - Present        Previously, Director,
                                                     International Equity Team;
                                                     Senior Portfolio Manager
-------------------------------------------------------------------------------
                      Joined                         Positions Over
Portfolio Members       Fund   Employer              Past Five Years
-------------------------------------------------------------------------------
Peter J. Hadden         2003   Putnam                Senior Portfolio Manager
                               Management            Previously, Portfolio
                               1992 - Present        Manager
-------------------------------------------------------------------------------
Denise D. Selden        2003   Putnam                Portfolio Manager
                               Management            Previously, Institutional
                               1998 - Present        Portfolio Manager
-------------------------------------------------------------------------------

No changes in the fund's Portfolio Leader or Portfolio Member occurred during the fiscal year ended December 31, 2004. Stephen P. Dexter has served as Portfolio Leader of the fund since May 2002, when Putnam Management introduced this designation.



PUTNAM VT INVESTORS FUND
-------------------------------------------------------------------------------
U.S. Core Team
-------------------------------------------------------------------------------
                      Joined                         Positions Over
Portfolio Leader        Fund   Employer              Past Five Years
-------------------------------------------------------------------------------
James C. Wiess          2002   Putnam                Chief Investment Officer,
                               Management            U.S. Core Team
                               2000 - Present        Previously, Senior
                                                     Portfolio Manager
-------------------------------------------------------------------------------
                      Joined                         Positions Over
Portfolio Members       Fund   Employer              Past Five Years
-------------------------------------------------------------------------------
Joshua H. Brooks        2004   Putnam                Deputy Head of
                               Management            Investments; Chief
                               2003 - Present        Investment Officer, Large
                                                     Cap Equities
                                                     Previously, Chief
                                                     Investment Officer, U.S.
                                                     Core and Core Equities
                                                     Teams; Director, Global
                                                     Equity Research Team

                               Delaware              Chief Investment Officer,
                               Investments           Value Investing
                               Prior to April 2003
-------------------------------------------------------------------------------
Richard P. Cervone      2002   Putnam                Portfolio Manager
                               Management            Previously, Analyst
                               1998 - Present
-------------------------------------------------------------------------------
James S. Yu             2003   Putnam                Portfolio Manager
                               Management
                               2002 - Present

                               John Hancock          Portfolio Manager
                               Funds
                               Prior to Oct. 2002

                               Merrill Lynch         Senior Analyst
                               Investment
                               Management
                               Prior to June 2000
-------------------------------------------------------------------------------

During the fiscal year ended December 31, 2004, James C. Wiess became the fund's Portfolio Leader, Portfolio Member Joshua H. Brooks joined the fund's management team and Portfolio Leader Paul C. Warren left the fund's management team.



PUTNAM VT MID CAP VALUE FUND
-------------------------------------------------------------------------------
Small- and Mid-Cap Value Team
-------------------------------------------------------------------------------
                      Joined                         Positions Over
Portfolio Leaders       Fund   Employer              Past Five Years
-------------------------------------------------------------------------------
James A. Polk           2004   Putnam                Portfolio Manager
                               Management            Previously, Senior
                               1998 - Present        Analyst
-------------------------------------------------------------------------------
Edward T. Shadek, Jr.   2003   Putnam                Deputy, Head of
                               Management            Investments; Chief
                               1997 - Present        Investment Officer, Small
                                                     Cap Equities and Small and
                                                     Mid Cap Value Teams
-------------------------------------------------------------------------------
                      Joined                         Positions Over
Portfolio Member        Fund   Employer              Past Five Years
-------------------------------------------------------------------------------
J. Frederick Copper     2003   Putnam                Portfolio Manager
                               Management            Previously, Quantitative
                               2001 - Present        Analyst

                               Wellington            Quantitative Analyst
                               Management
                               Prior to Feb. 2001
-------------------------------------------------------------------------------

During the fiscal year ended December 31, 2004, Edward T. Shadek Jr. became a Portfolio Leader of the fund, Portfolio Lea der James A. Polk joined the fund's management team and Portfolio Leader Thomas J. Hoey left the fund's management team.



PUTNAM VT NEW OPPORTUNITIES FUND
-------------------------------------------------------------------------------
Mid-Cap Growth and Small and Emerging Growth Teams
-------------------------------------------------------------------------------
                      Joined                         Positions Over
Portfolio Leaders       Fund   Employer              Past Five Years
-------------------------------------------------------------------------------
Kevin M. Divney         2004   Putnam                Co-Chief Investment
                               Management            Officer, Mid-Cap
                               1997 - Present        Growth Tea
                                                     Previously, Senior
                                                     Portfolio Manager;
                                                     Portfolio Manager
-------------------------------------------------------------------------------
Paul E. Marrkand        2004   Putnam                Co-Chief Investment
                               Management            Officer, Mid-Cap
                               1987 - Present        Growth Team
                                                     Previously, Senior
                                                     Portfolio Manager;
                                                     Portfolio Manager
-------------------------------------------------------------------------------
                      Joined                         Positions Over
Portfolio Member        Fund   Employer              Past Five Years
-------------------------------------------------------------------------------
Richard B. Weed         2004   Putnam                Senior Portfolio Manager
                               Management
                               2000 - Present

                               State Street          Senior Portfolio Manager
                               Global Advisor
                               Prior to Dec. 2000
-------------------------------------------------------------------------------

During the fiscal year ended December 31, 2004, Portfolio Leaders Kevin M. Divney and Paul E. Marrkand and Portfolio Member Richard B. Weed joined the fund's management team. Also during the fiscal year ended December 31, 2004, Portfolio Leader Daniel L. Miller and Portfolio Members Brian P. O'Toole and Kenneth J. Doerr left the fund's management team.



PUTNAM VT NEW VALUE FUND
-------------------------------------------------------------------------------
Large-Cap Value Team
-------------------------------------------------------------------------------
                      Joined                         Positions Over
Portfolio Leader        Fund   Employer              Past Five Years
-------------------------------------------------------------------------------
David L. King           1997   Putnam                Senior Portfolio Manager
                               Management
                               1983 - Present
-------------------------------------------------------------------------------
                      Joined                         Positions Over
Portfolio Member        Fund   Employer              Past Five Years
-------------------------------------------------------------------------------
Michael J. Abata        2002   Putnam                Portfolio Manager
                               Management            Previously, Quantitative
                               1997 - Present        Analyst
-------------------------------------------------------------------------------

No changes in the fund's Portfolio Leader or Portfolio Member occurred during the fiscal year ended December 31, 2004. David L. King has served as Portfolio Leader of the fund since May 2002, when Putnam Management introduced this designation.



PUTNAM VT OTC & EMERGING GROWTH FUND
-------------------------------------------------------------------------------
Small and Emerging Growth Team
-------------------------------------------------------------------------------
                      Joined                         Positions Over
Portfolio Leader        Fund   Employer              Past Five Years
-------------------------------------------------------------------------------
Richard B. Weed         2004   Putnam                Senior Portfolio Manager
                               Management
                               2000 - Present

                               State Street          Senior Portfolio Manager
                               Global Advisors
                               Prior to Dec. 2000
-------------------------------------------------------------------------------
                      Joined                         Positions Over
Portfolio Member        Fund   Employer              Past Five Years
-------------------------------------------------------------------------------
Raymond K. Haddad       2004   Putnam                Portfolio Manager
                               Management            Previously, Analyst
                               2000 - Present

                               Sanford C.            Equity Research Associate
                               Bernstein & Co.
                               Prior to Sept. 2000
-------------------------------------------------------------------------------

During the fiscal year ended December 31, 2004, Portfolio Leader Richard B. Weed and Portfolio Member Raymond K. Haddad joined the fund's management team, and Portfolio Leader Roland C. Gillis and Portfolio Member Daniel L. Miller left the fund's management team.



PUTNAM VT RESEARCH FUND
-------------------------------------------------------------------------------
Global Equity Research Team
-------------------------------------------------------------------------------
                      Joined                         Positions Over
Portfolio Leaders       Fund   Employer              Past Five Years
-------------------------------------------------------------------------------
Joshua H. Brooks        2005   Putnam                Deputy Head of
                               Management            Investments; Chief
                               2003 - Present        Investment Officer, Large
                                                     Cap Equities
                                                     Previously, Chief
                                                     Investment Officer, U.S.
                                                     Core and Core Equities
                                                     Teams; Director, Global
                                                     Equity Research Team

                               Delaware              Chief Investment Officer,
                               Investments           Value Investing
                               Prior to April 2003
-------------------------------------------------------------------------------
Kelly A. Morgan         2005   Putnam                Chief Investment Officer,
                               Management            Large Cap Growth Team
                               1996 - Present        Previously, Director,
                                                     Global Equity Research
                                                     Team; Associate Director,
                                                     Global Equity Research
                                                     Team; Director, Global
                                                     Growth Team
-------------------------------------------------------------------------------
                      Joined                         Positions Over
Portfolio Members       Fund   Employer              Past Five Years
-------------------------------------------------------------------------------
Mark A. Bogar           2005   Putnam                Portfolio Manager
                               Management            Previously, Analyst
                               1998 - Present
-------------------------------------------------------------------------------
John W. Coffey          2005   Putnam                Analyst and Sector Team
                               Management            Leader, Global Equity
                               2004 - Present        Research Team
                                                     Previously, Analyst

                               Citigroup Asset       Equity Analyst
                               Management
                               Prior to April 2004
-------------------------------------------------------------------------------
Charles E. Dane         2005   Putnam                Analyst and Sector Team
                               Management            Leader, Global Equity
                               1995 - Present        Research Team
                                                     Previously, Analyst
-------------------------------------------------------------------------------



PUTNAM VT SMALL CAP VALUE FUND
-------------------------------------------------------------------------------
Small- and Mid-Cap Value Team
-------------------------------------------------------------------------------
                      Joined                         Positions Over
Portfolio Leader        Fund   Employer              Past Five Years
-------------------------------------------------------------------------------
Edward T. Shadek, Jr.   1999   Putnam                Deputy, Head of
                               Management            Investments; Chief
                               1997 - Present        Investment Officer, Small
                                                     Cap Equities and Small and
                                                     Mid Cap Value Teams
-------------------------------------------------------------------------------
                      Joined                         Positions Over
Portfolio Member        Fund   Employer              Past Five Years
-------------------------------------------------------------------------------
Eric N. Harthun         2002   Putnam                Portfolio Manager
                               Management            Previously, Senior
                               2000 - Present        Analyst
-------------------------------------------------------------------------------

No changes in the fund's Portfolio Leader or Portfolio Member occurred during the fiscal year ended December 31, 2004. Edward T. Shadek, Jr. has served as Portfolio Leader of the fund since May 2002, when Putnam Management introduced this designation.



PUTNAM VT UTILITIES GROWTH AND INCOME FUND
-------------------------------------------------------------------------------
Global Equity Research and Core Fixed-Income Teams
-------------------------------------------------------------------------------
                      Joined                         Positions Over
Portfolio Leader        Fund   Employer              Past Five Years
-------------------------------------------------------------------------------
Michael R. Yogg         2000   Putnam                Analyst and Sector Team
                               Management            Leader, Global Equity
                               1997 - Present        Research Team
                                                     Previously, Associate
                                                     Director, Global Equity
                                                     Research Team; Analyst
-------------------------------------------------------------------------------
                      Joined                         Positions Over
Portfolio Member        Fund   Employer              Past Five Years
-------------------------------------------------------------------------------
Kevin F. Murphy         2003   Putnam                Team Leader, High Grade
                               Management            Credit and Core Fixed-
                               1999 - Present        Income Teams
                                                     Previously, Investment
                                                     Strategist
-------------------------------------------------------------------------------



PUTNAM VT VISTA FUND
-------------------------------------------------------------------------------
Mid-Cap Growth Team
-------------------------------------------------------------------------------
                      Joined                         Positions Over
Portfolio Leaders       Fund   Employer              Past Five Years
-------------------------------------------------------------------------------
Kevin M. Divney         2003   Putnam                Co-Chief Investment
                               Management            Officer, Mid-Cap
                               1997 - Present        Growth Team
                                                     Previously, Senior
                                                     Portfolio Manager;
                                                     Portfolio Manager
-------------------------------------------------------------------------------
Paul E. Marrkand        2003   Putnam                Co-Chief Investment
                               Management            Officer, Mid-Cap
                               1987 - Present        Growth Team
                                                     Previously, Senior
                                                     Portfolio Manager;
                                                     Portfolio Manager
-------------------------------------------------------------------------------

During the fiscal year ended December 31, 2004, Kevin M. Divney and Paul E. Marrkand became the fund's Portfolio Leaders. Individuals who have served as Portfolio Leader of the fund since May 2002, when Putnam Management introduced this designation, include Eric M. Wetlaufer (May 2002 to September 2003).



PUTNAM VT VOYAGER FUND
-------------------------------------------------------------------------------
Large-Cap Growth Team
-------------------------------------------------------------------------------
                      Joined                         Positions Over
Portfolio Leaders       Fund   Employer              Past Five Years
-------------------------------------------------------------------------------
Robert E. Ginsberg      2005   Putnam                Portfolio Manager
                               Management
                               2004 - Present

                               Delaware              Portfolio Manager
                               Investments           Previously, Senior
                               Prior to Aug. 2004    Equity Analyst
-------------------------------------------------------------------------------
Kelly A. Morgan         2005   Putnam                Chief Investment Officer,
                               Management            Large Cap Growth Team
                               1996 - Present        Previously, Director,
                                                     Global Equity Research
                                                     Team; Associate Director,
                                                     Global Equity Research
                                                     Team; Director, Global
                                                     Growth.Team
-------------------------------------------------------------------------------
                      Joined                         Positions Over
Portfolio Member        Fund   Employer              Past Five Years
-------------------------------------------------------------------------------
Saba S. Malak           2005   Putnam                Portfolio Manager
                               Management            Previously, Analyst
                               1997 - Present
-------------------------------------------------------------------------------

During the year ended December 31, 2004, Portfolio Members Tony H. Elavia and Walton D. Pearson left the fund's management team. After the fund's fiscal year-end, Portfolio Leaders Robert E. Ginsberg and Kelly A. Morgan and Portfolio Member Saba S. Malak joined the fund's management team, and Portfolio Leader Brian P. O'Toole and Portfolio Member David J. Santos left the fund's management team. Individuals who have served as Portfolio Leader of the fund since May 2002, when Putnam Management introduced this designation, include Eric M. Wetlaufer (May 2002 to June 2002).

Listed below are the Putnam funds managed by the team members discussed in this prospectus as of March 31, 2005. The individuals listed may also manage other accounts, including retail mutual fund counterparts to the funds in Putnam Variable Trust or other accounts advised by Putnam Management or an affiliate. The SAI provides additional information about other accounts managed by these individuals and their ownership of securities of the funds.


------------------------------------------------------------------------------------------------------------------------------
Name                       Portfolio Leader                                    Portfolio Member
------------------------------------------------------------------------------------------------------------------------------
Michael J. Abata           Putnam Classic Equity Fund                          Putnam VT The George Putnam Fund of Boston
                                                                               Putnam VT New Value Fund
------------------------------------------------------------------------------------------------------------------------------
Sheba M. Alexander         Putnam VT Health Sciences Fund                      None
------------------------------------------------------------------------------------------------------------------------------
Rob A. Bloemker            None                                                Putnam VT American Government Income Fund
                                                                               Putnam VT Diversified Income Fund
                                                                               Putnam VT Income Fund
                                                                               Putnam Limited Duration Government Income Fund
                                                                               Putnam Master Intermediate Income Trust
                                                                               Putnam Premier Income Trust
                                                                               Putnam U.S. Government Income Trust
------------------------------------------------------------------------------------------------------------------------------
Mark A. Bogar              None                                                Putnam VT Global Equity Fund
                                                                               Putnam VT Research Fund
------------------------------------------------------------------------------------------------------------------------------
Joshua H. Brooks           Putnam VT Capital Appreciation Fund                 Putnam VT Investors Fund
                           Putnam VT Research Fund                             Putnam VT Global Equity Fund
------------------------------------------------------------------------------------------------------------------------------
Tinh D. Bui                None                                                Putnam VT Capital Opportunities Fund
------------------------------------------------------------------------------------------------------------------------------
Joshua L. Byrne            Putnam VT International Equity Fund                 Putnam Europe Equity Fund
------------------------------------------------------------------------------------------------------------------------------
Richard P. Cervone         None                                                Putnam VT Capital Appreciation Fund
                                                                               Putnam VT Investors Fund
                                                                               Putnam Tax Smart Equity Fund
------------------------------------------------------------------------------------------------------------------------------
Kelsey Chen                Putnam VT Health Sciences Fund                      None
------------------------------------------------------------------------------------------------------------------------------
Daniel S. Choquette        None                                                Putnam VT American Government Income Fund
                                                                               Putnam Limited Duration Government Income Fund
                                                                               Putnam U.S. Government Income Trust
------------------------------------------------------------------------------------------------------------------------------
John W. Coffey             None                                                Putnam VT Research Fund
------------------------------------------------------------------------------------------------------------------------------
J. Frederick Copper        None                                                Putnam VT International Growth and Income Fund
                                                                               Putnam VT Mid Cap Value Fund
------------------------------------------------------------------------------------------------------------------------------
Kevin M. Cronin            Putnam VT American Government Income Fund           Putnam VT Equity Income Fund
                           Putnam VT Income Fund                               Putnam VT The George Putnam Fund of Boston
                           Putnam Global Income Trust
                           Putnam Limited Duration Government Income Fund
                           Putnam U.S. Government Income Trust
------------------------------------------------------------------------------------------------------------------------------
Charles E. Dane            None                                                Putnam VT Research Fund
------------------------------------------------------------------------------------------------------------------------------
Simon Davis                Putnam VT International Equity Fund                 None
------------------------------------------------------------------------------------------------------------------------------
Stephen P. Dexter          Putnam VT International New Opportunities Fund      None
------------------------------------------------------------------------------------------------------------------------------
Kevin M. Divney            Putnam VT New Opportunities Fund                    None
                           Putnam VT Vista Fund
------------------------------------------------------------------------------------------------------------------------------
John A. Ferry              None                                                Putnam VT Capital Opportunities Fund
                                                                               Putnam International Capital Opportunities Fund
------------------------------------------------------------------------------------------------------------------------------
Bartlett R. Geer           Putnam VT Equity Income Fund                        None
------------------------------------------------------------------------------------------------------------------------------
David E. Gerber            None                                                Putnam VT Global Equity Fund
------------------------------------------------------------------------------------------------------------------------------
Robert E. Ginsberg         Putnam VT Growth Opportunities Fund                 Putnam VT Discovery Growth Fund
                           Putnam VT Voyager Fund
------------------------------------------------------------------------------------------------------------------------------
Bradford S. Greenleaf      None                                                Putnam VT Global Equity Fund
------------------------------------------------------------------------------------------------------------------------------
Raymond K. Haddad          None                                                Putnam VT Discovery Growth Fund
                                                                               Putnam VT OTC & Emerging Growth Fund
------------------------------------------------------------------------------------------------------------------------------
Peter J. Hadden            None                                                Putnam VT International New Opportunities Fund
------------------------------------------------------------------------------------------------------------------------------
Eric N. Harthun            None                                                Putnam VT Small Cap Value Fund
------------------------------------------------------------------------------------------------------------------------------
Pamela R. Holding          Putnam VT International Growth and Income Fund      None
------------------------------------------------------------------------------------------------------------------------------
Joseph P. Joseph           Putnam VT Capital Opportunities Fund                Putnam VT Capital Appreciation Fund
                           International Capital Opportunities Fund
------------------------------------------------------------------------------------------------------------------------------
Jeffrey Kaufman            None                                                Putnam VT Diversified Income Fund
                                                                               Putnam Master Intermediate Income Trust
                                                                               Putnam Premier Income Trust
------------------------------------------------------------------------------------------------------------------------------
Robert J. Kea              None                                                Putnam VT Global Asset Allocation Fund
                                                                               Putnam Asset Allocation: Balanced Portfolio
                                                                               Putnam Asset Allocation: Conservative Portfolio
                                                                               Putnam Asset Allocation: Growth Portfolio
                                                                               Putnam RetirementReady[REGISTRATION MARK] Funds
------------------------------------------------------------------------------------------------------------------------------
David L. King              Putnam VT New Value Fund                            Putnam VT Growth and Income Fund
                           Putnam Convertible Income-Growth Trust
                           Putnam High Income Bond Fund
------------------------------------------------------------------------------------------------------------------------------
Jeffrey L. Knight          Putnam VT Global Asset Allocation Fund              Putnam VT The George Putnam Fund of Boston
                           Putnam Asset Allocation: Balanced Portfolio
                           Putnam Asset Allocation: Conservative Portfolio
                           Putnam Asset Allocation: Growth Portfolio
                           Putnam RetirementReady[REGISTRATION MARK] Funds
------------------------------------------------------------------------------------------------------------------------------
D. William Kohli           Putnam VT Diversified Income Fund                   Putnam Global Income Trust
                           Putnam Master Intermediate Income Trust
                           Putnam Premier Income Trust
------------------------------------------------------------------------------------------------------------------------------
Bruce S. MacDonald         None                                                Putnam VT Global Asset Allocation Fund
                                                                               Putnam Asset Allocation: Balanced Portfolio
                                                                               Putnam Asset Allocation: Conservative Portfolio
                                                                               Putnam Asset Allocation: Growth Portfolio
                                                                               Putnam RetirementReady[REGISTRATION MARK] Funds
------------------------------------------------------------------------------------------------------------------------------
Shigeki Makino             Putnam VT Global Equity Fund                        None
------------------------------------------------------------------------------------------------------------------------------
Saba S. Malak              None                                                Putnam VT Growth Opportunities Fund
                                                                               Putnam VT Voyager Fund
------------------------------------------------------------------------------------------------------------------------------
Paul E. Marrkand           Putnam VT New Opportunities Fund                    None
                           Putnam VT Vista Fund
------------------------------------------------------------------------------------------------------------------------------
Christopher G. Miller      None                                                Putnam VT Growth and Income Fund
------------------------------------------------------------------------------------------------------------------------------
Jeanne L. Mockard          Putnam VT The George Putnam Fund of Boston          Putnam VT Equity Income Fund
------------------------------------------------------------------------------------------------------------------------------
Gerald I. Moore            None                                                Putnam VT Capital Opportunities Fund
------------------------------------------------------------------------------------------------------------------------------
Kelly A. Morgan            Putnam VT Growth Opportunities Fund                 None
                           Putnam VT Research Fund
                           Putnam VT Voyager Fund
------------------------------------------------------------------------------------------------------------------------------
Hugh H. Mullin             Putnam VT Growth and Income Fund                    None
------------------------------------------------------------------------------------------------------------------------------
Kevin F. Murphy            None                                                Putnam VT Income Fund
                                                                               Putnam VT Utilities Growth and Income Fund
------------------------------------------------------------------------------------------------------------------------------
Stephen S. Oler            None                                                Putnam VT International Equity Fund
------------------------------------------------------------------------------------------------------------------------------
James A. Polk              Putnam VT Mid Cap Value Fund                        None
------------------------------------------------------------------------------------------------------------------------------
Mark D. Pollard            None                                                Putnam VT International Equity Fund
                                                                               Putnam Europe Equity Fund
------------------------------------------------------------------------------------------------------------------------------
Paul D. Scanlon            Putnam VT High Yield Fund                           Putnam VT Diversified Income Fund
                           Putnam High Yield Advantage Fund                    Putnam Master Intermediate Income Trust
                           Putnam Floating Rate Income Fund                    Putnam Premier Income Trust
                           Putnam Managed High Yield Trust
------------------------------------------------------------------------------------------------------------------------------
Robert J. Schoen           None                                                Putnam VT Global Asset Allocation Fund
                                                                               Putnam Asset Allocation: Balanced Portfolio
                                                                               Putnam Asset Allocation: Conservative Portfolio
                                                                               Putnam Asset Allocation: Growth Portfolio
                                                                               Putnam RetirementReady[REGISTRATION MARK] Funds
------------------------------------------------------------------------------------------------------------------------------
Denise D. Selden           None                                                Putnam VT International New Opportunities Fund
------------------------------------------------------------------------------------------------------------------------------
Edward T. Shadek, Jr.      Putnam VT Mid Cap Value Fund                        None
                           Putnam VT Small Cap Value Fund
------------------------------------------------------------------------------------------------------------------------------
Raman Srivastava           None                                                Putnam VT The George Putnam Fund of Boston
                                                                               Putnam VT Income Fund
------------------------------------------------------------------------------------------------------------------------------
George W. Stairs           None                                                Putnam VT International Equity Fund
                                                                               Putnam VT International Growth and Income Fund
------------------------------------------------------------------------------------------------------------------------------
Rosemary H. Thomsen        None                                                Putnam VT High Yield Fund
                                                                               Putnam High Yield Advantage Fund
                                                                               Putnam Managed High Yield Trust
------------------------------------------------------------------------------------------------------------------------------
David L. Waldman           None                                                Putnam VT Diversified Income Fund
                                                                               Putnam Master Intermediate Income Trust
                                                                               Putnam Premier Income Trust
------------------------------------------------------------------------------------------------------------------------------
Richard B. Weed            Putnam VT Discovery Growth Fund                     Putnam VT New Opportunities Fund
                           Putnam VT OTC & Emerging Growth Fund
                           Putnam Small Cap Growth Fund
------------------------------------------------------------------------------------------------------------------------------
James C. Wiess             Putnam VT Investors Fund                            Putnam VT Capital Appreciation Fund
                           Putnam Tax Smart Equity Fund
------------------------------------------------------------------------------------------------------------------------------
Michael R. Yogg            Putnam VT Utilities Growth and Income Fund          None
------------------------------------------------------------------------------------------------------------------------------
James S. Yu                None                                                Putnam VT Capital Appreciation Fund
                                                                               Putnam VT Investors Fund
                                                                               Putnam Tax Smart Equity Fund
------------------------------------------------------------------------------------------------------------------------------

* Compensation of investment professionals. Putnam Management believes that its investment management teams should be compensated primarily based on their success in helping investors achieve their goals. The portion of Putnam Investments' total incentive compensation pool that is available to Putnam Management's Investment Division is based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time relative to peer groups. The peer group for each fund is its broad investment category as determined by Lipper Inc., as follows:

----------------------------------------------------------------------------
                                                 Lipper Variable
                                                 Products (Underlying
Funds                                            Funds) peer group
----------------------------------------------------------------------------
Putnam VT American Government                    General U.S.
Income Fund                                      Government Funds
----------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund              Multi-Cap Growth Funds
----------------------------------------------------------------------------
Putnam VT Capital Opportunities Fund             Mid-Cap Core Funds
----------------------------------------------------------------------------
Putnam VT Discovery Growth Fund                  Multi-Cap Growth Funds
----------------------------------------------------------------------------
Putnam VT Diversified Income Fund                General Bond Funds
----------------------------------------------------------------------------
Putnam VT Equity Income Fund                     Equity Income Funds
----------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston       Balanced Funds
----------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund           Global Flexible
                                                 Portfolio Funds
----------------------------------------------------------------------------
Putnam VT Global Equity Fund                     Global Core Funds
----------------------------------------------------------------------------
Putnam VT Growth and Income Fund                 Large-Cap Value Funds
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Putnam VT Growth Opportunities Fund              Large-Cap Growth Funds
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Putnam VT Health Sciences Fund                   Specialty/Miscellaneous
                                                 Funds
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Putnam VT High Yield Fund                        High Current Yield Funds
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Putnam VT Income Fund                            Corporate Debt
                                                 Funds A Rated
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Putnam VT International Equity Fund              International Core Funds
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Putnam VT International Growth                   International Value Funds
and Income Fund
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Putnam VT International New Opportunities Fund   International Growth Funds
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Putnam VT Investors Fund                         Large-Cap Core Funds
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Putnam VT Mid Cap Value Fund                     Mid-Cap Value Funds
----------------------------------------------------------------------------
Putnam VT Money Market Fund                      Money Market Funds
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Putnam VT New Opportunities Fund                 Multi-Cap Growth Funds
----------------------------------------------------------------------------
Putnam VT New Value Fund                         Multi-Cap Value Funds
----------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund             Mid-Cap Growth Funds
----------------------------------------------------------------------------
Putnam VT Research Fund                          Large-Cap Core Funds
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Putnam VT Small Cap Value Fund                   Small-Cap Value Funds
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Putnam VT Utilities Growth and Income Fund       Utility Funds
----------------------------------------------------------------------------
Putnam VT Vista Fund                             Mid-Cap Growth Funds
----------------------------------------------------------------------------
Putnam VT Voyager Fund                           Large-Cap Growth Funds
----------------------------------------------------------------------------

The portion of the incentive compensation pool available to each of your investment management teams varies based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time on a before-tax basis.

* Consistent performance means being above median over one year.

* Dependable performance means not being in the 4th quartile of the peer group over one, three or five years.

* Superior performance (which is the largest component of Putnam
  Management's incentive compensation program) means being in the top third of the peer group over three and five years.

In determining an investment management team's portion of the incentive compensation pool and allocating that portion to individual team members, Putnam Management retains discretion to reward or penalize teams or individuals, including each fund's Portfolio Leader(s) and Portfolio Member(s), as it deems appropriate, based on other factors. The size of the overall incentive compensation pool each year is determined by Putnam Management's parent company, Marsh & McLennan Companies, Inc., and depends in large part on Putnam's profitability for the year, which is influenced by assets under management. Incentive compensation is generally paid as cash bonuses, but a portion of incentive compensation may instead be paid as grants of restricted stock, options or other forms of compensation, based on the factors described above. In addition to incentive compensation, investment team members receive annual salaries that are typically based on seniority and experience. Incentive compensation generally represents at least 70% of the total compensation paid to investment team members.

* Regulatory matters and litigation. Putnam Management has entered into agreements with the Securities and Exchange Commission and the Massachusetts Securities Division settling charges connected with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans. Pursuant to these settlement agreements, Putnam Management will pay a total of $193.5 million in penalties and restitution, with $153.5 million being paid to shareholders and the funds. The restitution amount will be allocated to shareholders pursuant to a plan developed by an independent consultant, with payments to shareholders currently expected by the end of the summer.

The SEC's and Massachusetts Securities Division's allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties, including certain Putnam funds. Putnam Management will bear any costs incurred by Putnam funds in connection with these lawsuits. Putnam Management believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

How to buy and sell fund shares

The Trust has an underwriting agreement relating to the funds with Putnam Retail Management, One Post Office Square, Boston, Massachusetts 02109. Putnam Retail Management presently offers shares of each fund of the Trust continuously to separate accounts of various insurers. The underwriting agreement presently provides that Putnam Retail Management accepts orders for shares at net asset value and no sales commission or load is charged.

In addition to the payments described below under "Distribution Plan" with respect to class IB shares, Putnam Retail Management and its affiliates also pay additional compensation to selected insurance companies (or affiliated broker-dealers) to whom shares of the funds are offered ("Record Owners") and to dealers that sell variable insurance products ("dealers") in recognition of their marketing and/or administrative services support. These payments may create an incentive for a Record Owner firm, dealer firm or their representatives to recommend or offer shares of the funds or other Putnam funds, or insurance products for which the funds serve as underlying investments, to its customers. These additional payments are made by Putnam Retail Management and its affiliates and do not increase the amounts paid by you or the fund as shown under the heading "Fees and Expenses" at the front of this prospectus.

These payments to Record Owners and dealers by Putnam Retail Management and its affiliates are generally based on one or more of the following factors: average net assets of a fund attributable to that Record Owner or dealer, sales of a fund attributable to that Record Owner or dealer, or on the basis of a negotiated lump sum payment for services provided. These payments by Putnam Retail Management and its affiliates for marketing and/or administrative support services to any one Record Owner or dealer are not expected, with certain limited exceptions, to exceed 0.25% of the average net assets of the funds attributable to that Record Owner or dealer on an annual basis. Putnam Retail Management and its affiliates may make other payments or allow other promotional incentives to Record Owners and dealers to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.

You can find further details in the SAI about the payments made by Putnam Retail Management and its affiliates and the services provided by your Record Owner or dealer. In addition, you can ask your Record Owner or dealer for information about any payments it receives from Putnam Retail Management and its affiliates and any services provided by your Record Owner or dealer.

Shares are sold or redeemed at the net asset value per share next determined after receipt of an order, except that, in the case of Putnam VT Money Market Fund, purchases will not be effected until the next determination of net asset value after federal funds have been made available to the Trust. Orders for purchases or sales of shares of a fund must be received by Putnam Retail Management before the close of regular trading on the New York Stock Exchange in order to receive that day's net asset value. No fee is charged to a separate account when it redeems fund shares
<
Please check with your insurance company to determine which funds are available under your variable annuity contract or variable life insurance policy. Certain funds may not be available in your state due to various insurance regulations. Inclusion in this prospectus of a fund that is not available in your state is not to be considered a solicitation. This prospectus should be read in conjunction with the prospectus of the separate account of the specific insurance product which accompanies this prospectus.

The funds currently do not foresee any disadvantages to policyowners arising out of the fact that the funds offer their shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in one or more funds and shares of another fund may be substituted. This might force a fund to sell portfolio securities at disadvantageous prices. In addition, the Trustees may refuse to sell shares of any fund to any separate account or may suspend or terminate the offering of shares of any fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the fund. Under unusual circumstances, the Trust may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law. Redemption proceeds may be paid in securities or other property rather than in cash if Putnam determines it is in the best interest of the funds.

Distribution Plan

The Trust has adopted a Distribution Plan with respect to class IB shares to compensate Putnam Retail Management for services provided and expenses incurred by it as principal underwriter of the class IB shares, including the payments to insurance companies and their affiliated dealers mentioned below. The plan provides for payments by each fund to Putnam Retail Management at the annual rate (expressed as a percentage of average net assets) of up to 0.35% on class IB shares. The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Because these fees are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Putnam Retail Management compensates insurance companies (or affiliated broker-dealers) whose separate accounts invest in the Trust through class IB shares for providing services to their contract holders investing in the Trust.

Putnam Retail Management makes quarterly payments to dealers at the annual rate of up to 0.25% of the average net asset value of class IB shares.

Putnam Retail Management may suspend or modify its payments to dealers. The payments are also subject to the continuation of the Distribution Plan, the terms of service agreements between dealers and Putnam Retail Management, and any applicable limits imposed by the National Association of Securities Dealers, Inc.

How do the funds price their shares?

The price of a fund's shares is based on its net asset value (NAV). The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange (NYSE) each day the exchange is open.

Each fund (other than Putnam VT Money Market Fund) values its investments for which market quotations are readily available at market value. It values short-term investments that will mature within 60 days at amortized cost, which approximates market value. It values all other investments and assets at their fair value, which may differ from recent market prices. For example, a fund may value a stock at its fair value when the relevant exchange closes early or trading in the stock is suspended. It may also value a stock at fair value if recent transactions in the stock have been very limited or material information about the issuer becomes available after the close of the relevant market. Market quotations are not considered to be readily available for many debt securities. These securities are generally valued at fair value on the basis of valuations provided by an independent pricing service approved by the fund's Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using information with respect to transactions in the bond being valued, market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities.

Putnam VT Money Market Fund values all of its investments at amortized cost.

From time to time, Putnam OTC & Emerging Growth Fund may buy securities in private transactions exempt from registration under the securities laws. These investments are illiquid and may be difficult to sell and/or price and are subject to heightened risk because their issuers typically have limited product lines, operating histories and financial resources. There typically will not be a trading market for those securities from which the fund may readily ascertain a market value. Where market quotations are not readily available, the fund applies its fair value procedures to determine a price for the securities; in many cases, Putnam Management may be required to determine a fair value based solely on its own analysis of the investment.

Each fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates, which are generally determined as of 11:00 a.m. Eastern time each day the NYSE is open. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect each fund's NAV. If there has been a movement in the U.S. currency market that exceeds a specified threshold that may change from time to time, the funds will generally use exchange rates determined as of 3:00 p.m. Eastern time. Because foreign markets may be open at different times than the NYSE, the value of each fund's shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the funds have adopted fair value pricing procedures, which, among other things, require each fund to fair value foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold that may change from time to time. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the funds to a significant extent. As noted above, the value determined for an investment using the funds' fair value pricing procedures may differ from recent market prices for the investment. If events materially affecting the values of a fund's foreign fixed-income investments occur between the close of foreign markets and the close of regular trading on the NYSE, these investments will be valued at their fair value.

Policy on excessive short-term trading

* Risks of excessive short-term trading. The expected tax advantages associated with the insurance products that invest in the funds (such as tax deferral for gains realized from exchanges among the funds) may make the funds more attractive to excessive short-term traders, although other aspects of these products (such as the penalty tax on some withdrawals) may discourage short-term trading. Excessive short-term trading activity may reduce a fund's performance and harm all fund shareholders by interfering with portfolio management, increasing the fund's expenses and diluting the fund's net asset value. Depending on the size and frequency of short-term trades in a fund's shares, the fund may experience increased cash volatility, which could require the fund to maintain undesirably large cash positions or buy or sell portfolio securities it would not have bought or sold. The need to execute additional portfolio transactions due to these cash flows may also increase the fund's brokerage and administrative costs.

When a fund invests in foreign securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund's investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the later close of trading on the NYSE, the time as of which the fund determines its net asset value. If an arbitrageur is successful, he or she may dilute the interests of other shareholders by trading shares at prices that do not fully reflect their fair value.

When a fund invests in securities that may trade infrequently or may be more difficult to value -- such as securities of smaller companies and lower-rated bonds -- it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the fund's investments. In addition, the market for such securities may at times show "market momentum," in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in the fund's shares, which will reduce the fund's performance and may dilute the interests of other shareholders. Because securities of smaller companies may be less liquid than securities of larger companies, and lower-rated debt may be less liquid than higher-rated debt, funds that invest in smaller companies or lower-rated debt may also be unable to buy or sell these securities at desirable prices when the need arises (for example, in response to volatile cash flows caused by short-term trading). Similar risks may apply if the fund holds other types of less liquid securities.

* Fund policies and limitations. Putnam Management and the funds' Trustees have adopted policies and procedures intended to discourage excessive short-term trading. The funds seek to discourage excessive short-term trading by using fair value pricing procedures to value investments under some circumstances. For funds that invest in foreign securities, fair value pricing may be used to a significant extent with respect to those securities. In addition, Putnam Management monitors aggregate cash flows in each insurance company separate account that invests in the funds (other than Putnam VT Money Market Fund). If high cash flows relative to the size of the account or other available information indicate that excessive short-term trading may be taking place in a particular separate account, Putnam Management will contact the insurance company that maintains accounts for the underlying contract holders and seek to have the insurance company enforce the separate account's policies on excessive short-term trading, if any. As noted below, each insurance company's policies on excessive short-term trading will vary, and some insurance companies may not have adopted specific policies on excessive short-term trading.

With respect to Putnam VT Money Market Fund, because the fund is a money market fund that investors may seek to use as a source of short-term liquidity, Putnam Management and the fund's Trustees have not adopted policies to discourage short-term trading in the fund. Because very large cash flows based on short-term trading may, under some market conditions, decrease the fund's performance, however, the Trustees may refuse to sell shares to any separate account or may suspend or terminate the offering of shares of the fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the fund.

As noted above, the funds' shareholders are separate accounts sponsored by various insurance companies. Because Putnam Management currently does not have comprehensive access to trading records of individual contract holders, it is difficult (and in some cases impossible) for Putnam Management to determine if a particular contract holder is engaging in excessive short-term trading. In certain circumstances, there currently are also operational or technological constraints on Putnam Management's ability to monitor trading activity. In addition, even in circumstances when Putnam Management has access to sufficient information to permit a review of trading, its detection methods may not capture all excessive short-term trading.

As a result of these limitations, the funds' ability to monitor and deter excessive short-term trading ultimately depends on the capabilities, policies and cooperation of the insurance companies that sponsor the separate accounts. Some of the separate accounts have adopted transfer fees, limits on exchange activity, or other measures to attempt to address the potential for excessive short-term trading, while other separate accounts currently have not. For more information about any measures applicable to your investment, please see the prospectus of the separate account of the specific insurance product that accompanies this prospectus. The measures used by Putnam Management or a separate account may or may not be effective in deterring excessive short-term trading. In addition, the terms of the particular insurance contract may also limit the ability of the insurance company to address excessive short-term trading. As a result, the funds can give no assurances that market timing and excessive short-term trading will not occur in the funds.

* Blackout periods for Putnam employees. Putnam Investments imposes blackout periods on investments in the Putnam funds (other than money market funds) by its employees and certain family members. Employees of Putnam Investments and covered family members may not make a purchase followed by a sale, or a sale followed by a purchase, in any non-money market Putnam fund within any 90-calendar day period. Members of Putnam Management's Investment Division, certain senior executives, and certain other employees with access to investment information, as well as their covered family members, are subject to a blackout period of one year. These blackout periods are subject to limited exceptions.

Fund distributions and taxes

Each fund (other than Putnam VT Money Market Fund) will distribute any net investment income and net realized capital gains at least annually. Both types of distributions will be made in shares of such funds unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Putnam VT Money Market Fund will declare a dividend of its net investment income daily and distribute such dividend monthly. Each month's distributions will be paid on the first business day of the next month. Since the net income of Putnam VT Money Market Fund is declared as a dividend each time it is determined, the net asset value per share of the fund remains at $1.00 immediately after each determination and dividend declaration.

Distributions are reinvested without a sales charge, using the net asset value determined on the ex dividend date, except that with respect to Putnam VT Money Market Fund, distributions are reinvested using the net asset value determined on the day following the distribution payment date. Distributions on each share are determined in the same manner and are paid in the same amount, regardless of class, except for such differences as are attributable to differential class expenses.

Generally, owners of variable annuity and variable life contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible foreign, state or local taxes.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. Each fund intends to comply with these requirements. If a fund does not meet such requirements, income allocable to the contracts would be taxable currently to the holders of such contracts.

Each fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal income taxes on income and gains it distributes to the separate accounts. For information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, contract holders should consult the prospectus of the applicable separate account.

Fund investments in foreign securities may be subject to withholding taxes. In that case, a fund's yield on those securities would be decreased.

A fund's investments in certain debt obligations may cause the fund to recognize taxable income in excess of the cash generated by such obligations. Thus, a fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

Financial highlights

The financial highlights tables are intended to help you understand the funds' recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. Total returns and expense ratios do not reflect insurance-related charges or expenses; if these charges and expenses were reflected, performance would be lower and expenses would be higher. This information has been derived from each fund's financial statements, which have been audited by PricewaterhouseCoopers LLP. Its report and the funds' financial statements are included in the funds' annual report to shareholders, which is available upon request.


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

PUTNAM VARIABLE TRUST

Financial Highlights
CLASS IA
-----------------------------------------------------------------------------------------------------------------------
                                                                    Investment Operations:
                                                                                               Net
                                                           Net                        Realized and
                                                         Asset                          Unrealized
                                                        Value,               Net       Gain (Loss)        Total from
                                                     Beginning        Investment                on        Investment
Period ended                                         of Period     Income (Loss)       Investments        Operations
-----------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund
December 31, 2004                                       $12.08           $.31(a)(i)           $.03              $.34
December 31, 2003                                        12.34            .29(a)              (.07)              .22
December 31, 2002                                        11.62            .39(a)               .63              1.02
December 31, 2001                                        10.88            .48(a)               .26               .74
December 31, 2000**                                      10.00            .59(a)(i)            .62              1.21
-----------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund
December 31, 2004                                        $7.59           $.06(a)(i)(j)       $1.08             $1.14
December 31, 2003                                         6.07             --(a)(e)           1.52              1.52
December 31, 2002                                         7.82            .02(a)             (1.75)            (1.73)
December 31, 2001                                         9.06            .01(a)             (1.25)            (1.24)
December 31, 2000***                                     10.00           (.07)(a)             (.87)             (.94)
-----------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Opportunities Fund
December 31, 2004                                       $12.74           $.08(a)(i)          $2.26             $2.34
December 31, 2003****                                    10.00             --(a)(e)(i)        3.02              3.02
-----------------------------------------------------------------------------------------------------------------------
Putnam VT Discovery Growth Fund
December 31, 2004                                        $4.66          $(.01)(a)(i)(j)       $.37              $.36
December 31, 2003                                         3.52           (.02)(a)             1.16              1.14
December 31, 2002                                         4.98           (.04)(a)            (1.42)            (1.46)
December 31, 2001                                         7.18           (.06)(a)            (2.14)            (2.20)
December 31, 2000***                                     10.00           (.05)(a)            (2.77)            (2.82)
-----------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund
December 31, 2004                                        $9.32           $.51(a)(i)           $.33              $.84
December 31, 2003                                         8.55            .63(a)               .97              1.60
December 31, 2002                                         8.81            .71(a)              (.20)              .51
December 31, 2001                                         9.15            .78(a)              (.44)              .34
December 31, 2000                                         9.92            .80(a)              (.78)              .02
-----------------------------------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund
December 31, 2004                                       $12.09           $.22(a)(i)          $1.25             $1.47
December 31, 2003****                                    10.00            .10(a)(i)           2.06              2.16
-----------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston
December 31, 2004                                       $10.93           $.24(a)(i)           $.67              $.91
December 31, 2003                                         9.58            .23(a)              1.38              1.61
December 31, 2002                                        10.73            .28(a)             (1.17)             (.89)
December 31, 2001                                        10.96            .31(a)              (.24)              .07
December 31, 2000                                         9.98            .19(a)               .79               .98
-----------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund
December 31, 2004                                       $13.43           $.24(a)(i)           $.98             $1.22
December 31, 2003                                        11.51            .23(a)              2.19              2.42
December 31, 2002                                        13.37            .26(a)             (1.87)            (1.61)
December 31, 2001                                        16.66            .36(a)             (1.78)            (1.42)
December 31, 2000                                        19.60            .48(a)             (1.32)             (.84)
-----------------------------------------------------------------------------------------------------------------------
Putnam VT Global Equity Fund
December 31, 2004                                        $9.26           $.10(a)(i)          $1.17             $1.27
December 31, 2003                                         7.25            .09(a)              2.02              2.11
December 31, 2002                                         9.34            .07(a)             (2.13)            (2.06)
December 31, 2001                                        18.10            .02(a)             (5.17)            (5.15)
December 31, 2000                                        30.49           (.08)(a)            (7.36)            (7.44)
-----------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------
                                                      Less Distributions:
                                                                               From
                                                             From               Net
                                                              Net          Realized              From
                                                       Investment           Gain on            Return
Period ended                                               Income       Investments        of Capital
------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund
December 31, 2004                                           $(.49)           $(.18)               $--
December 31, 2003                                            (.25)            (.23)                --
December 31, 2002                                            (.30)              --                 --
December 31, 2001                                              --               --(e)              --
December 31, 2000**                                          (.22)            (.11)                --
------------------------------------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund
December 31, 2004                                             $--              $--                $--
December 31, 2003                                              --               --                 --
December 31, 2002                                            (.01)              --                (.01)
December 31, 2001                                              --               --                 --
December 31, 2000***                                           --               --                 --
------------------------------------------------------------------------------------------------------
Putnam VT Capital Opportunities Fund
December 31, 2004                                           $(.06)           $(.58)               $--
December 31, 2003****                                          --             (.28)                --
------------------------------------------------------------------------------------------------------
Putnam VT Discovery Growth Fund
December 31, 2004                                             $--              $--                $--
December 31, 2003                                              --               --                 --
December 31, 2002                                              --               --                 --
December 31, 2001                                              --               --                 --
December 31, 2000***                                           --               --                 --
------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund
December 31, 2004                                           $(.89)             $--                $--
December 31, 2003                                            (.83)              --                 --
December 31, 2002                                            (.77)              --                 --
December 31, 2001                                            (.68)              --                 --
December 31, 2000                                            (.79)              --                 --
------------------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund
December 31, 2004                                             $--            $(.02)               $--
December 31, 2003****                                        (.05)            (.02)                --
------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston
December 31, 2004                                           $(.23)             $--                $--
December 31, 2003                                            (.26)              --                 --
December 31, 2002                                            (.26)              --                 --
December 31, 2001                                            (.30)              --                 --
December 31, 2000                                              --               --                 --
------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund
December 31, 2004                                           $(.43)             $--                $--
December 31, 2003                                            (.50)              --                 --
December 31, 2002                                            (.25)              --                 --
December 31, 2001                                            (.18)           (1.69)                --
December 31, 2000                                            (.34)           (1.76)                --
------------------------------------------------------------------------------------------------------
Putnam VT Global Equity Fund
December 31, 2004                                           $(.21)             $--                $--
December 31, 2003                                            (.10)              --                 --
December 31, 2002                                            (.03)              --                 --
December 31, 2001                                              --            (3.61)                --
December 31, 2000                                            (.18)           (4.77)                --
------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------


                                                                                                 Total
                                                                                            Investment
                                                                                             Return at       Net Assets,
                                                             Total  Net Asset Value,         Net Asset     End of Period
Period ended                                         Distributions     End of Period    Value(%)(b)(c)    (in thousands)
------------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund
December 31, 2004                                            $(.67)           $11.75              2.85          $144,320
December 31, 2003                                             (.48)            12.08              1.89           225,290
December 31, 2002                                             (.30)            12.34              8.98           386,364
December 31, 2001                                               --(e)          11.62              6.82           136,461
December 31, 2000**                                           (.33)            10.88             12.11*           17,992
------------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund
December 31, 2004                                              $--             $8.73             15.02           $26,223
December 31, 2003                                               --              7.59             25.04            23,316
December 31, 2002                                             (.02)             6.07            (22.13)           13,542
December 31, 2001                                               --              7.82            (13.69)           11,003
December 31, 2000***                                            --              9.06             (9.40)*           2,258
------------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Opportunities Fund
December 31, 2004                                            $(.64)           $14.44             18.54           $13,523
December 31, 2003****                                         (.28)            12.74             30.25*            5,972
------------------------------------------------------------------------------------------------------------------------
Putnam VT Discovery Growth Fund
December 31, 2004                                              $--             $5.02              7.73           $17,068
December 31, 2003                                               --              4.66             32.39            19,835
December 31, 2002                                               --              3.52            (29.32)           12,353
December 31, 2001                                               --              4.98            (30.64)            7,558
December 31, 2000***                                            --              7.18            (28.20)*           3,174
------------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund
December 31, 2004                                            $(.89)            $9.27              9.58          $409,381
December 31, 2003                                             (.83)             9.32             20.27           449,121
December 31, 2002                                             (.77)             8.55              6.20           440,845
December 31, 2001                                             (.68)             8.81              3.82           491,673
December 31, 2000                                             (.79)             9.15              0.19           537,743
------------------------------------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund
December 31, 2004                                            $(.02)           $13.54             12.14           $80,093
December 31, 2003****                                         (.07)            12.09             21.57*           39,133
------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston
December 31, 2004                                            $(.23)           $11.61              8.48          $444,637
December 31, 2003                                             (.26)            10.93             17.35           463,270
December 31, 2002                                             (.26)             9.58             (8.57)          416,550
December 31, 2001                                             (.30)            10.73              0.74           387,517
December 31, 2000                                               --             10.96              9.82           305,564
------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund
December 31, 2004                                            $(.43)           $14.22              9.26          $371,882
December 31, 2003                                             (.50)            13.43             22.04           417,713
December 31, 2002                                             (.25)            11.51            (12.30)          423,653
December 31, 2001                                            (1.87)            13.37             (8.42)          611,233
December 31, 2000                                            (2.10)            16.66             (4.87)          815,135
------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Equity Fund
December 31, 2004                                            $(.21)           $10.32             13.94          $608,379
December 31, 2003                                             (.10)             9.26             29.54           670,764
December 31, 2002                                             (.03)             7.25            (22.16)          659,264
December 31, 2001                                            (3.61)             9.34            (29.66)        1,139,131
December 31, 2000                                            (4.95)            18.10            (29.64)        2,018,743
------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------


                                                                          Ratio of Net
                                                            Ratio of        Investment
                                                            Expenses     Income (Loss)
                                                      to Average Net        to Average         Portfolio
Period ended                                         Assets(%)(b)(d)     Net Assets(%)       Turnover(%)
--------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund
December 31, 2004                                                .66(i)           2.65(i)         309.71
December 31, 2003                                                .74              2.35            553.08
December 31, 2002                                                .74              3.26            517.44(f)
December 31, 2001                                                .77              4.23            262.05(f)
December 31, 2000**                                              .82(i)*          5.20(i)*        336.72*
--------------------------------------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund
December 31, 2004                                                .90(i)            .75(i)(j)      139.79
December 31, 2003                                               1.06               .04            143.90
December 31, 2002                                               1.13               .30            166.36
December 31, 2001                                               1.35               .13            101.98
December 31, 2000***                                            1.18*             (.72)*           89.87*
--------------------------------------------------------------------------------------------------------
Putnam VT Capital Opportunities Fund
December 31, 2004                                                .96(i)            .59(i)         163.42
December 31, 2003****                                            .71(i)*          (.01)(i)*       163.05*
--------------------------------------------------------------------------------------------------------
Putnam VT Discovery Growth Fund
December 31, 2004                                                .94(i)           (.24)(i)(j)     106.52
December 31, 2003                                               1.08              (.58)            81.55
December 31, 2002                                               1.56             (1.11)            92.27(g)
December 31, 2001                                               1.62             (1.10)           109.55
December 31, 2000***                                             .85*             (.67)*           28.20*
--------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund
December 31, 2004                                                .80(i)           5.68(i)          79.07
December 31, 2003                                                .82              7.16            104.06
December 31, 2002                                                .82              8.45            176.17(f)
December 31, 2001                                                .79              8.83            139.13(f)
December 31, 2000                                                .78              8.62            169.27
--------------------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund
December 31, 2004                                                .83(i)           1.75(i)          89.30
December 31, 2003****                                            .71(i)*           .93(i)*        113.49*
--------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston
December 31, 2004                                                .72(i)           2.15(i)         148.39
December 31, 2003                                                .73              2.27            144.47
December 31, 2002                                                .75              2.83            128.14(f)
December 31, 2001                                                .76              2.92            334.64(f)
December 31, 2000                                                .76              3.44            154.53
--------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund
December 31, 2004                                                .93(i)           1.76(i)         156.86
December 31, 2003                                                .95              1.92            155.21
December 31, 2002                                                .91              2.10            105.04
December 31, 2001                                                .84              2.54            187.96(f)
December 31, 2000                                                .79              2.73            159.03
--------------------------------------------------------------------------------------------------------
Putnam VT Global Equity Fund
December 31, 2004                                                .94(i)           1.10(i)          77.03
December 31, 2003                                                .92              1.21             88.32
December 31, 2002                                                .89               .92            173.27
December 31, 2001                                                .82               .20            186.11
December 31, 2000                                                .76              (.32)           170.41
--------------------------------------------------------------------------------------------------------






PUTNAM VARIABLE TRUST

Financial Highlights
CLASS IA
-----------------------------------------------------------------------------------------------------------------------
                                                                    Investment Operations:
                                                                                               Net
                                                           Net                        Realized and
                                                         Asset                          Unrealized
                                                        Value,               Net       Gain (Loss)        Total from
                                                     Beginning        Investment                on        Investment
Period ended                                         of Period     Income (Loss)       Investments        Operations
-----------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund
December 31, 2004                                       $23.39           $.40(a)(i)          $2.22             $2.62
December 31, 2003                                        18.75            .37(a)              4.69              5.06
December 31, 2002                                        23.56            .36(a)             (4.69)            (4.33)
December 31, 2001                                        25.85            .35(a)             (1.94)            (1.59)
December 31, 2000                                        26.80            .40(a)              1.49              1.89
-----------------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund
December 31, 2004                                        $4.63           $.03(a)(i)(j)        $.07              $.10
December 31, 2003                                         3.75            .01(a)               .87               .88
December 31, 2002                                         5.31             --(a)(e)          (1.56)            (1.56)
December 31, 2001                                         7.80           (.01)(a)            (2.48)            (2.49)
December 31, 2000**                                      10.00           (.02)(a)            (2.18)            (2.20)
-----------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund
December 31, 2004                                       $11.04           $.04(a)(i)           $.76(a)(i)        $.80
December 31, 2003                                         9.37            .07(a)              1.68              1.75
December 31, 2002                                        11.75            .04(a)             (2.41)            (2.37)
December 31, 2001                                        14.61            .01(a)             (2.86)            (2.85)
December 31, 2000                                        10.50            .01(a)              4.10              4.11
-----------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund
December 31, 2004                                        $7.97           $.58(a)(i)           $.24              $.82
December 31, 2003                                         7.08            .65(a)              1.07              1.72
December 31, 2002                                         8.08            .76(a)              (.78)             (.02)
December 31, 2001                                         8.98            .91(a)              (.55)              .36
December 31, 2000                                        11.09           1.14(a)             (1.97)             (.83)
-----------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund
December 31, 2004                                       $12.91           $.38(a)(i)           $.22              $.60
December 31, 2003                                        12.95            .46(a)               .13               .59
December 31, 2002                                        12.65            .64(a)               .33               .97
December 31, 2001                                        12.61            .70(a)               .21               .91
December 31, 2000                                        12.52            .84(a)               .11               .95
-----------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund
December 31, 2004                                       $12.91           $.16(a)(i)          $1.95             $2.11
December 31, 2003                                        10.14            .16(a)              2.73              2.89
December 31, 2002                                        12.42            .13(a)             (2.29)            (2.16)
December 31, 2001                                        17.72            .13(a)             (3.62)            (3.49)
December 31, 2000                                        21.66            .31(a)             (2.05)            (1.74)
-----------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund
December 31, 2004                                       $11.35           $.14(a)(i)          $2.25             $2.39
December 31, 2003                                         8.37            .15(a)              2.99              3.14
December 31, 2002                                         9.76            .12(a)             (1.44)            (1.32)
December 31, 2001                                        13.28            .13(a)             (2.80)            (2.67)
December 31, 2000                                        15.25            .16(a)               .05               .21
-----------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund
December 31, 2004                                       $11.16           $.11(a)(i)          $1.40             $1.51
December 31, 2003                                         8.41            .09(a)              2.71              2.80
December 31, 2002                                         9.80            .07(a)             (1.38)            (1.31)
December 31, 2001                                        13.71            .04(a)             (3.95)            (3.91)
December 31, 2000                                        23.31           (.11)(a)            (8.45)            (8.56)
-----------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------
                                                      Less Distributions:
                                                                               From
                                                             From               Net
                                                              Net          Realized              From
                                                       Investment           Gain on            Return
Period ended                                               Income       Investments        of Capital
------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund
December 31, 2004                                          $(.42)              $--                $--
December 31, 2003                                           (.42)               --                 --
December 31, 2002                                           (.36)             (.12)                --
December 31, 2001                                           (.41)             (.29)                --
December 31, 2000                                           (.50)            (2.34)                --
------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund
December 31, 2004                                          $(.01)              $--                $--
December 31, 2003                                             --                --                 --
December 31, 2002                                             --                --                 --
December 31, 2001                                             --                --                 --
December 31, 2000**                                           --                --                 --
------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund
December 31, 2004                                          $(.04)              $--                $--
December 31, 2003                                           (.08)               --                 --
December 31, 2002                                           (.01)               --                 --
December 31, 2001                                           (.01)               --                 --
December 31, 2000                                             --                --                 --
------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund
December 31, 2004                                          $(.69)              $--                $--
December 31, 2003                                           (.83)               --                 --
December 31, 2002                                           (.98)               --                 --
December 31, 2001                                          (1.26)               --                 --
December 31, 2000                                          (1.28)               --                 --
------------------------------------------------------------------------------------------------------
Putnam VT Income Fund
December 31, 2004                                          $(.55)              $--                $--
December 31, 2003                                           (.63)               --                 --
December 31, 2002                                           (.67)               --                 --
December 31, 2001                                           (.87)               --                 --
December 31, 2000                                           (.86)               --                 --
------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund
December 31, 2004                                          $(.22)              $--                $--
December 31, 2003                                           (.12)               --                 --
December 31, 2002                                           (.12)               --                 --
December 31, 2001                                           (.06)            (1.75)                --
December 31, 2000                                           (.41)            (1.79)                --
------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund
December 31, 2004                                          $(.17)              $--                $--
December 31, 2003                                           (.16)               --                 --
December 31, 2002                                           (.07)               --                 --
December 31, 2001                                           (.13)             (.72)                --
December 31, 2000                                           (.68)            (1.50)                --
------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund
December 31, 2004                                          $(.14)              $--                $--
December 31, 2003                                           (.05)               --                 --
December 31, 2002                                           (.08)               --                 --
December 31, 2001                                             --                --                 --
December 31, 2000                                           (.01)            (1.03)                --(e)
------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------


                                                                                                 Total
                                                                                            Investment
                                                                                             Return at       Net Assets,
                                                             Total  Net Asset Value,         Net Asset     End of Period
Period ended                                         Distributions     End of Period    Value(%)(b)(c)    (in thousands)
------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund
December 31, 2004                                            $(.42)           $25.59             11.37        $4,504,542
December 31, 2003                                             (.42)            23.39             27.69         4,947,556
December 31, 2002                                             (.48)            18.75            (18.79)        4,729,161
December 31, 2001                                             (.70)            23.56             (6.16)        7,216,388
December 31, 2000                                            (2.84)            25.85              8.11         8,675,872
------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund
December 31, 2004                                            $(.01)            $4.72              2.08           $31,196
December 31, 2003                                               --              4.63             23.47            38,470
December 31, 2002                                               --              3.75            (29.38)           32,235
December 31, 2001                                               --              5.31            (31.92)           55,646
December 31, 2000**                                             --              7.80            (22.00)*          77,022
------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund
December 31, 2004                                            $(.04)           $11.80              7.30          $171,982
December 31, 2003                                             (.08)            11.04             18.80           200,054
December 31, 2002                                             (.01)             9.37            (20.21)          212,783
December 31, 2001                                             (.01)            11.75            (19.53)          342,488
December 31, 2000                                               --             14.61             39.14           497,695
------------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund
December 31, 2004                                            $(.69)            $8.10             10.99          $525,899
December 31, 2003                                             (.83)             7.97             26.68           594,299
December 31, 2002                                             (.98)             7.08             (0.52)          526,885
December 31, 2001                                            (1.26)             8.08              4.00           647,505
December 31, 2000                                            (1.28)             8.98             (8.45)          709,534
------------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund
December 31, 2004                                            $(.55)           $12.96              4.72          $637,568
December 31, 2003                                             (.63)            12.91              4.70           765,119
December 31, 2002                                             (.67)            12.95              8.09           919,294
December 31, 2001                                             (.87)            12.65              7.53           879,911
December 31, 2000                                             (.86)            12.61              8.01           806,452
------------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund
December 31, 2004                                            $(.22)           $14.80             16.58          $427,548
December 31, 2003                                             (.12)            12.91             28.91           444,329
December 31, 2002                                             (.12)            10.14            (17.60)          430,607
December 31, 2001                                            (1.81)            12.42            (20.41)          521,192
December 31, 2000                                            (2.20)            17.72             (9.48)          696,527
------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund
December 31, 2004                                            $(.17)           $13.57             21.31          $258,073
December 31, 2003                                             (.16)            11.35             38.37           227,237
December 31, 2002                                             (.07)             8.37            (13.67)          201,168
December 31, 2001                                             (.85)             9.76            (20.67)          273,298
December 31, 2000                                            (2.18)            13.28              1.36           393,973
------------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund
December 31, 2004                                            $(.14)           $12.53             13.63           $89,615
December 31, 2003                                             (.05)            11.16             33.59            98,339
December 31, 2002                                             (.08)             8.41            (13.46)           91,939
December 31, 2001                                               --              9.80            (28.52)          140,731
December 31, 2000                                            (1.04)            13.71            (38.56)          255,447
------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------


                                                                          Ratio of Net
                                                            Ratio of        Investment
                                                            Expenses     Income (Loss)
                                                      to Average Net        to Average         Portfolio
Period ended                                         Assets(%)(b)(d)     Net Assets(%)       Turnover(%)
--------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund
December 31, 2004                                                .54(i)           1.70(i)          29.21
December 31, 2003                                                .53              1.85             32.55
December 31, 2002                                                .52              1.71             36.01
December 31, 2001                                                .51              1.42             32.75
December 31, 2000                                                .50              1.63             55.04
--------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund
December 31, 2004                                                .90(i)            .76(i)(j)       57.02
December 31, 2003                                                .96               .17             59.00
December 31, 2002                                                .96               .03             63.30
December 31, 2001                                                .85              (.19)            83.13
December 31, 2000**                                              .80*             (.23)*           57.60*
--------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund
December 31, 2004                                                .85(i)            .39(i)          47.82
December 31, 2003                                                .84               .39             63.66
December 31, 2002                                                .83               .39             74.33
December 31, 2001                                                .79               .09             53.20
December 31, 2000                                                .79               .06             49.10
--------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund
December 31, 2004                                                .78(i)           7.47(i)          50.44
December 31, 2003                                                .78              8.86             75.01
December 31, 2002                                                .78             10.55             68.41
December 31, 2001                                                .76             10.99             81.97
December 31, 2000                                                .74             11.46             69.05
--------------------------------------------------------------------------------------------------------
Putnam VT Income Fund
December 31, 2004                                                .66(i)           3.01(i)         401.71
December 31, 2003                                                .68              3.61            287.19
December 31, 2002                                                .68              5.10            399.61(f)
December 31, 2001                                                .68              5.60            250.79(f)
December 31, 2000                                                .67              6.94            238.00
--------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund
December 31, 2004                                                .94(i)           1.21(i)          62.84
December 31, 2003                                                .94              1.50             71.14
December 31, 2002                                                .99              1.17             53.20(g)
December 31, 2001                                                .94               .93             69.81
December 31, 2000                                                .94              1.62             78.84
--------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund
December 31, 2004                                               1.01(i)           1.18(i)          59.34
December 31, 2003                                               1.02              1.70             71.71
December 31, 2002                                               1.00              1.34             99.21
December 31, 2001                                                .98              1.26            154.29
December 31, 2000                                                .97              1.15             82.02
--------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund
December 31, 2004                                               1.25(i)            .96(i)         139.72
December 31, 2003                                               1.26              1.00            135.90
December 31, 2002                                               1.27               .82            136.66
December 31, 2001                                               1.24               .35            198.97
December 31, 2000                                               1.21              (.57)           189.71
--------------------------------------------------------------------------------------------------------






PUTNAM VARIABLE TRUST

Financial Highlights
CLASS IA
-----------------------------------------------------------------------------------------------------------------------
                                                                    Investment Operations:
                                                                                               Net
                                                           Net                        Realized and
                                                         Asset                          Unrealized
                                                        Value,               Net       Gain (Loss)        Total from
                                                     Beginning        Investment                on        Investment
Period ended                                         of Period     Income (Loss)       Investments        Operations
-----------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund
December 31, 2004                                        $8.95           $.11(a)(i)(j)       $1.04             $1.15
December 31, 2003                                         7.08            .05(a)              1.87              1.92
December 31, 2002                                         9.31            .04(a)             (2.24)            (2.20)
December 31, 2001                                        12.36            .03(a)             (3.07)            (3.04)
December 31, 2000                                        15.16            .01(a)             (2.81)            (2.80)
-----------------------------------------------------------------------------------------------------------------------
Putnam VT Mid Cap Value Fund
December 31, 2004                                       $12.79           $.09(a)(i)          $1.92             $2.01
December 31, 2003****                                    10.00            .07(a)(i)           2.83              2.90
-----------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund
December 31, 2004                                        $1.00         $.0091(i)               $--(h)         $.0091
December 31, 2003                                         1.00          .0076                   --(h)          .0076
December 31, 2002                                         1.00          .0145                   --(h)          .0145
December 31, 2001                                         1.00          .0392                   --             .0392
December 31, 2000                                         1.00          .0588                   --             .0588
-----------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund
December 31, 2004                                       $15.43           $.05(a)(i)(j)       $1.57             $1.62
December 31, 2003                                        11.62           (.02)(a)             3.83              3.81
December 31, 2002                                        16.67           (.03)(a)            (5.02)            (5.05)
December 31, 2001                                        29.89           (.04)(a)            (8.76)            (8.80)
December 31, 2000                                        43.54           (.13)(a)           (10.03)           (10.16)
-----------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund
December 31, 2004                                       $14.34           $.18(a)(i)          $2.06             $2.24
December 31, 2003                                        10.98            .15(a)              3.39              3.54
December 31, 2002                                        13.47            .16(a)             (2.14)            (1.98)
December 31, 2001                                        13.52            .18(a)               .28               .46
December 31, 2000                                        11.86            .21(a)              2.27              2.48
-----------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund
December 31, 2004                                        $5.56          $(.03)(a)(i)          $.52              $.49
December 31, 2003                                         4.09           (.03)(a)             1.50              1.47
December 31, 2002                                         6.02           (.03)(a)            (1.90)            (1.93)
December 31, 2001                                        11.06           (.05)(a)            (4.99)            (5.04)
December 31, 2000                                        22.79           (.08)(a)           (11.42)           (11.50)
-----------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund
December 31, 2004                                       $10.63           $.11(a)(i)(j)        $.72              $.83
December 31, 2003                                         8.51            .07(a)              2.10              2.17
December 31, 2002                                        10.99            .06(a)             (2.47)            (2.41)
December 31, 2001                                        14.32            .08(a)             (2.73)            (2.65)
December 31, 2000                                        14.69            .07(a)              (.34)             (.27)
-----------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund
December 31, 2004                                       $18.23           $.09(a)(i)          $4.73             $4.82
December 31, 2003                                        12.23            .11(a)              5.97              6.08
December 31, 2002                                        15.09            .08(a)             (2.76)            (2.68)
December 31, 2001                                        12.81            .08(a)              2.27              2.35
December 31, 2000                                        10.31            .07(a)              2.47              2.54
-----------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------
                                                      Less Distributions:
                                                                               From
                                                             From               Net
                                                              Net          Realized              From
                                                       Investment           Gain on            Return
Period ended                                               Income       Investments        of Capital
------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund
December 31, 2004                                          $(.06)              $--                $--
December 31, 2003                                           (.05)               --                 --
December 31, 2002                                           (.03)               --                 --
December 31, 2001                                           (.01)               --                 --
December 31, 2000                                             --                --                 --
------------------------------------------------------------------------------------------------------
Putnam VT Mid Cap Value Fund
December 31, 2004                                            $--             $(.07)               $--
December 31, 2003****                                       (.04)             (.07)                --
------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund
December 31, 2004                                        $(.0091)              $--                $--
December 31, 2003                                         (.0076)               --                 --
December 31, 2002                                         (.0145)               --                 --
December 31, 2001                                         (.0392)               --                 --
December 31, 2000                                         (.0588)               --                 --
------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund
December 31, 2004                                            $--               $--                $--
December 31, 2003                                             --                --                 --
December 31, 2002                                             --                --                 --
December 31, 2001                                             --             (4.42)                --(e)
December 31, 2000                                             --             (3.49)                --
------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund
December 31, 2004                                          $(.15)              $--                $--
December 31, 2003                                           (.18)               --                 --
December 31, 2002                                           (.13)             (.38)                --
December 31, 2001                                           (.14)             (.37)                --
December 31, 2000                                           (.18)             (.64)                --
------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund
December 31, 2004                                            $--               $--                $--
December 31, 2003                                             --                --                 --
December 31, 2002                                             --                --                 --
December 31, 2001                                             --                --                 --
December 31, 2000                                             --              (.23)                --(e)
------------------------------------------------------------------------------------------------------
Putnam VT Research Fund
December 31, 2004                                          $(.02)              $--                $--
December 31, 2003                                           (.05)               --                 --
December 31, 2002                                           (.07)               --                 --
December 31, 2001                                           (.05)             (.63)                --
December 31, 2000                                             --              (.10)                --
------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund
December 31, 2004                                          $(.10)              $--                $--
December 31, 2003                                           (.08)               --                 --
December 31, 2002                                           (.04)             (.14)                --
December 31, 2001                                             --(e)           (.07)                --
December 31, 2000                                           (.04)               --                 --
------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------


                                                                                                 Total
                                                                                            Investment
                                                                                             Return at       Net Assets,
                                                             Total  Net Asset Value,         Net Asset     End of Period
Period ended                                         Distributions     End of Period    Value(%)(b)(c)    (in thousands)
------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund
December 31, 2004                                            $(.06)           $10.04             12.95          $326,879
December 31, 2003                                             (.05)             8.95             27.39           353,033
December 31, 2002                                             (.03)             7.08            (23.68)          341,675
December 31, 2001                                             (.01)             9.31            (24.61)          597,312
December 31, 2000                                               --             12.36            (18.47)          905,213
------------------------------------------------------------------------------------------------------------------------
Putnam VT Mid Cap Value Fund
December 31, 2004                                            $(.07)           $14.73             15.75           $35,819
December 31, 2003****                                         (.11)            12.79             29.01*           16,499
------------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund
December 31, 2004                                          $(.0091)            $1.00               .91          $264,971
December 31, 2003                                           (.0076)             1.00               .76           457,943
December 31, 2002                                           (.0145)             1.00              1.46           794,448
December 31, 2001                                           (.0392)             1.00              3.99           893,647
December 31, 2000                                           (.0588)             1.00              6.03           637,405
------------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund
December 31, 2004                                              $--            $17.05             10.50        $1,621,906
December 31, 2003                                               --             15.43             32.79         1,826,123
December 31, 2002                                               --             11.62            (30.29)        1,664,685
December 31, 2001                                            (4.42)            16.67            (29.99)        3,058,087
December 31, 2000                                            (3.49)            29.89            (26.09)        4,992,696
------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund
December 31, 2004                                            $(.15)           $16.43             15.77          $443,680
December 31, 2003                                             (.18)            14.34             32.86           416,273
December 31, 2002                                             (.51)            10.98            (15.44)          366,623
December 31, 2001                                             (.51)            13.47              3.53           455,975
December 31, 2000                                             (.82)            13.52             22.59           302,930
------------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund
December 31, 2004                                              $--             $6.05              8.81           $62,566
December 31, 2003                                               --              5.56             35.94            73,227
December 31, 2002                                               --              4.09            (32.06)           61,535
December 31, 2001                                               --              6.02            (45.57)          107,050
December 31, 2000                                             (.23)            11.06            (51.03)          217,797
------------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund
December 31, 2004                                            $(.02)           $11.44              7.79          $110,116
December 31, 2003                                             (.05)            10.63             25.69           128,360
December 31, 2002                                             (.07)             8.51            (22.06)          127,084
December 31, 2001                                             (.68)            10.99            (18.62)          197,443
December 31, 2000                                             (.10)            14.32             (1.84)          222,579
------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund
December 31, 2004                                            $(.10)           $22.95             26.54          $348,938
December 31, 2003                                             (.08)            18.23             50.06           290,933
December 31, 2002                                             (.18)            12.23            (18.06)          215,964
December 31, 2001                                             (.07)            15.09             18.42           231,329
December 31, 2000                                             (.04)            12.81             24.62            59,483
------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------


                                                                          Ratio of Net
                                                            Ratio of        Investment
                                                            Expenses     Income (Loss)
                                                      to Average Net        to Average         Portfolio
Period ended                                         Assets(%)(b)(d)     Net Assets(%)       Turnover(%)
--------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund
December 31, 2004                                                .76(i)           1.21(i)(j)       84.91
December 31, 2003                                                .75               .71             73.32
December 31, 2002                                                .72               .56            122.88
December 31, 2001                                                .66               .23             98.05
December 31, 2000                                                .65               .08             76.32
--------------------------------------------------------------------------------------------------------
Putnam VT Mid Cap Value Fund
December 31, 2004                                                .97(i)            .65(i)         145.30
December 31, 2003****                                            .74(i)*           .60(i)*        117.37*
--------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund
December 31, 2004                                                .53(i)            .87(i)             --
December 31, 2003                                                .49               .77                --
December 31, 2002                                                .48              1.45                --
December 31, 2001                                                .45              3.75                --
December 31, 2000                                                .50              5.87                --
--------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund
December 31, 2004                                                .69(i)            .33(i)(j)      115.82
December 31, 2003                                                .67              (.11)            44.22
December 31, 2002                                                .63              (.19)            68.82
December 31, 2001                                                .59              (.21)            72.16
December 31, 2000                                                .57              (.31)            53.64
--------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund
December 31, 2004                                                .79(i)           1.19(i)          51.50
December 31, 2003                                                .79              1.24             59.50
December 31, 2002                                                .78              1.37             60.33
December 31, 2001                                                .79              1.32             74.80
December 31, 2000                                                .79              1.75             83.62
--------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund
December 31, 2004                                                .95(i)           (.57)(i)        123.52
December 31, 2003                                                .89              (.62)            71.72
December 31, 2002                                                .90              (.72)            68.02
December 31, 2001                                                .85              (.63)           116.66
December 31, 2000                                                .81              (.42)            88.63
--------------------------------------------------------------------------------------------------------
Putnam VT Research Fund
December 31, 2004                                                .80(i)           1.05(i)(j)      106.08
December 31, 2003                                                .79               .82            116.88
December 31, 2002                                                .78               .64            154.60
December 31, 2001                                                .74               .67            146.42
December 31, 2000                                                .78               .47            161.52
--------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund
December 31, 2004                                                .87(i)            .48(i)          39.27
December 31, 2003                                                .91               .77             36.14
December 31, 2002                                                .92               .57             51.54
December 31, 2001                                                .94               .56             36.65
December 31, 2000                                               1.10               .59             34.05
--------------------------------------------------------------------------------------------------------






PUTNAM VARIABLE TRUST

Financial Highlights
CLASS IA
-----------------------------------------------------------------------------------------------------------------------
                                                                    Investment Operations:
                                                                                               Net
                                                           Net                        Realized and
                                                         Asset                          Unrealized
                                                        Value,               Net       Gain (Loss)        Total from
                                                     Beginning        Investment                on        Investment
Period ended                                         of Period     Income (Loss)       Investments        Operations
-----------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund
December 31, 2004                                       $11.43           $.30(a)(i)          $2.15             $2.45
December 31, 2003                                         9.57            .28(a)              1.99              2.27
December 31, 2002                                        12.97            .35(a)             (3.35)            (3.00)
December 31, 2001                                        18.13            .36(a)             (4.17)            (3.81)
December 31, 2000                                        16.97            .49(a)              2.25              2.74
-----------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund
December 31, 2004                                       $10.58          $(.03)(a)(i)         $2.03             $2.00
December 31, 2003                                         7.93           (.02)(a)             2.67              2.65
December 31, 2002                                        11.40           (.03)(a)            (3.44)            (3.47)
December 31, 2001                                        19.65           (.02)(a)            (6.47)            (6.49)
December 31, 2000                                        20.68           (.05)(a)             (.73)             (.78)
-----------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund
December 31, 2004                                       $26.10           $.21(a)(i)(j)       $1.18             $1.39
December 31, 2003                                        21.00            .10(a)              5.15              5.25
December 31, 2002                                        28.72            .12(a)             (7.63)            (7.51)
December 31, 2001                                        48.82            .20(a)            (10.65)           (10.45)
December 31, 2000                                        66.25            .04(a)             (8.96)            (8.92)
-----------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------
                                                      Less Distributions:
                                                                               From
                                                             From               Net
                                                              Net          Realized              From
                                                       Investment           Gain on            Return
Period ended                                               Income       Investments        of Capital
------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund
December 31, 2004                                          $(.29)              $--                $--
December 31, 2003                                           (.41)               --                 --
December 31, 2002                                           (.40)               --                 --
December 31, 2001                                           (.50)             (.85)                --
December 31, 2000                                           (.57)            (1.01)                --
------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund
December 31, 2004                                            $--               $--                $--
December 31, 2003                                             --                --                 --
December 31, 2002                                             --                --                 --
December 31, 2001                                             --             (1.76)                --(e)
December 31, 2000                                             --              (.25)                --
------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund
December 31, 2004                                          $(.12)              $--                $--
December 31, 2003                                           (.15)               --                 --
December 31, 2002                                           (.21)               --                 --
December 31, 2001                                           (.05)            (9.60)                --
December 31, 2000                                           (.02)            (8.49)                --
------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------


                                                                                                 Total
                                                                                            Investment
                                                                                             Return at       Net Assets,
                                                             Total  Net Asset Value,         Net Asset     End of Period
Period ended                                         Distributions     End of Period    Value(%)(b)(c)    (in thousands)
------------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund
December 31, 2004                                            $(.29)           $13.59             21.87          $355,947
December 31, 2003                                             (.41)            11.43             25.00           352,531
December 31, 2002                                             (.40)             9.57            (23.83)          355,128
December 31, 2001                                            (1.35)            12.97            (22.11)          631,897
December 31, 2000                                            (1.58)            18.13             17.61           958,078
------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund
December 31, 2004                                              $--            $12.58             18.90          $260,964
December 31, 2003                                               --             10.58             33.42           263,268
December 31, 2002                                               --              7.93            (30.44)          234,249
December 31, 2001                                            (1.76)            11.40            (33.34)          443,879
December 31, 2000                                             (.25)            19.65             (3.98)          767,550
------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund
December 31, 2004                                            $(.12)           $27.37              5.34        $2,357,097
December 31, 2003                                             (.15)            26.10             25.16         2,799,625
December 31, 2002                                             (.21)            21.00            (26.34)        2,740,121
December 31, 2001                                            (9.65)            28.72            (22.24)        4,784,868
December 31, 2000                                            (8.51)            48.82            (16.42)        7,326,157
------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------


                                                                          Ratio of Net
                                                            Ratio of        Investment
                                                            Expenses     Income (Loss)
                                                      to Average Net        to Average         Portfolio
Period ended                                         Assets(%)(b)(d)     Net Assets(%)       Turnover(%)
--------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund
December 31, 2004                                                .85(i)           2.50(i)          31.79
December 31, 2003                                                .83              2.84             38.45
December 31, 2002                                                .79              3.23             42.68
December 31, 2001                                                .73              2.45             93.13
December 31, 2000                                                .72              2.94             28.88
--------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund
December 31, 2004                                                .79(i)           (.31)(i)         93.49
December 31, 2003                                                .76              (.21)            90.84
December 31, 2002                                                .74              (.28)            78.14
December 31, 2001                                                .67              (.18)           112.81
December 31, 2000                                                .67              (.22)           104.60
--------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund
December 31, 2004                                                .64(i)            .81(i)(j)       48.94
December 31, 2003                                                .62               .45             47.37
December 31, 2002                                                .60               .51             90.52
December 31, 2001                                                .57               .61            105.03
December 31, 2000                                                .56               .07             92.54
--------------------------------------------------------------------------------------------------------






PUTNAM VARIABLE TRUST

Financial Highlights
CLASS IB
-----------------------------------------------------------------------------------------------------------------------
                                                                    Investment Operations:
                                                                                               Net
                                                           Net                        Realized and
                                                         Asset                          Unrealized
                                                        Value,               Net       Gain (Loss)        Total from
                                                     Beginning        Investment                on        Investment
Period ended                                         of Period     Income (Loss)       Investments        Operations
-----------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund
December 31, 2004                                       $12.02           $.28(a)(i)           $.04              $.32
December 31, 2003                                        12.30            .25(a)              (.07)              .18
December 31, 2002                                        11.59            .37(a)               .62               .99
December 31, 2001                                        10.87            .47(a)               .25               .72
December 31, 2000**                                      10.00            .54(a)(i)            .66              1.20
-----------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund
December 31, 2004                                        $7.55           $.04(a)(i)(j)       $1.07             $1.11
December 31, 2003                                         6.05           (.01)(a)             1.51              1.50
December 31, 2002                                         7.80             --(a)(e)          (1.74)            (1.74)
December 31, 2001                                         9.06           (.01)(a)            (1.25)            (1.26)
December 31, 2000***                                     10.00           (.05)(a)             (.89)             (.94)
-----------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Opportunities Fund
December 31, 2004                                       $12.72           $.05(a)(i)          $2.24             $2.29
December 31, 2003****                                    10.00           (.03)(a)(i)          3.03              3.00
-----------------------------------------------------------------------------------------------------------------------
Putnam VT Discovery Growth Fund
December 31, 2004                                        $4.62          $(.02)(a)(i)(j)       $.37              $.35
December 31, 2003                                         3.50           (.03)(a)             1.15              1.12
December 31, 2002                                         4.97           (.05)(a)            (1.42)            (1.47)
December 31, 2001                                         7.18           (.07)(a)            (2.14)            (2.21)
December 31, 2000***                                     10.00           (.07)(a)            (2.75)            (2.82)
-----------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund
December 31, 2004                                        $9.24           $.48(a)(i)           $.32              $.80
December 31, 2003                                         8.49            .60(a)               .96              1.56
December 31, 2002                                         8.75            .68(a)              (.18)              .50
December 31, 2001                                         9.11            .76(a)              (.45)              .31
December 31, 2000                                         9.90            .78(a)              (.78)               --(e)
-----------------------------------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund
December 31, 2004                                       $12.08           $.19(a)(i)          $1.24             $1.43
December 31, 2003****                                    10.00            .09(a)(i)           2.05              2.14
-----------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston
December 31, 2004                                       $10.88           $.21(a)(i)           $.67              $.88
December 31, 2003                                         9.54            .20(a)              1.38              1.58
December 31, 2002                                        10.69            .26(a)             (1.17)             (.91)
December 31, 2001                                        10.94            .29(a)              (.25)              .04
December 31, 2000                                         9.98            .18(a)               .78               .96
-----------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund
December 31, 2004                                       $13.45           $.20(a)(i)          $1.00             $1.20
December 31, 2003                                        11.51            .20(a)              2.21              2.41
December 31, 2002                                        13.37            .23(a)             (1.86)            (1.63)
December 31, 2001                                        16.67            .32(a)             (1.77)            (1.45)
December 31, 2000                                        19.60            .45(a)             (1.29)             (.84)
-----------------------------------------------------------------------------------------------------------------------
Putnam VT Global Equity Fund
December 31, 2004                                        $9.19           $.08(a)(i)          $1.16             $1.24
December 31, 2003                                         7.19            .07(a)              2.01              2.08
December 31, 2002                                         9.27            .05(a)             (2.12)            (2.07)
December 31, 2001                                        18.02             --(a)(e)          (5.14)            (5.14)
December 31, 2000                                        30.41           (.10)(a)            (7.34)            (7.44)
-----------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------
                                                      Less Distributions:
                                                                               From
                                                             From               Net              From
                                                              Net          Realized            Return
                                                       Investment           Gain on                of
Period ended                                               Income       Investments           Capital
------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund
December 31, 2004                                           $(.45)            $(.18)              $--
December 31, 2003                                            (.23)             (.23)               --
December 31, 2002                                            (.28)               --                --
December 31, 2001                                              --                --(e)             --
December 31, 2000**                                          (.22)             (.11)               --
------------------------------------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund
December 31, 2004                                             $--               $--               $--
December 31, 2003                                              --                --                --
December 31, 2002                                            (.01)               --                --(e)
December 31, 2001                                              --                --                --
December 31, 2000***                                           --                --                --
------------------------------------------------------------------------------------------------------
Putnam VT Capital Opportunities Fund
December 31, 2004                                           $(.03)            $(.58)              $--
December 31, 2003****                                          --              (.28)               --
------------------------------------------------------------------------------------------------------
Putnam VT Discovery Growth Fund
December 31, 2004                                             $--               $--               $--
December 31, 2003                                              --                --                --
December 31, 2002                                              --                --                --
December 31, 2001                                              --                --                --
December 31, 2000***                                           --                --                --
------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund
December 31, 2004                                           $(.87)              $--               $--
December 31, 2003                                            (.81)               --                --
December 31, 2002                                            (.76)               --                --
December 31, 2001                                            (.67)               --                --
December 31, 2000                                            (.79)               --                --
------------------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund
December 31, 2004                                             $--             $(.02)              $--
December 31, 2003****                                        (.04)             (.02)               --
------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston
December 31, 2004                                           $(.21)              $--               $--
December 31, 2003                                            (.24)               --                --
December 31, 2002                                            (.24)               --                --
December 31, 2001                                            (.29)               --                --
December 31, 2000                                              --                --                --
------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund
December 31, 2004                                           $(.40)              $--               $--
December 31, 2003                                            (.47)               --                --
December 31, 2002                                            (.23)               --                --
December 31, 2001                                            (.16)            (1.69)               --
December 31, 2000                                            (.33)            (1.76)               --
------------------------------------------------------------------------------------------------------
Putnam VT Global Equity Fund
December 31, 2004                                           $(.19)              $--               $--
December 31, 2003                                            (.08)               --                --
December 31, 2002                                            (.01)               --                --
December 31, 2001                                              --             (3.61)               --
December 31, 2000                                            (.18)            (4.77)               --
------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------


                                                                                                 Total
                                                                                            Investment
                                                                                             Return at       Net Assets,
                                                             Total  Net Asset Value,         Net Asset     End of Period
Period ended                                         Distributions     End of Period    Value(%)(b)(c)    (in thousands)
------------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund
December 31, 2004                                            $(.63)           $11.71              2.66           $87,312
December 31, 2003                                             (.46)            12.02              1.56           107,751
December 31, 2002                                             (.28)            12.30              8.77           164,573
December 31, 2001                                               --(e)          11.59              6.64            73,366
December 31, 2000**                                           (.33)            10.87             11.98*            7,690
------------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund
December 31, 2004                                              $--             $8.66             14.70           $23,302
December 31, 2003                                               --              7.55             24.79            20,315
December 31, 2002                                             (.01)             6.05            (22.35)           14,021
December 31, 2001                                               --              7.80            (13.91)            9,784
December 31, 2000***                                            --              9.06             (9.40)*             989
------------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Opportunities Fund
December 31, 2004                                            $(.61)           $14.40             18.21            $9,013
December 31, 2003****                                         (.28)            12.72             30.05*            4,737
------------------------------------------------------------------------------------------------------------------------
Putnam VT Discovery Growth Fund
December 31, 2004                                              $--             $4.97              7.58           $34,186
December 31, 2003                                               --              4.62             32.00            35,091
December 31, 2002                                               --              3.50            (29.58)           24,082
December 31, 2001                                               --              4.97            (30.78)           13,245
December 31, 2000***                                            --              7.18            (28.20)*           1,921
------------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund
December 31, 2004                                            $(.87)            $9.17              9.20          $149,586
December 31, 2003                                             (.81)             9.24             19.91           141,644
December 31, 2002                                             (.76)             8.49              6.03           102,982
December 31, 2001                                             (.67)             8.75              3.51            92,828
December 31, 2000                                             (.79)             9.11             (0.07)           68,832
------------------------------------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund
December 31, 2004                                            $(.02)           $13.49             11.82           $55,764
December 31, 2003****                                         (.06)            12.08             21.39*           22,804
------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston
December 31, 2004                                            $(.21)           $11.55              8.21          $294,298
December 31, 2003                                             (.24)            10.88             17.04           254,106
December 31, 2002                                             (.24)             9.54             (8.75)          178,710
December 31, 2001                                             (.29)            10.69              0.46           156,821
December 31, 2000                                               --             10.94              9.62            94,236
------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund
December 31, 2004                                            $(.40)           $14.25              9.11           $47,886
December 31, 2003                                             (.47)            13.45             21.90            32,588
December 31, 2002                                             (.23)            11.51            (12.46)           21,758
December 31, 2001                                            (1.85)            13.37             (8.58)           24,735
December 31, 2000                                            (2.09)            16.67             (4.87)           18,984
------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Equity Fund
December 31, 2004                                            $(.19)           $10.24             13.68           $75,503
December 31, 2003                                             (.08)             9.19             29.23            74,972
December 31, 2002                                             (.01)             7.19            (22.39)           65,834
December 31, 2001                                            (3.61)             9.27            (29.76)           92,817
December 31, 2000                                            (4.95)            18.02            (29.75)          103,129
------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------


                                                                          Ratio of Net
                                                            Ratio of        Investment
                                                            Expenses     Income (Loss)
                                                      to Average Net        to Average         Portfolio
Period ended                                         Assets(%)(b)(d)     Net Assets(%)       Turnover(%)
--------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund
December 31, 2004                                                .91(i)           2.39(i)         309.71
December 31, 2003                                                .99              2.09            553.08
December 31, 2002                                                .99              3.13            517.44(f)
December 31, 2001                                                .99              4.12            262.05(f)
December 31, 2000**                                              .95(i)*          5.21(i)*        336.72*
--------------------------------------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund
December 31, 2004                                               1.15(i)            .51(i)(j)      139.79
December 31, 2003                                               1.31              (.20)           143.90
December 31, 2002                                               1.38               .05            166.36
December 31, 2001                                               1.57              (.13)           101.98
December 31, 2000***                                            1.22*             (.66)*           89.87*
--------------------------------------------------------------------------------------------------------
Putnam VT Capital Opportunities Fund
December 31, 2004                                               1.21(i)            .35(i)         163.42
December 31, 2003****                                            .88(i)*          (.18)(i)*       163.05*
--------------------------------------------------------------------------------------------------------
Putnam VT Discovery Growth Fund
December 31, 2004                                               1.19(i)           (.48)(i)(j)     106.52
December 31, 2003                                               1.33              (.83)            81.55
December 31, 2002                                               1.81             (1.36)            92.27(g)
December 31, 2001                                               1.84             (1.34)           109.55
December 31, 2000***                                             .89*             (.67)*           28.20*
--------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund
December 31, 2004                                               1.05(i)           5.41(i)          79.07
December 31, 2003                                               1.07              6.86            104.06
December 31, 2002                                               1.07              8.20            176.17(f)
December 31, 2001                                               1.01              8.58            139.13(f)
December 31, 2000                                                .93              8.45            169.27
--------------------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund
December 31, 2004                                               1.08(i)           1.51(i)          89.30
December 31, 2003****                                            .88(i)*           .76(i)*        113.49*
--------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston
December 31, 2004                                                .97(i)           1.90(i)         148.39
December 31, 2003                                                .98              2.00            144.47
December 31, 2002                                               1.00              2.58            128.14(f)
December 31, 2001                                                .98              2.69            334.64(f)
December 31, 2000                                                .91              3.27            154.53
--------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund
December 31, 2004                                               1.18(i)           1.51(i)         156.86
December 31, 2003                                               1.20              1.63            155.21
December 31, 2002                                               1.16              1.87            105.04
December 31, 2001                                               1.06              2.29            187.96(f)
December 31, 2000                                                .94              2.60            159.03
--------------------------------------------------------------------------------------------------------
Putnam VT Global Equity Fund
December 31, 2004                                               1.19(i)            .86(i)          77.03
December 31, 2003                                               1.17               .95             88.32
December 31, 2002                                               1.14               .69            173.27
December 31, 2001                                               1.04              (.02)           186.11
December 31, 2000                                                .91              (.43)           170.41
--------------------------------------------------------------------------------------------------------






PUTNAM VARIABLE TRUST

Financial Highlights
CLASS IB
-----------------------------------------------------------------------------------------------------------------------
                                                                    Investment Operations:
                                                                                               Net
                                                           Net                        Realized and
                                                         Asset                          Unrealized
                                                        Value,               Net       Gain (Loss)        Total from
                                                     Beginning        Investment                on        Investment
Period ended                                         of Period     Income (Loss)       Investments        Operations
-----------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund
December 31, 2004                                       $23.26           $.34(a)(i)          $2.21             $2.55
December 31, 2003                                        18.64            .32(a)              4.67              4.99
December 31, 2002                                        23.44            .31(a)             (4.67)            (4.36)
December 31, 2001                                        25.76            .29(a)             (1.93)            (1.64)
December 31, 2000                                        26.75            .36(a)              1.48              1.84
-----------------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund
December 31, 2004                                        $4.59           $.02(a)(i)(j)        $.06              $.08
December 31, 2003                                         3.73             --(a)(e)            .86               .86
December 31, 2002                                         5.29           (.01)(a)            (1.55)            (1.56)
December 31, 2001                                         7.79           (.02)(a)            (2.48)            (2.50)
December 31, 2000**                                      10.00           (.04)(a)            (2.17)            (2.21)
-----------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund
December 31, 2004                                       $10.97           $.01(a)(i)           $.77              $.78
December 31, 2003                                         9.32            .02(a)              1.69              1.71
December 31, 2002                                        11.70            .01(a)             (2.39)            (2.38)
December 31, 2001                                        14.58           (.02)(a)            (2.86)            (2.88)
December 31, 2000                                        10.50           (.01)(a)             4.09              4.08
-----------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund
December 31, 2004                                        $7.94           $.55(a)(i)           $.23              $.78
December 31, 2003                                         7.05            .62(a)              1.09              1.71
December 31, 2002                                         8.06            .74(a)              (.78)             (.04)
December 31, 2001                                         8.97            .88(a)              (.54)              .34
December 31, 2000                                        11.08           1.13(a)             (1.97)             (.84)
-----------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund
December 31, 2004                                       $12.84           $.34(a)(i)           $.22              $.56
December 31, 2003                                        12.89            .42(a)               .13               .55
December 31, 2002                                        12.60            .60(a)               .35               .95
December 31, 2001                                        12.58            .65(a)               .23               .88
December 31, 2000                                        12.51            .81(a)               .11               .92
-----------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund
December 31, 2004                                       $12.85           $.12(a)(i)          $1.94             $2.06
December 31, 2003                                        10.09            .13(a)              2.73              2.86
December 31, 2002                                        12.36            .10(a)             (2.28)            (2.18)
December 31, 2001                                        17.67            .09(a)             (3.61)            (3.52)
December 31, 2000                                        21.63            .21(a)             (1.97)            (1.76)
-----------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund
December 31, 2004                                       $11.31           $.11(a)(i)          $2.24             $2.35
December 31, 2003                                         8.35            .13(a)              2.97              3.10
December 31, 2002                                         9.73            .09(a)             (1.42)            (1.33)
December 31, 2001                                        13.25            .11(a)             (2.79)            (2.68)
December 31, 2000                                        15.22            .13(a)               .08               .21
-----------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund
December 31, 2004                                       $11.11           $.08(a)(i)          $1.39             $1.47
December 31, 2003                                         8.37            .07(a)              2.70              2.77
December 31, 2002                                         9.75            .05(a)             (1.37)            (1.32)
December 31, 2001                                        13.67            .02(a)             (3.94)            (3.92)
December 31, 2000                                        23.28           (.13)(a)            (8.44)            (8.57)
-----------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------
                                                      Less Distributions:
                                                                               From
                                                             From               Net              From
                                                              Net          Realized            Return
                                                       Investment           Gain on                of
Period ended                                               Income       Investments           Capital
------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund
December 31, 2004                                           $(.37)              $--               $--
December 31, 2003                                            (.37)               --                --
December 31, 2002                                            (.32)             (.12)               --
December 31, 2001                                            (.39)             (.29)               --
December 31, 2000                                            (.49)            (2.34)               --
------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund
December 31, 2004                                             $--               $--               $--
December 31, 2003                                              --                --                --
December 31, 2002                                              --                --                --
December 31, 2001                                              --                --                --
December 31, 2000**                                            --                --                --
------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund
December 31, 2004                                           $(.02)              $--               $--
December 31, 2003                                            (.06)               --                --
December 31, 2002                                              --                --                --
December 31, 2001                                              --                --                --
December 31, 2000                                              --                --                --
------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund
December 31, 2004                                           $(.67)              $--               $--
December 31, 2003                                            (.82)               --                --
December 31, 2002                                            (.97)               --                --
December 31, 2001                                           (1.25)               --                --
December 31, 2000                                           (1.27)               --                --
------------------------------------------------------------------------------------------------------
Putnam VT Income Fund
December 31, 2004                                           $(.52)              $--               $--
December 31, 2003                                            (.60)               --                --
December 31, 2002                                            (.66)               --                --
December 31, 2001                                            (.86)               --                --
December 31, 2000                                            (.85)               --                --
------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund
December 31, 2004                                           $(.20)              $--               $--
December 31, 2003                                            (.10)               --                --
December 31, 2002                                            (.09)               --                --
December 31, 2001                                            (.04)            (1.75)               --
December 31, 2000                                            (.41)            (1.79)               --
------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund
December 31, 2004                                           $(.15)              $--               $--
December 31, 2003                                            (.14)               --                --
December 31, 2002                                            (.05)               --                --
December 31, 2001                                            (.12)             (.72)               --
December 31, 2000                                            (.68)            (1.50)               --
------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund
December 31, 2004                                           $(.11)              $--               $--
December 31, 2003                                            (.03)               --                --
December 31, 2002                                            (.06)               --                --
December 31, 2001                                              --                --                --
December 31, 2000                                            (.01)            (1.03)               --(e)
------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------


                                                                                                 Total
                                                                                            Investment
                                                                                             Return at       Net Assets,
                                                             Total  Net Asset Value,         Net Asset     End of Period
Period ended                                         Distributions     End of Period    Value(%)(b)(c)    (in thousands)
------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund
December 31, 2004                                            $(.37)           $25.44             11.11          $871,478
December 31, 2003                                             (.37)            23.26             27.38           828,558
December 31, 2002                                             (.44)            18.64            (18.99)          612,170
December 31, 2001                                             (.68)            23.44             (6.39)          709,842
December 31, 2000                                            (2.83)            25.76              7.92           513,216
------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund
December 31, 2004                                              $--             $4.67              1.74           $36,059
December 31, 2003                                               --              4.59             23.06            37,906
December 31, 2002                                               --              3.73            (29.49)           31,065
December 31, 2001                                               --              5.29            (32.09)           44,521
December 31, 2000**                                             --              7.79            (22.10)*          41,072
------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund
December 31, 2004                                            $(.02)           $11.73              7.12          $162,097
December 31, 2003                                             (.06)            10.97             18.39           161,036
December 31, 2002                                               --              9.32            (20.34)          119,828
December 31, 2001                                               --             11.70            (19.75)          128,067
December 31, 2000                                               --             14.58             38.86           107,991
------------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund
December 31, 2004                                            $(.67)            $8.05             10.54          $175,106
December 31, 2003                                             (.82)             7.94             26.54           159,069
December 31, 2002                                             (.97)             7.05             (0.85)           79,036
December 31, 2001                                            (1.25)             8.06              3.78            64,972
December 31, 2000                                            (1.27)             8.97             (8.51)           38,039
------------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund
December 31, 2004                                            $(.52)           $12.88              4.43          $278,617
December 31, 2003                                             (.60)            12.84              4.43           262,067
December 31, 2002                                             (.66)            12.89              7.89           215,874
December 31, 2001                                             (.86)            12.60              7.30           144,380
December 31, 2000                                             (.85)            12.58              7.79            55,669
------------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund
December 31, 2004                                            $(.20)           $14.71             16.19          $558,206
December 31, 2003                                             (.10)            12.85             28.65           510,055
December 31, 2002                                             (.09)            10.09            (17.75)          308,970
December 31, 2001                                            (1.79)            12.36            (20.61)          252,647
December 31, 2000                                            (2.20)            17.67             (9.61)          197,754
------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund
December 31, 2004                                            $(.15)           $13.51             20.98           $87,743
December 31, 2003                                             (.14)            11.31             37.85            63,651
December 31, 2002                                             (.05)             8.35            (13.77)           45,744
December 31, 2001                                             (.84)             9.73            (20.81)           41,771
December 31, 2000                                            (2.18)            13.25              1.33            36,934
------------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund
December 31, 2004                                            $(.11)           $12.47             13.35          $141,110
December 31, 2003                                             (.03)            11.11             33.21           144,493
December 31, 2002                                             (.06)             8.37            (13.63)          122,332
December 31, 2001                                               --              9.75            (28.68)          159,227
December 31, 2000                                            (1.04)            13.67            (38.67)          184,660
------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------


                                                                          Ratio of Net
                                                            Ratio of        Investment
                                                            Expenses     Income (Loss)
                                                      to Average Net        to Average         Portfolio
Period ended                                         Assets(%)(b)(d)     Net Assets(%)       Turnover(%)
--------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund
December 31, 2004                                                .79(i)           1.45(i)          29.21
December 31, 2003                                                .78              1.60             32.55
December 31, 2002                                                .77              1.47             36.01
December 31, 2001                                                .73              1.22             32.75
December 31, 2000                                                .65              1.47             55.04
--------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund
December 31, 2004                                               1.15(i)            .55(i)(j)       57.02
December 31, 2003                                               1.21              (.08)            59.00
December 31, 2002                                               1.21              (.21)            63.30
December 31, 2001                                               1.07              (.39)            83.13
December 31, 2000**                                              .94*             (.39)*           57.60*
--------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund
December 31, 2004                                               1.10(i)            .13(i)          47.82
December 31, 2003                                               1.09               .11             63.66
December 31, 2002                                               1.08               .13             74.33
December 31, 2001                                               1.01              (.13)            53.20
December 31, 2000                                                .94              (.10)            49.10
--------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund
December 31, 2004                                               1.03(i)           7.18(i)          50.44
December 31, 2003                                               1.03              8.44             75.01
December 31, 2002                                               1.03             10.38             68.41
December 31, 2001                                                .98             10.71             81.97
December 31, 2000                                                .89             11.61             69.05
--------------------------------------------------------------------------------------------------------
Putnam VT Income Fund
December 31, 2004                                                .91(i)           2.71(i)         401.71
December 31, 2003                                                .93              3.29            287.19
December 31, 2002                                                .93              4.79            399.61(f)
December 31, 2001                                                .90              5.26            250.79(f)
December 31, 2000                                                .82              6.74            238.00
--------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund
December 31, 2004                                               1.19(i)            .95(i)          62.84
December 31, 2003                                               1.19              1.15             71.14
December 31, 2002                                               1.24               .91             53.20(g)
December 31, 2001                                               1.16               .66             69.81
December 31, 2000                                               1.09              1.13             78.84
--------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund
December 31, 2004                                               1.26(i)            .89(i)          59.34
December 31, 2003                                               1.27              1.39             71.71
December 31, 2002                                               1.25              1.03             99.21
December 31, 2001                                               1.20              1.02            154.29
December 31, 2000                                               1.12               .97             82.02
--------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund
December 31, 2004                                               1.50(i)            .70(i)         139.72
December 31, 2003                                               1.51               .74            135.90
December 31, 2002                                               1.52               .56            136.66
December 31, 2001                                               1.46               .14            198.97
December 31, 2000                                               1.36              (.74)           189.71
--------------------------------------------------------------------------------------------------------






PUTNAM VARIABLE TRUST

Financial Highlights
CLASS IB
-----------------------------------------------------------------------------------------------------------------------
                                                                    Investment Operations:
                                                                                               Net
                                                           Net                        Realized and
                                                         Asset                          Unrealized
                                                        Value,               Net       Gain (Loss)        Total from
                                                     Beginning        Investment                on        Investment
Period ended                                         of Period     Income (Loss)       Investments        Operations
-----------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund
December 31, 2004                                        $8.91           $.09(a)(i)(j)       $1.03             $1.12
December 31, 2003                                         7.04            .03(a)              1.87              1.90
December 31, 2002                                         9.26            .03(a)             (2.24)            (2.21)
December 31, 2001                                        12.31            .01(a)             (3.06)            (3.05)
December 31, 2000                                        15.13           (.01)(a)            (2.81)            (2.82)
-----------------------------------------------------------------------------------------------------------------------
Putnam VT Mid Cap Value Fund
December 31, 2004                                       $12.78           $.05(a)(i)          $1.92             $1.97
December 31, 2003****                                    10.00            .05(a)(i)           2.83              2.88
-----------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund
December 31, 2004                                        $1.00         $.0066(i)               $--(h)         $.0066
December 31, 2003                                         1.00          .0051                   --(h)          .0051
December 31, 2002                                         1.00          .0120                   --(h)          .0120
December 31, 2001                                         1.00          .0370                   --             .0370
December 31, 2000                                         1.00          .0566                   --             .0566
-----------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund
December 31, 2004                                       $15.23           $.01(a)(i)(j)       $1.56             $1.57
December 31, 2003                                        11.50           (.05)(a)             3.78              3.73
December 31, 2002                                        16.55           (.06)(a)            (4.99)            (5.05)
December 31, 2001                                        29.77           (.08)(a)            (8.72)            (8.80)
December 31, 2000                                        43.44           (.18)(a)           (10.00)           (10.18)
-----------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund
December 31, 2004                                       $14.27           $.14(a)(i)          $2.05             $2.19
December 31, 2003                                        10.93            .12(a)              3.37              3.49
December 31, 2002                                        13.42            .14(a)             (2.14)            (2.00)
December 31, 2001                                        13.49            .14(a)               .29               .43
December 31, 2000                                        11.85            .20(a)              2.26              2.46
-----------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund
December 31, 2004                                        $5.51          $(.04)(a)(i)          $.51              $.47
December 31, 2003                                         4.06           (.04)(a)             1.49              1.45
December 31, 2002                                         5.99           (.05)(a)            (1.88)            (1.93)
December 31, 2001                                        11.03           (.06)(a)            (4.98)            (5.04)
December 31, 2000                                        22.76           (.10)(a)           (11.40)           (11.50)
-----------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund
December 31, 2004                                       $10.58           $.09(a)(i)(j)        $.71              $.80
December 31, 2003                                         8.47            .05(a)              2.09              2.14
December 31, 2002                                        10.94            .04(a)             (2.46)            (2.42)
December 31, 2001                                        14.28            .05(a)             (2.72)            (2.67)
December 31, 2000                                        14.67            .05(a)              (.34)             (.29)
-----------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund
December 31, 2004                                       $18.12           $.05(a)(i)          $4.69             $4.74
December 31, 2003                                        12.16            .08(a)              5.93              6.01
December 31, 2002                                        15.03            .05(a)             (2.75)            (2.70)
December 31, 2001                                        12.79            .04(a)              2.27              2.31
December 31, 2000                                        10.30            .05(a)              2.47              2.52
-----------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------
                                                      Less Distributions:
                                                                               From
                                                             From               Net              From
                                                              Net          Realized            Return
                                                       Investment           Gain on                of
Period ended                                               Income       Investments           Capital
------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund
December 31, 2004                                           $(.04)              $--               $--
December 31, 2003                                            (.03)               --                --
December 31, 2002                                            (.01)               --                --
December 31, 2001                                              --                --                --
December 31, 2000                                              --                --                --
------------------------------------------------------------------------------------------------------
Putnam VT Mid Cap Value Fund
December 31, 2004                                             $--             $(.07)              $--
December 31, 2003****                                        (.03)             (.07)               --
------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund
December 31, 2004                                         $(.0066)              $--               $--
December 31, 2003                                          (.0051)               --                --
December 31, 2002                                          (.0120)               --                --
December 31, 2001                                          (.0370)               --                --
December 31, 2000                                          (.0566)               --                --
------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund
December 31, 2004                                             $--               $--               $--
December 31, 2003                                              --                --                --
December 31, 2002                                              --                --                --
December 31, 2001                                              --             (4.42)               --(e)
December 31, 2000                                              --             (3.49)               --
------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund
December 31, 2004                                           $(.13)              $--               $--
December 31, 2003                                            (.15)               --                --
December 31, 2002                                            (.11)             (.38)               --
December 31, 2001                                            (.13)             (.37)               --
December 31, 2000                                            (.18)             (.64)               --
------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund
December 31, 2004                                             $--               $--               $--
December 31, 2003                                              --                --                --
December 31, 2002                                              --                --                --
December 31, 2001                                              --                --                --
December 31, 2000                                              --              (.23)               --(e)
------------------------------------------------------------------------------------------------------
Putnam VT Research Fund
December 31, 2004                                             $--               $--               $--
December 31, 2003                                            (.03)               --                --
December 31, 2002                                            (.05)               --                --
December 31, 2001                                            (.04)             (.63)               --
December 31, 2000                                              --              (.10)               --
------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund
December 31, 2004                                           $(.07)              $--               $--
December 31, 2003                                            (.05)               --                --
December 31, 2002                                            (.03)             (.14)               --
December 31, 2001                                              --(e)           (.07)               --
December 31, 2000                                            (.03)               --                --
------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------


                                                                                                 Total
                                                                                            Investment
                                                                                             Return at       Net Assets,
                                                             Total  Net Asset Value,         Net Asset     End of Period
Period ended                                         Distributions     End of Period    Value(%)(b)(c)    (in thousands)
------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund
December 31, 2004                                            $(.04)            $9.99             12.64          $226,738
December 31, 2003                                             (.03)             8.91             27.14           220,061
December 31, 2002                                             (.01)             7.04            (23.87)          180,341
December 31, 2001                                               --              9.26            (24.78)          261,025
December 31, 2000                                               --             12.31            (18.64)          279,598
------------------------------------------------------------------------------------------------------------------------
Putnam VT Mid Cap Value Fund
December 31, 2004                                            $(.07)           $14.68             15.44           $14,507
December 31, 2003****                                         (.10)            12.78             28.83*            6,703
------------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund
December 31, 2004                                          $(.0066)            $1.00               .66          $108,012
December 31, 2003                                           (.0051)             1.00               .51           121,504
December 31, 2002                                           (.0120)             1.00              1.20           154,358
December 31, 2001                                           (.0370)             1.00              3.76           154,176
December 31, 2000                                           (.0566)             1.00              5.82           101,820
------------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund
December 31, 2004                                              $--            $16.80             10.31          $171,305
December 31, 2003                                               --             15.23             32.44           176,316
December 31, 2002                                               --             11.50            (30.51)          125,829
December 31, 2001                                            (4.42)            16.55            (30.14)          200,041
December 31, 2000                                            (3.49)            29.77            (26.20)          231,779
------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund
December 31, 2004                                            $(.13)           $16.33             15.43          $197,944
December 31, 2003                                             (.15)            14.27             32.48           149,367
December 31, 2002                                             (.49)            10.93            (15.60)           99,692
December 31, 2001                                             (.50)            13.42              3.32            88,543
December 31, 2000                                             (.82)            13.49             22.37            30,806
------------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund
December 31, 2004                                              $--             $5.98              8.53           $41,044
December 31, 2003                                               --              5.51             35.71            43,220
December 31, 2002                                               --              4.06            (32.22)           32,536
December 31, 2001                                               --              5.99            (45.69)           55,209
December 31, 2000                                             (.23)            11.03            (51.09)           74,367
------------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund
December 31, 2004                                              $--            $11.38              7.56          $126,286
December 31, 2003                                             (.03)            10.58             25.32           125,821
December 31, 2002                                             (.05)             8.47            (22.20)          101,445
December 31, 2001                                             (.67)            10.94            (18.83)          119,888
December 31, 2000                                             (.10)            14.28             (1.98)           88,834
------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund
December 31, 2004                                            $(.07)           $22.79             26.22          $475,639
December 31, 2003                                             (.05)            18.12             49.65           332,094
December 31, 2002                                             (.17)            12.16            (18.27)          191,497
December 31, 2001                                             (.07)            15.03             18.13           130,991
December 31, 2000                                             (.03)            12.79             24.44            30,586
------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------


                                                                          Ratio of Net
                                                            Ratio of        Investment
                                                            Expenses     Income (Loss)
                                                      to Average Net        to Average         Portfolio
Period ended                                         Assets(%)(b)(d)     Net Assets(%)       Turnover(%)
--------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund
December 31, 2004                                               1.01(i)            .98(i)(j)       84.91
December 31, 2003                                               1.00               .46             73.32
December 31, 2002                                                .97               .32            122.88
December 31, 2001                                                .88               .02             98.05
December 31, 2000                                                .80              (.06)            76.32
--------------------------------------------------------------------------------------------------------
Putnam VT Mid Cap Value Fund
December 31, 2004                                               1.22(i)            .40(i)         145.30
December 31, 2003****                                            .91(i)*           .45(i)*        117.37*
--------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund
December 31, 2004                                                .78(i)            .66(i)             --
December 31, 2003                                                .74               .51                --
December 31, 2002                                                .73              1.19                --
December 31, 2001                                                .67              3.51                --
December 31, 2000                                                .65              5.81                --
--------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund
December 31, 2004                                                .94(i)            .09(i)(j)      115.82
December 31, 2003                                                .92              (.36)            44.22
December 31, 2002                                                .88              (.44)            68.82
December 31, 2001                                                .81              (.43)            72.16
December 31, 2000                                                .72              (.45)            53.64
--------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund
December 31, 2004                                               1.04(i)            .95(i)          51.50
December 31, 2003                                               1.04               .99             59.50
December 31, 2002                                               1.03              1.16             60.33
December 31, 2001                                               1.01              1.10             74.80
December 31, 2000                                                .94              1.65             83.62
--------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund
December 31, 2004                                               1.20(i)           (.81)(i)        123.52
December 31, 2003                                               1.14              (.87)            71.72
December 31, 2002                                               1.15              (.97)            68.02
December 31, 2001                                               1.07              (.86)           116.66
December 31, 2000                                                .96              (.59)            88.63
--------------------------------------------------------------------------------------------------------
Putnam VT Research Fund
December 31, 2004                                               1.05(i)            .82(i)(j)      106.08
December 31, 2003                                               1.04               .56            116.88
December 31, 2002                                               1.03               .41            154.60
December 31, 2001                                                .96               .46            146.42
December 31, 2000                                                .93               .35            161.52
--------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund
December 31, 2004                                               1.12(i)            .23(i)          39.27
December 31, 2003                                               1.16               .53             36.14
December 31, 2002                                               1.17               .36             51.54
December 31, 2001                                               1.16               .33             36.65
December 31, 2000                                               1.25               .44             34.05
--------------------------------------------------------------------------------------------------------






PUTNAM VARIABLE TRUST

Financial Highlights
CLASS IB
-----------------------------------------------------------------------------------------------------------------------
                                                                    Investment Operations:
                                                                                               Net
                                                           Net                        Realized and
                                                         Asset                          Unrealized
                                                        Value,               Net       Gain (Loss)        Total from
                                                     Beginning        Investment                on        Investment
Period ended                                         of Period     Income (Loss)       Investments        Operations
-----------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund
December 31, 2004                                       $11.39           $.27(a)(i)          $2.14             $2.41
December 31, 2003                                         9.52            .26(a)              1.99              2.25
December 31, 2002                                        12.92            .32(a)             (3.35)            (3.03)
December 31, 2001                                        18.09            .33(a)             (4.16)            (3.83)
December 31, 2000                                        16.95            .45(a)              2.26              2.71
-----------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund
December 31, 2004                                       $10.48          $(.06)(a)(i)         $2.01             $1.95
December 31, 2003                                         7.87           (.04)(a)             2.65              2.61
December 31, 2002                                        11.34           (.05)(a)            (3.42)            (3.47)
December 31, 2001                                        19.60           (.05)(a)            (6.45)            (6.50)
December 31, 2000                                        20.65           (.08)(a)             (.72)             (.80)
-----------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund
December 31, 2004                                       $25.96           $.15(a)(i)(j)       $1.15             $1.30
December 31, 2003                                        20.87            .04(a)              5.14              5.18
December 31, 2002                                        28.56            .06(a)             (7.60)            (7.54)
December 31, 2001                                        48.64            .13(a)            (10.61)           (10.48)
December 31, 2000                                        66.11            .01(a)             (8.99)            (8.98)
-----------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------
                                                       Less Distributions:
                                                                               From
                                                             From               Net              From
                                                              Net          Realized            Return
                                                       Investment           Gain on                of
Period ended                                               Income       Investments           Capital
------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund
December 31, 2004                                           $(.26)              $--               $--
December 31, 2003                                            (.38)               --                --
December 31, 2002                                            (.37)               --                --
December 31, 2001                                            (.49)             (.85)               --
December 31, 2000                                            (.56)            (1.01)               --
------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund
December 31, 2004                                             $--               $--               $--
December 31, 2003                                              --                --                --
December 31, 2002                                              --                --                --
December 31, 2001                                              --             (1.76)               --(e)
December 31, 2000                                              --              (.25)               --
------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund
December 31, 2004                                           $(.06)              $--               $--
December 31, 2003                                            (.09)               --                --
December 31, 2002                                            (.15)               --                --
December 31, 2001                                              --             (9.60)               --
December 31, 2000                                              --(e)          (8.49)               --
------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------


                                                                                                 Total
                                                                                            Investment
                                                                                             Return at       Net Assets,
                                                             Total  Net Asset Value,         Net Asset     End of Period
Period ended                                         Distributions     End of Period    Value(%)(b)(c)    (in thousands)
------------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund
December 31, 2004                                            $(.26)           $13.54             21.60           $58,362
December 31, 2003                                             (.38)            11.39             24.82            48,653
December 31, 2002                                             (.37)             9.52            (24.09)           39,574
December 31, 2001                                            (1.34)            12.92            (22.28)           59,284
December 31, 2000                                            (1.57)            18.09             17.45            48,543
------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund
December 31, 2004                                              $--            $12.43             18.61          $258,884
December 31, 2003                                               --             10.48             33.16           240,752
December 31, 2002                                               --              7.87            (30.60)          189,445
December 31, 2001                                            (1.76)            11.34            (33.50)          293,140
December 31, 2000                                             (.25)            19.60             (4.09)          297,024
------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund
December 31, 2004                                            $(.06)           $27.20              5.03          $518,951
December 31, 2003                                             (.09)            25.96             24.91           509,892
December 31, 2002                                             (.15)            20.87            (26.53)          362,402
December 31, 2001                                            (9.60)            28.56            (22.41)          481,526
December 31, 2000                                            (8.49)            48.64            (16.54)          485,116
------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------


                                                                          Ratio of Net
                                                            Ratio of        Investment
                                                            Expenses     Income (Loss)
                                                      to Average Net        to Average         Portfolio
Period ended                                         Assets(%)(b)(d)     Net Assets(%)       Turnover(%)
--------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund
December 31, 2004                                               1.10(i)           2.24(i)          31.79
December 31, 2003                                               1.08              2.57             38.45
December 31, 2002                                               1.04              2.99             42.68
December 31, 2001                                                .95              2.23             93.13
December 31, 2000                                                .87              2.68             28.88
--------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund
December 31, 2004                                               1.04(i)           (.56)(i)         93.49
December 31, 2003                                               1.01              (.46)            90.84
December 31, 2002                                                .99              (.53)            78.14
December 31, 2001                                                .89              (.39)           112.81
December 31, 2000                                                .82              (.36)           104.60
--------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund
December 31, 2004                                                .89(i)            .60(i)(j)       48.94
December 31, 2003                                                .87               .19             47.37
December 31, 2002                                                .85               .26             90.52
December 31, 2001                                                .79               .39            105.03
December 31, 2000                                                .71               .02             92.54
--------------------------------------------------------------------------------------------------------



PUTNAM VARIABLE TRUST

Notes to Financial Highlights

   * Not annualized.

  ** For the period February 1, 2000 (commencement of operations) to December
     31, 2000.

 *** For the period September 29, 2000 (commencement of operations) to
     December 31, 2000.

**** For the period May 1, 2003 (commencement of operations) to December 31,
     2003.

 (a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

 (b) The charges and expenses at the insurance company separate account level are not reflected.

 (c) Total return assumes dividend reinvestment.

 (d) Includes amounts paid through expense offset arrangements and for certain funds, brokerage service arrangements (Note 2).

 (e) Amount represents less than $0.01 per share.

 (f) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

 (g) Portfolio turnover excludes the impact of assets received from the acquired fund.

 (h) Amount represents less than $0.0001 per share.

 (i) Reflects an involuntary contractual expense limitation and/or waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund in effect during the period. As a result of such limitation and/or waivers, the expenses of the following funds' class IA and class IB shares reflect a reduction of the following amounts based on average net assets (Notes 2 and 6).


                                                  12/31/04  12/31/03  12/31/02  12/31/01  12/31/00
                                                  --------  -------   --------  -------   --------
Putnam VT American Government Income Fund         0.13%     --        --        --        0.19%
Putnam VT Capital Appreciation Fund               0.13%     --        --        --        --
Putnam VT Capital Opportunities Fund              0.44%     0.61%     --        --        --
Putnam VT Discovery Growth Fund                   0.14%     --        --        --        --
Putnam VT Diversified Income Fund                 0.03%     --        --        --        --
Putnam VT Equity Income Fund                      0.03%     0.18%     --        --        --
Putnam VT The George Putnam Fund of Boston        0.01%     --        --        --        --
Putnam VT Global Asset Allocation Fund            0.01%     --        --        --        --
Putnam VT Global Equity Fund                      <0.01%    --        --        --        --
Putnam VT Growth and Income Fund                  <0.01%    --        --        --        --
Putnam VT Growth Opportunities Fund               0.05%     --        --        --        --
Putnam VT Health Sciences Fund                    <0.01%    --        --        --        --
Putnam VT High Yield Fund                         <0.01%    --        --        --        --
Putnam VT Income Fund                             0.04%     --        --        --        --
Putnam VT International Equity Fund               <0.01%    --        --        --        --
Putnam VT International Growth and Income Fund    <0.01%    --        --        --        --
Putnam VT International New Opportunities Fund    0.01%     --        --        --        --
Putnam VT Investors Fund                          <0.01%    --        --        --        --
Putnam VT Mid Cap Value Fund                      0.07%     0.54%     --        --        --
Putnam VT Money Market Fund                       0.02%     --        --        --        --
Putnam VT New Opportunities Fund                  <0.01%    --        --        --        --
Putnam VT New Value Fund                          <0.01%    --        --        --        --
Putnam VT OTC & Emerging Growth Fund              0.01%     --        --        --        --
Putnam VT Research Fund                           <0.01%    --        --        --        --
Putnam VT Small Cap Value Fund                    <0.01%    --        --        --        --
Putnam VT Utilities Growth and Income Fund        <0.01%    --        --        --        --
Putnam VT Vista Fund                              <0.01%    --        --        --        --
Putnam VT Voyager Fund                            <0.01%    --        --        --        --


 (j) Net investment income (loss) per share and ratio of net investment income (loss) for the following funds' class IA and class IB shares reflect a special dividend which amounted to the following amounts based on the weighted average number of shares outstanding and average net assets, respectively, for the year ended December 31, 2004.

                                               Net investment    Ratio of net
                                                income (loss)     investment
                                                  per share      income (loss)
                                               -------------    -------------
Putnam VT Capital Appreciation Fund                $0.02            0.31%
Putnam VT Discovery Growth Fund                     0.01            0.14%
Putnam VT Growth Opportunities Fund                 0.03            0.58%
Putnam VT Investors Fund                            0.05            0.54%
Putnam VT New Opportunities Fund                    0.06            0.37%
Putnam VT Research Fund                             0.04            0.34%
Putnam VT Voyager Fund                              0.12            0.45%




This page intentionally left blank.



For more information about
the funds of Putnam
Variable Trust

The Trust's SAI and annual and semi-annual reports to shareholders include additional information about the funds. The SAI, and the independent registered public accounting firm's report and the financial statements included in the Trust's most recent annual report to the funds' shareholders, are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Trust's annual report discusses the market conditions and investment strategies that significantly affected the funds' performance during the funds' last fiscal year. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial advisor, by visiting Putnam's Internet site at www.putnaminvestments.com, or by calling Putnam toll-free at 1-800-225-1581.

You may review and copy information about the funds, including the Trust's SAI, at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the fund on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102. You may need to refer to the Trust's file number.

PUTNAM INVESTMENTS

    One Post Office Square
    Boston, Massachusetts 02109
    1-800-225-1581

    Address correspondence to
    Putnam Investor Services
    P.O. Box 989
    Boston, Massachusetts 02103

    www.putnaminvestments.com
    File No. 811--05346


    223890   4/05



Putnam Variable Trust
Class IA and IB Shares
Putnam VT American Government Income Fund   Putnam VT International Equity Fund
Putnam VT Capital Appreciation Fund         Putnam VT International Growth and Income Fund
Putnam VT Capital Opportunities Fund        Putnam VT International New Opportunities Fund
Putnam VT Discovery Growth Fund             Putnam VT Investors Fund
Putnam VT Diversified Income Fund           Putnam VT Mid Cap Value Fund
Putnam VT Equity Income Fund                Putnam VT Money Market Fund
Putnam VT The George Putnam Fund of Boston  Putnam VT New Opportunities Fund
Putnam VT Global Asset Allocation Fund      Putnam VT New Value Fund
Putnam VT Global Equity Fund                Putnam VT OTC & Emerging Growth Fund
Putnam VT Growth and Income Fund            Putnam VT Research Fund
Putnam VT Growth Opportunities Fund         Putnam VT Small Cap Value Fund
Putnam VT Health Sciences Fund              Putnam VT Utilities Growth and Income Fund
Putnam VT High Yield Fund                   Putnam VT Vista Fund
Putnam VT Income Fund                       Putnam VT Voyager Fund



FORM N-1A
PART B

STATEMENT OF ADDITIONAL INFORMATION ("SAI")
April 30, 2005

This SAI is not a prospectus. If the Trust has more than one form of current prospectus, each reference to the prospectus in this SAI shall include all of the Trust's prospectuses, unless otherwise noted. The SAI should be read together with the applicable prospectus. Certain disclosure has been incorporated by reference from the Trust's annual report. For a free copy of the Trust's annual report or a prospectus dated April 30, 2005, as revised from time to time, call Putnam Investor Services at 1-800-225-1581 or write Putnam Investor Services, P.O. Box 41203, Providence, RI 02940-1203.

Part I of this SAI contains specific information about each fund. Part II includes information about all of the funds.

502156

Table of Contents

Part I

TRUST ORGANIZATION AND CLASSIFICATION.................................I-3
INVESTMENT RESTRICTIONS...............................................I-4
CHARGES AND EXPENSES..................................................I-6

FUND OWNERSHIP AND OTHER ACCOUNTS MANAGED BY THE FUNDS' PORTFOLIO
MANAGERS.............................................................I-36
AMORTIZED COST VALUATION AND DAILY DIVIDEND..........................I-47
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
AND FINANCIAL STATEMENTS.............................................I-48

Part II

MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND RISKS............II-1
TAXES...............................................................II-25
MANAGEMENT..........................................................II-31

DETERMINATION OF NET ASSET VALUE....................................II-47
DISTRIBUTION PLAN...................................................II-49
ADDITIONAL PAYMENTS.................................................II-49
SUSPENSION OF REDEMPTIONS...........................................II-51
SHAREHOLDER LIABILITY...............................................II-51
DISCLOSURE OF PORTFOLIO INFORMATION.................................II-51
PROXY VOTING GUIDELINES AND PROCEDURES..............................II-53
SECURITIES RATINGS..................................................II-53
DEFINITIONS.........................................................II-58
APPENDIX A..........................................................II-59

SAI
PART I

TRUST ORGANIZATION AND CLASSIFICATION

Putnam Variable Trust (the "Trust") is a Massachusetts business trust organized on September 24, 1987. A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of The Commonwealth of Massachusetts. Prior to October 1, 2002, Putnam VT Global Equity Fund was known as Putnam VT Global Growth Fund. Prior to April 30, 2003, Putnam VT Discovery Growth Fund was known as Putnam VT Voyager Fund II and Putnam VT International Equity Fund was known as Putnam VT International Growth Fund.

The Trust is an open-end management investment company with an unlimited number of authorized shares of beneficial interest. Shares of the Trust may, without shareholder approval, be divided into two or more series of shares representing separate investment portfolios, and are currently divided into twenty-eight series of shares, each representing a separate investment portfolio which is being offered to separate accounts of various insurance companies.

Any series of shares may be further divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees may determine. Shares of each series are currently divided into two classes: class IA shares and class IB shares. Class IB shares are subject to fees imposed pursuant to a distribution plan. The funds may also offer other classes of shares with different sales charges and expenses. Because of these different sales charges and expenses, the investment performance of the classes will vary.

The two classes of shares are offered under a multiple class distribution system approved by the Trust's Trustees, and are designed to allow promotion of insurance products investing in the Trust through alternative distribution channels. The insurance company issuing a variable contract selects the class of shares in which the separate account funding the contract invests.

Each share has one vote, with fractional shares voting proportionately. Shares vote as a single class without regard to series or classes of shares except (i) when required by the Investment Company Act of 1940, or when the Trustees have determined that the matter affects one or more series or classes of shares materially differently, shares shall be voted by individual series or class, and (ii) when the Trustees have determined that the matter affects only the interests of one or more series or classes, only the shareholders of such series or class shall be entitled to vote. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if the portfolio were liquidated, would receive the net assets of the portfolio.

The Trust may suspend the sale of shares of any portfolio at any time and may refuse any order to purchase shares. Although the Trust is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust. The Trust has voluntarily undertaken to hold a shareholder meeting at which the Board of Trustees would be elected at least every five years beginning in 2004.

Shares of the funds may only be purchased by an insurance company separate account. For matters requiring shareholder approval, you may be able to instruct the insurance company separate account how to vote the fund shares attributable to your contract or policy. See the Voting Rights section of your insurance product prospectus.

Each fund, except for Putnam VT Health Sciences Fund and Putnam VT Utilities Growth and Income Fund, is a diversified investment company. This means that with respect to 75% (50% in the case of Putnam VT Health Sciences Fund and Putnam VT Utilities and Income Fund, each of which is a non-diversified investment company) of its total assets, each fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. government securities and securities issued by other investment companies). The remaining 25% (50% in the case of Putnam VT Health Sciences Fund and Putnam VT Utilities Growth and Income Fund) of each fund's total assets is not subject to this restriction. To the extent each fund invests a significant portion of its assets in the securities of a particular issuer, it will be subject to an increased risk of loss if the market value of such issuer's securities declines.

INVESTMENT RESTRICTIONS

As fundamental investment restrictions, which may not be changed as to any fund without a vote of a majority of the outstanding voting securities of that fund, the Trust may not and will not take any of the following actions with respect to that fund:

(1) Borrow money in excess of 33 1/3% of the value of its total assets (not including the amount borrowed) at the time the borrowing is made.

(2) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

(3) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

(4)(a) (All funds except Putnam VT Capital Opportunities Fund, Putnam VT Equity Income Fund, Putnam VT Mid Cap Value Fund and Putnam VT Research
Fund) Purchase or sell commodities or commodity contracts, except that the fund may purchase and sell financial futures contracts and options and may enter into foreign exchange contracts and other financial transactions not involving physical commodities.

(4)(b) (Putnam VT Capital Opportunities Fund, Putnam VT Equity Income Fund, Putnam VT Mid Cap Value Fund and Putnam VT Research Fund) Purchase or sell commodities or commodity contracts, except that the fund may purchase and sell financial futures contracts and options.

(5) Make loans, except by purchase of debt obligations in which the fund may invest consistent with its investment policies (including without limitation debt obligations issued by other Putnam funds), by entering into repurchase agreements, or by lending its portfolio securities.

(6)(a) (All funds except Putnam VT Health Sciences Fund and Putnam VT Utilities Growth and Income Fund) With respect to 75% of its total assets, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities or to securities issued by other investment companies.

(6)(b) (Putnam VT Health Sciences Fund and Putnam VT Utilities Growth and Income Fund) With respect to 50% of its total assets, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities or to securities issued by other investment companies.

(7)(a) (All funds except Putnam VT Health Sciences Fund and Putnam VT Utilities Growth and Income Fund) With respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer.

(7)(b) (Putnam VT Health Sciences Fund and Putnam VT Utilities Growth and Income Fund) With respect to 50% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer.

(8) Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the fund's total assets would be invested in any one industry; except that Putnam VT Utilities Growth and Income Fund may invest more than 25% of its assets in any of the public utilities industries, and Putnam VT Health Sciences Fund may invest more than 25% of its assets in companies that Putnam Management determines are principally engaged in the health sciences industries; and except that Putnam VT Money Market Fund may invest up to 100% of its assets (i) in the banking industry, (ii) in the personal credit institution or business credit institution industries when in the opinion of management yield differentials make such investments desirable, or (iii) any combination of these.

(9) Issue any class of securities which is senior to the fund's shares of beneficial interest, except for permitted borrowings.

The Investment Company Act of 1940 provides that a "vote of a majority of the outstanding voting securities" of a fund or the Trust means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of a fund or the Trust, as the case may be, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

               -----------------------------------------

The following non-fundamental policies may be changed without shareholder approval:

(1) Each fund will not invest in (a) securities which are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the fund (or the person designated by the Trustees of the Trust to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% (10% for Putnam VT Money Market Fund) of the fund's net assets (taken at current value) would be invested in securities described in (a), (b) and (c) above.

All percentage limitations on investments (other than pursuant to non-fundamental restriction (1)) will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

Redemptions of fund shares. The Trust has filed an election under Rule 18f-1 under the Investment Company Act of 1940 committing each fund that is a series of the Trust to pay all redemptions of fund shares by a single shareholder during any 90-day period in cash, up to the lesser of (i) $250,000 or (ii) 1% of such fund's net assets measured as of the beginning of such 90-day period.

               -----------------------------------------

CHARGES AND EXPENSES

Management fees

Under a Management Contract dated October 2, 1987, as most recently amended March 17, 2003, each fund pays a quarterly fee (in the case of Putnam VT Capital Appreciation Fund, Putnam VT Capital Opportunities Fund, Putnam VT Discovery Growth Fund, Putnam VT Equity Income Fund and Putnam VT Mid Cap Value Fund, each fund pays a monthly fee) to Putnam Management based on the average net assets of the fund, as determined at the close of each business day during the period, at the annual rate of:

Putnam VT International New Opportunities Fund:

1.00% of the first $500 million of average net assets;
0.90% of the next $500 million;
0.85% of the next $500 million;
0.80% of the next $5 billion;
0.775% of the next $5 billion;
0.755% of the next $5 billion;
0.74% of the next $5 billion; and
0.73% of any excess thereafter.

Putnam VT Global Equity Fund, Putnam VT International Equity Fund, Putnam VT International Growth and Income Fund, and Putnam VT Small Cap Value
Fund:

0.80% of the first $500 million of average net assets;
0.70% of the next $500 million;
0.65% of the next $500 million;
0.60% of the next $5 billion;
0.575% of the next $5 billion;
0.555% of the next $5 billion;
0.54% of the next $5 billion; and
0.53% of any excess thereafter.

Putnam VT Discovery Growth Fund:

0.70% of the first $500 million of average net assets;
0.60% of the next $500 million;
0.55% of the next $500 million;
0.50% of the next $5 billion;
0.475% of the next $5 billion;
0.455% of the next $5 billion;
0.44% of the next $5 billion;
0.43% of the next $5 billion;
0.42% of the next $5 billion;
0.41% of the next $5 billion;
0.40% of the next $5 billion;
0.39% of the next $5 billion;
0.38% of the next $8.5 billion; and
0.37% of any excess thereafter.

Putnam VT Growth Opportunities Fund:

0.70% of the first $500 million of average net assets;
0.60% of the next $500 million;
0.55% of the next $500 million;
0.50% of the next $5 billion;
0.475% of the next $5 billion;
0.455% of the next $5 billion;
0.44% of the next $5 billion;
0.43% of the next $5 billion; and
0.42% of any excess thereafter.

Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Health Sciences Fund, Putnam VT High Yield Fund, Putnam VT Mid Cap Value Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT Utilities Growth and Income Fund and Putnam VT Voyager Fund:

0.70% of the first $500 million of average net assets;
0.60% of the next $500 million;
0.55% of the next $500 million;
0.50% of the next $5 billion;
0.475% of the next $5 billion;
0.455% of the next $5 billion;
0.44% of the next $5 billion; and
0.43% of any excess thereafter.

Putnam VT Capital Appreciation Fund:

0.65% of the first $500 million of average net assets;
0.55% of the next $500 million;
0.50% of the next $500 million;
0.45% of the next $5 billion;
0.425% of the next $5 billion;
0.405% of the next $5 billion;
0.39% of the next $5 billion;
0.38% of the next $5 billion;
0.37% of the next $5 billion;
0.36% of the next $5 billion;
0.35% of the next $5 billion;
0.34% of the next $5 billion;
0.33% of the next $8.5 billion; and
0.32% of any excess thereafter.

Putnam VT American Government Income Fund:

0.65% of the first $500 million of average net assets;
0.55% of the next $500 million;
0.50% of the next $500 million;
0.45% of the next $5 billion;
0.425% of the next $5 billion;
0.405% of the next $5 billion;
0.39% of the next $5 billion;
0.38% of the next $5 billion;
0.37% of the next $5 billion;
0.36% of the next $5 billion;
0.35% of the next $5 billion; and
0.34% of any excess thereafter.

Putnam VT Capital Opportunities Fund, Putnam VT Equity Income Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Growth and Income Fund, Putnam VT Income Fund, Putnam VT Investors Fund, Putnam VT Research Fund and Putnam VT Vista Fund:

0.65% of the first $500 million of average net assets;
0.55% of the next $500 million;
0.50% of the next $500 million;
0.45% of the next $5 billion;
0.425% of the next $5 billion;
0.405% of the next $5 billion;
0.39% of the next $5 billion; and
0.38% of any excess thereafter.

Putnam VT Money Market Fund:

0.45% of the first $500 million of average net assets;
0.35% of the next $500 million;
0.30% of the next $500 million;
0.25% of the next $5 billion;
0.225% of the next $5 billion;
0.205% of the next $5 billion;
0.19% of the next $5 billion; and
0.18% of any excess thereafter.

For the past three fiscal years, pursuant to the Management Contract, each fund incurred the following fees:


---------------------------------------------------------------------------------------------
                                                                                       Amount
                                                                                   management
                                                                                    fee would
                                                                                    have been
                                                                      Amount of       without
                                                       Management    management       expense
Fund name                               Fiscal year      fee paid    fee waived    limitation
---------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund      2004    $1,408,223      $337,981    $1,746,204
                                               2003    $3,140,023             0    $3,140,023
                                               2002    $2,319,307             0    $2,319,307
---------------------------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund            2004      $231,288       $58,677      $289,965
                                               2003      $215,178             0      $215,178
                                               2002      $164,861             0      $164,861
---------------------------------------------------------------------------------------------
Putnam VT Capital Opportunities Fund           2004       $30,329       $65,395       $95,724
                                               2003 (i)       $--       $22,638       $22,638
---------------------------------------------------------------------------------------------
Putnam VT Discovery Growth Fund                2004      $286,251       $73,684      $359,935
                                               2003      $308,009             0      $308,009
                                               2002      $171,643             0      $171,643
---------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund              2004    $3,729,153      $187,580    $3,916,733
                                               2003    $3,988,636             0    $3,988,636
                                               2002    $3,906,665             0    $3,906,665
---------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund                   2004      $600,656       $31,574      $632,230
                                               2003 (i)   $70,005       $48,065      $118,070
---------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston     2004    $4,386,182       $56,446    $4,442,628
                                               2003    $4,082,080             0    $4,082,080
                                               2002    $3,660,573             0    $3,660,573
---------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund         2004    $2,932,426       $44,163    $2,976,589
                                               2003    $3,117,621             0    $3,117,621
                                               2002    $3,732,096             0    $3,732,096
---------------------------------------------------------------------------------------------
Putnam VT Global Equity Fund                   2004    $5,312,410       $15,691    $5,328,101
                                               2003    $5,487,317             0    $5,487,317
                                               2002    $7,061,185             0    $7,061,185
---------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund               2004   $26,286,962       $18,110   $26,305,072
                                               2003   $25,972,807             0   $25,972,807
                                               2002   $31,382,284             0   $31,382,284
---------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund            2004      $461,552       $32,669      $494,221
                                               2003      $487,805             0      $487,805
                                               2002      $554,393             0      $554,393
---------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund                 2004    $2,400,107        $3,895    $2,404,002
                                               2003    $2,436,291             0    $2,436,291
                                               2002    $2,777,833             0    $2,777,833
---------------------------------------------------------------------------------------------
Putnam VT High Yield Fund                      2004    $4,707,319       $32,152    $4,739,471
                                               2003    $4,676,407             0    $4,676,407
                                               2002    $4,393,831             0    $4,393,831
---------------------------------------------------------------------------------------------
Putnam VT Income Fund                          2004    $5,387,468      $406,089    $5,793,557
                                               2003    $6,599,963             0    $6,599,963
                                               2002    $6,402,394             0    $6,402,394
---------------------------------------------------------------------------------------------
Putnam VT International Equity Fund            2004    $6,983,105        $7,506    $6,990,611
                                               2003    $6,181,201             0    $6,181,201
                                               2002    $5,725,145             0    $5,725,145
---------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund 2004    $2,418,986        $2,806    $2,421,792
                                               2003    $2,025,812             0    $2,025,812
                                               2002    $2,313,131             0    $2,313,131
---------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund 2004    $2,230,770       $31,671    $2,262,441
                                               2003    $2,184,720             0    $2,184,720
                                               2002    $2,572,480             0    $2,572,480
---------------------------------------------------------------------------------------------
Putnam VT Investors Fund                       2004    $3,493,008        $3,246    $3,496,254
                                               2003    $3,415,254             0    $3,415,254
                                               2002    $4,171,833             0    $4,171,833
---------------------------------------------------------------------------------------------
Putnam VT Mid Cap Value Fund                   2004      $221,659       $23,076      $244,735
                                               2003 (i)       $--       $49,511       $49,511
---------------------------------------------------------------------------------------------
Putnam VT Money Market Fund                    2004    $1,969,398       $79,396    $2,048,794
                                               2003    $3,134,965             0    $3,134,965
                                               2002    $3,982,184             0    $3,982,184
---------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund               2004   $10,900,933       $41,375   $10,942,308
                                               2003   $11,177,975             0   $11,177,975
                                               2002   $13,774,768             0   $13,774,768
---------------------------------------------------------------------------------------------
Putnam VT New Value Fund                       2004    $3,983,270        $3,918    $3,987,188
                                               2003    $3,392,243             0    $3,392,243
                                               2002    $3,632,692             0    $3,632,692
---------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund           2004      $733,752        $5,286      $739,038
                                               2003      $742,748             0      $742,748
                                               2002      $859,693             0      $859,693
---------------------------------------------------------------------------------------------
Putnam VT Research Fund                        2004    $1,553,220        $2,950    $1,556,170
                                               2003    $1,508,059             0    $1,508,059
                                               2002    $1,756,731             0    $1,756,731
---------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund                 2004    $5,329,544        $8,724    $5,338,268
                                               2003    $3,797,669             0    $3,797,669
                                               2002    $3,619,606             0    $3,619,606
---------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund     2004    $2,744,145        $5,844    $2,749,989
                                               2003    $2,706,376             0    $2,706,376
                                               2002    $3,556,606             0    $3,556,606
---------------------------------------------------------------------------------------------
Putnam VT Vista Fund                           2004    $3,198,480        $6,816    $3,205,296
                                               2003    $2,999,047             0    $2,999,047
                                               2002    $3,557,362             0    $3,557,362
---------------------------------------------------------------------------------------------
Putnam VT Voyager Fund                         2004   $16,836,672       $23,985   $16,860,657
                                               2003   $17,657,467             0   $17,657,467
                                               2002   $22,263,902             0   $22,263,902
---------------------------------------------------------------------------------------------



(i) Commenced operations on May 1, 2003.

Expense limitation. In order to limit expenses for Putnam VT Capital Opportunities Fund, Putnam VT Equity Income Fund and Putnam VT Mid Cap Value Fund, Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through December 31, 2005 to the extent that expenses of each fund (exclusive of brokerage, interest, taxes, and extraordinary expenses, and payments under the funds' distribution plan) would exceed 1.05%, 1.05%, and 1.10%, respectively, of each fund's average net assets. For the purpose of determining any such limitation on Putnam Management's compensation, expenses of each fund do not reflect the application of commissions or cash management credits that may reduce designated fund expenses.

The funds invest a portion of their assets in Putnam Prime Money Market Fund. In connection with such investment, management fees paid by the funds are reduced by an amount equal to the management and administrative services fees paid by Putnam Prime Money Market Fund with respect to assets invested by the funds in Putnam Prime Money Market Fund. Net management fees paid for fiscal 2004 reflect the following waivers in management fees otherwise payable by the funds to Putnam Management in respect of such investments:

--------------------------------------------------------------
                                                     Amount of
                                                    management
                                                 fee waived in
                                                    connection
                                                          with
                                                 investment in
                                                  Putnam Prime
                                                  Money Market
Fund                                                      Fund
--------------------------------------------------------------
Putnam VT American Government Fund                         $--
--------------------------------------------------------------
Putnam VT Capital Appreciation Fund                        348
--------------------------------------------------------------
Putnam VT Capital Opportunities Fund                       223
--------------------------------------------------------------
Putnam VT Discovery Growth Fund                            687
--------------------------------------------------------------
Putnam VT Diversified Income Fund                       55,875
--------------------------------------------------------------
Putnam VT Equity Income Fund                             2,470
--------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston              56,446
--------------------------------------------------------------
Putnam VT Global Asset Allocation Fund                  44,163
--------------------------------------------------------------
Putnam VT Global Equity Fund                            15,691
--------------------------------------------------------------
Putnam VT Growth and Income Fund                        18,110
--------------------------------------------------------------
Putnam VT Growth Opportunities Fund                        746
--------------------------------------------------------------
Putnam VT Health Sciences Fund                           3,895
--------------------------------------------------------------
Putnam VT High Yield Fund                               16,765
--------------------------------------------------------------
Putnam VT Income Fund                                  127,174
--------------------------------------------------------------
Putnam VT International Equity Fund                      7,506
--------------------------------------------------------------
Putnam VT International Growth and Income Fund           2,806
--------------------------------------------------------------
Putnam VT International New Opportunities Fund           2,421
--------------------------------------------------------------
Putnam VT Investors Fund                                 3,246
--------------------------------------------------------------
Putnam VT Mid Cap Value Fund                               748
--------------------------------------------------------------
Putnam VT Money Market Fund                              2,032
--------------------------------------------------------------
Putnam VT New Opportunities Fund                        41,375
--------------------------------------------------------------
Putnam VT New Value Fund                                 3,918
--------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund                     2,775
--------------------------------------------------------------
Putnam VT Research Fund                                  2,950
--------------------------------------------------------------
Putnam VT Small Cap Value Fund                           8,724
--------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund               5,844
--------------------------------------------------------------
Putnam VT Vista Fund                                     6,816
--------------------------------------------------------------
Putnam VT Voyager Fund                                  23,985
--------------------------------------------------------------

Brokerage commissions

The following table shows brokerage commissions paid during the fiscal periods indicated:

--------------------------------------------------------------------------
                                                                 Brokerage
Fund name                                        Fiscal year   commissions
--------------------------------------------------------------------------
Putnam VT American Government Income Fund               2004       $14,652
                                                        2003        $7,274
                                                        2002            $0
--------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund                     2004      $134,561
                                                        2003      $136,649
                                                        2002      $140,306
--------------------------------------------------------------------------
Putnam VT Capital Opportunities Fund                    2004       $45,033
                                                        2003 (i)   $35,829
--------------------------------------------------------------------------
Putnam VT Discovery Growth Fund                         2004      $180,279
                                                        2003      $138,167
                                                        2002      $142,299
--------------------------------------------------------------------------
Putnam VT Diversified Income Fund                       2004       $28,020
                                                        2003       $32,103
                                                        2002       $32,593
--------------------------------------------------------------------------
Putnam VT Equity Income Fund                            2004      $173,382
                                                        2003 (i)   $91,378
--------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston              2004      $538,420
                                                        2003      $695,127
                                                        2002      $703,616
--------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund                  2004      $609,132
                                                        2003      $985,091
                                                        2002      $973,674
--------------------------------------------------------------------------
Putnam VT Global Equity Fund                            2004    $1,704,253
                                                        2003    $2,102,459
                                                        2002    $5,351,801
--------------------------------------------------------------------------
Putnam VT Growth and Income Fund                        2004    $4,456,356
                                                        2003    $6,386,638
                                                        2002    $8,477,448
--------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund                     2004       $67,020
                                                        2003      $113,940
                                                        2002      $139,411
--------------------------------------------------------------------------
Putnam VT Health Sciences Fund                          2004      $409,545
                                                        2003      $546,906
                                                        2002      $802,017
--------------------------------------------------------------------------
Putnam VT High Yield Fund                               2004            $0
                                                        2003            $0
                                                        2002        $2,630
--------------------------------------------------------------------------
Putnam VT Income Fund                                   2004      $108,482
                                                        2003       $51,453
                                                        2002       $20,094
--------------------------------------------------------------------------
Putnam VT International Equity Fund                     2004    $1,998,384
                                                        2003    $1,794,394
                                                        2002    $1,425,679
--------------------------------------------------------------------------

Putnam VT International Growth and Income Fund          2004      $527,894

                                                        2003      $590,495
                                                        2002      $860,031
--------------------------------------------------------------------------
Putnam VT International New Opportunities Fund          2004      $932,670
                                                        2003      $877,358
                                                        2002    $1,447,559
--------------------------------------------------------------------------
Putnam VT Investors Fund                                2004    $1,324,118
                                                        2003    $1,102,575
                                                        2002    $2,137,025
--------------------------------------------------------------------------
Putnam VT Mid Cap Value Fund                            2004      $145,238
                                                        2003 (i)   $37,884
--------------------------------------------------------------------------

Putnam VT Money Market Fund                             2004            $0
                                                        2003            $0
                                                        2002            $0

--------------------------------------------------------------------------
Putnam VT New Opportunities Fund                        2004    $6,652,594
                                                        2003    $3,707,981
                                                        2002    $5,471,344
--------------------------------------------------------------------------
Putnam VT New Value Fund                                2004      $937,131
                                                        2003    $1,036,414
                                                        2002    $1,257,889
--------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund                    2004      $494,673
                                                        2003      $347,511
                                                        2002      $372,436
--------------------------------------------------------------------------
Putnam VT Research Fund                                 2004      $587,119
                                                        2003      $695,245
                                                        2002    $1,228,023
--------------------------------------------------------------------------
Putnam VT Small Cap Value Fund                          2004    $1,142,974
                                                        2003    $1,104,206
                                                        2002    $1,758,317
--------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund              2004      $508,475
                                                        2003      $593,287
                                                        2002    $1,130,439
--------------------------------------------------------------------------
Putnam VT Vista Fund                                    2004    $1,335,379
                                                        2003    $1,365,250
                                                        2002    $1,503,894
--------------------------------------------------------------------------
Putnam VT Voyager Fund                                  2004    $2,787,593
                                                        2003    $5,501,181
                                                        2002    $9,927,959
--------------------------------------------------------------------------

(i) Commenced operations on May 1, 2003.

The increase in brokerage commissions for the last fiscal year of Putnam VT American Government Income Fund, Putnam VT Discovery Growth Fund, Putnam VT Equity Income Fund, Putnam VT Income Fund, Putnam VT Mid Cap Value Fund, Putnam VT New Opportunities Fund and Putnam VT OTC & Emerging Growth Fund is due to an increase in transactions by these funds. The decrease in brokerage commissions for the last fiscal year of Putnam VT Global Asset Allocation Fund, Putnam VT Growth and Income Fund, Putnam Growth Opportunities Fund and Putnam VT Voyager Fund is due to a decrease in transactions by these funds.

The following table shows transactions placed with brokers and dealers during the most recent fiscal year to recognize research, statistical and quotation services received by Putnam Management and its affiliates:

---------------------------------------------------------------------------
                                     Dollar value Percentage of
                                         of these         total   Amount of
                                     transactions  transactions commissions
---------------------------------------------------------------------------

Putnam VT American Government
Income Fund                                    $0            0%          $0

---------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund    43,545,727         35.47      48,642
---------------------------------------------------------------------------
Putnam VT Capital Opportunities Fund    5,159,365          9.41       9,773
---------------------------------------------------------------------------
Putnam VT Discovery Growth Fund        43,540,514         38.79      72,168
---------------------------------------------------------------------------

Putnam VT Diversified Income Fund               0             0           0

---------------------------------------------------------------------------
Putnam VT Equity Income Fund           49,571,361         21.90      64,776
---------------------------------------------------------------------------
Putnam VT The George Putnam Fund of
Boston                                136,062,376          6.81     193,617
---------------------------------------------------------------------------
Putnam VT Global Asset
Allocation Fund                        85,249,939          1.97     133,779
---------------------------------------------------------------------------
Putnam VT Global Equity Fund          332,295,223         19.02     562,389
---------------------------------------------------------------------------
Putnam VT Growth and Income Fund    1,207,569,147         30.19   1,372,861
---------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund    43,371,137         49.58      29,355
---------------------------------------------------------------------------
Putnam VT Health Sciences Fund        122,169,948         29.81     151,822
---------------------------------------------------------------------------
Putnam VT High Yield Fund                       0             0           0
---------------------------------------------------------------------------

Putnam VT Income Fund                           0             0           0

---------------------------------------------------------------------------
Putnam VT International Equity Fund   524,032,412         42.35     923,426
---------------------------------------------------------------------------
Putnam VT International Growth and
Income                                141,108,941         40.11     256,722
---------------------------------------------------------------------------
Putnam VT International New
Opportunities Fund                    249,522,549         37.80     430,823
---------------------------------------------------------------------------
Putnam VT Investors Fund              316,470,403         29.02     450,753
---------------------------------------------------------------------------
Putnam VT Mid Cap Value Fund           35,181,116         29.27      69,595
---------------------------------------------------------------------------

Putnam VT Money Market Fund                     0             0           0

---------------------------------------------------------------------------
Putnam VT New Opportunities Fund    1,913,542,314         36.91   2,896,916
---------------------------------------------------------------------------
Putnam VT New Value Fund              269,981,720         45.95     463,757
---------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund   98,934,733         33.23     191,627
---------------------------------------------------------------------------
Putnam VT Research Fund               142,816,671         23.56     207,607
---------------------------------------------------------------------------
Putnam VT Small Cap Value Fund        125,420,015         23.30     308,687
---------------------------------------------------------------------------
Putnam VT Utilities Growth and
Income Fund                            68,054,960         19.74     146,042
---------------------------------------------------------------------------
Putnam VT Vista Fund                  337,189,302         26.44     512,808
---------------------------------------------------------------------------
Putnam VT Voyager Fund                933,087,649         21.83     755,166
---------------------------------------------------------------------------

Administrative expense reimbursement

Each fund reimbursed Putnam Management for administrative services during fiscal 2004, including compensation of certain fund officers and contributions to the Putnam Investments, LLC Profit Sharing Retirement Plan for their benefit, as follows:
---------------------------------------------------------------------
                                                           Portion of
                                                                total
                                                        reimbursement
                                                                  for
                                                         compensation
                                                Total             and
                                        reimbursement   contributions
---------------------------------------------------------------------
Putnam VT American Government Income Fund     $12,633          $9,896
---------------------------------------------------------------------
Putnam VT Capital Appreciation Fund             7,880           6,173
---------------------------------------------------------------------
Putnam VT Capital Opportunities Fund              100              78
---------------------------------------------------------------------
Putnam VT Discovery Growth Fund                 8,456           6,624
---------------------------------------------------------------------
Putnam VT Diversified Income Fund              20,373          15,960
---------------------------------------------------------------------
Putnam VT Equity Income Fund                   10,338           8,099
---------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston     20,860          16,341
---------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund         13,324          10,438
---------------------------------------------------------------------
Putnam VT Global Equity Fund                   21,877          17,138
---------------------------------------------------------------------
Putnam VT Growth and Income Fund               69,808          54,686
---------------------------------------------------------------------
Putnam VT Growth Opportunities Fund             9,139           7,159
---------------------------------------------------------------------
Putnam VT Health Sciences Fund                 13,122          10,280
---------------------------------------------------------------------
Putnam VT High Yield Fund                      20,898          16,371
---------------------------------------------------------------------
Putnam VT Income Fund                          23,088          18,087
---------------------------------------------------------------------
Putnam VT International Equity Fund            22,224          17,410
---------------------------------------------------------------------
Putnam VT International Growth and Income      14,083          11,032
---------------------------------------------------------------------
Putnam VT International New Opportunities Fund 13,703          10,753
---------------------------------------------------------------------
Putnam VT Investors Fund                       20,158          15,791
---------------------------------------------------------------------
Putnam VT Mid Cap Value Fund                    7,866           6,162
---------------------------------------------------------------------
Putnam VT Money Market Fund                    12,403           9,716
---------------------------------------------------------------------
Putnam VT New Opportunities Fund               39,190          30,701
---------------------------------------------------------------------
Putnam VT New Value Fund                       19,991          15,661
---------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund           10,407           8,153
---------------------------------------------------------------------
Putnam VT Research Fund                        13,328          10,441
---------------------------------------------------------------------
Putnam VT Small Cap Value Fund                 20,105          15,750
---------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund     13,919          10,904
---------------------------------------------------------------------
Putnam VT Vista Fund                           16,449          12,886
---------------------------------------------------------------------
Putnam VT Voyager Fund                         63,781          49,965
---------------------------------------------------------------------

Trustee responsibilities and fees

The Trustees are responsible for generally overseeing the conduct of the Trust's business. Subject to such policies as the Trustees may determine, Putnam Management furnishes a continuing investment program for the Trust and makes investment decisions on its behalf. Subject to the control of the Trustees, Putnam Management also manages the Trust's other affairs and business.

Although, except as shown below, the Trustees did not own variable annuity contracts or variable life insurance policies that invested in the funds as of December 31, 2004, each Trustee owns shares of the retail Putnam mutual funds that are counterparts to the Trust's various portfolios. The funds are offered only to separate accounts of insurance companies. Individual investors may not invest in the funds directly, but only through purchasing variable annuity contracts or variable life insurance policies that include the funds as investment options.


                                           Ronald J.         Robert E.           Paul L.            George
Putnam VT Fund                              Jackson         Patterson            Joskow       Putnam, III*
VT American Government Income             $1-$10,000                --        $1-$10,000                --
VT Capital Appreciation                   $1-$10,000                --        $1-$10,000                --
VT Capital Opportunities                  $1-$10,000                --        $1-$10,000                --
VT Discovery Growth                       $1-$10,000                --        $1-$10,000                --
VT Diversified Income                     $1-$10,000                --        $1-$10,000                --
VT Equity Income                          $1-$10,000                --        $1-$10,000                --
VT George Putnam Fund                     $1-$10,000                --        $1-$10,000                --
VT Global Asset Allocation                $1-$10,000                --        $1-$10,000   $10,001-$50,000
VT Global Equity                          $1-$10,000                --        $1-$10,000                --
VT Growth and Income                   over $100,000                --        $1-$10,000                --
VT Growth Opportunities                   $1-$10,000                --        $1-$10,000                --
VT Health Sciences                        $1-$10,000                --                --                --
VT High Yield                             $1-$10,000   $10,001-$50,000        $1-$10,000                --
VT Income                                 $1-$10,000                --        $1-$10,000                --
VT International Equity                   $1-$10,000                --        $1-$10,000                --
VT International Growth & Income          $1-$10,000                --        $1-$10,000                --
VT International New Opportunities        $1-$10,000                --        $1-$10,000                --
VT Investors                              $1-$10,000                --        $1-$10,000                --
VT Mid-Cap Value                          $1-$10,000                --        $1-$10,000                --
VT Money Market                           $1-$10,000                --                --                --
VT New Opportunities                      $1-$10,000                --        $1-$10,000                --
VT New Value                              $1-$10,000                --        $1-$10,000                --
VT OTC & Emerging Growth                  $1-$10,000                --        $1-$10,000                --
VT Research                               $1-$10,000                --        $1-$10,000                --
VT Small Cap Value                        $1-$10,000                --        $1-$10,000                --
VT Utilities Growth & Income              $1-$10,000                --                --                --
VT Vista                             $10,000-$50,000                --        $1-$10,000                --
VT Voyager                                $1-$10,000                --        $1-$10,000                --


The table below shows the value of each Trustee's holdings in all of the Putnam Funds as of December 31, 2004.


                                   Aggregate
                                dollar range
                                   of shares
                                 held in all
                               of the Putnam
                                       funds
                                 overseen by
Name of Trustee                      Trustee

Jameson A. Baxter              over $100,000
Charles B. Curtis              over $100,000

Myra R. Drucker             $50,001-$100,000

John A. Hill                   over $100,000
Ronald J. Jackson              over $100,000
Paul L. Joskow                 over $100,000
Elizabeth T. Kennan            over $100,000
John H. Mullin, III            over $100,000
Robert E. Patterson            over $100,000
W. Thomas Stephens             over $100,000
Richard B. Worley              over $100,000
*Charles E. Haldeman, Jr.      over $100,000
*George Putnam, III            over $100,000

* Trustees who are or may be deemed to be "interested persons" (as defined in the Investment Company Act of 1940) of the Trust, Putnam Management, Putnam Retail Management Limited Partnership ("Putnam Retail Management") or Marsh & McLennnan Companies, Inc., the parent company of Putnam Investments and its affiliated companies. Messrs. Putnam, III and Haldeman are deemed "interested persons" by virtue of their positions as officers of the Trust, Putnam Management or Putnam Retail Management or shareholders of Marsh & McLennan Companies, Inc. Mr. Haldeman is the President and Chief Executive Officer of Putnam Investments. Mr. Putnam is the President of the Trust and each of the other Putnam funds. The balance of the Trustees are not "interested persons."

Each independent Trustee of the Trust receives an annual retainer fee and an additional meeting fee for each Trustees' meeting attended. Independent Trustees who serve on board committees receive additional fees for attendance at certain committee meetings and for special services rendered in that connection. All of the current independent Trustees of the Trust are Trustees of all the Putnam funds and receive fees for their services. Mr. Putnam also receives the foregoing fees for his services as Trustee.

The Trustees periodically review their fees to ensure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes. The Board Policy and Nominating Committee, which consists solely of independent Trustees of the Trust, estimates that committee and Trustee meeting time, together with the appropriate preparation, requires the equivalent of at least three business days per Trustee meeting. The committees of the Board of Trustees, and the number of times each committee met during your fund's fiscal year, are shown in the table below:

Audit and Pricing Committee                       22
Board Policy and Nominating Committee             11
Brokerage and Custody Committee                    9
Communication, Service and Marketing Committee    14
Contract Committee                                17
Distributions Committee                            5
Executive Committee                                1
Investment Oversight Committees                   40

The following table shows the year each Trustee was first elected a Trustee of the Putnam funds, the fees paid to each Trustee by each Putnam VT fund for fiscal 2004 and the fees paid to each Trustee by all of the Putnam funds during calendar year 2004:



COMPENSATION TABLE
Aggregate compensation (1) from:

                       Putnam VT     Putnam VT     Putnam VT                                           Putnam VT The
                        American       Capital       Capital     Putnam VT     Putnam VT     Putnam VT George Putnam
                      Government  Appreciation Opportunities     Discovery   Diversified Equity Income       Fund of
Trustee/Year         Income Fund          Fund          Fund   Growth Fund   Income Fund          Fund        Boston
----------------------------------------------------------------------------------------------------------------------------------
Jameson A.
Baxter/1994 (5)             $975          $620          $127          $705        $1,556          $690        $1,613
----------------------------------------------------------------------------------------------------------------------------------
Charles B.
Curtis/2001               $1,060          $677          $137          $769        $1,693          $744        $1,757
----------------------------------------------------------------------------------------------------------------------------------
Myra R.
Drucker/2004 (6)             N/A           N/A           N/A           N/A           N/A           N/A           N/A
----------------------------------------------------------------------------------------------------------------------------------
Charles E.
Haldeman, Jr./2004 (6)       N/A           N/A           N/A           N/A           N/A           N/A           N/A
----------------------------------------------------------------------------------------------------------------------------------
John A.
Hill/1985 (5)(7)          $2,082        $1,331          $266        $1,516        $3,317        $1,484        $3,438
----------------------------------------------------------------------------------------------------------------------------------
Ronald J.
Jackson/1996 (5)            $994          $633          $129          $720        $1,586          $701        $1,645
----------------------------------------------------------------------------------------------------------------------------------
Paul L.
Joskow/1997 (5)(7)        $1,332          $853          $170          $972        $2,126          $930        $2,209
----------------------------------------------------------------------------------------------------------------------------------
Elizabeth T.
Kennan/1992                 $961          $611          $125          $695        $1,535          $682        $1,592
----------------------------------------------------------------------------------------------------------------------------------
John H.
Mullin, III/1997 (5)        $939          $597          $122          $679        $1,500          $667        $1,556
----------------------------------------------------------------------------------------------------------------------------------
Robert E.
Patterson/1984              $938          $597          $122          $678        $1,498          $663        $1,553
----------------------------------------------------------------------------------------------------------------------------------
George
Putnam, III/1984 (7)      $1,169          $744          $153          $845        $1,866          $827        $1,935
----------------------------------------------------------------------------------------------------------------------------------
W. Thomas
Stephens/1997 (5)         $1,020          $650          $132          $739        $1,628          $720        $1,689
----------------------------------------------------------------------------------------------------------------------------------
W. Nicholas
Thorndike/1992 (8)          $571          $361           $73          $413          $900          $365          $932
----------------------------------------------------------------------------------------------------------------------------------
Richard B.
Worley/2004 (6)              N/A           N/A           N/A           N/A           N/A           N/A           N/A
----------------------------------------------------------------------------------------------------------------------------------

COMPENSATION TABLE (continued)
Aggregate compensation (1) from:

                       Putnam VT                                 Putnam VT
                    Global Asset     Putnam VT     Putnam VT        Growth     Putnam VT     Putnam VT
                      Allocation Global Equity    Growth and Opportunities        Health    High Yield     Putnam VT
Trustee/Year                Fund          Fund   Income Fund          Fund Sciences Fund          Fund   Income Fund
----------------------------------------------------------------------------------------------------------------------------------
Jameson A.
Baxter/1994 (5)           $1,061        $1,776        $5,707          $802        $1,034        $1,630        $2,009
----------------------------------------------------------------------------------------------------------------------------------
Charles B.
Curtis/2001               $1,154        $1,932        $6,200          $875        $1,126        $1,772        $2,122
----------------------------------------------------------------------------------------------------------------------------------
Myra R.
Drucker/2004(6)              N/A           N/A           N/A           N/A           N/A           N/A           N/A
----------------------------------------------------------------------------------------------------------------------------------
Charles E.
Haldeman, Jr./2004 (6)       N/A           N/A           N/A           N/A           N/A           N/A           N/A
----------------------------------------------------------------------------------------------------------------------------------
John A.
Hill/1985 (5)(7)          $2,259        $3,786       $12,085        $1,725        $2,205        $3,474        $4,300
----------------------------------------------------------------------------------------------------------------------------------
Ronald J.
Jackson/1996 (5)          $1,081        $1,811        $5,815          $819        $1,055        $1,661        $2,030
----------------------------------------------------------------------------------------------------------------------------------
Paul L.
Joskow/1997 (5)(7)        $1,451        $2,429        $7,770        $1,107        $1,415        $2,226        $2,606
----------------------------------------------------------------------------------------------------------------------------------
Elizabeth T.
Kennan/1992               $1,046        $1,752        $5,632          $790        $1,020        $1,607        $1,965
----------------------------------------------------------------------------------------------------------------------------------
John H.
Mullin, III/1997 (5)      $1,023        $1,712        $5,507          $772          $997        $1,571        $1,925
----------------------------------------------------------------------------------------------------------------------------------
Robert E.
Patterson/1984            $1,021        $1,709        $5,495          $771          $995        $1,568        $1,925
----------------------------------------------------------------------------------------------------------------------------------
George
Putnam, III/1984 (7)      $1,271        $2,129        $6,846          $960        $1,240        $1,954        $2,404
----------------------------------------------------------------------------------------------------------------------------------
W. Thomas
Stephens/1997 (5)         $1,110        $1,859        $5,967          $841        $1,082        $1,705        $2,073
----------------------------------------------------------------------------------------------------------------------------------
W. Nicholas
Thorndike/1992(8)           $616        $1,035        $3,297          $469          $600          $945        $1,346
----------------------------------------------------------------------------------------------------------------------------------
Richard B.
Worley/2004 (6)              N/A           N/A           N/A           N/A           N/A           N/A           N/A
----------------------------------------------------------------------------------------------------------------------------------

COMPENSATION TABLE (continued)

Aggregate compensation (1) from:

                                                   Putnam VT
                                     Putnam VT International
                       Putnam VT International           New     Putnam VT Putnam VT Mid     Putnam VT Putnam VT New
                   International    Growth and Opportunities     Investors     Cap Value  Money Market Opportunities
Trustee/Year         Equity Fund   Income Fund          Fund          Fund          Fund          Fund          Fund
----------------------------------------------------------------------------------------------------------------------------------
Jameson A.
Baxter/1994 (5)           $1,806        $1,156        $1,117        $1,528          $479        $1,000        $3,081
----------------------------------------------------------------------------------------------------------------------------------
Charles B.
Curtis/2001               $1,967        $1,261        $1,217        $1,662          $545        $1,067        $3,349
----------------------------------------------------------------------------------------------------------------------------------
Myra R.
Drucker/2004(6)              N/A           N/A           N/A           N/A           N/A           N/A           N/A
----------------------------------------------------------------------------------------------------------------------------------
Charles E.
Haldeman, Jr./2004 (6)       N/A           N/A           N/A           N/A           N/A           N/A           N/A
----------------------------------------------------------------------------------------------------------------------------------
John A.
Hill/1985 (5)(7)          $3,854        $2,476        $2,394        $3,248        $1,015        $2,124        $6,538
----------------------------------------------------------------------------------------------------------------------------------
Ronald J.
Jackson/1996 (5)          $1,842        $1,180        $1,140        $1,558          $497        $1,012        $3,140
----------------------------------------------------------------------------------------------------------------------------------
Paul L.
Joskow/1997 (5)(7)        $2,475        $1,589        $1,534        $2,085          $706        $1,321        $4,200
----------------------------------------------------------------------------------------------------------------------------------
Elizabeth T.
Kennan/1992               $1,781        $1,140        $1,101        $1,508          $481          $979        $3,039
----------------------------------------------------------------------------------------------------------------------------------
John H.
Mullin, III/1997 (5)      $1,741        $1,114        $1,076        $1,474          $471          $957        $2,971
----------------------------------------------------------------------------------------------------------------------------------
Robert E.
Patterson/1984            $1,738        $1,113        $1,075        $1,471          $476          $951        $2,965
----------------------------------------------------------------------------------------------------------------------------------
George
Putnam, III/1984 (7)      $2,165        $1,385        $1,338        $1,832          $581        $1,193        $3,694
----------------------------------------------------------------------------------------------------------------------------------
W. Thomas
Stephens/1997 (5)         $1,891        $1,211        $1,170        $1,598          $520        $1,031        $3,222
----------------------------------------------------------------------------------------------------------------------------------
W. Nicholas
Thorndike/1992 (8)        $1,046          $671          $652          $885          $224          $623        $1,794
----------------------------------------------------------------------------------------------------------------------------------
Richard B.
Worley/2004 (6)              N/A           N/A           N/A           N/A           N/A           N/A           N/A
----------------------------------------------------------------------------------------------------------------------------------

COMPENSATION TABLE (continued)

Aggregate compensation (1) from:

                                                                               Putnam VT
                                 Putnam VT OTC                   Putnam VT     Utilities
                   Putnam VT New    & Emerging     Putnam VT     Small Cap    Growth and     Putnam VT     Putnam VT
Trustee/Year          Value Fund   Growth Fund Research Fund    Value Fund   Income Fund    Vista Fund  Voyager Fund
----------------------------------------------------------------------------------------------------------------------------------
Jameson A.
Baxter/1994 (5)           $1,490          $874        $1,061        $1,496        $1,136        $1,387        $4,916
----------------------------------------------------------------------------------------------------------------------------------
Charles B.
Curtis/2001               $1,622          $960        $1,157        $1,629        $1,237        $1,522        $5,340
----------------------------------------------------------------------------------------------------------------------------------
Myra R.
Drucker/2004 (6)             N/A           N/A           N/A           N/A           N/A           N/A           N/A
----------------------------------------------------------------------------------------------------------------------------------
Charles E.
Haldeman, Jr./2004 (6)       N/A           N/A           N/A           N/A           N/A           N/A           N/A
----------------------------------------------------------------------------------------------------------------------------------
John A.
Hill/1985 (5)(7)          $3,169        $1,876        $2,268        $3,185        $2,432        $2,969       $10,416
----------------------------------------------------------------------------------------------------------------------------------
Ronald J.
Jackson/1996 (5)          $1,519          $894        $1,083        $1,525        $1,159        $1,418        $5,008
----------------------------------------------------------------------------------------------------------------------------------
Paul L.
Joskow/1997 (5)(7)        $2,038        $1,218        $1,456        $2,048        $1,557        $1,927        $6,690
----------------------------------------------------------------------------------------------------------------------------------
Elizabeth T.
Kennan/1992               $1,470          $861        $1,047        $1,476        $1,120        $1,366        $4,849
----------------------------------------------------------------------------------------------------------------------------------
John H.
Mullin, III/1997 (5)      $1,438          $840        $1,023        $1,443        $1,095        $1,334        $4,742
----------------------------------------------------------------------------------------------------------------------------------
Robert E.
Patterson/1984            $1,435          $842        $1,022        $1,440        $1,093        $1,336        $4,731
----------------------------------------------------------------------------------------------------------------------------------
George
Putnam, III/1984 (7)      $1,786        $1,047        $1,272        $1,794        $1,362        $1,661        $5,895
----------------------------------------------------------------------------------------------------------------------------------
W. Thomas
Stephens/1997 (5)         $1,560          $918        $1,112        $1,566        $1,190        $1,456        $5,138
----------------------------------------------------------------------------------------------------------------------------------
W. Nicholas
Thorndike/1992 (8)          $858          $541          $617          $859          $659          $852        $2,855
----------------------------------------------------------------------------------------------------------------------------------
Richard B.
Worley/2004 (6)              N/A           N/A           N/A           N/A           N/A           N/A           N/A
----------------------------------------------------------------------------------------------------------------------------------

COMPENSATION TABLE

Pension or retirement benefits accrued as part of fund expenses from:

                       Putnam VT     Putnam VT     Putnam VT                                           Putnam VT The
                        American       Capital       Capital     Putnam VT     Putnam VT     Putnam VT George Putnam
                      Government  Appreciation Opportunities     Discovery   Diversified Equity Income       Fund of
Trustee/Year         Income Fund          Fund          Fund   Growth Fund   Income Fund          Fund        Boston
----------------------------------------------------------------------------------------------------------------------------------

Jameson A.
Baxter/1994 (5)             $261          $161           $33          $186          $403          $161          $415
----------------------------------------------------------------------------------------------------------------------------------
Charles B.
Curtis/2001                  363           225            46           259           561           225           578
----------------------------------------------------------------------------------------------------------------------------------
Myra R.
Drucker/2004 (6)             N/A           N/A           N/A           N/A           N/A           N/A           N/A
----------------------------------------------------------------------------------------------------------------------------------
Charles E.
Haldeman, Jr./2004 (6)       N/A           N/A           N/A           N/A           N/A           N/A           N/A
----------------------------------------------------------------------------------------------------------------------------------
John A.
Hill/1985 (5)(7)             339           210            43           242           524           210           540
----------------------------------------------------------------------------------------------------------------------------------
Ronald J.
Jackson/1996 (5)             275           171            35           197           426           171           439
----------------------------------------------------------------------------------------------------------------------------------
Paul L.
Joskow/1997 (5)(7)           198           122            25           141           305           122           315
----------------------------------------------------------------------------------------------------------------------------------
Elizabeth T.
Kennan/1992                  348           215            44           249           538           215           554
----------------------------------------------------------------------------------------------------------------------------------
John H.
Mullin, III/1997 (5)         302           187            39           215           466           187           481
----------------------------------------------------------------------------------------------------------------------------------
Robert E.
Patterson/1984               188           116            24           134           290           116           299
----------------------------------------------------------------------------------------------------------------------------------
George
Putnam, III/1984 (7)         156            96            20           111           241            96           248
----------------------------------------------------------------------------------------------------------------------------------
W. Thomas
Stephens/1997 (5)            275           171            35           197           426           171           439
----------------------------------------------------------------------------------------------------------------------------------
W. Nicholas
Thorndike/1992 (8)           448           277            57           320           693           277           714

----------------------------------------------------------------------------------------------------------------------------------
Richard B.
Worley/2004 (6)              N/A           N/A           N/A           N/A           N/A           N/A           N/A
----------------------------------------------------------------------------------------------------------------------------------


COMPENSATION TABLE (continued)

Pension or retirement benefits accrued as part of fund expenses from:

                       Putnam VT                                 Putnam VT
                    Global Asset     Putnam VT     Putnam VT        Growth     Putnam VT     Putnam VT                   Putnam VT
                      Allocation Global Equity    Growth and Opportunities        Health    High Yield     Putnam VT International
Trustee/Year                Fund          Fund   Income Fund          Fund Sciences Fund          Fund   Income Fund   Equity Fund
----------------------------------------------------------------------------------------------------------------------------------

Jameson A.
Baxter/1994 (5)             $276          $465        $1,470          $211          $267          $425          $630          $465
----------------------------------------------------------------------------------------------------------------------------------
Charles B.
Curtis/2001                  384           647         2,046           294           371           591           877           647
----------------------------------------------------------------------------------------------------------------------------------
Myra R.
Drucker/2004 (6)             N/A           N/A           N/A           N/A           N/A           N/A           N/A           N/A
----------------------------------------------------------------------------------------------------------------------------------
Charles E.
Haldeman, Jr./2004 (6)       N/A           N/A           N/A           N/A           N/A           N/A           N/A           N/A
----------------------------------------------------------------------------------------------------------------------------------
John A.
Hill/1985 (5)(7)             359           605         1,911           274           347           552           819           605
----------------------------------------------------------------------------------------------------------------------------------
Ronald J.
Jackson/1996 (5)             292           492         1,554           223           282           449           666           492
----------------------------------------------------------------------------------------------------------------------------------
Paul L.
Joskow/1997 (5)(7)           209           353         1,115           160           202           322           478           353
----------------------------------------------------------------------------------------------------------------------------------
Elizabeth T.
Kennan/1992                  369           621         1,963           282           356           567           841           621
----------------------------------------------------------------------------------------------------------------------------------
John H.
Mullin, III/1997 (5)         319           538         1,701           244           309           492           729           538
----------------------------------------------------------------------------------------------------------------------------------
Robert E.
Patterson/1984               199           335         1,058           152           192           306           453           335
----------------------------------------------------------------------------------------------------------------------------------
George
Putnam, III/1984 (7)         165           278           878           126           159           254           376           278
----------------------------------------------------------------------------------------------------------------------------------
W. Thomas
Stephens/1997 (5)            292           492         1,554           223           282           449           666           492
----------------------------------------------------------------------------------------------------------------------------------
W. Nicholas
Thorndike/1992 (8)           475           800         2,528           363           459           731         1,083           800

----------------------------------------------------------------------------------------------------------------------------------
Richard B.
Worley/2004 (6)              N/A           N/A           N/A           N/A           N/A           N/A           N/A           N/A
----------------------------------------------------------------------------------------------------------------------------------


COMPENSATION TABLE (continued)

Pension or retirement benefits accrued as part of fund expenses from:

                                     Putnam VT
                       Putnam VT International
                   International           New     Putnam VT Putnam VT Mid     Putnam VT Putnam VT New
                      Growth and Opportunities     Investors     Cap Value  Money Market Opportunities Putnam VT New
Trustee/Year         Income Fund          Fund          Fund          Fund          Fund          Fund    Value Fund
----------------------------------------------------------------------------------------------------------------------------------

Jameson A.
Baxter/1994 (5)             $298          $291          $397           $33          $338          $807          $382
----------------------------------------------------------------------------------------------------------------------------------
Charles B.
Curtis/2001                  415           406           553            46           471         1,123           531
----------------------------------------------------------------------------------------------------------------------------------
Myra R.
Drucker/2004 (6)             N/A           N/A           N/A           N/A           N/A           N/A           N/A
----------------------------------------------------------------------------------------------------------------------------------
Charles E.
Haldeman, Jr./2004 (6)       N/A           N/A           N/A           N/A           N/A           N/A           N/A
----------------------------------------------------------------------------------------------------------------------------------
John A.
Hill/1985 (5)(7)             388           379           516            43           440         1,049           496
----------------------------------------------------------------------------------------------------------------------------------
Ronald J.
Jackson/1996 (5)             315           308           420            35           358           852           403
----------------------------------------------------------------------------------------------------------------------------------
Paul L.
Joskow/1997 (5)(7)           226           221           301            25           257           612           289
----------------------------------------------------------------------------------------------------------------------------------
Elizabeth T.
Kennan/1992                  398           389           530            44           452         1,077           510
----------------------------------------------------------------------------------------------------------------------------------
John H.
Mullin, III/1997 (5)         345           337           460            39           392           933           442
----------------------------------------------------------------------------------------------------------------------------------
Robert E.
Patterson/1984               215           210           286            24           243           580           275
----------------------------------------------------------------------------------------------------------------------------------
George
Putnam, III/1984 (7)         178           174           237            20           202           482           228
----------------------------------------------------------------------------------------------------------------------------------
W. Thomas
Stephens/1997 (5)            315           308           420            35           358           852           403
----------------------------------------------------------------------------------------------------------------------------------
W. Nicholas
Thorndike/1992 (8)           513           501           683            57           582         1,387           656

----------------------------------------------------------------------------------------------------------------------------------
Richard B.
Worley/2004 (6)              N/A           N/A           N/A           N/A           N/A           N/A           N/A
----------------------------------------------------------------------------------------------------------------------------------


COMPENSATION TABLE (continued)
Pension or retirement benefits accrued as part of fund expenses from:
                                                                                                           Estimated
                                                                                                              annual
                                                                                                       benefits from        Total
                                                                 Putnam VT                                all Putnam compensation
                   Putnam VT OTC                   Putnam VT     Utilities                                funds upon     from all
                      & Emerging     Putnam VT     Small Cap    Growth and     Putnam VT     Putnam VT    retirement Putnam funds
Trustee/Year         Growth Fund Research Fund    Value Fund   Income Fund    Vista Fund  Voyager Fund           (2)       (3)(4)
---------------------------------------------------------------------------------------------------------------------------------

Jameson A.
Baxter/1994 (5)             $242          $276          $382          $295          $382        $1,284      $100,000     $218,950
---------------------------------------------------------------------------------------------------------------------------------
Charles B.
Curtis/2001                  337           384           531           410           531         1,787       100,000      244,250
---------------------------------------------------------------------------------------------------------------------------------
Myra R.
Drucker/2004(6)              N/A           N/A           N/A           N/A           N/A           N/A            --       33,780
---------------------------------------------------------------------------------------------------------------------------------
Charles E.
Haldeman, Jr./2004 (6)       N/A           N/A           N/A           N/A           N/A           N/A            --           --
---------------------------------------------------------------------------------------------------------------------------------
John A.
Hill/1985 (5)(7)             314           359           496           383           496         1,669       200,000      458,626
---------------------------------------------------------------------------------------------------------------------------------
Ronald J.
Jackson/1996 (5)             256           292           403           311           403         1,357       100,000      224,000
---------------------------------------------------------------------------------------------------------------------------------
Paul L.
Joskow/1997 (5)(7)           183           209           289           223           289           974       100,000      294,500
---------------------------------------------------------------------------------------------------------------------------------
Elizabeth T.
Kennan/1992                  323           369           510           393           510         1,714       100,000      221,500
---------------------------------------------------------------------------------------------------------------------------------
John H.
Mullin, III/1997 (5)         280           319           442           341           442         1,486       100,000      216,200
---------------------------------------------------------------------------------------------------------------------------------
Robert E.
Patterson/1984               174           199           275           212           275           924       100,000      217,750
---------------------------------------------------------------------------------------------------------------------------------
George
Putnam, III/1984 (7)         144           165           228           176           228           767       125,000      262,500
---------------------------------------------------------------------------------------------------------------------------------
W. Thomas
Stephens/1997 (5)            256           292           403           311           403         1,357       100,000      228,250
---------------------------------------------------------------------------------------------------------------------------------
W. Nicholas
Thorndike/1992 (8)           416           475           656           506           656         2,208       105,783      114,500

---------------------------------------------------------------------------------------------------------------------------------
Richard B.
Worley/2004 (6)              N/A           N/A           N/A           N/A           N/A           N/A            --       33,780
---------------------------------------------------------------------------------------------------------------------------------


(1) Includes an annual retainer and an attendance fee for each meeting attended.

(2) Assumes that each Trustee retires at the normal retirement date. For Trustees who are not within three years of retirement, estimated benefits for each Trustee are based on Trustee fee rates in effect during calendar 2004. For Mr. Thorndike, the annual benefits equal the actual benefits he is currently receiving under the Retirement Plan for Trustees of the Putnam funds.

(3) As of December 31, 2004, there were 110 funds in the Putnam family. For Mr. Hill, amounts shown also include compensation for service as a trustee of TH Lee, Putnam Emerging Opportunities Portfolio, a closed-end fund advised by an affiliate of Putnam Management.

(4) Includes amounts (ranging from approximately $5,000 to $90,000 per Trustee) for which the Putnam funds were reimbursed by Putnam Management for special Board and committee meetings and additional time spent on behalf of Putnam funds in connection with certain regulatory and other matters relating to alleged improper trading by certain Putnam Management employees and participants in certain 401(k) plans administered by Putnam Fiduciary Trust Company.

(5) Includes compensation deferred pursuant to a Trustee Compensation Deferral Plan. As of December 31, 2004, the total amounts of deferred compensation payable by the fund, including income earned on such amounts, to certain Trustees were:


                                         Baxter         Hill      Jackson       Joskow   Mullin III     Stephens
----------------------------------------------------------------------------------------------------------------
VT American Government Income         $1,166.03    $4,105.39    $2,062.19    $1,372.15    $1,337.11      $380.14
VT Capital Appreciation                 $518.30    $1,824.85      $916.65      $609.93      $594.35      $168.97
VT Capital Opportunities                 $99.72      $351.09      $176.36      $117.35      $114.35       $32.51
VT Discovery Growth                     $844.10    $2,971.93    $1,492.84      $993.31      $967.95      $275.19
VT Diversified Income                 $1,689.93    $5,949.93    $2,988.74    $1,988.66    $1,937.88      $550.94
VT Equity Income                        $342.66    $1,206.45      $606.02      $403.24      $392.94      $111.71
VT George Putnam Fund                 $1,706.25    $6,007.40    $3,017.60    $2,007.87    $1,956.59      $556.26
VT Global Asset Allocation            $4,334.56   $15,261.22    $7,665.93    $5,100.79    $4,970.54    $1,413.12
VT Global Equity                      $9,171.88   $32,292.56   $16,221.00   $10,793.21   $10,517.59    $2,990.14
VT Growth and Income                 $24,430.13   $86,014.10   $43,206.08   $28,748.67   $28,014.54    $7,964.52
VT Growth Opportunities                 $882.22    $3,106.13    $1,560.25    $1,038.17    $1,011.66      $287.61
VT Health Sciences                    $1,131.54    $3,983.96    $2,001.20    $1,331.57    $1,297.57      $368.90
VT High Yield                         $6,058.83   $21,332.06   $10,715.39    $7,129.86    $6,947.79    $1,975.25
VT Income                             $6,154.70   $21,669.58   $10,884.93    $7,242.67    $7,057.72    $2,006.51
VT International Equity               $2,264.61    $7,973.30    $4,005.10    $2,664.93    $2,596.88      $738.29
VT International Growth & Income      $1,259.36    $4,433.98    $2,227.25    $1,481.98    $1,444.14      $410.57
VT International New Opportunities    $1,228.85    $4,326.55    $2,173.28    $1,446.07    $1,409.14      $400.62
VT Investors                          $1,646.72    $5,797.81    $2,912.32    $1,937.82    $1,888.33      $536.85
VT Mid-Cap Value                        $224.81      $791.51      $397.58      $264.55      $257.79       $73.29
VT Money Market                       $1,592.50    $5,606.91    $2,816.43    $1,874.01    $1,826.15      $519.17
VT New Opportunities                 $13,316.03   $46,883.33   $23,550.15   $15,669.92   $15,269.76    $4,341.18
VT New Value                          $1,473.58    $5,188.21    $2,606.11    $1,734.07    $1,689.78      $480.40
VT OTC & Emerging Growth                $957.43    $3,370.94    $1,693.27    $1,126.68    $1,097.90      $312.13
VT Research                           $1,156.05    $4,070.24    $2,044.54    $1,360.41    $1,325.67      $376.89
VT Small Cap Value                    $1,369.87    $4,823.06    $2,422.69    $1,612.02    $1,570.86      $446.59
VT Utilities Growth & Income          $5,063.69   $17,828.33    $8,955.42    $5,958.80    $5,806.64    $1,650.82
VT Vista                              $1,426.31    $5,021.78    $2,522.51    $1,678.44    $1,635.58      $464.99
VT Voyager                           $20,103.95   $70,782.41   $35,554.99   $23,657.76   $23,053.63    $6,554.13


(6) Ms. Drucker and Messrs. Haldeman and Worley were elected to the Board of Trustees of Putnam Variable Trust on December 9, 2004.

(7) Includes additional compensation to Messrs. Hill, Putnam and Dr. Joskow for service as Chairman of the Trustees, President of the Funds and Chairman of the Audit and Pricing Committee, respectively.

(8) Mr. Thorndike retired from the Board of Trustees of the Putnam funds on June 30, 2004.

Under a Retirement Plan for Trustees of the Putnam funds (the "Plan"), each Trustee who retires with at least five years of service as a Trustee of the funds is entitled to receive an annual retirement benefit equal to one-half of the average annual compensation paid to such Trustee for the last three years of service prior to retirement. This retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for a number of years equal to such Trustee's years of service. A death benefit, also available under the Plan, assures that the Trustee and his or her beneficiaries will receive benefit payments for the lesser of an aggregate period of (i) ten years or (ii) such Trustee's total years of service.

The Plan Administrator (currently the Board Policy and Nominating Committee) may terminate or amend the Plan at any time, but no termination or amendment will result in a reduction in the amount of benefits (i) currently being paid to a Trustee at the time of such termination or amendment, or (ii) to which a current Trustee would have been entitled had he or she retired immediately prior to such termination or amendment. The Trustees have terminated the Plan with respect to any Trustee first elected to the board after 2003.

For additional information concerning the Trustees, see "Management" in this SAI.

Share ownership

At March 31, 2005 the officers and Trustees as a group owned directly no shares of the Trust or any fund thereof. As of that date, less than 1% of the value of the accumulation units with respect to any fund was attributable to the officers and Trustees of the Trust, as a group, owning variable annuity contracts or variable life insurance policies issued by the insurers listed in the following tables or by other insurers that may hold shares of a fund. Except to the extent set forth below, no person owned of record or to the knowledge of the Trust beneficially 5% or more of the shares of any fund of the Trust.

                                                                  PERCENTAGE
FUND AND CLASS                     SHAREHOLDER NAME AND ADDRESS        OWNED

PUTNAM VT AMER GOVT INCOME IA      HARTFORD LIFE (6)*                 100.00%
PUTNAM VT AMER GOVT INCOME IB      ALLSTATE LIFE INSURANCE CO (2)*     75.50%
PUTNAM VT AMER GOVT INCOME IB      ALLSTATE LIFE OF NY (3)              9.30%
PUTNAM VT AMER GOVT INCOME IB      HARTFORD LIFE (6)                   14.70%
PUTNAM VT CAPITAL OPPS IA          HARTFORD LIFE & ANNUITY (7)*        61.80%
PUTNAM VT CAPITAL OPPS IA          HARTFORD LIFE INS CO (8)*           37.70%
PUTNAM VT CAPITAL OPPS IB          ALLSTATE LIFE INSURANCE CO (2)*     40.20%
PUTNAM VT CAPITAL OPPS IB          HARTFORD LIFE & ANNUITY (7)*        46.10%
PUTNAM VT CAPITAL OPPS IB          HARTFORD LIFE INS CO (8)            10.10%
PUTNAM VT CAPITAL APPRECIATION IA  HARTFORD LIFE (6)*                 100.00%
PUTNAM VT CAPITAL APPRECIATION IB  ALLSTATE LIFE INSURANCE CO (2)*     73.30%
PUTNAM VT CAPITAL APPRECIATION IB  HARTFORD LIFE (6)                   21.90%
PUTNAM VT DISCOVERY GROWTH IA      HARTFORD LIFE (6)*                 100.00%
PUTNAM VT DISCOVERY GROWTH IB      ALLSTATE LIFE INSURANCE CO (2)*     54.20%
PUTNAM VT DISCOVERY GROWTH IB      HARTFORD LIFE (6)                   12.00%
PUTNAM VT DISCOVERY GROWTH IB      ING USA ANNUITY AND LIFE (9)         8.60%
PUTNAM VT DISCOVERY GROWTH IB      INTEGRITY LIFE INSURANCE (10)        5.90%
PUTNAM VT DIVERSIFIED INCOME IA    HARTFORD LIFE (6)*                  97.80%
PUTNAM VT DIVERSIFIED INCOME IB    ALLSTATE LIFE INSURANCE CO (2)*     60.70%
PUTNAM VT DIVERSIFIED INCOME IB    ALLSTATE LIFE OF NY (3)              6.30%
PUTNAM VT DIVERSIFIED INCOME IB    HARTFORD LIFE (6)                   23.10%
PUTNAM VT EQUITY INCOME IA         HARTFORD LIFE & ANNUITY (7)*        67.10%
PUTNAM VT EQUITY INCOME IA         HARTFORD LIFE INS CO (8)*           32.50%
PUTNAM VT EQUITY INCOME IB         ALLSTATE LIFE INSURANCE CO (2)*     37.60%
PUTNAM VT EQUITY INCOME IB         HARTFORD LIFE & ANNUITY (7)*        27.00%
PUTNAM VT EQUITY INCOME IB         HARTFORD LIFE INS CO (8)             7.30%
PUTNAM VT EQUITY INCOME IB         METLIFE INVESTORS VA/VL ACCT 1 (13) 22.90%
PUTNAM VT GEORGE PUTNAM IA         HARTFORD LIFE (6)*                  99.70%
PUTNAM VT GEORGE PUTNAM IB         ALLSTATE LIFE INSURANCE CO (2)*     79.90%
PUTNAM VT GEORGE PUTNAM IB         ALLSTATE LIFE OF NY (3)              5.60%
PUTNAM VT GEORGE PUTNAM IB         HARTFORD LIFE (6)                   12.80%
PUTNAM VT GLOBAL ASSET ALLOC IA    HARTFORD LIFE (6)*                  98.50%
PUTNAM VT GLOBAL ASSET ALLOC IB    ALLSTATE LIFE INSURANCE CO (2)*     63.90%
PUTNAM VT GLOBAL ASSET ALLOC IB    ALLSTATE LIFE OF NY (3)             14.60%
PUTNAM VT GLOBAL ASSET ALLOC IB    HARTFORD LIFE (6)                   21.30%
PUTNAM VT GLOBAL EQUITY IA         HARTFORD LIFE (6)*                  99.60%
PUTNAM VT GLOBAL EQUITY IB         AEGON PFL FIRST UNION (1)            6.20%
PUTNAM VT GLOBAL EQUITY IB         ALLSTATE LIFE INSURANCE CO (2)*     75.70%
PUTNAM VT GLOBAL EQUITY IB         ALLSTATE LIFE OF NY (3)              8.30%
PUTNAM VT GLOBAL EQUITY IB         HARTFORD LIFE (6)                    8.90%
PUTNAM VT GROWTH AND INCOME IA     HARTFORD LIFE (6)*                  97.10%
PUTNAM VT GROWTH AND INCOME IB     ALLSTATE LIFE INSURANCE CO (2)*     67.80%
PUTNAM VT GROWTH AND INCOME IB     ALLSTATE LIFE OF NY (3)              5.60%
PUTNAM VT GROWTH AND INCOME IB     HARTFORD LIFE (6)                   10.70%
PUTNAM VT GROWTH OPPS IA           HARTFORD LIFE (6)*                 100.00%
PUTNAM VT GROWTH OPPS IB           ALLSTATE LIFE INSURANCE CO (2)*     72.10%
PUTNAM VT GROWTH OPPS IB           ALLSTATE LIFE OF NY (3)              6.20%
PUTNAM VT GROWTH OPPS IB           HARTFORD LIFE (6)                   16.60%
PUTNAM VT HEALTH SCIENCES IA       HARTFORD LIFE (6)*                 100.00%
PUTNAM VT HEALTH SCIENCES IB       ALLSTATE LIFE INSURANCE CO (2)*     48.20%
PUTNAM VT HEALTH SCIENCES IB       AXP IDS LIFE (5)                    23.70%
PUTNAM VT HEALTH SCIENCES IB       HARTFORD LIFE (6)                    5.30%
PUTNAM VT HEALTH SCIENCES IB       LINCOLN NATIONAL VARIABLE (11)      13.30%
PUTNAM VT HIGH YIELD IA            HARTFORD LIFE (6)*                  98.80%
PUTNAM VT HIGH YIELD IB            ALLSTATE LIFE INSURANCE CO (2)*     58.60%
PUTNAM VT HIGH YIELD IB            ALLSTATE LIFE OF NY (3)              5.30%
PUTNAM VT HIGH YIELD IB            AXP IDS LIFE (5)                    10.70%
PUTNAM VT HIGH YIELD IB            HARTFORD LIFE (6)                   18.00%
PUTNAM VT HIGH YIELD IB            LINCOLN BENEFIT LIFE CO (12)         5.70%
PUTNAM VT INCOME IA                HARTFORD LIFE (6)*                  98.10%
PUTNAM VT INCOME IB                ALLSTATE LIFE INSURANCE CO (2)*     71.40%
PUTNAM VT INCOME IB                ALLSTATE LIFE OF NY (3)              7.70%
PUTNAM VT INCOME IB                HARTFORD LIFE (6)                   20.30%
PUTNAM VT INTERNATIONAL G&I IA     HARTFORD LIFE (6)*                  99.70%
PUTNAM VT INTERNATIONAL G&I IB     ALLSTATE LIFE INSURANCE CO (2)*     56.40%
PUTNAM VT INTERNATIONAL G&I IB     HARTFORD LIFE (6)                   18.00%
PUTNAM VT INTERNATIONAL G&I IB     LINCOLN BENEFIT LIFE CO (12)         7.50%
PUTNAM VT INTL EQUITY IA           HARTFORD LIFE (6)*                  94.50%
PUTNAM VT INTL EQUITY IB           ALLSTATE LIFE INSURANCE CO (2)*     32.40%
PUTNAM VT INTL EQUITY IB           ALLSTATE NORTHBROOK LIFE (14)       12.20%
PUTNAM VT INTL EQUITY IB           AXP IDS LIFE (5)                    15.40%
PUTNAM VT INTL EQUITY IB           HARTFORD LIFE (6)                    6.50%
PUTNAM VT INTL EQUITY IB           METLIFE INVESTORS VA/VL ACCT 1 (13)  6.30%
PUTNAM VT INTL EQUITY IB           TRAVELERS INSURANCE COMPANY (15)     5.90%
PUTNAM VT INTL NEW OPPS IA         HARTFORD LIFE (6)*                  99.90%
PUTNAM VT INTL NEW OPPS IB         ALLSTATE LIFE INSURANCE CO (2)      21.80%
PUTNAM VT INTL NEW OPPS IB         AXP IDS LIFE (5)*                   70.70%
PUTNAM VT INVESTORS IA             HARTFORD LIFE (6)*                  99.90%
PUTNAM VT INVESTORS IB             ALLSTATE LIFE INSURANCE CO (2)*     77.60%
PUTNAM VT INVESTORS IB             ALLSTATE LIFE OF NY (3)              7.20%
PUTNAM VT INVESTORS IB             HARTFORD LIFE (6)                   14.80%
PUTNAM VT MID CAP VALUE IA         HARTFORD LIFE & ANNUITY (7)*        56.40%
PUTNAM VT MID CAP VALUE IA         HARTFORD LIFE INS CO (8)*           43.40%
PUTNAM VT MID CAP VALUE IB         ALLSTATE LIFE INSURANCE CO (2)*     55.50%
PUTNAM VT MID CAP VALUE IB         ALLSTATE LIFE OF NY (3)              5.70%
PUTNAM VT MID CAP VALUE IB         HARTFORD LIFE & ANNUITY (7)         22.60%
PUTNAM VT MID CAP VALUE IB         HARTFORD LIFE INS CO (8)            15.90%
PUTNAM VT MONEY MARKET IA          HARTFORD LIFE (6)*                  97.80%
PUTNAM VT MONEY MARKET IB          AEGON PFL FIRST UNION (1)            6.10%
PUTNAM VT MONEY MARKET IB          ALLSTATE LIFE INSURANCE CO (2)*     71.90%
PUTNAM VT MONEY MARKET IB          ALLSTATE LIFE OF NY (3)              9.10%
PUTNAM VT MONEY MARKET IB          HARTFORD LIFE (6)                   12.70%
PUTNAM VT NEW OPPORTUNITIES IA     AXP IDS LIFE (5)*                   34.50%
PUTNAM VT NEW OPPORTUNITIES IA     HARTFORD LIFE (6)*                  59.00%
PUTNAM VT NEW OPPORTUNITIES IB     ALLSTATE LIFE INSURANCE CO (2)*     76.00%
PUTNAM VT NEW OPPORTUNITIES IB     ALLSTATE LIFE OF NY (3)              7.20%
PUTNAM VT NEW OPPORTUNITIES IB     HARTFORD LIFE (6)                   15.90%
PUTNAM VT NEW VALUE IA             HARTFORD LIFE (6)*                  99.60%
PUTNAM VT NEW VALUE IB             ALLSTATE LIFE INSURANCE CO (2)*     71.70%
PUTNAM VT NEW VALUE IB             HARTFORD LIFE (6)                   16.10%
PUTNAM VT OTC & EMERGING GROWTH IA HARTFORD LIFE (6)*                  92.00%
PUTNAM VT OTC & EMERGING GROWTH IA HARTFORD LIFE INS CO (8)             7.90%
PUTNAM VT OTC & EMERGING GROWTH IB ALLSTATE LIFE INSURANCE CO (2)*     83.40%
PUTNAM VT OTC & EMERGING GROWTH IB ALLSTATE LIFE OF NY (3)              5.90%
PUTNAM VT OTC & EMERGING GROWTH IB HARTFORD LIFE (6)                   10.50%
PUTNAM VT RESEARCH IA              HARTFORD LIFE (6)*                 100.00%
PUTNAM VT RESEARCH IB              ALLSTATE LIFE INSURANCE CO (2)*     82.30%
PUTNAM VT RESEARCH IB              ALLSTATE LIFE OF NY (3)              5.80%
PUTNAM VT RESEARCH IB              HARTFORD LIFE (6)                   11.10%
PUTNAM VT SMALL CAP VALUE IA       HARTFORD LIFE (6)*                  96.90%
PUTNAM VT SMALL CAP VALUE IB       ALLSTATE LIFE INSURANCE CO (2)*     25.70%
PUTNAM VT SMALL CAP VALUE IB       NORTHBROOK LIFE INSURANCE CO (14)    9.60%
PUTNAM VT SMALL CAP VALUE IB       TRAVELERS INSURANCE COMPANY (15)*   34.10%
PUTNAM VT SMALL CAP VALUE IB       TRAVELERS LIFE & ANNUITY CO (16)    11.50%
PUTNAM VT UTILITIES G&I IA         HARTFORD LIFE (6)*                  98.80%
PUTNAM VT UTILITIES G&I IB         ALLSTATE LIFE INSURANCE CO (2)*     81.90%
PUTNAM VT UTILITIES G&I IB         ALLSTATE LIFE OF NY (3)              8.00%
PUTNAM VT UTILITIES G&I IB         HARTFORD LIFE (6)                   10.00%
PUTNAM VT VISTA IA                 HARTFORD LIFE (6)*                  97.30%
PUTNAM VT VISTA IB                 ALLSTATE LIFE INSURANCE CO (2)*     37.80%
PUTNAM VT VISTA IB                 AXP AMERICAN ENTERPRISE LIFE (4)     5.30%
PUTNAM VT VISTA IB                 AXP IDS LIFE (5)*                   43.10%
PUTNAM VT VISTA IB                 HARTFORD LIFE (6)                    5.90%
PUTNAM VT VOYAGER IA               HARTFORD LIFE (6)*                  94.60%
PUTNAM VT VOYAGER IB               ALLSTATE LIFE INSURANCE CO (2)*     66.90%
PUTNAM VT VOYAGER IB               ALLSTATE NORTHBROOK LIFE (14)        6.80%
PUTNAM VT VOYAGER IB               HARTFORD LIFE (6)                   11.80%

* Shareholder may be deemed to control the indicated fund.

The addresses for the shareholders listed above are:

 (1) Aegon PFL First Union, 4333 Edgewood Rd NE, Cedar Rapids, IA 52499

 (2) Allstate Life Insurance Co., 3100 Sanders Rd., Northbrook, IL 60062

 (3) Allstate Life of NY, 3100 Sanders Rd, Northbrook, IL 60062

 (4) AXP American Enterprise Life, 1497 AXP Financial Center, Minneapolis, MN 55474

 (5) AXP IDS Life, 1497 AXP Financial Center, Minneapolis, MN 55474

 (6) Hartford Life, 200 Hopmeadow St #A3E, Weatogue, CT 06089

 (7) Hartford Life & Annuity, PO Box 2999, Hartford, CT 06104

 (8) Hartford Life Insurance Co, PO Box 2999, Hartford, CT 06104

 (9) ING USA Annuity and Life Insurance Company, 151 Farmington Ave #TN41, Hartford, CT 06156

(10) Integrity Life Insurance Co., 515 West Market St., Louisville, KY 40202

(11) Lincoln National Variable Universal Life DB, 1300 South Clinton St., Fort Wayne, IN 46802

(12) Lincoln Benefit Life Company, Nebraska Service Center, 2940 South 84th St, Lincoln, NE 68506

(13) MetLife Investors VA/VL Acct 1, 501 Boylston St, Boston, MA 02116

(14) Northbrook Life Insurance Co, 3100 Sanders Rd, Ste K4A, Northbrook, IL
     60062

(15) Travelers Insurance Company, One Tower Square, Hartford, CT 06183

(16) Travelers Life & Annuity Co, One Tower Square, Hartford, CT 06183

Distribution fees

During fiscal 2004, class IB shares of the funds paid the following 12b-1 fees to Putnam Retail Management:

----------------------------------------------------------
Putnam VT American Government Income Fund         $239,314
----------------------------------------------------------
Putnam VT Capital Appreciation Fund                 52,356
----------------------------------------------------------
Putnam VT Capital Opportunities Fund                15,213
----------------------------------------------------------
Putnam VT Discovery Growth Fund                     83,971
----------------------------------------------------------
Putnam VT Diversified Income Fund                  362,225
----------------------------------------------------------
Putnam VT Equity Income Fund                        93,243
----------------------------------------------------------
Putnam VT The George Putnam Fund of Boston         672,681
----------------------------------------------------------
Putnam VT Global Asset Allocation Fund              97,448
----------------------------------------------------------
Putnam VT Global Equity Fund                       182,284
----------------------------------------------------------
Putnam VT Growth and Income Fund                 2,086,230
----------------------------------------------------------
Putnam VT Growth Opportunities Fund                 91,598
----------------------------------------------------------
Putnam VT Health Sciences Fund                     404,077
----------------------------------------------------------
Putnam VT High Yield Fund                          402,881
----------------------------------------------------------
Putnam VT Income Fund                              677,320
----------------------------------------------------------
Putnam VT International Equity Fund              1,277,054
----------------------------------------------------------
Putnam VT International Growth and Income          175,319
----------------------------------------------------------
Putnam VT International New Opportunities Fund     340,578
----------------------------------------------------------
Putnam VT Investors Fund                           541,241
----------------------------------------------------------
Putnam VT Mid Cap Value Fund                        24,676
----------------------------------------------------------
Putnam VT Money Market Fund                        282,086
----------------------------------------------------------
Putnam VT New Opportunities Fund                   420,451
----------------------------------------------------------
Putnam VT New Value Fund                           416,109
----------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund                99,295
----------------------------------------------------------
Putnam VT Research Fund                            310,360
----------------------------------------------------------
Putnam VT Small Cap Value Fund                     954,764
----------------------------------------------------------
Putnam VT Utilities Growth and Income Fund         130,127
----------------------------------------------------------
Putnam VT Vista Fund                               602,545
----------------------------------------------------------
Putnam VT Voyager Fund                           1,267,381
----------------------------------------------------------

Investor servicing and custody fees and expenses

During fiscal 2004, each fund incurred the following fees and out-of-pocket expenses for investor servicing and custody services provided by Putnam Fiduciary Trust Company:

----------------------------------------------------------
Putnam VT American Government Income Fund         $230,675
----------------------------------------------------------
Putnam VT Capital Appreciation Fund                 93,146
----------------------------------------------------------
Putnam VT Capital Opportunities Fund                58,358
----------------------------------------------------------
Putnam VT Discovery Growth Fund                    103,039
----------------------------------------------------------
Putnam VT Diversified Income Fund                  486,270
----------------------------------------------------------
Putnam VT Equity Income Fund                       118,963
----------------------------------------------------------
Putnam VT The George Putnam Fund of Boston         501,857
----------------------------------------------------------
Putnam VT Global Asset Allocation Fund             758,009
----------------------------------------------------------
Putnam VT Global Equity Fund                       741,408
----------------------------------------------------------
Putnam VT Growth and Income Fund                 2,025,129
----------------------------------------------------------
Putnam VT Growth Opportunities Fund                 64,185
----------------------------------------------------------
Putnam VT Health Sciences Fund                     290,586
----------------------------------------------------------
Putnam VT High Yield Fund                          441,123
----------------------------------------------------------
Putnam VT Income Fund                              620,610
----------------------------------------------------------
Putnam VT International Equity Fund              1,252,142
----------------------------------------------------------
Putnam VT International Growth and Income Fund     427,012
----------------------------------------------------------
Putnam VT International New Opportunities Fund     382,276
----------------------------------------------------------
Putnam VT Investors Fund                           347,401
----------------------------------------------------------
Putnam VT Mid Cap Value Fund                        49,749
----------------------------------------------------------
Putnam VT Money Market Fund                        270,347
----------------------------------------------------------
Putnam VT New Opportunities Fund                   798,641
----------------------------------------------------------
Putnam VT New Value Fund                           318,253
----------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund               127,183
----------------------------------------------------------
Putnam VT Research Fund                            185,286
----------------------------------------------------------
Putnam VT Small Cap Value Fund                     430,069
----------------------------------------------------------
Putnam VT Utilities Growth and Income Fund         353,202
----------------------------------------------------------
Putnam VT Vista Fund                               338,238
----------------------------------------------------------
Putnam VT Voyager Fund                           1,178,401
----------------------------------------------------------

FUND OWNERSHIP AND OTHER ACCOUNTS MANAGED BY THE FUNDS' PORTFOLIO
MANAGERS

As of December 31, 2004, except as noted below, none of the portfolio managers identified in the prospectus beneficially owned equity securities in the fund(s) of the Trust that he or she managed. The funds are offered only to separate accounts of insurance companies. Individual investors may not invest in the funds directly, but only through purchasing variable annuity contracts or variable life insurance policies that include the funds as investment options.

                                                              Dollar range
Putnam VT Fund                       Portfolio Leader/Member         owned

Putnam VT International Equity Fund  Simon Davis                $1-$10,000
Putnam VT Global Equity Fund         David Gerber               $1-$10,000
Putnam VT High Yield Fund            Rosemary Thomsen           $1-$10,000

The following table shows the number and approximate assets of other investment accounts (or portions of investment accounts) that the funds' Portfolio Leaders and Portfolio Members managed as of the funds' fiscal year-end (except as otherwise noted). The other accounts may include accounts for which the individual was not designated as a portfolio leader or portfolio member. Unless noted, none of the other accounts pays a fee based on the account's performance.


PUTNAM VT AMERICAN GOVERNMENT INCOME FUND
-------------------------------------------------------------------------------------------------------
                                                                                      Other
                                                                                    accounts
                                                                                   (including
                                                                                    separate
                                                                                    accounts,
                                                                                     managed
                                                                                     account
                                Other                     Other                   programs, and
                             SEC-registered           accounts that               single-sponsor
                                open-end               pool assets                   defined
                                 and                    from more                 contribution
                              closed-end                 than one                      plan
Portfolio Leader or Member      funds                     client                     offerings)
-------------------------------------------------------------------------------------------------------
                        Number                    Number of                   Number of
                     of accounts      Assets      accounts        Assets       accounts     Assets
-------------------------------------------------------------------------------------------------------
Kevin M. Cronin           15     $17,116,100,000     17      $14,681,900,000     20*     $4,590,600,000
-------------------------------------------------------------------------------------------------------
Rob A. Bloemker           12     $10,681,500,000     13      $12,183,800,000     19**    $5,127,100,000
-------------------------------------------------------------------------------------------------------
Daniel S. Choquette***     3      $3,348,900,000      1          $20,900,000      1          $3,100,000
-------------------------------------------------------------------------------------------------------


  * Four accounts, with total assets of $884,165,726, pay an advisory fee based on account performance.

 ** Five accounts, with total assets of $1,014,295,986, pay an advisory fee based on account performance.

*** Information for Mr. Choquette, who joined the fund after the fund's fiscal year end, is as of March 31, 2005.



PUTNAM VT CAPITAL APPRECIATION FUND
-------------------------------------------------------------------------------------------------------
                                                                                      Other
                                                                                    accounts
                                                                                   (including
                                                                                    separate
                                                                                    accounts,
                                                                                     managed
                                                                                     account
                                Other                     Other                   programs, and
                             SEC-registered           accounts that               single-sponsor
                                open-end               pool assets                   defined
                                 and                    from more                 contribution
                              closed-end                 than one                      plan
Portfolio Leader or Member      funds                     client                     offerings)
-------------------------------------------------------------------------------------------------------
                        Number                    Number of                   Number of
                     of accounts      Assets      accounts        Assets       accounts     Assets
-------------------------------------------------------------------------------------------------------
Joshua H. Brooks          6      $8,801,700,000      25*     $4,636,000,000      14**    $2,107,600,000
-------------------------------------------------------------------------------------------------------
Richard P. Cervone        5      $5,806,600,000       4      $102,900,000        1          $39,900,000
-------------------------------------------------------------------------------------------------------
Joseph P. Joseph          6      $2,946,200,000       3***   $110,700,000        3         $468,200,000
-------------------------------------------------------------------------------------------------------
James C. Wiess            5      $5,797,600,000       4      $102,900,000        1          $37,500,000
-------------------------------------------------------------------------------------------------------
James S. Yu               5      $5,809,100,000       4      $102,900,000        1          $37,900,000
-------------------------------------------------------------------------------------------------------


  * One account, with total assets of $92,425,201, pays an advisory fee based on account performance.

 ** One account, with total assets of $58,324,330, pays an advisory fee based on account performance.

*** One account, with total assets of $108,995,469, pays an advisory fee based on account performance.



PUTNAM VT CAPITAL OPPORTUNITIES FUND
-------------------------------------------------------------------------------------------------------
                                                                                      Other
                                                                                    accounts
                                                                                   (including
                                                                                    separate
                                                                                    accounts,
                                                                                     managed
                                                                                     account
                                Other                     Other                   programs, and
                             SEC-registered           accounts that               single-sponsor
                                open-end               pool assets                   defined
                                 and                    from more                 contribution
                              closed-end                 than one                      plan
Portfolio Leader or Member      funds                     client                     offerings)
-------------------------------------------------------------------------------------------------------
                        Number                    Number of                   Number of
                     of accounts      Assets      accounts        Assets       accounts     Assets
-------------------------------------------------------------------------------------------------------
Joseph P. Joseph          6      $2,941,700,000       3*     $110,700,000        3         $468,200,000
-------------------------------------------------------------------------------------------------------
Tinh D. Bui               5      $1,682,400,000       2*     $110,400,000        3         $186,400,000
-------------------------------------------------------------------------------------------------------
John A. Ferry             6      $2,906,700,000       1        $1,400,000        1         $113,600,000
-------------------------------------------------------------------------------------------------------
Gerald I. Moore           5      $1,673,800,000       2*     $110,400,000        3         $185,500,000
-------------------------------------------------------------------------------------------------------


* One account, with total assets of $108,995,469, pays an advisory fee based on account performance.



PUTNAM VT DISCOVERY GROWTH FUND
-------------------------------------------------------------------------------------------------------
                                                                                      Other
                                                                                    accounts
                                                                                   (including
                                                                                    separate
                                                                                    accounts,
                                                                                     managed
                                                                                     account
                                Other                     Other                   programs, and
                             SEC-registered           accounts that               single-sponsor
                                open-end               pool assets                   defined
                                 and                    from more                 contribution
                              closed-end                 than one                      plan
Portfolio Leader or Member      funds                     client                     offerings)
-------------------------------------------------------------------------------------------------------
                        Number                    Number of                   Number of
                     of accounts      Assets      accounts        Assets       accounts     Assets
-------------------------------------------------------------------------------------------------------
Richard B. Weed          11      $7,322,800,000       4*     $368,400,000          1           $200,000
-------------------------------------------------------------------------------------------------------
Robert E. Ginsberg**      8     $16,997,900,000       9      $494,800,000         14       $715,700,000
-------------------------------------------------------------------------------------------------------
Raymond K. Haddad         4      $2,440,700,000       0                 0          1           $100,000
-------------------------------------------------------------------------------------------------------


 * Two accounts, with total assets of $305,394,749, pay an advisory fee based on account performance.

** Information for Mr. Ginsberg, who joined the fund after the fund's fiscal year end, is as of March 31, 2005.



PUTNAM VT DIVERSIFIED INCOME FUND
-------------------------------------------------------------------------------------------------------
                                                                                      Other
                                                                                    accounts
                                                                                   (including
                                                                                    separate
                                                                                    accounts,
                                                                                     managed
                                                                                     account
                                Other                     Other                   programs, and
                             SEC-registered           accounts that               single-sponsor
                                open-end               pool assets                   defined
                                 and                    from more                 contribution
                              closed-end                 than one                      plan
Portfolio Leader or Member      funds                     client                     offerings)
-------------------------------------------------------------------------------------------------------
                        Number                    Number of                   Number of
                     of accounts      Assets      accounts        Assets       accounts     Assets
-------------------------------------------------------------------------------------------------------
D. William Kohli          6      $4,500,200,000       7*        $525,000,000       1         $2,097,900
-------------------------------------------------------------------------------------------------------
Rob A. Bloemker***       16     $18,685,800,000      13      $12,848,100,000      19**   $4,707,700,000
-------------------------------------------------------------------------------------------------------
Jeffrey A. Kaufman***     3      $6,958,400,000       3+        $146,000,000       1           $900,000
-------------------------------------------------------------------------------------------------------
Paul D. Scanlon***        9     $11,769,600,000       2          $76,500,000       3       $184,300,000
-------------------------------------------------------------------------------------------------------
David L. Waldman          4      $3,839,500,000       0                    0       1           $100,000
-------------------------------------------------------------------------------------------------------


  * One account, with total assets of $85,672,352, pays an advisory fee based on account performance.

 ** Five accounts, with total assets of $598,168,309, pay an advisory fee based on account performance.

*** Information for Mr. Bloemker, Mr. Kaufman and Mr. Scanlon, who joined the fund after the fund's fiscal year end, is as of March 31, 2005.

  + One account, with total assets of $78,826,682, pays an advisory fee based on account performance.



PUTNAM VT EQUITY INCOME FUND
-------------------------------------------------------------------------------------------------------
                                                                                      Other
                                                                                    accounts
                                                                                   (including
                                                                                    separate
                                                                                    accounts,
                                                                                     managed
                                                                                     account
                                Other                     Other                   programs, and
                             SEC-registered           accounts that               single-sponsor
                                open-end               pool assets                   defined
                                 and                    from more                 contribution
                              closed-end                 than one                      plan
Portfolio Leader or Member      funds                     client                     offerings)
-------------------------------------------------------------------------------------------------------
                        Number                    Number of                   Number of
                     of accounts      Assets      accounts        Assets       accounts     Assets
-------------------------------------------------------------------------------------------------------
Bartlett R. Geer          4      $5,906,500,000      1             $7,200,000      3       $531,800,000
-------------------------------------------------------------------------------------------------------
Kevin M. Cronin          15     $17,347,900,000     17        $14,681,900,000     20*    $4,590,600,000
-------------------------------------------------------------------------------------------------------
Jeanne L. Mockard         4     $11,799,200,000      1            $28,600,000      3       $517,400,000
-------------------------------------------------------------------------------------------------------


* Four accounts, with total assets of $884,165,726, pay an advisory fee based on account performance.



PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
-------------------------------------------------------------------------------------------------------
                                                                                      Other
                                                                                    accounts
                                                                                   (including
                                                                                    separate
                                                                                    accounts,
                                                                                     managed
                                                                                     account
                                Other                     Other                   programs, and
                             SEC-registered           accounts that               single-sponsor
                                open-end               pool assets                   defined
                                 and                    from more                 contribution
                              closed-end                 than one                      plan
Portfolio Leader or Member      funds                     client                     offerings)
-------------------------------------------------------------------------------------------------------
                        Number                    Number of                   Number of
                     of accounts      Assets      accounts        Assets       accounts     Assets
-------------------------------------------------------------------------------------------------------
Jeanne L. Mockard         4      $10,936,300,000     1            $28,600,000      3       $517,400,000
-------------------------------------------------------------------------------------------------------
Michael J. Abata*         5      $10,626,200,000     6            $81,300,000      4       $332,500,000
-------------------------------------------------------------------------------------------------------
Kevin M. Cronin          15      $16,339,000,000    17        $14,681,900,000     20**   $4,590,600,000
-------------------------------------------------------------------------------------------------------
Jeffrey L. Knight       122      $14,323,000,000     8           $246,800,000      3       $384,200,000
-------------------------------------------------------------------------------------------------------
Raman Srivastava          8      $12,411,500,000    11        $11,645,800,000     15     $4,030,200,000
-------------------------------------------------------------------------------------------------------


 * Information for Mr. Abata, who joined the fund after the fund's fiscal year end, is as of March 31, 2005.

** Four accounts, with total assets of $884,165,726, pay an advisory fee based on account performance.



PUTNAM VT GLOBAL ASSET ALLOCATION FUND
-------------------------------------------------------------------------------------------------------
                                                                                      Other
                                                                                    accounts
                                                                                   (including
                                                                                    separate
                                                                                    accounts,
                                                                                     managed
                                                                                     account
                                Other                     Other                   programs, and
                             SEC-registered           accounts that               single-sponsor
                                open-end               pool assets                   defined
                                 and                    from more                 contribution
                              closed-end                 than one                      plan
Portfolio Leader or Member      funds                     client                     offerings)
-------------------------------------------------------------------------------------------------------
                        Number                    Number of                   Number of
                     of accounts      Assets      accounts        Assets       accounts     Assets
-------------------------------------------------------------------------------------------------------
Jeffrey L. Knight        122    $14,642,200,000     8        $246,800,000        3         $384,200,000
-------------------------------------------------------------------------------------------------------
Robert J. Kea            120     $8,282,000,000     7        $225,400,000        3         $384,000,000
-------------------------------------------------------------------------------------------------------
Bruce S. MacDonald       120     $8,282,000,000     7        $225,400,000        3         $384,100,000
-------------------------------------------------------------------------------------------------------
Robert J. Schoen         120     $8,282,000,000     7        $225,400,000        2         $383,900,000
-------------------------------------------------------------------------------------------------------




PUTNAM VT GLOBAL EQUITY FUND
-------------------------------------------------------------------------------------------------------
                                                                                      Other
                                                                                    accounts
                                                                                   (including
                                                                                    separate
                                                                                    accounts,
                                                                                     managed
                                                                                     account
                                Other                     Other                   programs, and
                             SEC-registered           accounts that               single-sponsor
                                open-end               pool assets                   defined
                                 and                    from more                 contribution
                              closed-end                 than one                      plan
Portfolio Leader or Member      funds                     client                     offerings)
-------------------------------------------------------------------------------------------------------
                        Number                    Number of                   Number of
                     of accounts      Assets      accounts        Assets       accounts     Assets
-------------------------------------------------------------------------------------------------------
Shigeki Makino            1     $2,628,900,000       18      $4,320,800,000      13*     $2,069,900,000
-------------------------------------------------------------------------------------------------------
Mark A. Bogar             2     $2,652,900,000       19      $4,353,200,000      13*     $2,069,900,000
-------------------------------------------------------------------------------------------------------
Joshua H. Brooks          6     $8,149,100,000       25**    $4,636,000,000      14*     $2,107,600,000
-------------------------------------------------------------------------------------------------------
David E. Gerber           1     $2,628,900,000       18      $4,320,800,000      11*     $1,808,700,000
-------------------------------------------------------------------------------------------------------
Bradford S. Greenleaf     1     $2,628,900,000       18      $4,320,800,000      11*     $1,793,300,000
-------------------------------------------------------------------------------------------------------


 * One account, with total assets of $58,324,330, pays an advisory fee based on account performance.

** One account, with total assets of $92,425,201, pays an advisory fee based on account performance.



PUTNAM VT GROWTH AND INCOME FUND
-------------------------------------------------------------------------------------------------------
                                                                                      Other
                                                                                    accounts
                                                                                   (including
                                                                                    separate
                                                                                    accounts,
                                                                                     managed
                                                                                     account
                                Other                     Other                   programs, and
                             SEC-registered           accounts that               single-sponsor
                                open-end               pool assets                   defined
                                 and                    from more                 contribution
                              closed-end                 than one                      plan
Portfolio Leader or Member      funds                     client                     offerings)
-------------------------------------------------------------------------------------------------------
                        Number                    Number of                   Number of
                     of accounts      Assets      accounts        Assets       accounts     Assets
-------------------------------------------------------------------------------------------------------
Hugh H. Mullin            1     $8,142,100,000      9*      $1,351,400,000       1             $800,000
-------------------------------------------------------------------------------------------------------
David L. King            10     $5,241,700,000      8          $52,300,000       3         $190,300,000
-------------------------------------------------------------------------------------------------------
Christopher G. Miller     1     $16,153,700,000     2          $94,800,000       1             $400,000
-------------------------------------------------------------------------------------------------------


* Two accounts, with total assets of $734,735,211, pay an advisory fee based on account performance.



PUTNAM VT GROWTH OPPORTUNITIES FUND
-------------------------------------------------------------------------------------------------------
                                                                                      Other
                                                                                    accounts
                                                                                   (including
                                                                                    separate
                                                                                    accounts,
                                                                                     managed
                                                                                     account
                                Other                     Other                   programs, and
                             SEC-registered           accounts that               single-sponsor
                                open-end               pool assets                   defined
                                 and                    from more                 contribution
                              closed-end                 than one                      plan
Portfolio Leader or Member      funds                     client                     offerings)
-------------------------------------------------------------------------------------------------------
                        Number                    Number of                   Number of
                     of accounts      Assets      accounts        Assets       accounts     Assets
-------------------------------------------------------------------------------------------------------
Robert E. Ginsberg*       8     $16,953,200,000      9      $494,800,000         14        $715,700,000
-------------------------------------------------------------------------------------------------------
Kelly A. Morgan*          8**   $17,930,800,000     10      $524,900,000         13        $715,600,000
-------------------------------------------------------------------------------------------------------
Saba S. Malak*            6     $16,526,400,000      2        $5,900,000          3        $117,900,000
-------------------------------------------------------------------------------------------------------


 * Information for Mr. Ginsberg, Ms. Morgan and Mr. Malak, who joined the fund after the fund's fiscal year end, is as of March 31, 2005.

** One account, with total assets of $1,182,781,961, pays an advisory fee based on account performance.



PUTNAM VT HEALTH SCIENCES FUND
-------------------------------------------------------------------------------------------------------
                                                                                      Other
                                                                                    accounts
                                                                                   (including
                                                                                    separate
                                                                                    accounts,
                                                                                     managed
                                                                                     account
                                Other                     Other                   programs, and
                             SEC-registered           accounts that               single-sponsor
                                open-end               pool assets                   defined
                                 and                    from more                 contribution
                              closed-end                 than one                      plan
Portfolio Leader or Member      funds                     client                     offerings)
-------------------------------------------------------------------------------------------------------
                        Number                    Number of                   Number of
                     of accounts      Assets      accounts        Assets       accounts     Assets
-------------------------------------------------------------------------------------------------------
Sheba M. Alexander*       2      $2,761,600,000      0                    0      0                    0
-------------------------------------------------------------------------------------------------------
Kelsey Chen*              1      $2,746,900,000      0                    0      1             $100,000
-------------------------------------------------------------------------------------------------------


* Information for Ms. Alexander and Ms. Chen, who joined the fund after the fund's fiscal year end, is as of March 31, 2005.



PUTNAM VT HIGH YIELD FUND
-------------------------------------------------------------------------------------------------------
                                                                                      Other
                                                                                    accounts
                                                                                   (including
                                                                                    separate
                                                                                    accounts,
                                                                                     managed
                                                                                     account
                                Other                     Other                   programs, and
                             SEC-registered           accounts that               single-sponsor
                                open-end               pool assets                   defined
                                 and                    from more                 contribution
                              closed-end                 than one                      plan
Portfolio Leader or Member      funds                     client                     offerings)
-------------------------------------------------------------------------------------------------------
                        Number                    Number of                   Number of
                     of accounts      Assets      accounts        Assets       accounts     Assets
-------------------------------------------------------------------------------------------------------
Paul D. Scanlon           4       $4,243,700,000    2       $76,100,000          3         $177,900,000
-------------------------------------------------------------------------------------------------------
Rosemary H. Thomsen       4       $4,243,700,000    1       $31,900,000          3         $178,200,000
-------------------------------------------------------------------------------------------------------




PUTNAM VT INCOME FUND
-------------------------------------------------------------------------------------------------------
                                                                                      Other
                                                                                    accounts
                                                                                   (including
                                                                                    separate
                                                                                    accounts,
                                                                                     managed
                                                                                     account
                                Other                     Other                   programs, and
                             SEC-registered           accounts that               single-sponsor
                                open-end               pool assets                   defined
                                 and                    from more                 contribution
                              closed-end                 than one                      plan
Portfolio Leader or Member      funds                     client                     offerings)
-------------------------------------------------------------------------------------------------------
                        Number                    Number of                   Number of
                     of accounts      Assets      accounts        Assets       accounts     Assets
-------------------------------------------------------------------------------------------------------
Kevin M. Cronin          15     $16,432,200,000     17      $14,681,900,000       20*    $4,590,600,000
-------------------------------------------------------------------------------------------------------
Rob A. Bloemker          12      $9,997,600,000     13      $12,183,800,000       19**   $5,127,100,000
-------------------------------------------------------------------------------------------------------
Kevin F. Murphy***       10      $7,245,600,000     10      $12,313,000,000       14     $3,226,300,000
-------------------------------------------------------------------------------------------------------
Raman Srivastava***       8     $13,150,100,000     11      $12,385,100,000       15     $4,085,400,000
-------------------------------------------------------------------------------------------------------


  * Four accounts, with total assets of $884,165,726, pay an advisory fee based on account performance.

 ** Five accounts, with total assets of $1,014,295,986, pay an advisory fee based on account performance.

*** Information for Mr. Murphy and Mr. Srivastava, who joined the fund after the fund's fiscal year end, is as of March 31, 2005.



PUTNAM VT INTERNATIONAL EQUITY FUND
-------------------------------------------------------------------------------------------------------
                                                                                      Other
                                                                                    accounts
                                                                                   (including
                                                                                    separate
                                                                                    accounts,
                                                                                     managed
                                                                                     account
                                Other                     Other                   programs, and
                             SEC-registered           accounts that               single-sponsor
                                open-end               pool assets                   defined
                                 and                    from more                 contribution
                              closed-end                 than one                      plan
Portfolio Leader or Member      funds                     client                     offerings)
-------------------------------------------------------------------------------------------------------
                        Number                    Number of                   Number of
                     of accounts      Assets      accounts        Assets       accounts     Assets
-------------------------------------------------------------------------------------------------------
Joshua L. Byrne           4     $6,972,900,000      14*       $1,626,100,000     19**    $3,753,400,000
-------------------------------------------------------------------------------------------------------
Simon Davis               3     $6,125,400,000      11***     $1,850,600,000     14      $2,697,300,000
-------------------------------------------------------------------------------------------------------
Stephen S. Oler           5     $6,239,400,000      13+       $2,069,500,000     17      $2,648,900,000
-------------------------------------------------------------------------------------------------------
Mark D. Pollard           4     $6,938,100,000       8++      $1,258,600,000     11**    $2,467,800,000
-------------------------------------------------------------------------------------------------------
George W. Stairs          6     $7,412,400,000      19+++     $2,151,700,000     16      $2,373,500,000
-------------------------------------------------------------------------------------------------------


  * One account, with total assets of $678,631,799, pays an advisory fee based on account performance.

 ** One account, with total assets of $525,397,205, pays an advisory fee based on account performance.

*** Two accounts, with total assets of $1,207,465,286, pay an advisory fee based on account performance.

  + Three accounts, with total assets of $1,093,282,452, pay an advisory fee based on account performance.

 ++ One account, with total assets of $678,631,799, pays an advisory fee based on account performance.

+++ Two accounts, with total assets of $849,503,384, pay an advisory fee based on account performance.



PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND
-------------------------------------------------------------------------------------------------------
                                                                                      Other
                                                                                    accounts
                                                                                   (including
                                                                                    separate
                                                                                    accounts,
                                                                                     managed
                                                                                     account
                                Other                     Other                   programs, and
                             SEC-registered           accounts that               single-sponsor
                                open-end               pool assets                   defined
                                 and                    from more                 contribution
                              closed-end                 than one                      plan
Portfolio Leader or Member      funds                     client                     offerings)
-------------------------------------------------------------------------------------------------------
                        Number                    Number of                   Number of
                     of accounts      Assets      accounts        Assets       accounts     Assets
-------------------------------------------------------------------------------------------------------
Pamela R. Holding         5    $1,501,600,000       6*           $692,800,000     1            $200,000
-------------------------------------------------------------------------------------------------------
J. Frederick Copper       7    $2,401,900,000       8**          $774,900,000     1            $100,000
-------------------------------------------------------------------------------------------------------
George W. Stairs          6    $8,050,700,000      19***       $2,151,700,000    16      $2,373,500,000
-------------------------------------------------------------------------------------------------------


  * One account, with total assets of $170,871,585, pays an advisory fee based on account performance.

 ** Two accounts, with total assets of $216,463,948, pay an advisory fee based on account performance.

*** Two accounts, with total assets of $849,503,384, pay an advisory fee based on account performance.



PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND
-------------------------------------------------------------------------------------------------------
                                                                                      Other
                                                                                    accounts
                                                                                   (including
                                                                                    separate
                                                                                    accounts,
                                                                                     managed
                                                                                     account
                                Other                     Other                   programs, and
                             SEC-registered           accounts that               single-sponsor
                                open-end               pool assets                   defined
                                 and                    from more                 contribution
                              closed-end                 than one                      plan
Portfolio Leader or Member      funds                     client                     offerings)
-------------------------------------------------------------------------------------------------------
                        Number                    Number of                   Number of
                     of accounts      Assets      accounts        Assets       accounts     Assets
-------------------------------------------------------------------------------------------------------
Stephen P. Dexter         2        $782,100,000      11*     $1,120,800,000        1           $200,000
-------------------------------------------------------------------------------------------------------
Peter J. Hadden           2        $782,100,000      11*     $1,124,000,000        1         $1,000,000
-------------------------------------------------------------------------------------------------------
Denise D. Selden          2        $782,100,000      10*     $1,120,400,000        1         $4,800,000
-------------------------------------------------------------------------------------------------------


* Two accounts, with total assets of $190,009,873, pay an advisory fee based on account performance.



PUTNAM VT INVESTORS FUND
-------------------------------------------------------------------------------------------------------
                                                                                      Other
                                                                                    accounts
                                                                                   (including
                                                                                    separate
                                                                                    accounts,
                                                                                     managed
                                                                                     account
                                Other                     Other                   programs, and
                             SEC-registered           accounts that               single-sponsor
                                open-end               pool assets                   defined
                                 and                    from more                 contribution
                              closed-end                 than one                      plan
Portfolio Leader or Member      funds                     client                     offerings)
-------------------------------------------------------------------------------------------------------
                        Number                    Number of                   Number of
                     of accounts      Assets      accounts        Assets       accounts     Assets
-------------------------------------------------------------------------------------------------------
James C. Wiess            5     $5,275,400,000         4       $102,900,000        2        $37,500,000
-------------------------------------------------------------------------------------------------------
Joshua H. Brooks          6     $8,279,500,000        25*    $4,636,000,000       14**   $2,107,600,000
-------------------------------------------------------------------------------------------------------
Richard P. Cervone        5     $5,284,400,000         4       $102,900,000        2        $39,900,000
-------------------------------------------------------------------------------------------------------
James S. Yu               5     $5,287,000,000         4       $102,900,000        2        $37,900,000
-------------------------------------------------------------------------------------------------------


 * One account, with total assets of $92,425,201, pays an advisory fee based on account performance.

** One account, with total assets of $58,324,330, pays an advisory fee based on account performance.



PUTNAM VT MID CAP VALUE FUND
-------------------------------------------------------------------------------------------------------
                                                                                      Other
                                                                                    accounts
                                                                                   (including
                                                                                    separate
                                                                                    accounts,
                                                                                     managed
                                                                                     account
                                Other                     Other                   programs, and
                             SEC-registered           accounts that               single-sponsor
                                open-end               pool assets                   defined
                                 and                    from more                 contribution
                              closed-end                 than one                      plan
Portfolio Leader or Member      funds                     client                     offerings)
-------------------------------------------------------------------------------------------------------
                        Number                    Number of                   Number of
                     of accounts      Assets      accounts        Assets       accounts     Assets
-------------------------------------------------------------------------------------------------------
James A. Polk             1        $816,400,000      3*         $82,500,000        1         $2,100,000
-------------------------------------------------------------------------------------------------------
Edward T. Shadek, Jr.     3      $1,790,000,000      5**        $345,900,000       9***    $652,600,000
-------------------------------------------------------------------------------------------------------
J. Frederick Copper       7      $2,697,700,000      8+         $774,900,000       1           $100,000
-------------------------------------------------------------------------------------------------------


  * One account, with total assets of $45,592,363, pays an advisory fee based on account performance.

 ** Two accounts, with total assets of $69,175,197, pay an advisory fee based on account performance.

*** Two accounts, with total assets of $292,163,937, pay an advisory fee based on account performance.

  + Two accounts, with total assets of $216,463,948, pay an advisory fee based on account performance.



PUTNAM VT NEW OPPORTUNITIES FUND
-------------------------------------------------------------------------------------------------------
                                                                                      Other
                                                                                    accounts
                                                                                   (including
                                                                                    separate
                                                                                    accounts,
                                                                                     managed
                                                                                     account
                                Other                     Other                   programs, and
                             SEC-registered           accounts that               single-sponsor
                                open-end               pool assets                   defined
                                 and                    from more                 contribution
                              closed-end                 than one                      plan
Portfolio Leader or Member      funds                     client                     offerings)
-------------------------------------------------------------------------------------------------------
                        Number                    Number of                   Number of
                     of accounts      Assets      accounts        Assets       accounts     Assets
-------------------------------------------------------------------------------------------------------
Kevin M. Divney           5       $9,763,900,000     5         $208,700,000       7        $438,300,000
-------------------------------------------------------------------------------------------------------
Paul E. Marrkand          5       $9,763,900,000     5         $208,700,000       6        $438,000,000
-------------------------------------------------------------------------------------------------------
Richard B. Weed          11       $5,562,000,000     4*        $368,400,000       1            $200,000
-------------------------------------------------------------------------------------------------------


* Two accounts, with total assets of $305,394,749, pay an advisory fee based on account performance.



PUTNAM VT NEW VALUE FUND
-------------------------------------------------------------------------------------------------------
                                                                                      Other
                                                                                    accounts
                                                                                   (including
                                                                                    separate
                                                                                    accounts,
                                                                                     managed
                                                                                     account
                                Other                     Other                   programs, and
                             SEC-registered           accounts that               single-sponsor
                                open-end               pool assets                   defined
                                 and                    from more                 contribution
                              closed-end                 than one                      plan
Portfolio Leader or Member      funds                     client                     offerings)
-------------------------------------------------------------------------------------------------------
                        Number                    Number of                   Number of
                     of accounts      Assets      accounts        Assets       accounts     Assets
-------------------------------------------------------------------------------------------------------
David L. King            10       $5,238,300,000    8           $52,300,000       3        $190,300,000
-------------------------------------------------------------------------------------------------------
Michael J. Abata          5      $11,228,500,000    6           $88,900,000       4        $334,800,000
-------------------------------------------------------------------------------------------------------




PUTNAM VT OTC & EMERGING GROWTH FUND
-------------------------------------------------------------------------------------------------------
                                                                                      Other
                                                                                    accounts
                                                                                   (including
                                                                                    separate
                                                                                    accounts,
                                                                                     managed
                                                                                     account
                                Other                     Other                   programs, and
                             SEC-registered           accounts that               single-sponsor
                                open-end               pool assets                   defined
                                 and                    from more                 contribution
                              closed-end                 than one                      plan
Portfolio Leader or Member      funds                     client                     offerings)
-------------------------------------------------------------------------------------------------------
                        Number                    Number of                   Number of
                     of accounts      Assets      accounts        Assets       accounts     Assets
-------------------------------------------------------------------------------------------------------
Richard B. Weed          11       $7,253,500,000    4*         $368,400,000         1          $200,000
-------------------------------------------------------------------------------------------------------
Raymond K. Haddad         4       $2,371,500,000    0                     0         1          $100,000
-------------------------------------------------------------------------------------------------------


* Two accounts, with total assets of $305,394,749, pay an advisory fee based on account performance.



PUTNAM VT RESEARCH FUND
-------------------------------------------------------------------------------------------------------
                                                                                      Other
                                                                                    accounts
                                                                                   (including
                                                                                    separate
                                                                                    accounts,
                                                                                     managed
                                                                                     account
                                Other                     Other                   programs, and
                             SEC-registered           accounts that               single-sponsor
                                open-end               pool assets                   defined
                                 and                    from more                 contribution
                              closed-end                 than one                      plan
Portfolio Leader or Member      funds                     client                     offerings)
-------------------------------------------------------------------------------------------------------
                        Number                    Number of                   Number of
                     of accounts      Assets      accounts        Assets       accounts     Assets
-------------------------------------------------------------------------------------------------------
Joshua H. Brooks*       8**       $9,217,200,000      22      $4,244,000,000      13***  $1,826,200,000
-------------------------------------------------------------------------------------------------------
Kelly A. Morgan*        8**      $17,769,700,000      10        $524,900,000      13       $715,600,000
-------------------------------------------------------------------------------------------------------
Mark A. Bogar*          4**       $4,374,900,000      18      $4,063,000,000      11***  $1,781,100,000
-------------------------------------------------------------------------------------------------------
John W. Coffey*         1**       $1,182,800,000       1         $30,100,000       1         $2,700,000
-------------------------------------------------------------------------------------------------------
Charles E. Dane*        2**       $1,199,200,000       1         $30,100,000       1           $200,000
-------------------------------------------------------------------------------------------------------


  * Information for Mr. Brooks, Ms. Morgan, Mr. Bogar, Mr. Coffey and Mr. Dane, who joined the fund after the fund's fiscal year end, is as of March 31, 2005.

 ** One account, with total assets of $1,182,781,961, pays an advisory fee based on account performance.

*** One account, with total assets of $57,688,848, pays an advisory fee based on account performance.



PUTNAM VT SMALL CAP VALUE FUND
-------------------------------------------------------------------------------------------------------
                                                                                      Other
                                                                                    accounts
                                                                                   (including
                                                                                    separate
                                                                                    accounts,
                                                                                     managed
                                                                                     account
                                Other                     Other                   programs, and
                             SEC-registered           accounts that               single-sponsor
                                open-end               pool assets                   defined
                                 and                    from more                 contribution
                              closed-end                 than one                      plan
Portfolio Leader or Member      funds                     client                     offerings)
-------------------------------------------------------------------------------------------------------
                        Number                    Number of                   Number of
                     of accounts      Assets      accounts        Assets       accounts     Assets
-------------------------------------------------------------------------------------------------------
Edward T. Shadek, Jr.     3       $1,412,800,000    5*         $345,900,000      9**       $652,600,000
-------------------------------------------------------------------------------------------------------
Eric N. Harthun           1         $470,000,000    4***       $125,800,000      9+        $918,200,000
-------------------------------------------------------------------------------------------------------


  * Two accounts, with total assets of $69,175,197, pay an advisory fee based on account performance.

 ** Two accounts, with total assets of $292,163,937, pay an advisory fee based on account performance.

*** One account, with total assets of $23,382,953, pays an advisory fee based on account performance.

  + Two accounts, with total assets of $275,926,446, pay an advisory fee based on account performance.



PUTNAM VT UTILITIES GROWTH AND INCOME FUND
-------------------------------------------------------------------------------------------------------
                                                                                      Other
                                                                                    accounts
                                                                                   (including
                                                                                    separate
                                                                                    accounts,
                                                                                     managed
                                                                                     account
                                Other                     Other                   programs, and
                             SEC-registered           accounts that               single-sponsor
                                open-end               pool assets                   defined
                                 and                    from more                 contribution
                              closed-end                 than one                      plan
Portfolio Leader or Member      funds                     client                     offerings)
-------------------------------------------------------------------------------------------------------
                        Number                    Number of                   Number of
                     of accounts      Assets      accounts        Assets       accounts     Assets
-------------------------------------------------------------------------------------------------------
Michael R. Yogg*          2        $505,000,000       0                     0      1         $1,700,000
-------------------------------------------------------------------------------------------------------
Kevin F. Murphy*         10      $8,179,000,000      10       $12,313,000,000     14     $3,226,300,000
-------------------------------------------------------------------------------------------------------


* Information for Mr. Yogg and Mr. Murphy, who joined the fund after the fund's fiscal year end, is as of March 31, 2005.



PUTNAM VT VISTA FUND
-------------------------------------------------------------------------------------------------------
                                                                                      Other
                                                                                    accounts
                                                                                   (including
                                                                                    separate
                                                                                    accounts,
                                                                                     managed
                                                                                     account
                                Other                     Other                   programs, and
                             SEC-registered           accounts that               single-sponsor
                                open-end               pool assets                   defined
                                 and                    from more                 contribution
                              closed-end                 than one                      plan
Portfolio Leader or Member      funds                     client                     offerings)
-------------------------------------------------------------------------------------------------------
                        Number                    Number of                   Number of
                     of accounts      Assets      accounts        Assets       accounts     Assets
-------------------------------------------------------------------------------------------------------
Kevin M. Divney           5       $11,038,800,000     5        $208,700,000        6       $438,000,000
-------------------------------------------------------------------------------------------------------
Paul E. Marrkand          5       $11,038,800,000     5        $208,700,000        7       $438,300,000
-------------------------------------------------------------------------------------------------------




PUTNAM VT VOYAGER FUND
-------------------------------------------------------------------------------------------------------
                                                                                      Other
                                                                                    accounts
                                                                                   (including
                                                                                    separate
                                                                                    accounts,
                                                                                     managed
                                                                                     account
                                Other                     Other                   programs, and
                             SEC-registered           accounts that               single-sponsor
                                open-end               pool assets                   defined
                                 and                    from more                 contribution
                              closed-end                 than one                      plan
Portfolio Leader or Member      funds                     client                     offerings)
-------------------------------------------------------------------------------------------------------
                        Number                    Number of                   Number of
                     of accounts      Assets      accounts        Assets       accounts     Assets
-------------------------------------------------------------------------------------------------------
Robert E. Ginsberg*       8       $14,415,800,000     9        $494,800,000        14      $715,700,000
-------------------------------------------------------------------------------------------------------
Kelly A. Morgan*          8**     $15,393,400,000    10        $524,900,000        13      $715,600,000
-------------------------------------------------------------------------------------------------------
Saba S. Malak*            6       $13,989,100,000     2          $5,900,000         3      $117,900,000
-------------------------------------------------------------------------------------------------------


 * Information for Mr. Ginsberg, Ms. Morgan and Mr. Malak, who joined the fund after the fund's fiscal year end, is as of March 31, 2005.

** One account, with total assets of $1,182,781,961, pays an advisory fee based on account performance.


See "Management--Portfolio Transactions--Potential conflicts of interest in managing multiple accounts" in Part II of this SAI for information on how Putnam Management addresses potential conflicts of interest resulting from an individual's management of more than one account.

AMORTIZED COST VALUATION AND DAILY DIVIDEND (for Putnam VT Money Market
Fund only)

The valuation of the funds' portfolio instruments at amortized cost is permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, and in accordance with certain procedures adopted by the Trustees. The amortized cost of an instrument is determined by valuing it at cost originally and thereafter amortizing any discount or premium from its face value at a constant rate until maturity, regardless of the effect of fluctuating interest rates on the market value of the instrument. Although the amortized cost method provides certainty in valuation, it may result at times in determinations of value that are higher or lower than the price a fund would receive if the instruments were sold. Consequently, in the absence of circumstances described below, changes in the market value of portfolio instruments during periods of rising or falling interest rates will not normally be reflected either in the computation of net asset value of a fund's portfolio or in the daily computation of net income. Under the procedures adopted by the Trustees, the fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or less and invest in securities determined by the Trustees to be of high quality with minimal credit risks. The Trustees have also established procedures designed to stabilize, to the extent reasonably possible, the fund's price per share as computed for the purpose of distribution, redemption and repurchase at $1.00. These procedures include review of a fund's portfolio holdings by the Trustees, at such intervals as they may deem appropriate, to determine whether the fund's net asset value calculated by using readily available market quotations deviates from $1.00 per share, and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event the Trustees determine that such a deviation exists, they will take such corrective action as they regard as necessary and appropriate, including selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity; withholding dividends; redeeming of shares in kind; or establishing a net asset value per share by using readily available market quotations.

Since the net income of a fund is declared as a dividend each time it is determined, the net asset value per share of that fund remains at $1.00 per share immediately after such determination and dividend declaration. Any increase in the value of a shareholder's investment in a fund representing the reinvestment of dividend income is reflected by an increase in the number of shares of that fund in the shareholder's account on the last business day of each month. It is expected that a fund's net income will be positive each time it is determined. However, if because of realized losses on sales of portfolio investments, a sudden rise in interest rates, or for any other reason the net income of a fund determined at any time is a negative amount, a fund will offset such amount allocable to each then shareholder's account from dividends accrued during the month with respect to such account. If, at the time of payment of a dividend, such negative amount exceeds a shareholder's accrued dividends, the fund will reduce the number of outstanding shares by treating the shareholder as having contributed to the capital of the fund that number of full and fractional shares which represent the amount of the excess. Each shareholder is deemed to have agreed to such contribution in these circumstances by his or her investment in the fund.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP, 125 High Street, Boston, Massachusetts 02110, is the Trust's independent registered public accounting firm, providing audit services, tax return review and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The Report of Independent Registered Public Accounting Firm, financial highlights and financial statements included in the Trust's Annual Report for the fiscal year ended December 31, 2004, filed electronically on February 28, 2005 (File No. 811-05346), are incorporated by reference into this SAI. The financial highlights included in the prospectuses and incorporated by reference into this SAI have been so included and incorporated in reliance upon the report of the independent registered public accounting firm, given on their authority as experts in auditing and accounting.

PUTNAM VARIABLE TRUST
STATEMENT OF ADDITIONAL INFORMATION ("SAI")
PART II

MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND RISKS

As noted in the prospectus, in addition to the principal investment strategies and the principal risks described in the prospectus, the Trust may employ other investment practices and may be subject to other risks, which are described below. Because the following is a combined description of investment strategies of all of the Putnam funds, certain matters described herein may not apply to your fund. Unless a strategy or policy described below is specifically prohibited by the investment restrictions explained in the fund's prospectus or Part I of this SAI, or by applicable law, the Trust may engage in each of the practices described below.


Foreign Investments

Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the fund's foreign investments and the value of its shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers may not be subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of the fund's assets held abroad) and expenses not present in the settlement of investments in U.S. markets.

In addition, foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls, foreign withholding taxes or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments which could affect the value of the fund's investments in certain foreign countries. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply.

Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The laws of some foreign countries may limit the fund's ability to invest in securities of certain issuers organized under the laws of those foreign countries.

The risks described above, including the risks of nationalization or expropriation of assets, typically are increased in connection with investments in "emerging markets." For example, political and economic structures in these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies. High rates of inflation or currency devaluations may adversely affect the economies and securities markets of such countries. Investments in emerging markets may be considered speculative.

The currencies of certain emerging market countries have experienced devaluations relative to the U.S. dollar, and future devaluations may adversely affect the value of assets denominated in such currencies. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation or deflation for many years, and future inflation may adversely affect the economies and securities markets of such countries.

In addition, unanticipated political or social developments may affect the value of investments in emerging markets and the availability of additional investments in these markets. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make investments in securities traded in emerging markets illiquid and more volatile than investments in securities traded in more developed countries, and the fund may be required to establish special custodial or other arrangements before making investments in securities traded in emerging markets. There may be little financial or accounting information available with respect to issuers of emerging market securities, and it may be difficult as a result to assess the value of prospects of an investment in such securities.

Certain of the foregoing risks may also apply to some extent to securities of U.S. issuers that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. issuers having significant foreign operations.

Foreign Currency Transactions

To manage its exposure to foreign currencies, the fund may engage in foreign currency exchange transactions, including purchasing and selling foreign currency, foreign currency options, foreign currency forward contracts and foreign currency futures contracts and related options. In addition, the fund may write covered call and put options on foreign currencies for the purpose of increasing its current return.

Generally, the fund may engage in both "transaction hedging" and "position hedging." The fund may also engage in foreign currency transactions for non-hedging purposes, subject to applicable law. When it engages in transaction hedging, the fund enters into foreign currency transactions with respect to specific receivables or payables, generally arising in connection with the purchase or sale of portfolio securities. The fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the fund will attempt to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is earned, and the date on which such payments are made or received.

The fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. If conditions warrant, for hedging or non-hedging purposes the fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts. A foreign currency forward contract is a negotiated agreement to exchange currency at a future time at a rate or rates that may be higher or lower than the spot rate. Foreign currency futures contracts are standardized exchange-traded contracts and have margin requirements. In addition, for transaction hedging purposes the fund may also purchase or sell exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies.

For transaction hedging purposes the fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives the fund the right to assume a short position in the futures contract until the expiration of the option. A put option on a currency gives the fund the right to sell the currency at an exercise price until the expiration of the option. A call option on a futures contract gives the fund the right to assume a long position in the futures contract until the expiration of the option. A call option on a currency gives the fund the right to purchase the currency at the exercise price until the expiration of the option.

The fund may engage in position hedging to protect against a decline in the value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of the currency in which the securities the fund intends to buy are denominated, when the fund holds cash or short-term investments). For position hedging purposes, the fund may purchase or sell, on exchanges or in over-the-counter markets, foreign currency futures contracts, foreign currency forward contracts and options on foreign currency futures contracts and on foreign currencies. In connection with position hedging, the fund may also purchase or sell foreign currency on a spot basis.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the fund is obligated to deliver and a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that the fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency. See "Risk factors in options transactions."

The fund may seek to increase its current return or to offset some of the costs of hedging against fluctuations in current exchange rates by writing covered call options and covered put options on foreign currencies. The fund receives a premium from writing a call or put option, which increases the fund's current return if the option expires unexercised or is closed out at a net profit. The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.

The fund's currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are then denominated. Putnam Management will engage in such "cross hedging" activities when it believes that such transactions provide significant hedging opportunities for the fund. Cross hedging transactions by the fund involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability which is the subject of the hedge.

The fund may also engage in non-hedging currency transactions. For example, Putnam Management may believe that exposure to a currency is in the fund's best interest but that securities denominated in that currency are unattractive. In that case the fund may purchase a currency forward contract or option in order to increase its exposure to the currency. In accordance with SEC regulations, the fund will segregate liquid assets in its portfolio to cover forward contracts used for non-hedging purposes.

The value of any currency, including U.S. dollars and foreign currencies, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of foreign currencies (and therefore the values of foreign currency options, forward contracts and futures contracts) may be affected significantly, fixed, or supported directly or indirectly by U.S. and foreign government actions. Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces.

The value of a foreign currency option, forward contract or futures contract reflects the value of an exchange rate, which in turn reflects relative values of two currencies -- the U.S. dollar and the foreign currency in question. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of foreign currency options, forward contracts and futures contracts, investors may be disadvantaged by having to deal in an odd-lot market for the underlying foreign currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of foreign currencies.

There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

The decision as to whether and to what extent the fund will engage in foreign currency exchange transactions will depend on a number of factors, including prevailing market conditions, the composition of the fund's portfolio and the availability of suitable transactions. Accordingly, there can be no assurance that the fund will engage in foreign currency exchange transactions at any given time or from time to time.

Currency forward and futures contracts. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amount agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the fund either may accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in the foreign currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the fund intends to purchase or sell foreign currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the fund would continue to be required to make daily cash payments of variation margin.

Foreign currency options. In general, options on foreign currencies operate similarly to options on securities and are subject to many of the risks described above. Foreign currency options are traded primarily in the over-the-counter market, although options on foreign currencies are also listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the euro, the joint currency of most countries in the European Union.

The fund will only purchase or write foreign currency options when Putnam Management believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investments generally.

Settlement procedures. Settlement procedures relating to the fund's investments in foreign securities and to the fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the fund's domestic investments. For example, settlement of transactions involving foreign securities or foreign currencies may occur within a foreign country, and the fund may be required to accept or make delivery of the underlying securities or currency in conformity with any applicable U.S. or foreign restrictions or regulations, and may be required to pay any fees, taxes or charges associated with such delivery. Such investments may also involve the risk that an entity involved in the settlement may not meet its obligations.

Foreign currency conversion. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer.

Options on Securities

Writing covered options. The fund may write covered call options and covered put options on optionable securities held in its portfolio or that it has an absolute and immediate right to acquire without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by Putnam in accordance with procedures established by the Trustees, in such amount are segregated by its custodian), when in the opinion of Putnam Management such transactions are consistent with the fund's investment objective(s) and policies. Call options written by the fund give the purchaser the right to buy the underlying securities from the fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the fund at a stated price.

The fund may write only covered options, which means that, so long as the fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges) or have an absolute and immediate right to acquire without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by Putnam in accordance with procedures established by the Trustees, in such amount are segregated by its custodian). In the case of put options, the fund will segregate assets determined to be liquid by Putnam in accordance with procedures established by the Trustees equal to the price to be paid if the option is exercised. In addition, the fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The fund may write combinations of covered puts and calls on the same underlying security.

The fund will receive a premium from writing a put or call option, which increases the fund's return on the underlying security in the event the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, if the fund holds the security, the fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. If the fund does not hold the underlying security, the fund bears the risk that, if the market price exceeds the option strike price, the fund will suffer a loss equal to the difference at the time of exercise. By writing a put option, the fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction, in which it purchases an offsetting option. The fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. If the fund writes a call option but does not own the underlying security, and when it writes a put option, the fund may be required to deposit cash or securities with its broker as "margin," or collateral, for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

Purchasing put options. The fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such protection is provided during the life of the put option since the fund, as holder of the option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

Purchasing call options. The fund may purchase call options to hedge against an increase in the price of securities that the fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs.

Risk Factors in Options Transactions

The successful use of the fund's options strategies depends on the ability of Putnam Management to forecast correctly interest rate and market movements. For example, if the fund were to write a call option based on Putnam Management's expectation that the price of the underlying security would fall, but the price were to rise instead, the fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the fund were to write a put option based on Putnam Management's expectation that the price of the underlying security would rise, but the price were to fall instead, the fund could be required to purchase the security upon exercise at a price higher than the current market price.

When the fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the fund exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the fund will lose part or all of its investment in the option. This contrasts with an investment by the fund in the underlying security, since the fund will not realize a loss if the security's price does not change.

The effective use of options also depends on the fund's ability to terminate option positions at times when Putnam Management deems it desirable to do so. There is no assurance that the fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary market in options were to become unavailable, the fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt its normal operations.

A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, the fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the fund, as option writer, would remain obligated under the option until expiration or exercise.

Disruptions in the markets for the securities underlying options purchased or sold by the fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the Options Clearing Corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. The fund, as holder of such a put option, could lose its entire investment if the prohibition remained in effect until the put option's expiration.

Foreign-traded options are subject to many of the same risks presented by internationally-traded securities. In addition, because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Over-the-counter ("OTC") options purchased by the fund and assets held to cover OTC options written by the fund may, under certain circumstances, be considered illiquid securities for purposes of any limitation on the fund's ability to invest in illiquid securities.

Investments in Miscellaneous Fixed-Income Securities

If the fund may invest in inverse floating obligations, premium securities, or interest-only or principal-only classes of mortgage-backed securities (IOs and POs), it may do so without limit. The fund, however, currently does not intend to invest more than 15% of its assets in inverse floating obligations or more than 35% of its assets in IOs and POs under normal market conditions.

Lower-rated Securities

The fund may invest in lower-rated fixed-income securities (commonly known as "junk bonds"). The lower ratings of certain securities held by the fund reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by the fund more volatile and could limit the fund's ability to sell its securities at prices approximating the values the fund had placed on such securities. In the absence of a liquid trading market for securities held by it, the fund at times may be unable to establish the fair value of such securities.

Securities ratings are based largely on the issuer's historical financial condition and the rating agencies' analysis at the time of rating. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate. In addition, the rating assigned to a security by Moody's Investors Service, Inc. or Standard & Poor's (or by any other nationally recognized securities rating agency) does not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the security. See "Securities ratings."

Like those of other fixed-income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the value of the fund's assets. Conversely, during periods of rising interest rates, the value of the fund's assets will generally decline. The values of lower-rated securities may often be affected to a greater extent by changes in general economic conditions and business conditions affecting the issuers of such securities and their industries. Negative publicity or investor perceptions may also adversely affect the values of lower-rated securities. Changes by nationally recognized securities rating agencies in their ratings of any fixed-income security and changes in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect the fund's net asset value. The fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, Putnam Management will monitor the investment to determine whether its retention will assist in meeting the fund's investment objective(s).

Issuers of lower-rated securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. Such issuers may not have more traditional methods of financing available to them and may be unable to repay outstanding obligations at maturity by refinancing. The risk of loss due to default in payment of interest or repayment of principal by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

At times, a substantial portion of the fund's assets may be invested in an issue of which the fund, by itself or together with other funds and accounts managed by Putnam Management or its affiliates, holds all or a major portion. Although Putnam Management generally considers such securities to be liquid because of the availability of an institutional market for such securities, it is possible that, under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the fund could find it more difficult to sell these securities when Putnam Management believes it advisable to do so or may be able to sell the securities only at prices lower than if they were more widely held. Under these circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the fund's net asset value. In order to enforce its rights in the event of a default, the fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on such securities. This could increase the fund's operating expenses and adversely affect the fund's net asset value. In the case of tax-exempt funds, any income derived from the fund's ownership or operation of such assets would not be tax-exempt. The ability of a holder of a tax-exempt security to enforce the terms of that security in a bankruptcy proceeding may be more limited than would be the case with respect to securities of private issuers. In addition, the fund's intention to qualify as a "regulated investment company" under the Internal Revenue Code may limit the extent to which the fund may exercise its rights by taking possession of such assets.

Certain securities held by the fund may permit the issuer at its option to "call," or redeem, its securities. If an issuer were to redeem securities held by the fund during a time of declining interest rates, the fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

The fund may invest without limit in so-called "zero-coupon" bonds and "payment-in-kind" bonds. Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Because zero-coupon and payment-in-kind bonds do not pay current interest in cash, their value is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Both zero-coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently in cash. The fund is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders even though such bonds do not pay current interest in cash. Thus, it may be necessary at times for the fund to liquidate investments in order to satisfy its dividend requirements.

To the extent the fund invests in securities in the lower rating categories, the achievement of the fund's goals is more dependent on Putnam Management's investment analysis than would be the case if the fund were investing in securities in the higher rating categories. This also may be true with respect to tax-exempt securities, as the amount of information about the financial condition of an issuer of tax-exempt securities may not be as extensive as that which is made available by corporations whose securities are publicly traded.

Loan Participations and Other Floating Rate Loans.

The fund may invest in "loan participations." By purchasing a loan participation, the fund acquires some or all of the interest of a bank or other lending institution in a loan to a particular borrower. Many such loans are secured, and most impose restrictive covenants which must be met by the borrower. These loans are typically made by a syndicate of banks, represented by an agent bank which has negotiated and structured the loan and which is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate, and for enforcing its and their other rights against the borrower. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan.

The fund's ability to receive payments of principal and interest and other amounts in connection with loan participations held by it will depend primarily on the financial condition of the borrower. The failure by the fund to receive scheduled interest or principal payments on a loan participation would adversely affect the income of the fund and would likely reduce the value of its assets, which would be reflected in a reduction in the fund's net asset value. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or participating in a lending syndicate. In selecting the loan participations in which the fund will invest, however, Putnam Management will not rely solely on that credit analysis, but will perform its own investment analysis of the borrowers. Putnam Management's analysis may include consideration of the borrower's financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. Putnam Management will be unable to access non-public information to which other investors in syndicated loans may have access. Because loan participations in which the fund may invest are not generally rated by independent credit rating agencies, a decision by the fund to invest in a particular loan participation will depend almost exclusively on Putnam Management's, and the original lending institution's, credit analysis of the borrower. Investments in loan participations may be of any quality, including "distressed" loans, and will be subject to the fund's credit quality policy.

Loan participations may be structured in different forms, including novations, assignments and participating interests. In a novation, the fund assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. The fund assumes the position of a co-lender with other syndicate members. As an alternative, the fund may purchase an assignment of a portion of a lender's interest in a loan. In this case, the fund may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such bank's rights in the loan. The fund may also purchase a participating interest in a portion of the rights of a lending institution in a loan. In such case, it will be entitled to receive payments of principal, interest and premium, if any, but will not generally be entitled to enforce its rights directly against the agent bank or the borrower, and must rely for that purpose on the lending institution. The fund may also acquire a loan participation directly by acting as a member of the original lending syndicate.

The fund will in many cases be required to rely upon the lending institution from which it purchases the loan participation to collect and pass on to the fund such payments and to enforce the fund's rights under the loan. As a result, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent the fund from receiving principal, interest and other amounts with respect to the underlying loan. When the fund is required to rely upon a lending institution to pay to the fund principal, interest and other amounts received by it, Putnam Management will also evaluate the creditworthiness of the lending institution.

The borrower of a loan in which the fund holds a participation interest may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that the fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan participation.

Corporate loans in which the fund may purchase a loan participation are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. Under current market conditions, most of the corporate loan participations purchased by the fund will represent interests in loans made to finance highly leveraged corporate acquisitions, known as "leveraged buy-out" transactions. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in economic or market conditions. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell such participations in secondary markets. As a result, the fund may be unable to sell loan participations at a time when it may otherwise be desirable to do so or may be able to sell them only at a price that is less than their fair market value.

Certain of the loan participations acquired by the fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan participation. To the extent that the fund is committed to make additional loans under such a participation, it will at all times hold and maintain in a segregated account liquid assets in an amount sufficient to meet such commitments. Certain of the loan participations acquired by the fund may also involve loans made in foreign currencies. The fund's investment in such participations would involve the risks of currency fluctuations described above with respect to investments in the foreign securities.

With respect to its management of investments in floating rate loans, Putnam will normally seek to avoid receiving material, non-public information ("Confidential Information") about the issuers of floating rate loans being considered for acquisition by the fund or held in the fund's portfolio. In many instances, issuers may offer to furnish Confidential Information to prospective purchasers, and to holders, of the issuer's floating rate loans. Putnam's decision not to receive Confidential Information may place Putnam at a disadvantage relative to other investors in floating rate loans (which could have an adverse effect on the price the fund pays or receives when buying or selling loans). Also, in instances where holders of floating rate loans are asked to grant amendments, waivers or consent, Putnam's ability to assess their significance or desirability may be adversely affected. For these and other reasons, it is possible that Putnam's decision not to receive Confidential Information under normal circumstances could adversely affect the fund's investment performance.

Notwithstanding its intention generally not to receive material, non-public information with respect to its management of investments in floating rate loans, Putnam may from time to time come into possession of material, non-public information about the issuers of loans that may be held in the fund's portfolio. Possession of such information may in some instances occur despite Putnam's efforts to avoid such possession, but in other instances Putnam may choose to receive such information (for example, in connection with participation in a creditors' committee with respect to a financially distressed issuer). As, and to the extent, required by applicable law, Putnam's ability to trade in these loans for the account of the fund could potentially be limited by its possession of such information. Such limitations on Putnam's ability to trade could have an adverse effect on the fund by, for example, preventing the fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

In some instances, other accounts managed by Putnam may hold other securities issued by borrowers whose floating rate loans may be held in the fund's portfolio. These other securities may include, for example, debt securities that are subordinate to the floating rate loans held in the fund's portfolio, convertible debt or common or preferred equity securities. In certain circumstances, such as if the credit quality of the issuer deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the issuer's floating rate loans. In such cases, Putnam may owe conflicting fiduciary duties to the fund and other client accounts. Putnam will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if Putnam's client accounts collectively held only a single category of the issuer's securities.

Floating Rate and Variable Rate Demand Notes

Floating rate and variable rate demand notes and bonds may have a stated maturity in excess of one year, but may have features that permit a holder to demand payment of principal plus accrued interest upon a specified number of days notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. The issuer has a corresponding right, after a given period, to prepay in its discretion the outstanding principal of the obligation plus accrued interest upon a specific number of days notice to the holders. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank's prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable rate demand note is reset at specified intervals at a market rate.

Mortgage Related and Asset-backed Securities

Mortgage-backed securities, including collateralized mortgage obligations ("CMOs") and certain stripped mortgage-backed securities represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.

Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial repayment of principal. Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing or foreclosure of the underlying mortgage loans. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in early payment of the applicable mortgage-related securities. In that event the fund may be unable to invest the proceeds from the early payment of the mortgage-related securities in an investment that provides as high a yield as the mortgage-related securities. Consequently, early payment associated with mortgage-related securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-related securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-related securities. If the life of a mortgage-related security is inaccurately predicted, the fund may not be able to realize the rate of return it expected.

Mortgage-backed and asset-backed securities are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the fund.

Prepayments may cause losses on securities purchased at a premium. At times, some mortgage-backed and asset-backed securities will have higher than market interest rates and therefore will be purchased at a premium above their par value.

CMOs may be issued by a U.S. government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the U.S. government or its agencies or instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. government, its agencies or instrumentalities or any other person or entity.

Prepayments could cause early retirement of CMOs. CMOs are designed to reduce the risk of prepayment for investors by issuing multiple classes of securities, each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOs of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective maturities of CMOs, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing their volatility.

Prepayments could result in losses on stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. The yield to maturity on an interest only or "IO" class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurable adverse effect on the fund's yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal only or "POs" tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated.

The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the fund's ability to buy or sell those securities at any particular time.

Hybrid Instruments

These instruments are generally considered derivatives and include indexed or structured securities, and combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument. A hybrid instrument may be a debt security, preferred stock, warrant, convertible security, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles or commodities (collectively, "underlying assets"), or by another objective index, economic factor or other measure, including interest rates, currency exchange rates, or commodities or securities indices (collectively, "benchmarks"). Hybrid instruments may take a number of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of an index at a future time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies. An investment in a hybrid instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular hybrid instrument will depend upon the terms of the instrument, but may include the possibility of significant changes in the benchmark(s) or the prices of the underlying assets to which the instrument is linked. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, which may not be foreseen by the purchaser, such as economic and political events, the supply and demand of the underlying assets and interest rate movements. Hybrid instruments may be highly volatile and their use by a fund may not be successful.

Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if "leverage" is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a given change in a benchmark or underlying asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated hybrid instrument whose redemption price is linked to the average three year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of less than par if rates were above the specified level. Furthermore, a fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transaction costs. Of course, there is no guarantee that the strategy will be successful and a fund could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the hybrid instrument.

Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark or underlying asset may not move in the same direction or at the same time.

Hybrid instruments may also carry liquidity risk since the instruments are often "customized" to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. Under certain conditions, the redemption value of such an investment could be zero. In addition, because the purchase and sale of hybrid investments could take place in an over-the-counter market without the guarantee of a central clearing organization, or in a transaction between the fund and the issuer of the hybrid instrument, the creditworthiness of the counterparty of the issuer of the hybrid instrument would be an additional risk factor the fund would have to consider and monitor. Hybrid instruments also may not be subject to regulation by the CFTC, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

Structured investments. A structured investment is a security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity or one or more classes of securities ("structured securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class of structured securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there currently is no active trading market for structured securities. Investments in government and government-related and restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt and requests to extend additional loan amounts.

Securities of Other Investment Companies. Securities of other investment companies, including shares of open- and closed-end investment companies and unit investment trusts (which may include exchange-traded funds ("ETFs")), represent interests in collective investment portfolios that, in turn, invest directly in underlying instruments. The fund may invest in other investment companies when it has more uninvested cash than Putnam Management believes is advisable, when it receives cash collateral from securities lending arrangements, when there is a shortage of direct investments available, or when Putnam Management believes that investment companies offer attractive values.

Investment companies may be structured to perform in a similar fashion to a broad-based securities index or may focus on a particular strategy or class of assets. ETFs typically seek to track the performance or dividend yield of specific indexes or companies in related industries. These indexes may be broad-based, sector-based or international. Investing in investment companies involves substantially the same risks as investing directly in the underlying instruments, but also involves expenses at the investment company-level, such as portfolio management fees and operating expenses. These expenses are in addition to the fees and expenses of the fund itself, which may lead to duplication of expenses while the fund owns another investment company's shares. In addition, investing in investment companies involves the risk that they will not perform in exactly the same fashion, or in response to the same factors, as the underlying instruments or index. To the extent the fund invests in other investment companies that are professionally managed, its performance will also depend on the investment and research abilities of investment managers other than Putnam Management.

Open-end investment companies typically offer their shares continuously at net asset value plus any applicable sales charge and stand ready to redeem shares upon shareholder request. The shares of certain other types of investment companies, such as ETFs and closed-end investment companies, typically trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. In the case of closed-end investment companies, the number of shares is typically fixed. The securities of closed-end investment companies and ETFs carry the risk that the price the fund pays or receives may be higher or lower than the investment company's net asset value. ETFs and closed-end investment companies are also subject to certain additional risks, including the risks of illiquidity and of possible trading halts due to market conditions or other reasons, based on the policies of the relevant exchange. The shares of investment companies, particularly closed-end investment companies, may also be leveraged, which would increase the volatility of the fund's net asset value.

The extent to which the fund can invest in securities of other investment companies, including ETFs, is generally limited by federal securities laws.

Convertible Securities

Convertible securities include bonds, debentures, notes, preferred stocks and other securities that may be converted into or exchanged for, at a specific price or formula within a particular period of time, a prescribed amount of common stock or other equity securities of the same or a different issuer. Convertible securities entitle the holder to receive interest paid or accrued on debt or dividends paid or accrued on preferred stock until the security matures or is redeemed, converted or exchanged.

The market value of a convertible security is a function of its "investment value" and its "conversion value." A security's "investment value" represents the value of the security without its conversion feature (i.e., a nonconvertible fixed income security). The investment value may be determined by reference to its credit quality and the current value of its yield to maturity or probable call date. At any given time, investment value is dependent upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure. A security's "conversion value" is determined by multiplying the number of shares the holder is entitled to receive upon conversion or exchange by the current price of the underlying security.

If the conversion value of a convertible security is significantly below its investment value, the convertible security will trade like nonconvertible debt or preferred stock and its market value will not be influenced greatly by fluctuations in the market price of the underlying security. Conversely, if the conversion value of a convertible security is near or above its investment value, the market value of the convertible security will be more heavily influenced by fluctuations in the market price of the underlying security.

The fund's investments in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock or other equity securities at a specified date and a specified conversion ratio, or that are convertible at the option of the issuer. Because conversion of the security is not at the option of the holder, the fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock or other equity security has declined substantially.

The fund's investments in convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be illiquid. The fund may not be able to dispose of such securities in a timely fashion or for a fair price, which could result in losses to the fund.

Alternative Investment Strategies

Under normal market conditions, each fund seeks to remain fully invested and to minimize its cash holdings. However, at times Putnam Management may judge that market conditions make pursuing a fund's investment strategies inconsistent with the best interests of its shareholders. Putnam Management then may temporarily use alternative strategies that are mainly designed to limit the fund's losses. In implementing these strategies, the funds may invest primarily in debt securities, preferred stocks, U.S. Government and agency obligations, cash or money market instruments, or any other securities Putnam Management considers consistent with such defensive strategies.

Money market instruments, or short-term debt instruments, consist of obligations such as commercial paper, bank obligations (i.e., certificates of deposit and bankers' acceptances), repurchase agreements and various government obligations, such as Treasury bills. These instruments have a remaining maturity of one year or less and are generally of high credit quality. Money market instruments may be structured to be, or may employ a trust or other form so that they are, eligible investments for money market funds. For example, put features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If a structure fails to function as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service
(IRS) nor any other regulatory authority has ruled definitively on certain legal issues presented by certain structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the funds.

Private Placements and Restricted Securities

The fund may invest in securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the fund could find it more difficult to sell such securities when Putnam Management believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing the fund's net asset value.

While such private placements may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities," i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933 or the availability of an exemption from registration (such as Rules 144 or 144A), or which are "not readily marketable" because they are subject to other legal or contractual delays in or restrictions on resale.

The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the fund to sell them promptly at an acceptable price. The fund may have to bear the extra expense of registering such securities for resale and the risk of substantial delay in effecting such registration. Also market quotations are less readily available. The judgment of Putnam Management may at times play a greater role in valuing these securities than in the case of publicly traded securities.

Generally speaking, restricted securities may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the Securities Act of 1933. The fund may be deemed to be an "underwriter" for purposes of the Securities Act of 1933 when selling restricted securities to the public, and in such event the fund may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading. The SEC Staff currently takes the view that any delegation by the Trustees of the authority to determine that a restricted security is readily marketable (as described in the investment restrictions of the funds) must be pursuant to written procedures established by the Trustees and the Trustees have delegated such authority to Putnam Management.

Futures Contracts and Related Options

Subject to applicable law the fund may invest without limit in futures contracts and related options for hedging and non-hedging purposes, such as to manage the effective duration of the fund's portfolio or as a substitute for direct investment. A financial futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to take delivery of the type of financial instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Futures contracts are traded in the United States only on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading by the Commodity Futures Trading Commission (the "CFTC"), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

Although futures contracts (other than index futures and futures based on the volatility or variance experienced by an index) by their terms call for actual delivery or acceptance of commodities or securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Index futures and futures based on the volatility or variance experienced by an index do not call for actual delivery or acceptance of commodities or securities, but instead require cash settlement of the futures contract on the settlement date specified in the contract. Such contracts may also be closed out before the settlement date. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. If the fund is unable to enter into a closing transaction, the amount of the fund's potential loss is unlimited. The closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, he realizes a loss. In general, 40% of the gain or loss arising from the closing out of a futures contract traded on an exchange approved by the CFTC is treated as short-term gain or loss, and 60% is treated as long-term gain or loss.

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of a futures contract. Upon entering into a contract, the fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of liquid assets. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds to finance the transactions. Rather, initial margin is similar to a performance bond or good faith deposit which is returned to the fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin" or "maintenance margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." For example, when the fund has purchased a futures contract on a security and the price of the underlying security has risen, that position will have increased in value and the fund will receive from the broker a variation margin payment based on that increase in value. Conversely, when the fund has purchased a security futures contract and the price of the underlying security has declined, the position would be less valuable and the fund would be required to make a variation margin payment to the broker.

The fund may elect to close some or all of its futures positions at any time prior to their expiration in order to reduce or eliminate a hedge position then currently held by the fund. The fund may close its positions by taking opposite positions which will operate to terminate the fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the fund, and the fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

The fund does not intend to purchase or sell futures or related options for other than hedging purposes, if, as a result, the sum of the initial margin deposits on the fund's existing futures and related options positions and premiums paid for outstanding options on futures contracts would exceed 5% of the fund's net assets.

The Trust has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (the "CEA"), and therefore, is not subject to registration or regulation as a pool operator under the CEA.

Options on futures contracts. The fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. In return for the premium paid, options on futures contracts give the purchaser the right to assume a position in a futures contract at the specified option exercise price at any time during the period of the option. The fund may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, the fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, the fund may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the fund expects to purchase. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above in connection with the discussion of futures contracts.

Risks of transactions in futures contracts and related options. Successful use of futures contracts by the fund is subject to Putnam Management's ability to predict movements in various factors affecting securities markets, including interest rates, and, in the case of index futures and futures based on the volatility or variance experienced by an index, Putnam Management's ability to predict the future level of the index or the future volatility or variance experienced by an index. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

The use of options and futures strategies also involves the risk of imperfect correlation among movements in the prices of the securities underlying the futures and options purchased and sold by the fund, of the options and futures contracts themselves, and, in the case of hedging transactions, of the securities which are the subject of a hedge. The successful use of these strategies further depends on the ability of Putnam Management to forecast interest rates and market movements correctly, and, in the case of futures contracts based on the volatility or variance experienced by an index, the ability of Putnam Management to forecast volatility or variance experienced by an index correctly.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a position held by the fund, the fund may seek to close out such position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract or option. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options;
(ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange for such contracts or options (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

U.S. Treasury security futures contracts and options. U.S. Treasury security futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of U.S. Treasury security called for in the contract at a specified date and price. Options on U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a U.S. Treasury security futures contract at the specified option exercise price at any time during the period of the option.

Successful use of U.S. Treasury security futures contracts by the fund is subject to Putnam Management's ability to predict movements in the direction of interest rates and other factors affecting markets for debt securities. For example, if the fund has sold U.S. Treasury security futures contracts in order to hedge against the possibility of an increase in interest rates which would adversely affect securities held in its portfolio, and the prices of the fund's securities increase instead as a result of a decline in interest rates, the fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily maintenance margin requirements at a time when it may be disadvantageous to do so.

There is also a risk that price movements in U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for particular securities. For example, if the fund has hedged against a decline in the values of tax-exempt securities held by it by selling Treasury security futures and the values of Treasury securities subsequently increase while the values of its tax-exempt securities decrease, the fund would incur losses on both the Treasury security futures contracts written by it and the tax-exempt securities held in its portfolio.

Index futures contracts. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The fund may also purchase and sell options on index futures contracts.

For example, the Standard & Poor's 500 Composite Stock Price Index ("S&P 500") is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 assigns relative weightings to the common stocks included in the Index, and the value fluctuates with changes in the market values of those common stocks. In the case of the S&P 500, contracts are to buy or sell 500 units. Thus, if the value of the S&P 500 were $150, one contract would be worth $75,000 (500 units x $150). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if the fund enters into a futures contract to buy 500 units of the S&P 500 at a specified future date at a contract price of $150 and the S&P 500 is at $154 on that future date, the fund will gain $2,000 (500 units x gain of $4). If the fund enters into a futures contract to sell 500 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 is at $152 on that future date, the fund will lose $1,000 (500 units x loss of $2).

There are several risks in connection with the use by the fund of index futures. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. Putnam Management will, however, attempt to reduce this risk by buying or selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the securities sought to be hedged.

Successful use of index futures by the fund is also subject to Putnam Management's ability to predict movements in the direction of the market. For example, it is possible that, where the fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the fund's portfolio may decline. If this occurred, the fund would lose money on the futures and also experience a decline in value in its portfolio securities. It is also possible that, if the fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the fund will lose part or all of the benefit of the increased value of those securities it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it is disadvantageous to do so.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the portion of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market does. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by Putnam Management may still not result in a profitable position over a short time period.

Options on stock index futures. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to its expiration date, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Options on Indices

As an alternative to purchasing call and put options on index futures, the fund may purchase and sell call and put options on the underlying indices themselves. Such options would be used in a manner identical to the use of options on index futures.

Index Warrants

The fund may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices ("index warrants"). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at any time when, in the case of a call warrant, the exercise price is greater than the value of the underlying index, or, in the case of a put warrant, the exercise price is less than the value of the underlying index. If the fund were not to exercise an index warrant prior to its expiration, then the fund would lose the amount of the purchase price paid by it for the warrant.

The fund will normally use index warrants in a manner similar to its use of options on securities indices. The risks of the fund's use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Although the fund will normally invest only in exchange-listed warrants, index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the fund's ability to exercise the warrants at such time, or in such quantities, as the fund would otherwise wish to do.

Short-term Trading

In seeking the fund's objective(s), Putnam Management will buy or sell portfolio securities whenever Putnam Management believes it appropriate to do so. From time to time the fund will buy securities intending to seek short-term trading profits. A change in the securities held by the fund is known as "portfolio turnover" and generally involves some expense to the fund. This expense may include brokerage commissions or dealer markups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the fund's investment policies, under certain market conditions the fund's portfolio turnover rate may be higher than that of other mutual funds. Portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities -- excluding securities whose maturities at acquisition were one year or less. The fund's portfolio turnover rate is not a limiting factor when Putnam Management considers a change in the fund's portfolio.

Securities Loans

The fund may make secured loans of its portfolio securities, on either a short-term or long-term basis, amounting to not more than 25% of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to broker-dealers pursuant to agreements requiring that the loans be continuously secured by collateral consisting of cash or short-term debt obligations at least equal at all times to the value of the securities on loan, "marked-to-market" daily. The borrower pays to the fund an amount equal to any dividends or interest received on securities lent. The fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities may pass to the borrower, the fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable the fund to exercise voting rights on any matters materially affecting the investment. The fund may also call such loans in order to sell the securities.

Repurchase Agreements

The fund, unless it is a money market fund, may enter into repurchase agreements, amounting to not more than 25% of its total assets. Money market funds may invest without limit in repurchase agreements. A repurchase agreement is a contract under which the fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the fund to resell such security at a fixed time and price (representing the fund's cost plus interest). It is the fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the fund which are collateralized by the securities subject to repurchase. Putnam Management will monitor such transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint account, along with cash of other Putnam funds and certain other accounts. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

Forward Commitments

The fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if the fund sets aside, on the books and records of its custodian, liquid assets in an amount sufficient to meet the purchase price, or if the fund enters into offsetting contracts for the forward sale of other securities it owns. In the case of to-be-announced ("TBA") purchase commitments, the unit price and the estimated principal amount are established when the fund enters into a contract, with the actual principal amount being within a specified range of the estimate. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Where such purchases are made through dealers, the fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the fund of an advantageous yield or price. Although the fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so. The fund may realize short-term profits or losses upon the sale of forward commitments.

The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the fund delivers securities under the commitment, the fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Swap Agreements

The fund may enter into swap agreements and other types of over-the-counter transactions with broker-dealers or other financial institutions. Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structures, swap agreements may increase or decrease the fund's exposure to long-or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices, inflation rates or the volatility of an equity index or one or more stocks. The value of the fund's swap positions would increase or decrease depending on the changes in value of the underlying rates, currency values, volatility or other indices or measures. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price. The fund's ability to engage in certain swap transactions may be limited by tax considerations.

The fund's ability to realize a profit from such transactions will depend on the ability of the financial institutions with which it enters into the transactions to meet their obligations to the fund. Under certain circumstances, suitable transactions may not be available to the fund, or the fund may be unable to close out its position under such transactions at the same time, or at the same price, as if it had purchased comparable publicly traded securities.

Derivatives

Certain of the instruments in which the fund may invest, such as futures contracts, options and forward contracts, are considered to be "derivatives." Derivatives are financial instruments whose value depends upon, or is derived from, the value or other attributes of an underlying asset, such as a security or an index. Further information about these instruments and the risks involved in their use is included elsewhere in the prospectus or in this SAI. The fund's use of derivatives may cause the fund to recognize higher amounts of short-term capital gains, generally taxed to shareholders at ordinary income tax rates. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Industry and sector groups

Putnam uses a customized set of industry and sector groups for classifying securities ("Putnam Industry Codes"). The Putnam Industry Codes are based on an expanded Standard & Poor's industry classification model, modified to be more representative of global investing and more applicable to both large and small capitalization securities. For presentation purposes, the fund may apply the Putnam Industry Codes differently in reporting industry groups in the fund's shareholder reports or other communications.

TAXES

Tax requirements for variable annuity and variable life insurance separate accounts. Internal Revenue Service regulations applicable to variable annuity and variable life insurance separate accounts generally require that portfolios that serve as the funding vehicles for such separate accounts meet a diversification requirement. A portfolio will meet this requirement if it invests no more than 55% of the value of its assets in one investment, 70% in two investments, 80% in three investments, and 90% in four investments. Alternatively, a portfolio will be treated as meeting this diversification requirement for any quarter of its taxable year if, as of the close of such quarter, the portfolio meets the diversification requirements applicable to regulated investment companies described below and no more than 55% of the value of its total assets consist of cash and cash items (including receivables), U.S. government securities and securities of other regulated investment companies. Each of the funds intends to comply with these requirements. Please refer to the prospectus of the separate accounts that hold interests in the funds for a discussion of the tax consequences of variable annuity and variable life contracts.

Taxation of the fund. The fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the fund must, among other things:

(a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;

(b) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid--generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year; and

(c) diversify its holdings so that, at the end of each quarter of the fund's taxable year, (i) at least 50% of the market value of the fund's total assets is represented by cash and cash items, U.S. Government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the fund's total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the fund's total assets is invested (x) in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the fund controls and which are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below). In the case of the fund's investments in loan participations, the fund shall treat a financial intermediary as an issuer for the purposes of meeting this diversification requirement.

In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, the American Jobs Creation Act of 2004 (the "2004 Act"), provides that for taxable years of a regulated investment company beginning after October 22, 2004, 100% of the net income derived from an interest in a "qualified publicly traded partnership" (defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (ii) that derives less than 90% of its income from the qualifying income described in paragraph (a) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of paragraph (c) above, the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership.

If the fund qualifies as a regulated investment company that is accorded special tax treatment, the fund will not be subject to federal income tax on income distributed in a timely manner, to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below).

If the fund were to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year, the fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If the fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the fund is permitted so to elect and so elects), plus any retained amount from the prior year, the fund will be subject to a 4% excise tax on the undistributed amounts. A dividend paid to shareholders by the fund in January of a year generally is deemed to have been paid by the fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

Hedging transactions. If the fund engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the fund, defer losses to the fund, cause adjustments in the holding periods of the fund's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the fund.

Certain of the fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If the fund's book income exceeds its taxable income, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of the recipient's basis in the shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If the fund's book income is less than its taxable income, the fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

Return of capital distributions. If the fund makes a distribution to you in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of your tax basis in your shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces your tax basis in your shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by you of your shares.

Dividends and distributions on the fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Distributions are taxable to a shareholder even if they are paid from income or gains earned by the fund prior to the shareholder's investment (and thus included in the price paid by the shareholder).

Securities issued or purchased at a discount. The fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

Capital loss carryover. Distributions from capital gains are generally made after applying any available capital loss carryovers. The amounts and expiration dates of any capital loss carryovers available to the fund are shown in Note 1 (Federal income taxes) to the financial statements included in Part I of this SAI or incorporated by reference into this SAI.

Foreign currency-denominated securities and related hedging transactions. The fund's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

If more than 50% of the fund's assets at year end consists of the securities of foreign corporations, the fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the fund to foreign countries in respect of foreign securities the fund has held for at least the minimum period specified in the Code. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder's ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. In particular, shareholders must hold their fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 additional days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a given dividend. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes.

Investment by the fund in "passive foreign investment companies" could subject the fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing fund."

A "passive foreign investment company" is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

Sale or redemption of shares. The sale, exchange or redemption of fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise the gain or loss on the sale, exchange or redemption of fund shares will be treated as short-term capital gain or loss. However, if a shareholder sells shares at a loss within six months of purchase, any loss will be disallowed for Federal income tax purposes to the extent of any exempt-interest dividends received on such shares. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any Capital Gain Dividends received by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of fund shares will be disallowed if other shares of the same fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Backup withholding. The fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to any individual shareholder who fails to furnish the fund with a correct taxpayer identification number (TIN), who has under-reported dividends or interest income, or who fails to certify to the fund that he or she is not subject to such withholding. The back-up withholding tax rate is 28% for amounts paid through 2010. This legislation will expire and the back-up withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.

In order for a foreign investor to qualify for exemption from the back-up withholding tax rates and for reduced withholding tax rates under income tax treaties, the foreign investor must comply with special certification and filing requirements. Foreign investors in a fund should consult their tax advisers in this regard.

Tax shelter reporting regulations. Under U.S. Treasury regulations issued on February 28, 2003, if a shareholder realizes a loss on disposition of fund shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies.

Non-U.S. Shareholders. In general, dividends (other than Capital Gain Dividends) paid by the fund to a shareholder that is not a "U.S. person" within the meaning of the Code (a "foreign person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, under the 2004 Act, effective for taxable years of the fund beginning after December 31, 2004 and before January 1, 2008, the fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person
(w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly designated by the fund (an "interest-related dividend"), and (ii) with respect to distributions (other than distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the fund (a "short-term capital gain dividend"). In addition, as indicated above, Capital Gain Dividends will not be subject to withholding of U.S. federal income tax.

If a beneficial holder who is a foreign person has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

The 2004 Act modifies the tax treatment of distributions from a fund that are paid to a foreign person and are attributable to gain from "U.S. real property interests" ("USRPIs"), which the Code defines to include direct holdings of U.S. real property and interests (other than solely as a creditor) in "U.S. real property holding corporations" such as REITs. The Code deems any corporation that holds (or held during the previous five-year period) USRPIs with a fair market value equal to 50% or more of the fair market value of the corporation's U.S. and foreign real property assets and other assets used or held for use in a trade or business to be a U.S. real property holding corporation; however, if any class of stock of a corporation is traded on an established securities market, stock of such class shall be treated as a USRPI only in the case of a person who holds more than 5% of such class of stock at any time during the previous five-year period. Under the 2004 Act, which is generally effective for taxable years of RICs beginning after December 31, 2004 and which applies to dividends paid or deemed paid on or before December 31, 2007, distributions to foreign persons attributable to gains from the sale or exchange of USRPIs will give rise to an obligation for those foreign persons to file a U.S. tax return and pay tax, and may well be subject to withholding under future regulations.

Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the fund or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend and certain other conditions are met, or (iii) the shares constitute USRPIs or (effective for taxable years of the fund beginning after December 31, 2004) the Capital Gain Dividends are paid or deemed paid on or before December 31, 2007 and are attributable to gains from the sale or exchange of USRPIs.


MANAGEMENT

Trustees
-----------------------------------------------------------------------------------------------------------

Name, Address 1, Date of
Birth, Age, Position(s)
Held with Fund and Length of       Principal
Service as a Putnam Fund       Occupation(s) During        Other Directorships
Trustee 2                         Past 5 Years             Held by Trustee
-----------------------------------------------------------------------------------------------------------
Jameson A. Baxter               President of Baxter        Director of ASHTA Chemicals, Inc., Banta
(9/6/43), Age 61, Trustee       Associates, Inc.,          Corporation (a printing and digital
since 1994                      a private investment firm  imaging firm), Ryerson Tull, Inc.
                                that she founded in 1986.  (a steel service corporation), the Mutual Fund
                                                           Directors Forum, Advocate Health Care and
                                                           BoardSource (formerly the National Center for
                                                           Nonprofit Boards).  She is Chairman Emeritus
                                                           of the Board of Trustees, Mount Holyoke College,
                                                           having served as Chairman for five years and
                                                           as a board member for thirteen years.  Until
                                                           2002, Ms. Baxter was a Director of Intermatic
                                                           Corporation (a manufacturer of energy control
                                                           products).
-----------------------------------------------------------------------------------------------------------
Charles B. Curtis               President and Chief        Member of the Council on Foreign
(4/27/40), Age 65, Trustee      Operating Officer,         Relations and the Trustee Advisory Council
since 2001                      Nuclear Threat Initiative  of the Applied Physics Laboratory, Johns
                                (a private foundation      Hopkins University. Until 2003, Mr. Curtis was
                                dealing with national      a Member of the Electric Power Research
                                security issues) and       Institute Advisory Council and the University
                                serves as Senior Advisor   of Chicago Board of Governors for Argonne
                                to the Untited Nations     National Laboratory. Prior to 2002, Mr. Curtis
                                Foundation.                was a Member of the Board of Directors of the
                                                           Gas Technology Institute and the Board of
                                                           Directors of the Environment and Natural
                                                           Resources Program Steering Committee, John F.
                                                           Kennedy School of Government, Harvard
                                                           University. Until 2001, Mr. Curtis was a Member
                                                           of the Department of Defense Policy Board and
                                                           Director of EG&G Technical Services, Inc.
                                                           (a fossil energy research and development
                                                           support company).
-----------------------------------------------------------------------------------------------------------
Myra R. Drucker                 Until August 31, 2004,     Vice Chair of the Board of Trustees of Sarah
(1/16/48), Age 57, Trustee      Ms. Drucker was Managing   Lawrence College. She is a Trustee of
since 2004                      Director and a member of   Commonfund (a not-for-profit firm specializing
                                the Board of Directors     in asset management for educational endowments
                                of General Motors Asset    and foundations) and a member of the Investment
                                Management and Chief       Committee of the Kresge Foundation (a
                                Investment Officer of      charitable trust). She is an ex-officio member
                                General Motors Trust       of the New York Stock Exchange (NYSE) Pension
                                Bank. Prior to 2001,       Managers  Advisory Committee, having served
                                she served as Chief        as Chair for seven years, and a member of the
                                Investment Officer of      Executive Committee of the Committee on
                                Xerox Corporation (a       Investment of Employee Benefit Assets. She is
                                technology and service     Chair of the Advisory Board of Hamilton Lane
                                company in the document    Advisors (an investment management firm) and a
                                industry).                 member of the Advisory Board of RCM (an
                                                           investment management firm). Until August
                                                           2001, Ms. Drucker served as a member of the
                                                           NYSE Corporate Accountability and Listing
                                                           Standards Committee and the NYSE/NASD IPO
                                                           Advisory Committee.
-----------------------------------------------------------------------------------------------------------
John A. Hill                    Vice Chairman, First       Director of Devon Energy Corporation,
(1/31/42), Age 63,              Reserve Corporation (a     TransMontaigne Oil Company, Continuum
Trustee since 1985 and          private equity buyout      Health Partners of New York and various
Chairman since 2000             firm that specializes      private companies controlled by First
                                in energy investments      Reserve Corporation, as well as a Trustee
                                in the diversified         of TH Lee Putnam Investment Trust (a
                                world-wide energy          closed-end investment company advised by an
                                industry).                 affiliate of Putnam Management).  He is also
                                                           a Trustee of Sarah Lawrence College.
-----------------------------------------------------------------------------------------------------------
Ronald J. Jackson               Private investor.          President of the Kathleen and Ronald J. Jackson
(12/17/43), Age 61,                                        Foundation (a charitable trust).  He is also
Trustee since 1996                                         a Member of the Board of Overseers of WGBH (a
                                                           public television and radio station).
-----------------------------------------------------------------------------------------------------------
Paul L. Joskow (6/30/47),       Elizabeth and James        Director of National Grid Transco (a UK-based
Age 57, Trustee since 1997      Killian Professor of       holding company with interests in electric and
                                Economics and Management,  gas transmission and distribution and
                                and Director of the        telecommunications infrastructure) and
                                Center for Energy and      TransCanada Corporation (an energy company
                                Environmental Policy       focused on natural gas transmission and power
                                Research at the            services). He has also been President of the
                                Massachusetts Institute    Yale University Council since 1993. Prior to
                                of Technology.             February 2005, he served on the board of the
                                                           Whitehead Institute for Biomedical Research
                                                           (a non-profit research institution). Prior to
                                                           February 2002, he was a Director of State Farm
                                                           Indemnity Company (an automobile insurance
                                                           company), and prior to March 2000, he was a
                                                           Director of New England Electric System
                                                           (a public utility holding company).
-----------------------------------------------------------------------------------------------------------
Elizabeth T. Kennan             Partner in Cambus-Kenneth  Lead Director of Northeast Utilities and is a
(2/25/38), Age 67, Trustee      Farm (thoroughbred horse   Director of Talbots, Inc. (a distributor of
since 1992                      and catlle breeding).      women's apparel). She is a Trustee of National
                                She is President Emeritus  Trust for Historic Preservation, of Centre
                                of Mount Holyoke College.  College and of Midway College (in Midway,
                                                           Kentucky).She is also a Member of The Trustees
                                                           of Reservations. Prior to 2001, Dr. Kennan
                                                           served on the oversight committee of the Folger
                                                           Shakespeare Library. Prior to September 2000,
                                                           she was a Director of Chastain Real Estate;
                                                           prior to June 2000, she was a Director of Bell
                                                           Atlantic Corp.
-----------------------------------------------------------------------------------------------------------
John H. Mullin, III             Chairman and CEO of        Director of The Liberty Corporation (a
(6/15/41), Age 63, Trustee      Ridgeway Farm (a limited   broadcasting company), Progress Energy, Inc. (a
since 1997                      liability company engaged  utility company, formerly known as Carolina
                                in timber and farming).    Power & Light) and Sonoco Products, Inc. (a
                                                           packaging company).  Mr. Mullin is Trustee
                                                           Emeritus of The National Humanities Center and
                                                           Washington & Lee University, where he served as
                                                           Chairman of the Investment Committee. Until
                                                           February 2004 and May 2001, he was a Director
                                                           of Alex Brown Realty, Inc. and Graphic
                                                           Packaging International Corp., respectively.
-----------------------------------------------------------------------------------------------------------
Robert E. Patterson             Senior Partner of Cabot    Chairman Emeritus and Trustee of the Joslin
(3/15/45), Age 60, Trustee      Properties, L.P. and       Diabetes Center and a Director of Brandywine
since 1984                      Chairman of Cabot          Trust Group, LLC. Prior to December 2001 and
                                Properties, Inc. (a        June 2003, Mr. Patterson served as a Trustee of
                                private equity firm        Cabot Industrial Trust and Sea Education
                                investing in commercial    Association, respectively.
                                real estate). Prior to
                                December 2001, he was
                                President of Cabot
                                Industrial Trust (a
                                publicly traded real
                                estate investment
                                trust).
-----------------------------------------------------------------------------------------------------------
W. Thomas Stephens              Chairman and Chief         Director of TransCanada Pipelines Limited. Until
(9/2/42), Age 62, Trustee       Executive Officer of       2004, Mr. Stephens was a Director of Xcel Energy
since 1997                      Boise Cascade, L.L.C.      Incorporated (a public utility company), Qwest
                                (a paper, forest product   Communications and Norske Canada, Inc. (a paper
                                and timberland assets      manufacturer).  Until 2003, Mr. Stephens was a
                                company).                  Director of Mail-Well, Inc. (a diversified
                                                           printing company). Prior to July 2001, Mr.
                                                           Stephens was Chairman of Mail-Well.
-----------------------------------------------------------------------------------------------------------
Richard B. Worley               Managing Partner of        Serves on the Executive Committee of the
(11/15/45), Age 59, Trustee     Permit Capital LLC (an     University of Pennsylvania Medical Center.  He
since 2004                      investment management      is a Trustee of The Robert Wood Johnson
                                firm). Prior to 2002, he   Foundation (a philanthropic organization devoted
                                served as Chief Strategic  to health care issues) and Director of The
                                Officer of Morgan Stanley  Colonial Williamsburg Foundation (a historical
                                Investment Management. He  preservation organization). Mr. Worley also
                                previously served as       serves on the investment committees of Mount
                                President, Chief           Holyoke College and World Wildlife Fund (a
                                Executive Officer and      wildlife conservation organization).
                                Chief Investment Officer
                                of Morgan Stanley Dean
                                Witter Investment
                                Management and as a
                                Managing Director of
                                Morgan Stanley (a
                                financial services firm).
-----------------------------------------------------------------------------------------------------------



Interested Trustees
-----------------------------------------------------------------------------------------------------------

*Charles E. Haldeman, Jr.       President and Chief        Trustee of Dartmouth College and Emeritus
(10/29/48), Age 56, Trustee     Executive Officer of       Trustee of Abington Memorial Hospital.
since 2004                      Putnam, LLC ("Putnam
                                Investments"). Member of
                                Putnam Investments'
                                Executive Board of
                                Directors and Advisory
                                Council.  Prior to
                                November 2003, Mr.
                                Haldeman served as Co-Head
                                of Putnam Investments'
                                Investment Division. Prior
                                to joining Putnam
                                Investments in 2002, he
                                served as Chief Executive
                                Officer of Delaware
                                Investments and President
                                and Chief Operating
                                Officer of United Asset
                                Management.
-----------------------------------------------------------------------------------------------------------
*George Putnam III              President of New           Director of The Boston Family Office, L.L.C.
(8/10/51), Age 53, Trustee      Generation Research, Inc.  (a registered investment advisor), and a Trustee
since 1984 and                  (a publisher of financial  of St. Mark's School and Shore Country Day School.
President since                 advisory and other         Until 2002, Mr. Putnam was a Trustee of the Sea
2000                            research services) and     Education Association.
                                of New Generation
                                Advisers, Inc. (a
                                registered investment
                                adviser to private funds).
                                Both firms he founded
                                in 1986.
-----------------------------------------------------------------------------------------------------------


1 The address of each Trustee is One Post Office Square, Boston, MA 02109.
As of December 31, 2004, there were 110 Putnam Funds.

2 Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 72, death or removal.

*Trustees who are or may be deemed to be "interested persons" (as defined in the Investment Company Act of 1940) of the fund, Putnam Management, Putnam Retail Management Limited Partnership ("Putnam Retail Management") or Marsh & McLennan Companies, Inc., the parent company of Putnam
Investments and its affiliated companies. Messrs. Putnam, III and Haldeman are deemed "interested persons" by virtue of their positions as officers of the fund or Putnam Management or Putnam Retail Management and as shareholders of Marsh & McLennan Companies, Inc. Charles E. Haldeman, Jr.
is President and Chief Executive Officer of Putnam Investments. George
Putnam, III is the President of your Fund and each of the other Putnam
Funds.




Officers

In addition to George Putnam III, the other officers of the fund are shown below:

-----------------------------------------------------------------------------------------------------------

Name, Address 1, Date of
Birth, Age, Position(s)       Length of Service with     Principal Occupation(s)
Held with Fund                the Putnam Funds           During Past 5 Years
-----------------------------------------------------------------------------------------------------------
Charles E. Porter             Since 1989                 Managing Director, Putnam Investments, Putnam
(7/26/38), Age 66, Executive                             Advisory Company, Putnam Investor Services and
Vice President, Associate                                Putnam Management.
Treasurer and Principal
Executive Officer
-----------------------------------------------------------------------------------------------------------
Jonathan S. Horwitz           Since 2004                 Managing Director, Putnam Investments.
(6/4/55), Age 49, Senior
Vice President and Treasurer
-----------------------------------------------------------------------------------------------------------
Steven D. Krichmar            Since 2002                 Managing Director, Putnam Investments and Putnam
(6/27/58), Age 46, Vice                                  Investor Services. Prior to 2001, Partner,
President and Principal                                  PricewaterhouseCoopers LLP.
Financial Officer
-----------------------------------------------------------------------------------------------------------
Michael T. Healy              Since 2000                 Managing Director, Putnam Investments and Putnam
(1/24/58), Age 47, Assistant                             Investor Services.
Treasurer and Principal
Accounting Officer
-----------------------------------------------------------------------------------------------------------
Beth S. Mazor                 Since 2002                 Senior Vice President, Putnam Investments and
(4/6/58), Age 47,                                        Putnam Investor Services.
Vice President
-----------------------------------------------------------------------------------------------------------
Daniel T. Gallagher           Since 2004                 Senior Vice President, Putnam Investments. Prior
(2/27/62), Age 43, Senior                                to 2004, Mr. Gallagher was an attorney for Ropes
Vice President, Staff Counsel                            & Gray LLP; prior to 2000, he was a law clerk for
and Compliance Liaison                                   the Massachusetts Supreme Judicial Court.
-----------------------------------------------------------------------------------------------------------
Mark C. Trenchard             Since 2002                 Senior Vice President, Putnam Investments.
(6/5/62), Age 42, Vice
President and BSA Compliance
Officer
-----------------------------------------------------------------------------------------------------------
Francis J. McNamara, III      Since 2004                 Senior Managing Director, Putnam Investments,
(8/19/55), Age 49, Vice                                  Putnam Management and Putnam Retail Management.
President and Chief Legal                                Prior to 2004, Mr. McNamara was General Counsel
Officer                                                  of State Street Research & Management Company.
-----------------------------------------------------------------------------------------------------------
Charles A. Ruys de Perez      Since 2004                 Managing Director, Putnam Investments, Putnam
(10/17/57), Age 47, Vice                                 Advisory Company, Putnam Investor Services,
President and Chief                                      Putnam Management and Putnam Retail Management.
Compliance Officer
-----------------------------------------------------------------------------------------------------------
James P. Pappas               Since 2004                 Managing Director, Putnam Investments and Putnam
(2/24/53), Age 52,                                       Management. During 2002, Mr. Pappas was Chief
Vice President                                           Operating Officer of Atalanta/Sosnoff Management
                                                         Corporation. Prior to 2001, he was President and
                                                         Chief Executive Officer of UAM Investment
                                                         Services, Inc.
-----------------------------------------------------------------------------------------------------------
Richard S. Robie, III         Since 2004                 Senior Managing Director, Putnam Investments,
(3/30/60), Age 45,                                       Putnam Management and Putnam Advisory Company.
Vice President                                           Prior to 2003, Mr. Robie was Senior Vice President
                                                         of United Asset Management Corporation.
-----------------------------------------------------------------------------------------------------------
Judith Cohen                  Since 1993                 Vice President, Clerk and Assistant Treasurer,
(6/7/45), Age 59, Vice                                   The Putnam Funds.
President, Clerk and
Assistant Treasurer
-----------------------------------------------------------------------------------------------------------



1 The address of each Officer is One Post Office Square, Boston, MA 02109.

Except as stated above, the principal occupations of the officers and Trustees for the last five years have been with the employers as shown above, although in some cases they have held different positions with such employers.

Committees of the Board of Trustees

Audit and Pricing Committee. The Audit and Pricing Committee provides oversight on matters relating to the preparation of the funds' financial statements, compliance matters and Code of Ethics issues. This oversight is discharged by regularly meeting with management and the funds' independent auditors and keeping current on industry developments. Duties of this Committee also include the review and evaluation of all matters and relationships pertaining to the funds' independent auditors, including their independence. The members of the Committee include only Trustees who are not "interested persons" of the fund or Putnam Management. Each member of the Committee is "independent" as defined in Sections 303.01(B)(2)(a) and (3) of the listing standards of the New York Stock Exchange and as defined in Section 121(A) of the listing standards of the American Stock Exchange. The Trustees have adopted a written charter for the Committee. The Committee also reviews the funds' policies and procedures for achieving accurate and timely pricing of the funds' shares, including oversight of fair value determinations of individual securities made by Putnam Management or other designated agents of the funds. The Committee oversees compliance by money market funds with Rule 2a-7, interfund transactions pursuant to Rule 17a-7, and the correction of occasional pricing errors. The Committee also receives reports regarding the liquidity of portfolio securities. The Audit and Pricing Committee currently consists of Dr. Joskow (Chairperson), Ms. Drucker and Messrs. Patterson, Stephens and Worley.

Board Policy and Nominating Committee. The Board Policy and Nominating Committee reviews matters pertaining to the operations of the Board of Trustees and its Committees, the compensation of the Trustees and their staff, and the conduct of legal affairs for the funds. The Committee evaluates and recommends all candidates for election as Trustees and recommends the appointment of members and chairs of each board committee. The Committee also reviews policy matters affecting the operation of the Board and its independent staff and makes recommendations to the Board as appropriate. The Committee consists only of Trustees who are not "interested persons" of your fund or Putnam Management. The Committee also oversees the voting of proxies associated with portfolio investments of The Putnam Funds with the goal of ensuring that these proxies are voted in the best interest of the Funds' shareholders. The Board Policy and Nominating Committee currently consists of Dr. Kennan (Chairperson), Ms. Baxter and Messrs. Hill, Mullin and Patterson. The Board Policy and Nominating Committee will consider nominees for trustee recommended by shareholders of a fund provided shareholders submit their recommendations by the date disclosed in the fund's proxy statement and provided the shareholders' recommendations otherwise comply with applicable securities laws, including Rule 14a-8 under the Securities Exchange Act of 1934.

Brokerage and Custody Committee. The Brokerage and Custody Committee reviews the policies and procedures of the Funds regarding the execution of portfolio transactions for the Funds, including policies regarding the allocation of brokerage commissions and soft dollar credits. The Committee reviews periodic reports regarding the Funds' activities involving derivative securities. The Committee also reviews and evaluates matters relating to the Funds' custody arrangements. The Committee currently consists of Messrs. Jackson (Chairperson), Curtis and Mullin, Ms. Baxter and Dr. Kennan.

Communication, Service, and Marketing Committee. This Committee examines the quality, cost and levels of services provided to the shareholders of The Putnam Funds. The Committee also reviews communications sent from the Funds to their shareholders, including shareholder reports, prospectuses, newsletters and other materials. In addition, this Committee oversees marketing and sales communications of the Funds' distributor. The Committee currently consists of Messrs. Putnam (Chairperson) and Stephens and Dr. Joskow.

Contract Committee. The Contract Committee reviews and evaluates at least annually all arrangements pertaining to (i) the engagement of Putnam Investment Management and its affiliates to provide services to the Funds,
(ii) the expenditure of the Funds' assets for distribution purposes pursuant to the Distribution Plan of the Funds, and (iii) the engagement of other persons to provide material services to the Funds, including in particular those instances where the cost of services is shared between the Funds and Putnam Investment Management and its affiliates or where Putnam Investment Management or its affiliates have a material interest. The Committee recommends to the Trustees such changes in arrangements that it deems appropriate. After review and evaluation, the Committee recommends to the Trustees the proposed organization of new Fund products, and proposed structural changes to existing Funds. The Committee is comprised exclusively of Independent Trustees. The Committee currently consists of Ms. Baxter (Chairperson), Messrs. Curtis, Jackson, and Mullin and Dr. Kennan.

Distributions Committee. This Committee oversees all Fund distributions and the management of the Closed-End Funds. In regard to distributions, the Committee approves the amount and timing of distributions paid by all the Funds to the shareholders when the Trustees are not in session. This Committee also meets regularly with representatives of Putnam Investments to review distribution levels and the Funds' distribution policies. The Committee currently consists of Messrs. Patterson (Chairperson) and Jackson and Dr. Joskow.

Executive Committee. The functions of the Executive Committee are twofold. The first is to ensure that the Funds' business may be conducted at times when it is not feasible to convene a meeting of the Trustees or for the Trustees to act by written consent. The Committee may exercise any or all of the power and authority of the Trustees when the Trustees are not in session. The second is to establish annual and ongoing goals, objectives and priorities for the Board of Trustees and to insure coordination of all efforts between the Trustees and Putnam Investments on behalf of the shareholders of the Putnam Funds. The Committee currently consists of Messrs. Hill (Chairman), Jackson, and Putnam, Dr. Joskow and Ms. Baxter.

Investment Oversight Committees. These Committees regularly meet with investment personnel of Putnam Investment Management to review the investment performance and strategies of the Putnam Funds in light of their stated investment objectives and policies. Investment Oversight Committee A currently consists of Mses. Drucker (Chairperson) and Baxter. Investment Oversight Committee B currently consists of Messrs. Curtis (Chairperson), Hill and Stephens. Investment Committee C currently consists of Messrs. Mullin (Chairperson), Putnam and Patterson and Dr. Kennan. Investment Oversight Committee D currently consists of Messrs. Worley (Chairperson) and Jackson and Dr. Joskow.

Each Trustee of the fund receives an annual retainer fee and an additional meeting fee for each Trustees' meeting attended. Trustees who are not "interested persons" of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings and for special services rendered in that connection. All of the Trustees who are not "interested persons" of Putnam Management are Trustees of all the Putnam funds and each receives fees for their services. For details of Trustees' fees paid by the fund and information concerning retirement guidelines for the Trustees, see "Charges and expenses" in Part I of this SAI.

The Agreement and Declaration of Trust of the fund provides that the fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the fund, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the fund or that such indemnification would relieve any officer or Trustee of any liability to the fund or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The fund, at its expense, provides liability insurance for the benefit of its Trustees and officers.

Putnam Management and its affiliates

Putnam Management is one of America's oldest and largest money management firms. Putnam Management's staff of experienced portfolio managers and research analysts selects securities and constantly supervises the fund's portfolio. By pooling an investor's money with that of other investors, a greater variety of securities can be purchased than would be the case individually; the resulting diversification helps reduce investment risk. Putnam Management has been managing mutual funds since 1937.

Putnam Management is a subsidiary of Putnam, LLC, which is also the parent company of Putnam Retail Management, The Putnam Advisory Company, LLC (a wholly-owned subsidiary of Putnam Advisory Company, Limited Partnership), Putnam Investments Limited (a wholly-owned subsidiary of The Putnam Advisory Company, LLC) and Putnam Fiduciary Trust Company. Putnam, LLC, which generally conducts business under the name Putnam Investments, is a wholly-owned subsidiary of Putnam Investments Trust, a holding company that, except for a minority stake owned by employees, is owned by Marsh & McLennan Companies, Inc., a publicly-owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

Trustees and officers of the fund who are also officers of Putnam
Management or its affiliates or who are stockholders of Marsh & McLennan Companies, Inc. will benefit from the advisory fees, sales commissions, distribution fees, custodian fees and transfer agency fees paid or allowed by the fund.

The Management Contract

Under a Management Contract between the fund and Putnam Management, subject to such policies as the Trustees may determine, Putnam Management, at its expense, furnishes continuously an investment program for the fund and makes investment decisions on behalf of the fund. Subject to the control of the Trustees, Putnam Management also manages, supervises and conducts the other affairs and business of the fund, furnishes office space and equipment, provides bookkeeping and clerical services (including determination of the fund's net asset value, but excluding shareholder accounting services) and places all orders for the purchase and sale of the fund's portfolio securities. Putnam Management may place fund portfolio transactions with broker-dealers that furnish Putnam Management, without cost to it, certain research, statistical and quotation services of value to Putnam Management and its affiliates in advising the fund and other clients. In so doing, Putnam Management may cause the fund to pay greater brokerage commissions than it might otherwise pay.

For details of Putnam Management's compensation under the Management Contract, see "Charges and expenses" in Part I of this SAI. Putnam Management's compensation under the Management Contract may be reduced in any year if the fund's expenses exceed the limits on investment company expenses imposed by any statute or regulatory authority of any jurisdiction in which shares of the fund are qualified for offer or sale. The term "expenses" is defined in the statutes or regulations of such jurisdictions, and generally excludes brokerage commissions, taxes, interest, extraordinary expenses and, if the fund has a distribution plan, payments made under such plan.

Under the Management Contract, Putnam Management may reduce its compensation to the extent that the fund's expenses exceed such lower expense limitation as Putnam Management may, by notice to the fund, declare to be effective. For the purpose of determining any such limitation on Putnam Management's compensation, expenses of the fund shall not reflect the application of commissions or cash management credits that may reduce designated fund expenses. The terms of any such expense limitation from time to time in effect are described in the prospectus and/or Part I of this SAI.

In addition, through the end of the fund's fiscal year ending in 2005, Putnam Management has agreed to waive fees and reimburse expenses of the fund to the extent necessary to ensure that the fund pays total fund operating expenses at an annual rate that does not exceed the average expenses of the funds underlying variable insurance products viewed by Lipper Inc. as having the same investment classification or objective as the fund (expressed in each case as a percentage of average net assets). For these purposes, total fund operating expenses of both the fund and the Lipper category average will be calculated without giving effect to 12b-1 fees or any expense offset and brokerage service arrangements that may reduce fund expenses. The Lipper category average will be calculated by Lipper each calendar quarter based on expense information for the most recent fiscal year of each fund included in that category, and the expense limitation will be updated as of the first business day after Lipper publishes the category average (generally shortly after the end of each calendar quarter).

In addition to the fee paid to Putnam Management, the fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their assistants who provide certain administrative services for the fund and the other Putnam funds, each of which bears an allocated share of the foregoing costs. The aggregate amount of all such payments and reimbursements is determined annually by the Trustees.

The amount of this reimbursement for the fund's most recent fiscal year is included in "Charges and Expenses" in Part I of this SAI. Putnam Management pays all other salaries of officers of the fund. The fund pays all expenses not assumed by Putnam Management including, without limitation, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The fund pays the cost of typesetting for its prospectuses and the cost of printing and mailing any prospectuses sent to its shareholders. Putnam Retail Management pays the cost of printing and distributing all other prospectuses.

The Management Contract provides that Putnam Management shall not be subject to any liability to the fund or to any shareholder of the fund for any act or omission in the course of or connected with rendering services to the fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties on the part of Putnam Management.

The Management Contract may be terminated without penalty by vote of the Trustees or the shareholders of the fund, or by Putnam Management, on 30 days' written notice. It may be amended only by a vote of the shareholders of the fund. The Management Contract also terminates without payment of any penalty in the event of its assignment. The Management Contract provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not "interested persons" of Putnam Management or the fund. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a "majority of the outstanding voting securities" as defined in the Investment Company Act of 1940.

In considering the Management Contract, the Trustees consider numerous factors they believe to be relevant, including the advisor's research and decision-making processes, the methods adopted to assure compliance with the fund's investment objectives, policies and restrictions; the level of research required to select the securities appropriate for investment by the fund; the education, experience and number of advisory personnel; the level of skill and effort required to manage the fund; the value of services provided by the advisor; the economies and diseconomies of scale reflected in the management fee; the advisor's profitability; the financial condition and stability of the advisor; the advisor's trade allocation methods; the standards and performance in seeking best execution; allocation for brokerage and research and use of soft dollars; the fund's total return performance compared with its peers. Putnam has established several management fee categories to fit the particular characteristics of different types of funds.

The nature and complexity of international and global funds generally makes these funds more research intensive than funds that invest mainly in U.S. companies, due to the greater difficulty of obtaining information regarding the companies in which the fund invests, and the governmental, economic and market conditions of the various countries outside of the U.S. In addition, trade execution and settlement may be more costly than in the U.S.

Conversely, the research intensity for a U.S. money market or bond fund is typically less than for a international or global fund or a U.S. equity fund due to the more ready availability of information regarding the issuer, the security, the accessibility of the trading market and the typically lower trading and execution costs. See "Portfolio Transactions - Brokerage and Research Services."

The Sub-Manager

Sub-advisor. Pursuant to the terms of a sub-management agreement between Putnam Management and Putnam Investments Limited ("PIL"), Putnam Management (and not the fund) pays a quarterly sub-management fee to PIL for its services at the annual rate of 0.35% of the average aggregate net asset value of the portion of Putnam VT Global Equity Fund, Putnam VT International Equity Fund, Putnam VT International Growth and Income Fund and Putnam VT Utilities Growth and Income Fund, if any, managed by PIL from time to time, and 0.40% of the average aggregate net asset value of the portion of Putnam VT Diversified Income Fund and Putnam VT High Yield Fund, if any, managed by PIL from time to time.

Putnam Investments Limited ("PIL"), a wholly-owned subsidiary of The Putnam Advisory Company, LLC and an affiliate of Putnam Management, has been retained as the sub-manager for a portion of the assets of certain funds as determined by Putnam Management from time to time. PIL is currently authorized to serve as the sub-manager, to the extent determined by Putnam Management from time to time, for the following funds: Putnam VT Diversified Income Fund, Putnam VT High Yield Fund, Putnam VT Global Equity Fund, Putnam VT International Equity Fund, Putnam VT International Growth and Income Fund and Putnam VT Utilities Growth and Income Fund. PIL may serve as sub-manager pursuant to the terms of a sub-management agreement between Putnam Management and PIL.

Under the terms of the sub-management contract, PIL, at its own expense, furnishes continuously an investment program for that portion of each such fund that is allocated to PIL from time to time by Putnam Management and makes investment decisions on behalf of such portion of the fund, subject to the supervision of Putnam Management. Putnam Management may also, at its discretion, request PIL to provide assistance with purchasing and selling securities for the fund, including placement of orders with certain broker-dealers. PIL, at its expense, furnishes all necessary investment and management facilities, including salaries of personnel, required for it to execute its duties.

The sub-management contract provides that PIL shall not be subject to any liability to Putnam Management, the fund or any shareholder of the fund for any act or omission in the course of or connected with rendering services to the fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties on the part of PIL.

The sub-management contract may be terminated with respect to a fund without penalty by vote of the Trustees or the shareholders of the fund, or by PIL or Putnam Management, on 30 days' written notice. The sub-management contract also terminates without payment of any penalty in the event of its assignment. Subject to applicable law, it may be amended by a majority of the Trustees who are not "interested persons" of Putnam Management or the fund. The sub-management contract provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not "interested persons" of Putnam Management or the fund. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a "majority of the outstanding voting securities" as defined in the Investment Company Act of 1940.

Portfolio Transactions

Potential conflicts of interest in managing multiple accounts. Like other investment professionals with multiple clients, the fund's Portfolio Leader(s) and Portfolio Member(s) may face certain potential conflicts of interest in connection with managing both the fund and the other accounts listed under "Other Accounts Managed by the Fund's Portfolio Managers" at the same time. The paragraphs below describe some of these potential conflicts, which Putnam Management believes are faced by investment professionals at most major financial firms. As described below, Putnam Management and the Trustees of the Putnam funds have adopted compliance policies and procedures that attempt to address certain of these potential conflicts.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance ("performance fee accounts"), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

* The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

* The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

* The trading of other accounts could be used to benefit higher-fee accounts (front-running).

* The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

Putnam Management attempts to address these potential conflicts of interest relating to higher-fee accounts through various compliance policies that are generally intended to place all accounts, regardless of fee structure, on the same footing for investment management purposes. For example, under Putnam Management's policies:

* Performance fee accounts must be included in all standard trading and allocation procedures with all other accounts.

* All accounts must be allocated to a specific category of account and trade in parallel with allocations of similar accounts based on the procedures generally applicable to all accounts in those groups (e.g., based on relative risk budgets of accounts).

* All trading must be effected through Putnam's trading desks and normal queues and procedures must be followed (i.e., no special treatment is permitted for performance fee accounts or higher-fee accounts based on account fee structure).

* Front running is strictly prohibited.

* The fund's Portfolio Leader(s) and Portfolio Member(s) may not be guaranteed or specifically allocated any portion of a performance fee.

As part of these policies, Putnam Management has also implemented trade oversight and review procedures in order to monitor whether particular accounts (including higher-fee accounts or performance fee accounts) are being favored over time.

Potential conflicts of interest may also arise when the Portfolio Leader(s) or Portfolio Member(s) have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, Putnam Management's investment professionals do not have the opportunity to invest in client accounts, other than the Putnam funds. However, in the ordinary course of business, Putnam Management or related persons may from time to time establish "pilot" or "incubator" funds for the purpose of testing proposed investment strategies and products prior to offering them to clients. These pilot accounts may be in the form of registered investment companies, private funds such as partnerships or separate accounts established by Putnam Management or an affiliate. Putnam Management or an affiliate supplies the funding for these accounts. Putnam employees, including the fund's Portfolio Leader(s) and Portfolio Member(s), may also invest in certain pilot accounts. Putnam Management, and to the extent applicable, the Portfolio Leader(s) and Portfolio Member(s) will benefit from the favorable investment performance of those funds and accounts. Pilot funds and accounts may, and frequently do, invest in the same securities as the client accounts. Putnam Management's policy is to treat pilot accounts in the same manner as client accounts for purposes of trading allocation - neither favoring nor disfavoring them except as is legally required. For example, pilot accounts are normally included in Putnam Management's daily block trades to the same extent as client accounts.

A potential conflict of interest may arise when the fund and other accounts purchase or sell the same securities. On occasions when the Portfolio Leader(s) or Portfolio Member(s) consider the purchase or sale of a security to be in the best interests of the fund as well as other accounts, Putnam Management's trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to the fund or another account if one account is favored over another in allocating the securities purchased or sold - for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account. Putnam Management's trade allocation policies generally provide that each day's transactions in securities that are purchased or sold by multiple accounts are, insofar as possible, averaged as to price and allocated between such accounts (including the fund) in a manner which in Putnam Management's opinion is equitable to each account and in accordance with the amount being purchased or sold by each account. Certain exceptions exist for specialty, regional or sector accounts. Trade allocations are reviewed on a periodic basis as part of Putnam Management's trade oversight procedures in an attempt to ensure fairness over time across accounts.

"Cross trades," in which one Putnam account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. Putnam Management and the fund's Trustees have adopted compliance procedures that provide that any transactions between the fund and another Putnam-advised account are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different investment objectives and strategies of the fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than the fund. Depending on another account's objectives or other factors, the Portfolio Leader(s) and Portfolio Member(s) may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to the fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by the Portfolio Leader(s) or Portfolio Member(s) when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts. As noted above, Putnam Management has implemented trade oversight and review procedures to monitor whether any account is systematically favored over time.

The fund's Portfolio Leader(s) and Portfolio Member(s) may also face other potential conflicts of interest in managing the fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the fund and other accounts. For information on restrictions imposed on personal securities transactions of the fund's Portfolio Leader(s) and Portfolio Member(s), please see "Personal Investments by Employees of Putnam Management and Putnam Retail Management and Officers and Trustees of the Fund."

For information about other funds and accounts managed by the fund's Portfolio Leader(s) and Portfolio Member(s), please refer to "Who manages the fund(s)?" in the prospectus and "Fund Ownership and Other Accounts Managed by the Funds' Portfolio Managers" in Part I of the SAI.

Brokerage and research services. Transactions on U.S. stock exchanges, commodities markets and futures markets and other agency transactions involve the payment by the fund of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States. The fund pays commissions on certain securities traded in the over-the-counter markets. In underwritten offerings, the price paid by the fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. It is anticipated that most purchases and sales of securities by funds investing primarily in tax-exempt securities and certain other fixed-income securities will be with the issuer or with underwriters of or dealers in those securities, acting as principal. Accordingly, those funds would not ordinarily pay significant brokerage commissions with respect to securities transactions. See "Charges and expenses" in Part I of this SAI for information concerning commissions paid by the fund.

It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive brokerage and research services (as defined in the Securities Exchange Act of 1934, as amended (the "1934 Act")) from broker-dealers that execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, Putnam Management receives brokerage and research services and other similar services from many broker-dealers with which Putnam Management places the fund's portfolio transactions and from third parties with which these broker-dealers have arrangements. These services include such matters as economic analysis, investment research and database services, industry and company reviews, evaluations of investments, recommendations as to the purchase and sale of investments, performance measurement services, subscriptions, pricing services, quotation services, news services and computer equipment (investment-related hardware and software) utilized by Putnam Management's managers and analysts. Where the services referred to above are used by Putnam Management not exclusively for research purposes, Putnam Management, based upon its own allocations of expected use, bears that portion of the cost of these services which directly relates to their non-research use. Some of these services are of value to Putnam Management and its affiliates in advising various of their clients (including the fund), although not all of these services are necessarily useful and of value in managing the fund. The management fee paid by the fund is not reduced because Putnam Management and its affiliates receive these services even though Putnam Management might otherwise be required to purchase some of these services for cash.

Putnam Management places all orders for the purchase and sale of portfolio investments for the fund and buys and sells investments for the fund through a substantial number of brokers and dealers. In so doing, Putnam Management uses its best efforts to obtain for the fund the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, Putnam Management, having in mind the fund's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security or other investment, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

As permitted by Section 28(e) of the 1934 Act, and by the Management Contract, Putnam Management may cause the fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to Putnam Management an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for the fund on an agency basis in excess of the commission which another broker-dealer would have charged for effecting that transaction. Putnam Management's authority to cause the fund to pay any such greater commissions is subject to such policies as the Trustees may adopt from time to time. Putnam Management does not currently intend to cause the fund to make such payments. It is the position of the staff of the Securities and Exchange Commission that Section 28(e) does not apply to the payment of such greater commissions in "principal" transactions. Accordingly Putnam Management will use its best effort to obtain the most favorable price and execution available with respect to such transactions, as described above.

The Management Contract provides that commissions, fees, brokerage or similar payments received by Putnam Management or an affiliate in connection with the purchase and sale of portfolio investments of the fund, less any direct expenses approved by the Trustees, shall be recaptured by the fund through a reduction of the fee payable by the fund under the Management Contract. Putnam Management seeks to recapture for the fund soliciting dealer fees on the tender of the fund's portfolio securities in tender or exchange offers. Any such fees which may be recaptured are likely to be minor in amount.

Principal Underwriter

Putnam Retail Management is the principal underwriter of shares of the fund and the other continuously offered Putnam funds. Putnam Retail Management is not obligated to sell any specific amount of shares of the fund and will purchase shares for resale only against orders for shares. See "Charges and expenses" in Part I of this SAI for information on sales charges and other payments received by Putnam Retail Management.

Personal Investments by Employees of Putnam Management and Putnam Retail Management and Officers and Trustees of the Fund

Employees of Putnam Management, PIL and Putnam Retail Management and officers and Trustees of the fund are subject to significant restrictions on engaging in personal securities transactions. These restrictions are set forth in the Codes of Ethics adopted by Putnam Management, PIL and Putnam Retail Management (the Putnam Investments Code of Ethics) and by the fund (the Putnam Funds Code of Ethics). The Putnam Investments Code of Ethics and the Putnam Funds Code of Ethics, in accordance with Rule 17j-1 of the Investment Company Act of 1940, as amended, contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the fund.

The Putnam Investments Code of Ethics does not prohibit personnel from investing in securities that may be purchased or held by the fund. However, the Putnam Investments Code of Ethics, consistent with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing and requirements established by Rule 17j-1 and rules adopted under the Investment Advisers Act of 1940, among other things, prohibits personal securities investments without pre-clearance, imposes time periods during which personal transactions may not be made in certain securities by employees with access to investment information, and requires the timely submission of broker confirmations and quarterly reporting of personal securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process.

The Putnam Funds' Code of Ethics incorporates and applies the restrictions of the Putnam Investments Code of Ethics to officers and Trustees of the fund who are affiliated with Putnam Investments. The Putnam Funds Code of Ethics does not prohibit unaffiliated officers and Trustees from investing in securities that may be held by the fund; however, the Putnam Funds Code of Ethics regulates the personal securities transactions of unaffiliated Trustees of the fund, including limiting the time periods during which they may personally buy and sell certain securities and requiring them to submit quarterly reports of personal securities transactions.

The fund's Trustees, in compliance with Rule 17j-1, approved the Putnam Investments and the Putnam Funds Codes of Ethics and are required to approve any material changes to these Codes. The Trustees also provide continued oversight of personal investment policies and annually evaluate the implementation and effectiveness of the Codes of Ethics.

Investor Servicing Agent and Custodian

Putnam Investor Services, a division of Putnam Fiduciary Trust Company ("PFTC"), is the fund's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees that are paid monthly by the fund as an expense of all its shareholders. The fee paid to Putnam Investor Services is determined on the basis of the assets of the fund.

PFTC is the custodian of the fund's assets. In carrying out its duties under its custodian contract, PFTC may employ one or more subcustodians whose responsibilities include safeguarding and controlling the fund's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the fund's investments. PFTC and any subcustodians employed by it have a lien on the securities of the fund (to the extent permitted by the fund's investment restrictions) to secure charges and any advances made by such subcustodians at the end of any day for the purpose of paying for securities purchased by the fund. The fund expects that such advances will exist only in unusual circumstances. Neither PFTC nor any subcustodian determines the investment policies of the fund or decides which securities the fund will buy or sell. PFTC pays the fees and other charges of any subcustodians employed by it. The fund pays PFTC an annual fee based on the fund's assets, securities transactions and securities holdings and reimburses PFTC for certain out-of-pocket expenses incurred by it or any subcustodian employed by it in performing custodial services.

The fund may from time to time pay custodial or investor servicing agent expenses in full or in part through the placement by Putnam Management of the fund's portfolio transactions with the subcustodians or with a third-party broker having an agreement with the subcustodians. See "Charges and expenses" in Part I of this SAI for information on fees and reimbursements for investor servicing and custody received by PFTC. The fees may be reduced by credits allowed by PFTC.

Counsel to the Trust and the Independent Trustees

Ropes & Gray LLP serves as counsel to the Trust and the independent Trustees, and is located at One International Place, Boston, Massachusetts 02110.

DETERMINATION OF NET ASSET VALUE

The fund determines the net asset value per share of each class of shares once each day the New York Stock Exchange (the "Exchange") is open . Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Rev. Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving and Christmas. The fund determines net asset value as of the close of regular trading on the Exchange, normally 4:00 p.m. Eastern time. However, equity options held by the fund are priced as of the close of trading at 4:10 p.m., and futures contracts on U.S. government and other fixed-income securities and index options held by the fund are priced as of their close of trading at 4:15 p.m.

Securities for which market quotations are readily available are valued at prices which, in the opinion of Putnam Management, most nearly represent the market values of such securities. Currently, such prices are determined using the last reported sale price (or official closing price for certain markets) or, if no sales are reported (as in the case of some securities traded over-the-counter), the last reported bid price, except that certain securities are valued at the mean between the last reported bid and ask prices. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees. Liabilities are deducted from the total, and the resulting amount is divided by the number of shares of the class outstanding.

Reliable market quotations are not considered to be readily available for long-term corporate bonds and notes, certain preferred stocks, tax-exempt securities, and certain foreign securities. These investments are valued at fair value on the basis of valuations furnished by pricing services, which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

If any securities held by the fund are restricted as to resale, Putnam Management determines their fair value following procedures approved by the Trustees. The fair value of such securities is generally determined as the amount which the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class, the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. Currency exchange rates are normally determined at the close of trading in London, England (11:00 a.m., New York time). If there has been a movement in the U.S. currency market that exceeds a specified threshold that may change from time to time, the fund will generally use exchange rates determined as of 3:00 p.m. Eastern time. The closing prices for securities in markets or on exchanges outside the U.S. that close prior to the close of the Exchange may not fully reflect events that occur after such close but before the close of the Exchange. As a result, the fund has adopted fair value pricing procedures, which, among other things, require the fund to fair value foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the fund to a significant extent. In addition, securities held by some of the funds may be traded in foreign markets that are open for business on days that the fund is not, and the trading of such securities on those days may have an impact on the value of a shareholder's investment at a time when the shareholder cannot buy and sell shares of the fund.

In addition, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities and tax-exempt securities) are determined based on market quotations collected prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between the time of the determination of value and the close of the Exchange which will not be reflected in the computation of the fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Trustees.

The funds may also value their assets at fair value under other circumstances pursuant to procedures approved by the Trustees.

Money Market Funds

Money market funds generally value their portfolio securities at amortized cost according to Rule 2a-7 under the Investment Company Act of 1940.

Since the net income of a money market fund is declared as a dividend each time it is determined, the net asset value per share of a money market fund remains at $1.00 per share immediately after such determination and dividend declaration. Any increase in the value of a shareholder's investment in a money market fund representing the reinvestment of dividend income is reflected by an increase in the number of shares of that fund in the shareholder's account on the last business day of each month. It is expected that a money market fund's net income will normally be positive each time it is determined. However, if because of realized losses on sales of portfolio investments, a sudden rise in interest rates, or for any other reason the net income of a fund determined at any time is a negative amount, a money market fund may offset such amount allocable to each then shareholder's account from dividends accrued during the month with respect to such account. If, at the time of payment of a dividend, such negative amount exceeds a shareholder's accrued dividends, a money market fund may reduce the number of outstanding shares by treating the shareholder as having contributed to the capital of the fund that number of full and fractional shares which represent the amount of the excess. Each shareholder is deemed to have agreed to such contribution in these circumstances by his or her investment in a money market fund.

DISTRIBUTION PLAN

The Trust has adopted a distribution plan with respect to class IB shares, the principal features of which are described in the prospectus. This SAI contains additional information which may be of interest to investors.

Continuance of the plan is subject to annual approval by a vote of the Trustees, including a majority of the Trustees who are not interested persons of a fund and who have no direct or indirect interest in the plan or related arrangements (the "Qualified Trustees"), cast in person at a meeting called for that purpose. All material amendments to the plan must be likewise approved by the Trustees and the Qualified Trustees. The plan may not be amended in order to increase materially the costs which a fund may bear for distribution pursuant to such plan without also being approved by a majority of the outstanding voting securities of a fund or relevant class of the fund, as the case may be. The plan terminates automatically in the event of its assignment and may be terminated without penalty, at any time, by a vote of a majority of the Qualified Trustees or by a vote of a majority of the outstanding voting securities of the fund or the relevant class of the fund, as the case may be.

Putnam Retail Management pays service fees to insurance companies and their affiliated dealers at the rates set forth in the Prospectus. Service fees are paid quarterly to the insurance company or dealer of record for that quarter.

Financial institutions receiving payments from Putnam Retail Management as described above may be required to comply with various state and federal regulatory requirements, including among others those regulating the activities of insurance companies and securities brokers or dealers.

Except as otherwise agreed between Putnam Retail Management and a dealer, for purposes of determining the amounts payable to insurance companies or their affiliates, "average net asset value" means the product of (i) the average daily share balance in such account(s) and (ii) the average daily net asset value of the relevant class of shares over the quarter.

ADDITIONAL PAYMENTS

In addition to the ongoing payments described above under "Distribution Plan," Putnam Retail Management and its affiliates also pay additional compensation to selected insurance companies (or affiliated broker-dealers) to whom shares of the funds are offered ("Record Owners") and to dealers that sell variable insurance products ("dealers") as described below. These payments may create an incentive for a Record Owner firm, dealer firm or their representatives to recommend or offer shares of the fund or other Putnam funds, or insurance products for which the funds serve as underlying investments, to its customers. These additional payments are made pursuant to agreements with Record Owners and dealers and do not change the price paid by investors for the purchase of a share or the amount a fund will receive as proceeds from such sales or the distribution (12b-1) fees and other expenses paid by the fund as shown under the heading "Fees and Expenses" in the prospectus.

Marketing and/or Administrative Services Support Payments

Putnam Retail Management and its affiliates will make payments to certain Record Owners and dealers for their marketing and/or administrative support services, including business planning assistance, educating dealer personnel about the funds and shareholder financial planning needs, placement on the dealer's preferred or recommended fund list, access to sales meetings, sales representatives and management representatives of the dealer and administrative services performed by the Record Owner or dealer. These payments are made to dealers that are registered as holders of record or dealers of record for accounts in the fund. These payments are generally based on one or more of the following factors: average net assets of a fund attributable to that dealer, gross or net sales of the funds attributable to that dealer or a negotiated lump sum payment for services rendered.

Putnam Retail Management and its affiliates compensate Record Owners and dealers differently depending upon, among other factors, the level and/or type of marketing and/or administrative support servicing provided by the Record Owner or dealer.

Marketing and/or administrative support payments to any one Record Owner or dealer are not expected, with certain limited exceptions, to exceed 0.25% of the average net assets of the funds attributable to that Record Owner or dealer on an annual basis.

Other Payments

From time to time, Putnam Retail Management, at its expense, may provide additional compensation to Record Owners or dealers which sell or arrange for the sale of shares of the fund or variable insurance products to the extent not prohibited by laws or the rules of any self-regulatory agency, such as the NASD. Such compensation provided by Putnam Retail Management may include financial assistance to Record Owners or dealers that enable Putnam Retail Management to participate in and/or present at Record Owner or dealer-sponsored conferences or seminars, sales or training programs for invited registered representatives and other Record Owner or dealer employees, Record Owner or dealer entertainment, and other Record Owner or dealer-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, retention and due diligence trips. Putnam Retail Management makes payments for entertainment events it deems appropriate, subject to Putnam Retail Management's internal guidelines and applicable law. These payments may vary upon the nature of the event.

PFTC makes payments to certain dealers that distribute the insurance products for which the funds serve as underlying funding vehicles for subaccounting and similar recordkeeping services provided to shareholders of other Putnam funds.

You can ask your Record Owner or dealer for information about payments it receives from Putnam Retail Management and its affiliates and the services it provides for those payments.

SUSPENSION OF REDEMPTIONS

The fund may not suspend shareholders' right of redemption, or postpone payment for more than seven days, unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the Commission for protection of investors.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the fund. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the fund or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of fund property for all loss and expense of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund would be unable to meet its obligations. The likelihood of such circumstances is remote.

DISCLOSURE OF PORTFOLIO INFORMATION

The Trustees of the Putnam funds have adopted policies with respect to the disclosure of the fund's portfolio holdings by the fund, Putnam Management, or their affiliates. These policies provide that information about the fund's portfolio generally may not be released to any party prior to (i) the posting of such information on the Putnam Investments Web site, (ii) the filing of the information with the SEC in a required filing, or (iii) the dissemination of such information to all shareholders simultaneously. Certain limited exceptions pursuant to the fund's policies are described below. The Trustees will periodically receive reports from the fund's Chief Compliance Officer regarding the operation of these policies and procedures, including any arrangements to make non-public disclosures of the fund's portfolio information to third parties. Putnam Management and its affiliates are not permitted to receive compensation or other consideration in connection with disclosing information about the fund's portfolio holdings to third parties.

Public Disclosures

The fund's portfolio holdings are currently disclosed to the public through required filings with the SEC and on the Putnam Investments Web site. The fund files its portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of the fund's fiscal year). Shareholders may obtain the fund's Form N-CSR and N-Q filings on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-CSR and N-Q filings may be reviewed and copied at the SEC's public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC's Web site or the operation of the public reference room.

Putnam Management also currently makes the fund's portfolio information publicly available on the Putnam Investments Web site, www.putnaminvestments.com, as disclosed in the following table:

------------------------------------------------------------------------------------------------
Information               Frequency of Disclosure   Date of Web Posting
------------------------------------------------------------------------------------------------
Full Portfolio Holdings 1       Quarterly           Last business day of the month following
                                                    the end of each calendar quarter
------------------------------------------------------------------------------------------------
Top 10 Portfolio Holdings       Monthly             10 business days after the end of each month
                                                    and other portfolio statistics
------------------------------------------------------------------------------------------------


(1) Putnam VT Money Market Fund does not currently make full quarterly holdings available on the Putnam Investments website.

The scope of the information relating to the fund's portfolio that is made available on the Web site may change from time to time without notice. In addition, the posting of fund holdings may be delayed in some instances for technical reasons.

Putnam Management or its affiliates may include fund portfolio information that has already been made public through a Web posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that, in the case of information made public through the Web, the information is disclosed no earlier than the day after the date of posting to the Web site.

Other Disclosures

The fund's policies require that non-public disclosures of information regarding the fund's portfolio may be made only if there is a legitimate business purpose consistent with fiduciary duties to all shareholders of the fund. In addition, the party receiving the non-public information must sign a non-disclosure agreement unless otherwise approved by Putnam Management's Compliance Department. Arrangements to make non-public disclosures of the fund's portfolio information must be approved by the Chief Compliance Officer of the fund. The Chief Compliance Officer will report on an ongoing basis to a committee of the fund's Board of Trustees consisting only of Trustees who are not "interested persons" of the fund or Putnam Management regarding any such arrangement that the fund may enter into with third parties other than service providers to the fund.

The fund periodically discloses its portfolio information on a confidential basis to various service providers that require such information in order to assist the fund with its day-to-day business affairs. In addition to Putnam Management and its affiliates, including PFTC and PRM, these service providers include the fund's sub-custodians, which currently include Mellon Bank N.A., State Street Bank and Trust Company, Brown Brothers Harriman & Co., UMB Bank, N.A., JPMorgan Chase Bank, and Citibank N.A., the fund's independent registered public accounting firm, legal counsel, and financial printer (McMunn Associates, Inc.), and the fund's proxy voting service, currently Investor Responsibility Research Center, Inc. These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the fund.

The fund may also periodically provide non-public information about its portfolio holdings to rating and ranking organizations, such as Lipper Inc. and Morningstar Inc., in connection with those firms' research on and classification of the fund and in order to gather information about how the fund's attributes (such as volatility, turnover, and expenses) compare with those of peer funds. Any such firm would be required to keep the fund's portfolio information confidential and would be prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the fund.

PROXY VOTING GUIDELINES AND PROCEDURES

The Trustees of the Putnam funds have established proxy voting guidelines and procedures that govern the voting of proxies for the securities held in the funds' portfolios. The proxy voting guidelines summarize the funds' positions on various issues of concern to investors, and provide direction to the proxy voting service used by the funds as to how fund portfolio securities should be voted on proposals dealing with particular issues. The proxy voting procedures explain the role of the Trustees, Putnam Management, the proxy voting service and the funds' proxy coordinator in the proxy voting process, describe the procedures for referring matters involving investment considerations to the investment personnel of Putnam Management and describe the procedures for handling potential conflicts of interest. The Putnam funds' proxy voting guidelines and procedures are included in this SAI as Appendix A. Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 is available on the Putnam Individual Investor Web site, www.putnam.com/individual, and on the SEC's Web site at www.sec.gov. If you have questions about finding forms on the SEC's Web site, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds' proxy voting guidelines and procedures by calling Putnam's Shareholder Services at 1-800-225-1581.

SECURITIES RATINGS

The ratings of securities in which the fund may invest will be measured at the time of purchase and, to the extent a security is assigned a different rating by one or more of the various rating agencies, Putnam Management may use the highest rating assigned by any agency. Putnam Management will not necessarily sell an investment if its rating is reduced. The following rating services describe rated securities as follows:

Moody's Investors Service, Inc.

Bonds

Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds which are rated Baa are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Notes

MIG 1/VMIG 1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Commercial paper

Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by the following characteristics:

-- Leading market positions in well established industries.

-- High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

-- Well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard & Poor's

Bonds

AAA -- An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA -- An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A -- An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB -- An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB -- An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B -- An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligations. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC -- An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC -- An obligation rated CC is currently highly vulnerable to nonpayment.

C -- The C rating may be used to cover a situation where a bankruptcy petition has been filed, or similar action has been taken, but payments on this obligation are being continued.

D -- An obligation rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition, or the taking of a similar action if payments on an obligation are jeopardized.

Notes

SP-1 -- Strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

SP-2 -- Satisfactory capacity to pay principal and interest.

SP-3 -- Speculative capacity to pay principal and interest.

Commercial paper

A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated `A-1'.

A-3 -- Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

Duff & Phelps Corporation

Long-Term Debt

AAA -- Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, AA- -- High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A, A- -- Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

BBB+, BBB, BBB- -- Below-average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+, BB, BB- -- Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

B+, B, B- -- Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC -- Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD -- Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

Fitch Investors Service, Inc.

AAA -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA -- Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

A -- Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB -- Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB -- Bonds considered to be speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B -- Bonds are considered highly speculative. Bonds in this class are lightly protected as to the obligor's ability to pay interest over the life of the issue and repay principal when due.

CCC -- Bonds have certain characteristics which, with passing of time, could lead to the possibility of default on either principal or interest payments.

CC -- Bonds are minimally protected. Default in payment of interest and/or principal seems probable.

C -- Bonds are in actual or imminent default in payment of interest or principal.

DDD -- Bonds are in default and in arrears in interest and/or principal payments. Such bonds are extremely speculative and should be valued only on the basis of their value in liquidation or reorganization of the obligor.

DEFINITIONS

"Putnam Management"        -- Putnam Investment Management, LLC, the fund's
                              investment manager.

"Putnam Retail Management" -- Putnam Retail Management Limited Partnership,
                              the fund's principal underwriter.

"Putnam Fiduciary Trust    -- Putnam Fiduciary Trust Company, Company" the
                              fund's custodian.

"Putnam Investor Services" -- Putnam Investor Services, a division of Putnam
                              Fiduciary Trust Company, the fund's investor servicing agent.

"Putnam Investments"       -- The name under which Putnam LLC, the parent
                              company of Putnam Management and its affiliates, generally conducts business.



Appendix A

Proxy voting guidelines of the Putnam funds

The proxy voting guidelines below summarize the funds' positions on various issues of concern to investors, and give a general indication of how fund portfolio securities will be voted on proposals dealing with particular issues. The funds' proxy voting service is instructed to vote all proxies relating to fund portfolio securities in accordance with these guidelines, except as otherwise instructed by the Proxy Coordinator, a member of the Office of the Trustees who is appointed to assist in the coordination and voting of the funds' proxies.

The proxy voting guidelines are just that - guidelines. The guidelines are not exhaustive and do not include all potential voting issues. Because proxy issues and the circumstances of individual companies are so varied, there may be instances when the funds may not vote in strict adherence to these guidelines. For example, the proxy voting service is expected to bring to the Proxy Coordinator's attention proxy questions that are company-specific and of a non-routine nature and that, even if covered by the guidelines, may be more appropriately handled on a case-by-case basis.

Similarly, Putnam Management's investment professionals, as part of their ongoing review and analysis of all fund portfolio holdings, are responsible for monitoring significant corporate developments, including proxy proposals submitted to shareholders, and notifying the Proxy Coordinator of circumstances where the interests of fund shareholders may warrant a vote contrary to these guidelines. In such instances, the investment professionals will submit a written recommendation to the Proxy Coordinator and the person or persons designated by Putnam Management's Legal and Compliance Department to assist in processing referral items pursuant to the funds' "Proxy Voting Procedures." The Proxy Coordinator, in consultation with the funds' Senior Vice President, Executive Vice President, and/or the Chair of the Board Policy and Nominating Committee, as appropriate, will determine how the funds' proxies will be voted. When indicated, the Chair of the Board Policy and Nominating Committee may consult with other members of the Committee or the full Board of Trustees.

The following guidelines are grouped according to the types of proposals generally presented to shareholders. Part I deals with proposals that have been put forth by management and approved and recommended by a company's board of directors. Part II deals with proposals submitted by shareholders for inclusion in proxy statements. Part III addresses unique considerations pertaining to non-U.S. issuers.

The Putnam funds will disclose their proxy votes in accordance with the timetable established by SEC rules (i.e., not later than August 31 of each year for the most recent 12-month period ended June 30).


I. BOARD-APPROVED PROPOSALS

The vast majority of matters presented to shareholders for a vote involve proposals made by a company itself (sometimes referred to as "management proposals"), which have been approved and recommended by its board of directors. In view of the enhanced corporate governance practices currently being implemented in public companies and of the funds' intent to hold corporate boards accountable for their actions in promoting shareholder interests, the funds' proxies generally will be voted for the decisions reached by majority independent boards of directors, except as otherwise indicated in these guidelines. Accordingly, the funds' proxies will be voted for board-approved proposals, except as follows:

Matters relating to the Board of Directors

Uncontested Election of Directors

The funds' proxies will be voted for the election of a company's nominees for the board of directors, except as follows:

The funds will withhold votes for the entire board of directors if

* the board does not have a majority of independent directors,

* the board has not established independent nominating, audit, and compensation committees,

* the board has more than 19 members or fewer than five members, absent special circumstances,

* the board has not acted to implement a policy requested in a shareholder proposal that received the support of a majority of the shares of the company at its previous two annual meetings, or

* the board has adopted or renewed a shareholder rights plan (commonly referred to as a "poison pill") without shareholder approval during the current or prior calendar year.

The funds will withhold votes for any nominee for director who:

* is considered an independent director by the company and who has received compensation from the company other than for service as a director (e.g., investment banking, consulting, legal, or financial advisory fees),

* attends less than 75% of board and committee meetings without valid reasons for the absences (e.g., illness, personal emergency, etc.),

* as a director of a public company (Company A), is employed as a senior executive of another public company (Company B) if a director of Company B serves as a senior executive of Company A (commonly referred to as an "interlocking directorate"), or

* serves on more than five unaffiliated public company boards (for the purpose of this guideline, boards of affiliated registered investment companies will count as one board).

Commentary:

Board independence: Unless otherwise indicated, for the purposes of determining whether a board has a majority of independent directors and independent nominating, audit, and compensation committees, an "independent director" is a director who (1) meets all requirements to serve as an independent director of a company under the final NYSE Corporate Governance Rules (e.g., no material business relationships with the company and no present or recent employment relationship with the company (including employment of an immediate family member as an executive officer)), and (2) has not accepted directly or indirectly any consulting, advisory, or other compensatory fee from the company other than in his or her capacity as a member of the board of directors or any board committee. The funds' Trustees believe that the receipt of compensation for services other than service as a director raises significant independence issues.

Board size: The funds' Trustees believe that the size of the board of directors can have a direct impact on the ability of the board to govern effectively. Boards that have too many members can be unwieldy and ultimately inhibit their ability to oversee management performance. Boards that have too few members can stifle innovation and lead to excessive influence by management.

Time commitment: Being a director of a company requires a significant time commitment to adequately prepare for and attend the company's board and committee meetings. Directors must be able to commit the time and attention necessary to perform their fiduciary duties in proper fashion, particularly in times of crisis. The funds' Trustees are concerned about over-committed directors. In some cases, directors may serve on too many boards to make a meaningful contribution. This may be particularly true for senior executives of public companies (or other directors with substantially full-time employment) who serve on more than a few outside boards. The funds may withhold votes from such directors on a case-by-case basis where it appears that they may be unable to discharge their duties properly because of excessive commitments.

Interlocking directorships: The funds' Trustees believe that interlocking directorships are inconsistent with the degree of independence required for outside directors of public companies.

Corporate governance practices: Board independence depends not only on its members' individual relationships, but also on the board's overall attitude toward management. Independent boards are committed to good corporate governance practices and, by providing objective independent judgment, enhancing shareholder value. The funds may withhold votes on a case-by-case basis from some or all directors who, through their lack of independence, have failed to observe good corporate governance practices or, through specific corporate action, have demonstrated a disregard for the interest of shareholders.

Contested Elections of Directors

* The funds will vote on a case-by-case basis in contested elections of directors.

Classified Boards

* The funds will vote against proposals to classify a board, absent special circumstances indicating that shareholder interests would be better served by this structure.

Commentary: Under a typical classified board structure, the directors are divided into three classes, with each class serving a three-year term. The classified board structure results in directors serving staggered terms, with usually only a third of the directors up for re-election at any given annual meeting. The funds' Trustees generally believe that it is appropriate for directors to stand for election each year, but recognize that, in special circumstances, shareholder interests may be better served under a classified board structure.

Other Board-Related Proposals

The funds will generally vote for board-approved proposals that have been approved by a majority independent board, and on a case-by-case basis on board-approved proposals where the board fails to meet the guidelines' basic independence standards (i.e., majority of independent directors and independent nominating, audit, and compensation committees).

Executive Compensation

The funds generally favor compensation programs that relate executive compensation to a company's long-term performance. The funds will vote on a case-by-case basis on board-approved proposals relating to executive compensation, except as follows:

* Except where the funds are otherwise withholding votes for the entire board of directors, the funds will vote for stock option and restricted stock plans that will result in an average annual dilution of 1.67% or less (based on the disclosed term of the plan and including all equity-based plans).

* The funds will vote against stock option and restricted stock plans that will result in an average annual dilution of greater than 1.67% (based on the disclosed term of the plan and including all equity-based plans).

* The funds will vote against any stock option or restricted stock plan where the company's actual grants of stock options and restricted stock under all equity-based compensation plans during the prior three (3) fiscal years have resulted in an average annual dilution of greater than 1.67%.

* The funds will vote against stock option plans that permit the replacing or repricing of underwater options (and against any proposal to authorize such replacement or repricing of underwater options).

* The funds will vote against stock option plans that permit issuance of options with an exercise price below the stock's current market price.

* Except where the funds are otherwise withholding votes for the entire board of directors, the funds will vote for an employee stock purchase plan that has the following features: (1) the shares purchased under the plan are acquired for no less than 85% of their market value; (2) the offering period under the plan is 27 months or less; and (3) dilution is 10% or less.

Commentary: Companies should have compensation programs that are reasonable and that align shareholder and management interests over the longer term. Further, disclosure of compensation programs should provide absolute transparency to shareholders regarding the sources and amounts of, and the factors influencing, executive compensation. Appropriately designed equity-based compensation plans can be an effective way to align the interests of long-term shareholders with the interests of management. The funds may vote against executive compensation proposals on a case-by-case basis where compensation is excessive by reasonable corporate standards, or where a company fails to provide transparent disclosure of executive compensation. In voting on a proposal relating to executive compensation, the funds will consider whether the proposal has been approved by an independent compensation committee of the board.

Capitalization

Many proxy proposals involve changes in a company's capitalization, including the authorization of additional stock, the issuance of stock, the repurchase of outstanding stock, or the approval of a stock split. The management of a company's capital structure involves a number of important issues, including cash flow, financing needs, and market conditions that are unique to the circumstances of the company. As a result, the funds will vote on a case-by-case basis on board-approved proposals involving changes to a company's capitalization, except that where the funds are not otherwise withholding votes from the entire board of directors:

* The funds will vote for proposals relating to the authorization and issuance of additional common stock (except where such proposals relate to a specific transaction).

* The funds will vote for proposals to effect stock splits (excluding reverse stock splits).

* The funds will vote for proposals authorizing share repurchase programs.

Commentary: A company may decide to authorize additional shares of common stock for reasons relating to executive compensation or for routine business purposes. For the most part, these decisions are best left to the board of directors and senior management. The funds will vote on a case-by-case basis, however, on other proposals to change a company's capitalization, including the authorization of common stock with special voting rights, the authorization or issuance of common stock in connection with a specific transaction (e.g., an acquisition, merger or reorganization), or the authorization or issuance of preferred stock. Actions such as these involve a number of considerations that may affect a shareholder's investment and that warrant a case-by-case determination.

Acquisitions, Mergers, Reincorporations, Reorganizations and Other
Transactions

Shareholders may be confronted with a number of different types of transactions, including acquisitions, mergers, reorganizations involving business combinations, liquidations, and the sale of all or substantially all of a company's assets, which may require their consent. Voting on such proposals involves considerations unique to each transaction. As a result, the funds will vote on a case-by-case basis on board-approved proposals to effect these types of transactions, except as follows:

* The funds will vote for mergers and reorganizations involving business combinations designed solely to reincorporate a company in Delaware.

Commentary: A company may reincorporate into another state through a merger or reorganization by setting up a "shell" company in a different state and then merging the company into the new company. While reincorporation into states with extensive and established corporate laws - notably Delaware - provides companies and shareholders with a more well-defined legal framework, shareholders must carefully consider the reasons for a reincorporation into another jurisdiction, including especially an offshore jurisdiction.

Anti-Takeover Measures

Some proxy proposals involve efforts by management to make it more difficult for an outside party to take control of the company without the approval of the company's board of directors. These include the adoption of a shareholder rights plan, requiring supermajority voting on particular issues, the adoption of fair price provisions, the issuance of blank check preferred stock, and the creation of a separate class of stock with disparate voting rights. Such proposals may adversely affect shareholder rights, lead to management entrenchment, or create conflicts of interest. As a result, the funds will vote against board-approved proposals to adopt such anti-takeover measures, except as follows:

* The funds will vote on a case-by-case basis on proposals to ratify or approve shareholder rights plans; and

* The funds will vote on a case-by-case basis on proposals to adopt fair price provisions.

Commentary: The funds' Trustees recognize that poison pills and fair price provisions may enhance shareholder value under certain circumstances. As a result, the funds will consider proposals to approve such matters on a case-by-case basis.

Other Business Matters

Many proxies involve approval of routine business matters, such as changing a company's name, ratifying the appointment of auditors, and procedural matters relating to the shareholder meeting. For the most part, these routine matters do not materially affect shareholder interests and are best left to the board of directors and senior management of the company. The funds will vote for board-approved proposals approving such matters, except as follows:

* The funds will vote on a case-by-case basis on proposals to amend a company's charter or bylaws (except for charter amendments necessary or to effect stock splits to change a company's name or to authorize additional shares of common stock).

* The funds will vote against authorization to transact other unidentified, substantive business at the meeting.

* The funds will vote on a case-by-case basis on other business matters where the funds are otherwise withholding votes for the entire board of directors.

Commentary: Charter and bylaw amendments and the transaction of other unidentified, substantive business at a shareholder meeting may directly affect shareholder rights and have a significant impact on shareholder value. As a result, the funds do not view such items as routine business matters. Putnam Management's investment professionals and the funds' proxy voting service may also bring to the Proxy Coordinator's attention company-specific items that they believe to be non-routine and warranting special consideration. Under these circumstances, the funds will vote on a case-by-case basis.

II. SHAREHOLDER PROPOSALS

SEC regulations permit shareholders to submit proposals for inclusion in a company's proxy statement. These proposals generally seek to change some aspect of the company's corporate governance structure or to change some aspect of its business operations. The funds generally will vote in accordance with the recommendation of the company's board of directors on all shareholder proposals, except as follows:

* The funds will vote for shareholder proposals to declassify a board, absent special circumstances which would indicate that shareholder interests are better served by a classified board structure.

* The funds will vote for shareholder proposals to require shareholder approval of shareholder rights plans.

* The funds will vote for shareholder proposals that are consistent with the funds' proxy voting guidelines for board-approved proposals.

* The funds will vote on a case-by-case basis on other shareholder proposals where the funds are otherwise withholding votes for the entire board of directors.

Commentary: In light of the substantial reforms in corporate governance that are currently underway, the funds' Trustees believe that effective corporate reforms should be promoted by holding boards of directors - and in particular their independent directors - accountable for their actions, rather than imposing additional legal restrictions on board governance through piecemeal proposals. Generally speaking, shareholder proposals relating to business operations are often motivated primarily by political or social concerns, rather than the interests of shareholders as investors in an economic enterprise. As stated above, the funds' Trustees believe that boards of directors and management are responsible for ensuring that their businesses are operating in accordance with high legal and ethical standards and should be held accountable for resulting corporate behavior. Accordingly, the funds will generally support the recommendations of boards that meet the basic independence and governance standards established in these guidelines. Where boards fail to meet these standards, the funds will generally evaluate shareholder proposals on a case-by-case basis.

III. VOTING SHARES OF NON-U.S. ISSUERS

Many of the Putnam funds invest on a global basis, and, as a result, they may be required to vote shares held in non-U.S. issuers - i.e., issuers that are incorporated under the laws of foreign jurisdictions and that are not listed on a U.S. securities exchange or the NASDAQ stock market. Because non-U.S. issuers are incorporated under the laws of countries and jurisdictions outside the U.S., protection for shareholders may vary significantly from jurisdiction to jurisdiction. Laws governing non-U.S. issuers may, in some cases, provide substantially less protection for shareholders. As a result, the foregoing guidelines, which are premised on the existence of a sound corporate governance and disclosure framework, may not be appropriate under some circumstances for non-U.S. issuers.

In many non-U.S. markets, shareholders who vote proxies of a non-U.S. issuer are not able to trade in that company's stock on or around the shareholder meeting date. This practice is known as "share blocking." In countries where share blocking is practiced, the funds will vote proxies only with direction from Putnam Management's investment professionals.

In addition, some non-U.S. markets require that a company's shares be re-registered out of the name of the local custodian or nominee into the name of the shareholder for the meeting. This practice is known as "share re-registration." As a result, shareholders, including the funds, are not able to trade in that company's stock until the shares are re-registered back in the name of the local custodian or nominee. In countries where share re-registration is practiced, the funds will generally not vote proxies.

The funds will vote proxies of non-U.S. issuers in accordance with the foregoing guidelines where applicable, except as follows:

Uncontested Election of Directors

Japan

* For companies that have established a U.S.-style corporate structure, the funds will withhold votes for the entire board of directors if

* the board does not have a majority of outside directors,

* the board has not established nominating and compensation committees composed of a majority of outside directors, or

* the board has not established an audit committee composed of a majority of independent directors.

* The funds will withhold votes for the appointment of members of a company's board of statutory auditors if a majority of the members of the board of statutory auditors is not independent.

Commentary:

Board structure: Recent amendments to the Japanese Commercial Code give companies the option to adopt a U.S.-style corporate structure (i.e., a board of directors and audit, nominating, and compensation committees). The funds will vote for proposals to amend a company's articles of incorporation to adopt the U.S.-style corporate structure.

Definition of outside director and independent director: Corporate governance principles in Japan focus on the distinction between outside directors and independent directors. Under these principles, an outside director is a director who is not and has never been a director, executive, or employee of the company or its parent company, subsidiaries or affiliates. An outside director is "independent" if that person can make decisions completely independent from the managers of the company, its parent, subsidiaries, or affiliates and does not have a material relationship with the company (i.e., major client, trading partner, or other business relationship; familial relationship with current director or executive; etc.). The guidelines have incorporated these definitions in applying the board independence standards above.

Korea

* The funds will withhold votes for the entire board of directors if

* the board does not have a majority of outside directors,

* the board has not established a nominating committee composed of at least a majority of outside directors, or

* the board has not established an audit committee composed of at least three members and in which at least two-thirds of its members are outside directors.

Commentary: For purposes of these guideline, an "outside director" is a director that is independent from the management or controlling shareholders of the company, and holds no interests that might impair performing his or her duties impartially from the company, management or controlling shareholder. In determining whether a director is an outside director, the funds will also apply the standards included in Article 415-2(2) of the Korean Commercial Code (i.e., no employment relationship with the company for a period of two years before serving on the committee, no director or employment relationship with the company's largest shareholder, etc.) and may consider other business relationships that would affect the independence of an outside director.

United Kingdom

* The funds will withhold votes for the entire board of directors if

* the board does not have at least a majority of independent non-executive directors,

* the board has not established nomination committees composed of a majority of independent non-executive directors, or

* the board has not established compensation and audit committees composed of
  (1) at least three directors (in the case of smaller companies, two directors) and (2) solely of independent non-executive directors.

* The funds will withhold votes for any nominee for director who is considered an independent director by the company and who has received compensation from the company other than for service as a director (e.g., investment banking, consulting, legal, or financial advisory fees).

Commentary:

Application of guidelines: Although the U.K.'s Combined Code on Corporate Governance ("Combined Code") has adopted the "comply and explain" approach to corporate governance, the funds' Trustees believe that the guidelines discussed above with respect to board independence standards are integral to the protection of investors in U.K. companies. As a result, these guidelines will be applied in a prescriptive manner.

Definition of independence: For the purposes of these guidelines, a non-executive director shall be considered independent if the director meets the independence standards in section A.3.1 of the Combined Code (i.e., no material business or employment relationships with the company, no remuneration from the company for non-board services, no close family ties with senior employees or directors of the company, etc.), except that the funds do not view service on the board for more than nine years as affecting a director's independence.

Smaller companies: A smaller company is one that is below the FTSE 350 throughout the year immediately prior to the reporting year.

Canada

In January 2004, Canadian securities regulators issued proposed policies that would impose new corporate governance requirements on Canadian public companies. The recommended practices contained in these new corporate governance requirements mirror corporate governance reforms that have been adopted by the NYSE and other U.S. national securities exchanges and stock markets. As a result, the funds will vote on matters relating to the board of directors of Canadian issuers in accordance with the guidelines applicable to U.S. issuers.

Commentary: Like the U.K.'s Combined Code, the proposed policies on corporate governance issued by Canadian securities regulators embody the "comply and explain" approach to corporate governance. Because the funds' Trustees believe that the board independence standards contained in the proxy voting guidelines are integral to the protection of investors in Canadian companies, these standards will be applied in a prescriptive manner.

Other Matters

* The funds will vote for shareholder proposals calling for a majority of a company's directors to be independent of management.

* The funds will vote for shareholder proposals seeking to increase the independence of board nominating, audit, and compensation committees.

* The funds will vote for shareholder proposals that implement corporate governance standards similar to those established under U.S. federal law and the listing requirements of U.S. stock exchanges, and that do not otherwise violate the laws of the jurisdiction under which the company is incorporated.

* The funds will vote on a case-by-case basis on proposals relating to (1) the issuance of common stock in excess of 20% of the company's outstanding common stock where shareholders do not have preemptive rights, or (2) the issuance of common stock in excess of 100% of the company's outstanding common stock where shareholders have preemptive rights.

As adopted December 10, 2004

Proxy voting procedures of the Putnam funds

The proxy voting procedures below explain the role of the funds' Trustees, the proxy voting service and the Proxy Coordinator, as well as how the process will work when a proxy question needs to be handled on a case -by -case basis, or when there may be a conflict of interest.

The role of the funds' Trustees

The Trustees of the Putnam funds exercise control of the voting of proxies through their Board Policy and Nominating Committee, which is composed entirely of independent Trustees. The Board Policy and Nominating Committee oversees the proxy voting process and participates, as needed, in the resolution of issues that need to be handled on a case-by-case basis. The Committee annually reviews and recommends, for Trustee approval, guidelines governing the funds' proxy votes, including how the funds vote on specific proposals and which matters are to be considered on a case-by-case basis. The Trustees are assisted in this process by their independent administrative staff ("Office of the Trustees"), independent legal counsel, and an independent proxy voting service. The Trustees also receive assistance from Putnam Investment Management, LLC ("Putnam Management"), the funds' investment advisor, on matters involving investment judgments. In all cases, the ultimate decision on voting proxies rests with the Trustees, acting as fiduciaries on behalf of the shareholders of the funds.

The role of the proxy voting service

The funds have engaged an independent proxy voting service to assist in the voting of proxies. The proxy voting service is responsible for coordinating with the funds' custodians to ensure that all proxy materials received by the custodians relating to the funds' portfolio securities are processed in a timely fashion. To the extent applicable, the proxy voting service votes all proxies in accordance with the proxy voting guidelines established by the Trustees. The proxy voting service will refer proxy questions to the Proxy Coordinator (described below) for instructions under circumstances where: (1) the application of the proxy voting guidelines is unclear; (2) a particular proxy question is not covered by the guidelines; or (3) the guidelines call for specific instructions on a case-by-case basis. The proxy voting service is also requested to call to the Proxy Coordinator's attention specific proxy questions that, while governed by a guideline, appear to involve unusual or controversial issues. The funds also utilize research services relating to proxy questions provided by the proxy voting service and by other firms.

The role of the Proxy Coordinator

Each year, a member of the Office of the Trustees is appointed Proxy Coordinator to assist in the coordination and voting of the funds' proxies. The Proxy Coordinator will deal directly with the proxy voting service and, in the case of proxy questions referred by the proxy voting service, will solicit voting recommendations and instructions from the Office of the Trustees, the Chair of the Board Policy and Nominating Committee, and Putnam Management's investment professionals, as appropriate. The Proxy Coordinator is responsible for ensuring that these questions and referrals are responded to in a timely fashion and for transmitting appropriate voting instructions to the proxy voting service.

Voting procedures for referral items

As discussed above, the proxy voting service will refer proxy questions to the Proxy Coordinator under certain circumstances. When the application of the proxy voting guidelines is unclear or a particular proxy question is not covered by the guidelines (and does not involve investment considerations), the Proxy Coordinator will assist in interpreting the guidelines and, as appropriate, consult with one or more senior staff members of the Office of the Trustees and the Chair of the Board Policy and Nominating Committee on how the funds' shares will be voted.

For proxy questions that require a case-by-case analysis pursuant to the guidelines or that are not covered by the guidelines but involve investment considerations, the Proxy Coordinator will refer such questions, through a written request, to Putnam Management's investment professionals for a voting recommendation. Such referrals will be made in cooperation with the person or persons designated by Putnam Management's Legal and Compliance Department to assist in processing such referral items. In connection with each such referral item, the Legal and Compliance Department will conduct a conflicts of interest review, as described below under "Conflicts of Interest," and provide a conflicts of interest report (the "Conflicts Report") to the Proxy Coordinator describing the results of such review. After receiving a referral item from the Proxy Coordinator, Putnam Management's investment professionals will provide a written recommendation to the Proxy Coordinator and the person or persons designated by the Legal and Compliance Department to assist in processing referral items. Such recommendation will set forth (1) how the proxies should be voted; (2) the basis and rationale for such recommendation; and (3) any contacts the investment professionals have had with respect to the referral item with non-investment personnel of Putnam Management or with outside parties (except for routine communications from proxy solicitors). The Proxy Coordinator will then review the investment professionals' recommendation and the Conflicts Report with one or more senior staff members of the Office of the Trustees in determining how to vote the funds' proxies. The Proxy Coordinator will maintain a record of all proxy questions that have been referred to Putnam Management's investment professionals, the voting recommendation, and the Conflicts Report.

In some situations, the Proxy Coordinator and/or one or more senior staff members of the Office of the Trustees may determine that a particular proxy question raises policy issues requiring consultation with the Chair of the Board Policy and Nominating Committee, who, in turn, may decide to bring the particular proxy question to the Committee or the full Board of Trustees for consideration.

Conflicts of interest

Occasions may arise where a person or organization involved in the proxy voting process may have a conflict of interest. A conflict of interest may exist, for example, if Putnam Management has a business relationship with (or is actively soliciting business from) either the company soliciting the proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. Any individual with knowledge of a personal conflict of interest (e.g., familial relationship with company management) relating to a particular referral item shall disclose that conflict to the Proxy Coordinator and the Legal and Compliance Department and otherwise remove himself or herself from the proxy voting process. The Legal and Compliance Department will review each item referred to Putnam Management's investment professionals to determine if a conflict of interest exists and will provide the Proxy Coordinator with a Conflicts Report for each referral item that (1) describes any conflict of interest; (2) discusses the procedures used to address such conflict of interest; and (3) discloses any contacts from parties outside Putnam Management (other than routine communications from proxy solicitors) with respect to the referral item not otherwise reported in an investment professional's recommendation. The Conflicts Report will also include written confirmation that any recommendation from an investment professional provided under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

As adopted March 11, 2005



PUTNAM VARIABLE TRUST

FORM N-1A
PART C

OTHER INFORMATION

Item 23. Exhibits

(a) Amended and Restated Agreement and Declaration of Trust dated January 14, 2005 -- Incorporated by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement.

(b) By-Laws, as amended through January 30, 1997 -- Incorporated by reference to Post-Effective Amendment No. 27 to the Registrant's Registration Statement.
(c)(1) Portions of Agreement and Declaration of Trust Relating to Shareholders' Rights -- Incorporated by reference to Post-Effective Amendment No. 14 to the Registrant's Registration Statement.
(c)(2) Portions of By-Laws Relating to Shareholders' Rights -- Incorporated by reference to Post-Effective Amendment No. 14 to the Registrant's Registration Statement.
(d)(1) Management Contract dated October 2, 1987, as most recently supplemented March 17, 2003 -- Incorporated by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement.
(d)(2) Sub-Management Contract dated September 13, 2004
(e)(1) Distributor's Contract dated May 6, 1994 -- Incorporated by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement.
(e)(2) Form of Dealer Sales Contract -- Incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement.
(e)(3) Form of Financial Institution Sales Contract -- Incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement.

(f) Trustee Retirement Plan dated October 4, 1996, as amended July 21, 2000 -- Incorporated by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement.

(g) Custodian Agreement with Putnam Fiduciary Trust Company dated May 3, 1991, as amended June 1, 2001 -- Incorporated by reference to
Post-Effective Amendment No. 29 to the Registrant's Registration Statement.
(h)(1) Investor Servicing Agreement dated June 3, 1991 with Putnam Fiduciary Trust Company -- Incorporated by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement.
(h)(2) Letter of Indemnity dated December 18, 2003 with Putnam Investment Management -- Incorporated by reference to Post-Effective Amendment No. 33 to the Registrant's Registration Statement.

(h)(3) Liability Insurance Allocation Agreement -- Incorporated by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement.

(i) Opinion of Ropes & Gray LLP, including consent -- Incorporated by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement.
(j) Consent of Independent Registered Public Accounting Firm
(k) Not applicable.
(l) Investment Letters from Putnam Investment Management, Inc. to the Registrant -- Incorporated by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement.
(m)(1) Class IB Distribution Plan and Agreement -- Incorporated by reference to Post-Effective Amendment No. 24 to the Registrant's Registration Statement.
(m)(2) Form of Dealer Service Agreement -- Incorporated by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement.
(m)(3) Form of Financial Institution Service Agreement -- Incorporated by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement.
(n) Rule 18f-3(d) Plan -- Incorporated by reference to Post-Effective Amendment No. 31 to the Registrant's Registration Statement.

(p)(1) The Putnam Funds Code of Ethics -- Incorporated by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement.
(p)(2) Putnam Investments Code of Ethics -- Incorporated by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement.
(p)(3) Amendment to Putnam Investments Code of Ethics dated December 15, 2004 -- Incorporated by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement.
(p)(4) Amendment to Putnam Investments Code of Ethics dated April 1, 2005

Item 24. Persons Controlled by or under Common Control with the Fund

None

Item 25. Indemnification

The information required by this item is incorporated by reference to the Registrant's Initial Registration Statement on Form N-1A under the Investment Company Act of 1940 (File No. 811-5346).

Items 26 and 27.



Item 26. Business and Other Connections of Investment Adviser


Except as set forth below, the directors and officers of the Registrant's investment adviser have been engaged during the past two fiscal years in no business, vocation or employment of a substantial nature other than as directors or officers of the investment adviser or certain of its corporate affiliates. Certain officers of the investment adviser serve as officers of some or all of the Putnam funds. The address of the investment adviser, its corporate affiliates and the Putnam Funds is One Post Office Square, Boston, Massachusetts 02109.




Name                           Non-Putnam business and other connections
----                           -----------------------------------------


Zhikai Chen                    Prior to May 2004, Equity Research Analyst,
Vice President                 Citigroup Asset Management, 100 First Stamford
                               Place, Stamford, CT 06902

John W. Coffey                 Prior to April 2004, Managing Director,
Managing Director              Citigroup Asset Management, 399 Park Avenue,
                               New York, NY 10022

Emily F. Cooper                Prior to May 2004, Vice President, LNR Property
Vice President                 Corporation, 1601 Washington Avenue, Suite 700,
                               Miami Beach, FL 33139

John R.S. Cutler               Member, Burst Media, L.L.C., 10 New England
Vice President                 Executive Park, Burlington, MA 01803


Gian D. Fabbri                 Partner, KF Style, LLC, 73 Charles St.,
Assistant Vice President       Boston, MA 02114

Maria Garcia-Lomas             Prior to July 2003, Research Analyst, J.P.
Vice President                 Morgan Securities Ltd., 125 London Wall,
                               London, England

Haralabos E. Gakidis           Prior to October 2003, Head of Consulting and
Vice President                 Business Development, The RIS Consulting Group
                               LLC, 420 Boylston Street, Suite 302, Boston,
                               MA 02116

Robert E. Ginsberg             Prior to August 2004, Vice President, Delaware
Managing Director              Investments, 2005 Market Street, Philadelphia,
                               PA 19103

Robert R. Leveille             Prior to June 2004, Partner, Bell, Boyd & Lloyd
Senior Vice President          LLC, 70 W. Madison St., Chicago, IL 60602

Francis J. McNamara, III       Prior to April, 2004, General Counsel, State
Senior Managing Director       Street Research & Management Company, One
                               Financial Center, Boston, MA 02110

David Morgan                   Prior to June 2004, Director, Equity Analyst,
Senior Vice President          Citigroup Asset Management. Citigroup Centre,
                               Canada Square, Canary Wharf, London, England
                               E14 5LB

Michael J. Sager               Prior to March 2004, Vice President, Currency
Managing Director              Group, JPMorgan Fleming Asset Management,
                               20 Finsbury Street, London, England EC2Y 9AQ

Masroor Taale Siddiqui         Prior to February 2004, Managing Director,
Senior Vice President          Jefferies & Co., 520 Madison Avenue, New York,
                               NY 10022

Jeffrey M. Stought             Prior to March 2004, Vice President, Goldman
Vice President                 Sachs International, 133 Fleet Street, London,
                               England EC4A 2BB

Stephen J. Tate                Prior to August 2004, Associate, Ropes & Gray
Assistant Vice President       LLP, One International Place, Boston, MA 02110

Michael S. Webb                Prior to May 2003, Tax Associate, Atlantic
Assistant Vice President       Trust Company N. A., 100 Federal Street,
                               Boston, MA 02110


Item 27.  Principal Underwriter


(a) Putnam Retail Management Limited Partnership is the principal underwriter for each of the following investment companies, including the Registrant:


Putnam American Government Income Fund, Putnam Arizona Tax Exempt Income Fund, Putnam Asset Allocation Funds, Putnam California Tax Exempt Income Fund, Putnam Capital Appreciation Fund, Putnam Classic Equity Fund, Putnam Convertible Income-Growth Trust, Putnam Discovery Growth Fund, Putnam Diversified Income Trust, Putnam Equity Income Fund, Putnam Europe Equity Fund, Putnam Florida Tax Exempt Income Fund, Putnam Funds Trust, The George Putnam Fund of Boston, Putnam Global Equity Fund, Putnam Global Income Trust, Putnam Global Natural Resources Fund, The Putnam Fund for Growth and Income, Putnam Health Sciences Trust, Putnam High Yield Trust, Putnam High Yield Advantage Fund, Putnam Income Fund, Putnam International Equity Fund, Putnam Investment Funds, Putnam Investors Fund, Putnam Limited Duration Government Income Fund (formerly Intermediate U.S. Government Income Fund), Putnam Massachusetts Tax Exempt Income Fund, Putnam Michigan Tax Exempt Income Fund, Putnam Minnesota Tax Exempt Income Fund, Putnam Municipal Income Fund, Putnam New Jersey Tax Exempt Income Fund, Putnam New Opportunities Fund, Putnam New York Tax Exempt Income Fund, Putnam Ohio Tax Exempt Income Fund, Putnam OTC & Emerging Growth Fund, Putnam Pennsylvania Tax Exempt Income Fund, Putnam RetirementReady Funds, Putnam Tax Exempt Income Fund, Putnam Tax Exempt Money Market Fund, Putnam Tax-Free Income Trust, Putnam Tax Smart Funds Trust, Putnam U.S. Government Income Trust, Putnam Utilities Growth and Income Fund, Putnam Variable Trust, Putnam Vista Fund, Putnam Voyager Fund.


(b) The directors and officers of the Registrant's principal underwriter are listed below.Except as noted below, none of the officers are officers of the Registrant.

The principal business address of each person is One Post Office Square, Boston, MA 02109:


Name                          Position and Office with the Underwriter
-----------------------------------------------------------------------
Aaron III, Jefferson F.       Senior Vice President
Ahearn, Paul D.               Assistant Vice President
Alessi, John J.               Assistant Vice President
Amisano, Paulette C.          Vice President
Antin, Elizabeth M.           Assistant Vice President
Arends, Michael K.            Senior Vice President
Babcock III, Warren W.        Senior Vice President
Baker, Christopher H.         Vice President
Baker, Erin L.                Vice President
Balfour, Renee                Assistant Vice President
Ballingall, Keith R.          Assistant Vice President
Barnett, William E.           Vice President
Barrett, Thomas               Senior Vice President
Bartony, Paul A.              Senior Vice President
Bergeron, Christopher E.      Vice President
Beringer, Thomas C.           Senior Vice President
Bernaldo, Bryan L.            Assistant Vice President
Borden, Richard S.            Vice President
Bosinger, Paul C.             Vice President
Bouchard, Keith R.            Senior Vice President
Bradford Jr., Linwood E.      Managing Director
Brennan, Sean M.              Assistant Vice President
Brown, Michael D.             Assistant Vice President
Bruel, Hilary Hanson          Assistant Vice President
Bumpus, James F.              Managing Director
Bunker, Christopher M.        Senior Vice President
Bush, Jessica Scoon           Assistant Vice President
Cabana, Susan D.              Senior Vice President
Call, Timothy W.              Senior Vice President
Callinan, Richard E.          Vice President
Campbell, Christopher F.      Assistant Vice President
Campbell, Sundance            Assistant Vice President
Caramazza, Pierre C.          Senior Vice President
Carey, Christopher P.         Vice President
Casey, David M.               Senior Vice President
Cass, William D.              Senior Vice President
Caswell, Kendra L.            Vice President
Chang, America J.             Assistant Vice President
Chapman, Frederick            Vice President
Ciesluk, James D.             Assistant Vice President
Cinelli, Kathleen J.          Assistant Vice President
Clare, Michael J.             Assistant Vice President
Colman, Donald M.             Vice President
Condon, Meagan L.             Vice President
Condron, Brett P.             Senior Vice President
Coneeny, Mark L.              Managing Director
Connelly, Donald A.           Senior Vice President
Connolly, William T.          Managing Director
Cooley, Jonathan A.           Vice President
Corbett, Dennis T.            Senior Vice President
Corvinus, F. Nicholas         Managing Director
Corwin, Kathleen K.           Senior Vice President
Cosentino, Joseph D.          Vice President
Coveney, Anne M.              Senior Vice President
Covington, Ryan R.            Senior Vice President
Crean, Jeremy P.              Assistant Vice President
Cristo, Chad H.               Senior Vice President
Croft, Ariane D.              Assistant Vice President
Crotty, Kenneth Brian         Managing Director
Curry, John D.                Senior Vice President
Curtin, Brian                 Assistant Vice President
Dabney, Richard W.            Senior Vice President
Dahill, Jessica E.            Vice President
Davidian, Raymond A.          Vice President
DeAngelis, Adam               Vice President
DeFao, Michael E.             Senior Vice President
DeGregorio Jr., Richard A.    Assistant Vice President
DeNitto, James P.             Vice President
Dempsey, Thomas F.            Vice President
Dewey Jr., Paul S.            Senior Vice President
DiBuono, Jeffrey P.           Assistant Vice President
Donadio, Joyce M.             Senior Vice President
Dowie, Kevin T.               Assistant Vice President
Doyle, Michelle               Assistant Vice President
Economou, Stefan G.           Assistant Vice President
Elder, Michael D.             Managing Director
Emhof, Joseph R.              Senior Vice President
Ethington, Robert H.          Assistant Vice President
Fanning, Virginia A.          Senior Vice President
Favaloro, Beth A.             Senior Vice President
Felan III, Catarino           Senior Vice President
Feldman, Susan H.             Senior Vice President
Fiedler, Stephen J.           Vice President
Fishman, Mitchell B.          Managing Director
Fitzgerald, Ann M.            Assistant Vice President
Fleming, Robert A.            Assistant Vice President
Foley, Timothy P.             Senior Vice President
Foresyth, Charles W.          Vice President
Forrester, Gordon M.          Managing Director
Forziati, Christine M.        Assistant Vice President
Foster, Laura G.              Senior Vice President
Fraelick, Richard             Vice President
Fronc, Richard Joseph         Assistant Vice President
Gale, Laura A.                Assistant Vice President
Gambale, Kevin L.             Vice President
Gaudette, Marjorie B.         Senior Vice President
Gebhard, Louis F.             Assistant Vice President
Gentile, Donald A.            Assistant Vice President
Gervais, Jeffrey C.           Assistant Vice President
Giessler, Todd C.             Vice President
Gipson, Zachary A.            Vice President
Girald, Kristin M.            Assistant Vice President
Greenwood, Julie M.           Vice President
Gundersen, Jan S.             Senior Vice President
Hagan IV, J. Addison          Vice President
Halloran, James E.            Senior Vice President
Halloran, Thomas W.           Managing Director
Hanlon, Andrew D.             Assistant Vice President
Hartigan, Craig W.            Senior Vice President
Hartigan, Maureen A.          Senior Vice President
Hassinger, Aaron D.           Assistant Vice President
Hazzard, Jessica L.           Senior Vice President
Hershenow, Andrew B.          Assistant Vice President
Hess Jr., William C.          Vice President
Holland, Jeffrey K.           Vice President
Holmes, Maureen A.            Senior Vice President
Howe, Denise M.               Assistant Vice President
Howley, Sean J.               Senior Vice President
Hoyt, Paula J.                Senior Vice President
Hughes, Carolyn               Senior Vice President
Hyland, John P.               Vice President
Iglesias, Louis X.            Senior Vice President
Iris, Stefan K.               Assistant Vice President
Jean, Ellen F.                Assistant Vice President
Jeans, Kathleen A.            Assistant Vice President
Jones, Thomas A.              Senior Vice President
Jordan, Stephen R.            Assistant Vice President
Kapinos, Peter J.             Senior Vice President
Keith, Pamela J.              Assistant Vice President
Kelley, Brian J.              Senior Vice President
Kelly, A. Siobhan             Senior Vice President
Kelly, David                  Managing Director
Kennedy, Daniel J.            Vice President
Kerivan, John R.              Senior Vice President
Kersten, Charles N.           Senior Vice President
King, Brian F.                Vice President
Kinsman, Anne M.              Senior Vice President
Kirk Kahn, Deborah H.         Senior Vice President
Kokos, Casey T.               Assistant Vice President
Komodromos, Costas G.         Senior Vice President
Kotsiras, Steven              Vice President
Kringdon, Joseph D.           Managing Director
LaGreca, Jennifer J.          Assistant Vice President
Lacascia, Charles M.          Senior Vice President
Lacour, Jayme J.              Assistant Vice President
Lampron, Michelle S.          Assistant Vice President
Larson, John R.               Senior Vice President
Lecce, Vincent L.             Vice President
Leveille, Robert R.           Senior Vice President
Levy, Norman S.               Senior Vice President
Lieberman, Samuel L.          Senior Vice President
Lighty, Brian C.              Assistant Vice President
Link, Christopher H.          Senior Vice President
Lohmeier, Andrew              Vice President
Lukens, James W.              Senior Vice President
Maglio, Nancy T.              Assistant Vice President
Maher, James M.               Assistant Vice President
Mahoney, Julie M.             Vice President
Mansfield, Scott D.           Vice President
Martin, David M.              Vice President
Martin, Kevin J.              Vice President
Massey, Shannon M.            Vice President
Matkin, Jefferson P.          Vice President
Mattucci, John T.             Assistant Vice President
McCafferty, Karen A.          Senior Vice President
McCarran, Matthew P.          Assistant Vice President
McCollough, Martha J.         Assistant Vice President
McConville, Paul D.           Senior Vice President
McCutcheon, Bruce A.          Senior Vice President
McDermott, Robert J.          Senior Vice President
McInis, Brian S.              Vice President
McKenna, Mark J.              Managing Director
McNamara III, Francis J.*     Senior Managing Director
Mee, Kellie F.                Assistant Vice President
Mehta, Ashok                  Senior Vice President
Metelmann, Claye A.           Senior Vice President
Michejda, Marek A.            Senior Vice President
Miller Jr., Edward D.         Vice President
Millette, Michelle T.         Vice President
Minsk, Judith                 Senior Vice President
Molesky, Kevin P.             Vice President
Monaghan, Richard A.          Senior Managing Director
Moody, Paul R.                Senior Vice President
Moore, George D.              Assistant Vice President
Moret, Mitchell L.            Senior Vice President
Murphy, Brian X.              Assistant Vice President
Nadherny, Robert Charles      Managing Director
Nakamura, Denise-Marie        Senior Vice President
Nardone, Laura E.             Assistant Vice President
Naumann, Daniel               Assistant Vice President
Naumenko, Maxim O.            Assistant Vice President
Nelson, Brian W.              Vice President
Nichols, Leslie G.            Assistant Vice President
Nickodemus, John P.           Managing Director
Nickolini, Michael A.         Vice President
Nickse, Gail A.               Assistant Vice President
Nicolazzo, Jon C.             Senior Vice President
Norcross, George H.           Assistant Vice President
O'Connell Jr., Paul P.        Senior Vice President
O'Connor, Brian P.            Senior Vice President
O'Connor, Matthew P.          Senior Vice President
O'Connor, Scott D.            Assistant Vice President
O'Sullivan, Shawn M.          Vice President
Olsen, Stephen                Vice President
Ondek, David P.               Assistant Vice President
Otsuka, Fumihiko              Senior Vice President
Palmer, Patrick J.            Senior Vice President
Perkins, Erin M.              Senior Vice President
Petitti, Joseph P.            Senior Vice President
Pheeney, Bradford S.          Vice President
Pheeney, Douglas K.           Vice President
Phoenix, Joseph T.            Managing Director
Piersol, Willow B.            Vice President
Pitcher, Ciara L.             Assistant Vice President
Platt, Thomas R.              Senior Vice President
Pulkrabek, Scott M.           Senior Vice President
Puzzangara, John C.           Vice President
Quinn, Brian J.               Senior Vice President
Reid, Sandra L.               Vice President
Rickson, Alexander            Assistant Vice President
Ritter, Jesse D.              Vice President
Rodammer, Kris                Senior Vice President
Rosmarin, Adam L.             Vice President
Rowe, Robert B.               Senior Vice President
Ruys de Perez, Charles A.**   Managing Director
Ryan, Deborah A.              Senior Vice President
Ryan, William M.              Senior Vice President
Saunders, Catherine A.        Managing Director
Sawyer, Matthew A.            Senior Vice President
Schaub, Gerald D.             Vice President
Schlafman, Jonathan E.        Vice President
Schug, Mark R.                Assistant Vice President
Schultz, Susan L.             Assistant Vice President
Segers, Elizabeth R.          Managing Director
Seul, Philipp R.              Vice President
Seward, Lindsay H.            Vice President
Seydler, Bonnie S.            Vice President
Shannon Jr., John H.          Assistant Vice President
Shea, Lisa M.                 Assistant Vice President
Sheridan, Michael F.          Assistant Vice President
Short Jr., Harold P.          Senior Vice President
Short, Jonathan D.            Senior Vice President
Siebold, Mark J.              Senior Vice President
Siemon Jr., Frank E.          Senior Vice President
Spigelmeyer III, Carl M.      Vice President
Spooner, Andrew C.            Assistant Vice President
Squires, Melissa H.           Vice President
Stathoulopoulos, Manny        Assistant Vice President
Steingarten, Brie A.E.        Assistant Vice President
Stickney, Paul R.             Senior Vice President
Storkerson, John K.           Senior Vice President
Stuart, James F.              Senior Vice President
Sullivan, Brian L.            Senior Vice President
Sullivan, Elaine M.           Managing Director
Sweeney, Brian S.             Vice President
Sweeney, Janet C.             Senior Vice President
Swenson, William T.           Assistant Vice President
Taber, Rene B.                Vice President
Tanner, B. Iris               Vice President
Tate, Stephen J.              Assistant Vice President
Tierney, Tracy L.             Vice President
Totovian, James H.            Vice President
Tudor, Jonathan Perry         Assistant Vice President
Tyrie, David C.               Managing Director
Urban, Elke R.                Assistant Vice President
Valentin-Hess, Carmen         Assistant Vice President
Wadera-Sandhu, Jyotsana       Assistant Vice President
Wallace, Stephen              Senior Vice President
Wilde, Michael R.             Assistant Vice President
Williams, Jason M.            Vice President
Zannino, David J.             Assistant Vice President
Zitnay, Lauren K.             Assistant Vice President
Zografos-Preusser, Laura J.   Senior Vice President

* Mr. McNamara is Vice President and Chief Legal Officer of the Registrant.

** Mr. Ruys de Perez is Vice President and Chief Compliance Officer of the Registrant.


Item 28. Location of Accounts and Records

Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are Registrant's Clerk, Judith Cohen; Registrant's investment adviser, Putnam Investment Management LLC; Registrant's principal underwriter, Putnam Retail Management Limited Partnership; Registrant's custodian, Putnam Fiduciary Trust Company ("PFTC"); and Registrant's transfer and dividend disbursing agent, Putnam Investor Services, a division of PFTC. The address of the Clerk, investment adviser, principal underwriter, custodian and transfer and dividend disbursing agent is One Post Office Square, Boston, Massachusetts 02109.

Item 29. Management Services

None

Item 30. Undertakings

None

NOTICE

A copy of the Agreement and Declaration of Trust of Putnam Variable Trust is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Registrant.


SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the fund certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts, on the 28th day of April, 2005.

                                      Putnam Variable Trust

                                      By: Charles E. Porter, Executive
                                      Vice President, Associate Treasurer
                                      and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement of Putnam Variable Trust has been signed below by the following persons in the capacities and on the dates indicated:

Signature                Title

John A. Hill             Chairman of the Board and Trustee

George Putnam, III       President and Trustee

Charles E. Porter        Executive Vice President; Associate Treasurer and
                         Principal Executive Officer

Steven D. Krichmar       Vice President and Principal Financial Officer

Michael T. Healy         Assistant Treasurer and Principal Accounting Officer

Jameson A. Baxter        Trustee

Charles B. Curtis        Trustee

Myra R. Drucker          Trustee

Charles E. Haldeman, Jr. Trustee

Ronald J. Jackson        Trustee

Paul L. Joskow           Trustee

Elizabeth T. Kennan      Trustee

John H. Mullin, III      Trustee

Robert E. Patterson      Trustee

W. Thomas Stephens       Trustee

Richard B. Worley        Trustee

                         By:  Charles E. Porter, as Attorney in-Fact

                              April 28, 2005

EXHIBIT INDEX

Item 23 Exhibit

(d)(2) Sub-Management Contract dated September 13, 2004

(j) Consent of Independent Registered Public Accounting Firm

(p)(4) Amendment to Putnam Investments Code of Ethics dated April 1, 2005